ANNUAL REPORT

THE PHOENIX

      EDGE

         SERIES FUND

                                DECEMBER 31, 2001

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series .....................................    2
Phoenix-Aberdeen New Asia Series ..........................................    9
Phoenix-AIM Mid-Cap Equity Series .........................................   15
Phoenix-Alliance/Bernstein Growth + Value Series ..........................   20
Phoenix-Deutsche Dow 30 Series ............................................   26
Phoenix-Deutsche Nasdaq-100 Index(R)Series ................................   30
Phoenix-Duff & Phelps Real Estate Securities Series .......................   35
Phoenix-Engemann Capital Growth Series ....................................   40
Phoenix-Engemann Nifty Fifty Series .......................................   46
Phoenix-Engemann Small & Mid-Cap Growth Series ............................   51
Phoenix-Federated U.S. Government Bond Series .............................   57
Phoenix-Goodwin Money Market Series .......................................   61
Phoenix-Goodwin Multi-Sector Fixed Income Series ..........................   66
Phoenix-Hollister Value Equity Series .....................................   74
Phoenix-J.P. Morgan Research Enhanced Index Series ........................   80
Phoenix-Janus Core Equity Series ..........................................   89
Phoenix-Janus Flexible Income Series ......................................   94
Phoenix-Janus Growth Series ...............................................   99
Phoenix-MFS Investors Growth Stock Series .................................  103
Phoenix-MFS Investors Trust Series ........................................  109
Phoenix-MFS Value Series ..................................................  115
Phoenix-Morgan Stanley Focus Equity Series ................................  120
Phoenix-Oakhurst Balanced Series ..........................................  126
Phoenix-Oakhurst Growth and Income Series .................................  134
Phoenix-Oakhurst Strategic Allocation Series ..............................  141
Phoenix-Sanford Bernstein Global Value Series .............................  149
Phoenix-Sanford Bernstein Mid-Cap Value Series ............................  158
Phoenix-Sanford Bernstein Small-Cap Value Series ..........................  163
Phoenix-Seneca Mid-Cap Growth Series ......................................  168
Phoenix-Seneca Strategic Theme Series .....................................  173
Notes to Financial Statements .............................................  178

      Not FDIC Insured       No Bank Guarantee             May Lose Value

             PHOENIX-ABERDEEN INTERNATIONAL SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Fund essentially focuses on quality companies with strong management, solid growth prospects and attractive relative valuations. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, as well as economic and political risks.

INVESTMENT ADVISER'S REPORT For the 12 months ended December 31, 2001, the Fund returned -24.04% compared with a return of -21.21% for its benchmark index, the MSCI EAFE Index(1).

     International equity markets have continued to perform poorly, during the year under review, with sentiment towards the prospects for the global economy deteriorating significantly in the immediate aftermath of the tragic events of September 11th. However, as the "war against terrorism" has started to unfold in a more positive light for the US and its allies, and after significant cuts in interest rates globally, the equity markets have recovered off their lows following the terrorist attacks, yet are still significantly down over the year.

     In response to the declining economic environment and the impact of the horrific terrorist attacks in the US, central banks moved quickly to increase liquidity in the financial markets. As a result, US interest rates were reduced to 1.75% in the year under review, while UK base rates fell to 4.0%. In mid-September, widespread global uncertainty also forced the European Central Bank to aggressively reduce its interest rate from 4.25% to 3.25%. Global monetary policy is likely to remain accommodative with interest rates being reduced to emergency levels.

     The on-going disputes between OPEC member and non-member states (Norway, Russia, Mexico) over production levels for crude oil has seen the price of Brent Crude drop significantly. The drop in the oil price, together with declining consumer and producer prices, has kept inflationary pressures down and has been very supportive in allowing central banks to act so aggressively in easing monetary policy.

     The European Central Bank (ECB) has clearly been behind the easing curve on interest rates, with real rates still considerably higher than the US, and core inflation falling due to weak demand. The slowness in policy response from the ECB has meant that "Fortress Europe" has not escaped unscathed with the German economy teetering on recession. The lack of policy response has also meant that the Euro has fallen back below 0.90 to the US dollar after rising to 0.9267 in September. The UK appears to be fairing better than most other economies throughout the world with third quarter GDP posting a stronger-than-expected growth rate of 0.6%. It now seems likely that the UK will avoid a recession, despite a weak manufacturing sector that has suffered from the strength of sterling. Core inflation has fallen well below the Bank of England's target rate of 2.5%.

     In Japan, the economic gloom has considerably worsened since September 11th. Industrial production fell by 12.7% year-on-year and 4.3% quarter-on-quarter in the third quarter due not only to a drop in exports, but also to a decrease in domestic orders. The unemployment rate took a dramatic jump, rising from 5% to 5.3%, confirming that large-scale labor shedding has begun in the face of massive excess capacity. Speculation over the extent of the bad debt problems to which the Japanese banks are exposed, and lack of policy reform from Prime Minister Junichiro Koizumi, saw the Nikkei Index fall below the 10,000 level, hitting an 18-year low.

OUTLOOK
     Equity markets are likely to remain nervous and volatile over the short term, a situation that has been exacerbated by the events of September 11th. Confidence has shown signs of returning recently due to a number of factors. The speedy progress in the Afghan military campaign, weaker-than-expected oil prices and the absence of any further terrorist attacks has resulted in a modest reduction in the global investment risk premium; nonetheless, terrorist threats on the US and the risk of further extraneous shocks still remain. As a result of the attacks, the global economic trough has been deferred until 2002 so that a "V"-shaped recovery will likely not take place until the second half of next year, with the more likely scenario of a more moderate rate of growth being achieved.

     Disinflation will likely remain the dominant and enduring global theme, reinforced by the deflationary shock resulting from the terrorist attacks in the US. In spite of this, and as a direct result of greater stimulative monetary and fiscal policy, global reflation has been slowly building throughout the year. For the first time since the 1980's, governments are pursuing fiscal stimulus policies. Indeed, with economic data remaining weak in the Asia-Pacific region, the governments of Korea (US$1.5 billion), Singapore (US$6 billion) and Hong Kong (US$1.2 billion) have all announced fiscal spending packages. The emerging markets asset class looks set for a better year in 2002 as global economic activity picks up in response to rising levels of

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

liquidity and cheap borrowing rates. Valuations for these markets are back to 1998 crisis levels, with the asset class trading at 10x 2002 earnings despite improved macro fundamentals.

     Historically, shocks like the terrorists attacks in the US tend to lead to a sudden, albeit temporary, rise in investor risk aversion. The typical investor response to previous market shocks of this nature suggests that heightened risk aversion lasts between two to three months, during which time investors seek the relative security of bonds and cash. Once equities have found an absolute floor, the recovery period for equities extends anywhere between three months and one year.

     Equity markets have started to anticipate a moderate economic recovery for the middle of next year. In order for the markets to extend recent gains and justify current levels of valuation, there must be an improvement on the outlook for corporate earnings before they can enter into a new bull market phase. Indeed, inflation is expected to remain subdued due to the unwinding of enormous global over-capacity in a number of sectors, allowing central banks to keep monetary policy supportive. With bond yields at or near historic lows, the foundations are in place for a rebuilding of confidence and improved returns from the equity markets over the medium to long term.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   International Series  MSCI EAFE Index(1)     S&P 500 Index(2)
12/31/91               $10,000.00            $10,000.00            $10,000.00
12/31/92                 8,719.13              8,814.84             10,769.10
12/31/93                12,070.40             11,718.70             11,846.00
12/30/94                12,073.60             12,663.00             12,002.70
12/29/95                13,231.90             14,125.60             16,504.60
12/31/96                15,699.00             15,024.40             20,341.50
12/31/97                17,589.70             15,333.30             27,130.70
12/31/98                22,501.40             18,450.90             34,932.50
12/31/99                29,138.00             23,487.70             42,315.50
12/29/00                24,530.00             20,209.30             38,427.90
12/31/01                18,633.30             15,923.80             33,864.70

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                              1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
International Series                          (24.04)%     3.49%        6.42%
--------------------------------------------------------------------------------
MSCI EAFE Index(1)                            (21.21)%     1.17%        4.76%
--------------------------------------------------------------------------------
S&P 500 Index(2)                              (11.87)%    10.73%       12.97%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/31/91. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Morgan Stanley Capital International EAFE Index is an unmanaged, commonly used measure of foreign stock fund performance which includes net dividends reinvested. Total return figures are net of foreign withholding taxes. The EAFE index is an aggregate of 19 individual country indexes in Europe, Australia, New Zealand and the Far East.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2001

                                                     SHARES         VALUE
                                                   ----------   ------------
FOREIGN COMMON STOCKS--97.3%
AUSTRALIA--1.5%
  QBE Insurance Group Ltd. (Insurance
    (Property-Casualty)) ..........................   594,600   $  2,337,555
                                                                ------------
BRAZIL--1.9%
  Tele Norte Leste Participacoes SA ADR
    (Telecommunications (Long Distance)) ..........   100,000      1,563,000
  Unibanco GDR (Banks (Money Center)) .............    65,250      1,455,075
                                                                ------------
                                                                   3,018,075
                                                                ------------
FINLAND--3.1%
  Nokia Oyj (Communications Equipment) ............   100,490      2,591,166
  Stora Enso Oyj (Paper & Forest Products) ........   187,450      2,400,038
                                                                ------------
                                                                   4,991,204
                                                                ------------
FRANCE--9.4%
  Assurances Generales de France (Insurance
    (Multi-Line)) .................................    31,059      1,490,562
  Aventis SA (Health Care (Drugs-Major
    Pharmaceuticals)) .............................    33,887      2,406,233
  Cap Gemini SA (Computers (Software & Services))..     9,310        672,271
  Castorama Dubois Investissement SA (Retail
    (Building Supplies)) ..........................    23,800      1,225,898
  Club Mediterranee SA (Lodging - Hotels) .........    29,541      1,078,407
  Havas Advertising SA (Services (Advertising/
    Marketing)) ...................................   193,810      1,402,945
  L'Oreal SA (Household Products (Non-Durable))....    25,600      1,844,006
  Pechiney SA Class A (Containers & Packaging
    (Paper)) ......................................    34,580      1,782,696
  Schneider Electric SA (Electrical Equipment) ....    25,300      1,216,433
  Valeo SA (Auto Parts & Equipment) ...............    47,020      1,875,575
                                                                ------------
                                                                  14,995,026
                                                                ------------
GERMANY--1.9%
Allianz AG (Insurance (Multi-Line)) ...............     7,800      1,843,881
  Bayerische Motoren Werke AG (Automobiles) .......    32,140      1,131,791
                                                                ------------
                                                                   2,975,672
                                                                ------------
HONG KONG--2.7%
  Giordano International Ltd. (Retail (Specialty-
    Apparel)) ..................................... 5,988,000      2,649,269
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified)) ................................ 2,410,000      1,730,733
                                                                ------------
                                                                   4,380,002
                                                                ------------
INDIA--0.7%
  Videsh Sanchar Nigam Ltd. ADR (Telecommunications
    (Long Distance)) ..............................   118,000      1,132,800
                                                                ------------
ITALY--4.2%
ENI SpA (Oil) .....................................   218,296      2,736,669
  Sanpaolo IMI SpA (Banks (Money Center)) .........   209,573      2,248,517
  Telecom Italia Mobile SpA (Telecommunications
    (Cellular/Wireless)) ..........................   310,000      1,730,625
                                                                ------------
                                                                   6,715,811
                                                                ------------
JAPAN--17.9%
  Fuji Photo Film Co., Ltd. (Leisure Time
    (Products)) ...................................    70,000      2,499,619
  Fujikura Ltd. (Electrical Equipment) ............   482,000      1,809,431
  Honda Motor Co. Ltd. (Automobiles) ..............    58,800      2,346,437
  Kao Corp. (Household Products (Non-Durable)) ....   110,000      2,287,121
  Mabuchi Motor Co., Ltd. (Electrical Equipment) .. 29,000 2,389,746 NTT DoCoMo, Inc. (Telecommunications (Cellular/
    Wireless)) ....................................       170      1,997,559
  Olympus Optical Co., Ltd. (Health Care (Medical
    Products & Supplies)) .........................   182,000      2,617,656

                                                     SHARES         VALUE
                                                   ----------   ------------
JAPAN--CONTINUED
  Orix Corp. (Consumer Finance) ...................    25,100   $  2,248,390
  Rohm Co., Ltd. (Electronics (Semiconductors)) ... 13,000 1,687,243 Shin-Etsu Chemical Co., Ltd. (Chemicals
    (Specialty)) ..................................    71,000      2,551,580
  Terumo Corp. (Health Care (Medical Products &
    Supplies)) ....................................   158,000      2,047,032
  Uni-Charm Corp. (Household Products (Non-Durable)) 85,000 1,777,049 Yamanouchi Pharmaceutical Co., Ltd. (Health Care
    (Diversified)) ................................    90,000      2,376,011
                                                                ------------
                                                                  28,634,874
                                                                ------------
MEXICO--0.6%
Telefonos de Mexico SA de C.V. ADR Series L
  (Telecommunications (Long Distance)) ............    28,500        998,070
                                                                ------------
NETHERLANDS--8.7%
  ASM Lithography Holding NV (Equipment
    (Semiconductors)) (b) .........................    58,529      1,017,243
  Buhrmann NV (Distributors (Food & Health)) ......   118,190      1,297,531
  DSM NV (Chemicals (Specialty)) ..................    54,990      2,007,924
  IHC Caland NV (Oil & Gas (Drilling & Equipment))     29,918      1,398,510
  ING Groep NV (Financial (Diversified)) ..........    51,320      1,308,680
  Koninklijke (Royal) Philips Electronics NV
    (Manufacturing (Diversified)) .................    84,830      2,521,214
  Royal Dutch Petroleum Co. (Oil) .................    39,571      2,004,764
  TNT Post Group NV (Air Freight) .................   112,130      2,426,062
                                                                ------------
                                                                  13,981,928
                                                                ------------
SINGAPORE--1.8%
  Oversea-Chinese Banking Corp., Ltd. (Banks (Major
    Regional)) ....................................   493,000      2,936,908
                                                                ------------
SOUTH KOREA--0.8%
  Korea Telecom Corp. ADR (Telecommunications
    (Long Distance)) ..............................    64,400      1,309,252
                                                                ------------
SPAIN--6.4%
Acerinox SA (Iron & Steel) ........................    45,985      1,537,446
  Altadis SA (Tobacco) ............................   126,675      2,154,260
  Grupo Dragados SA (Engineering & Construction) .. 125,640 1,681,360 Telefonica SA (Telecommunications (Long
    Distance)) (b) ................................   180,000      2,408,826
  Union Fenosa SA (Electric Companies) ............   147,547      2,388,351
                                                                ------------
                                                                  10,170,243
                                                                ------------
SWEDEN--4.8%
  Assa Abloy AB Class B (Machinery (Diversified)) .   139,511      2,008,273
  Nordea AB (Banks (Major Regional)) ..............   482,200      2,551,277
  Skandia Forsakrings AB (Insurance (Life/Health))    253,210      1,834,559
  Volvo AB (Trucks & Parts) .......................    81,500      1,367,438
                                                                ------------
                                                                   7,761,547
                                                                ------------
SWITZERLAND--8.1%
  Adecco SA Registered Shares (Services
    (Employment)) .................................    31,170      1,694,338
  Credit Suisse Group Registered Shares (Banks
    (Money Center)) ...............................    66,120      2,819,565
  Nestle SA Registered Shares Class B (Foods) .....    11,350      2,419,999
  Swiss Re Registered Shares (Insurance (Property-
    Casualty)) ....................................    29,590      2,976,305
  UBS AG Registered Shares (Financial (Diversified)) 31,300 1,579,808 Zurich Financial Services AG (Insurance (Multi-
    Line)) ........................................     6,400      1,501,425
                                                                ------------
                                                                  12,991,440
                                                                ------------
UNITED KINGDOM--22.8%
  3i Group plc (Investment Banking/Brokerage) .....   122,000      1,526,132
  Anglo American plc (Metals Mining) ..............   110,000      1,666,594
  BOC Group plc (Chemicals (Specialty)) ...........    75,000      1,157,054

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                     SHARES         VALUE
                                                   ----------   ------------
UNITED KINGDOM--CONTINUED
  BP plc (Oil) ....................................   570,000   $  4,429,987
  BT Group plc (Telecommunications (Long
    Distance)) (b) ................................   300,000      1,104,659
  Carlton Communications plc (Entertainment) ......   200,000        707,331
  Dixons Group plc (Retail (Computers &
    Electronics)) .................................   500,000      1,710,111
  FirstGroup plc (Services (Commercial & Consumer)) 246,000 1,052,613 GlaxoSmithKline plc (Health Care (Drugs-Major
    Pharmaceuticals)) .............................   130,000      3,259,980
  HSBC Holdings plc (Financial (Diversified)) .....   321,000      3,765,533
  Logica plc (Computers (Software & Services)) ....   130,000      1,210,904
  Marconi plc (Communications Equipment) ..........   310,000        188,367
  mm02 plc (Telecommunications
    (Cellular/Wireless)) (b) ......................   300,000        377,680
  Prudential plc (Insurance (Life/Health)) ........   160,000      1,853,614
  Reuters Group plc (Publishing) ..................   135,000      1,336,070
  Royal Bank of Scotland Group plc (Banks (Money
    Center)) ......................................    90,000      2,190,106
  Schroders plc (Investment Management) ...........    80,000        983,859
  Serco Group plc (Services (Commercial & Consumer)) 260,000 1,381,187 Shire Pharmaceuticals Group plc (Health Care
    (Diversified)) (b) ............................   166,500      2,084,006
  Vodafone Group plc (Telecommunications
    (Cellular/Wireless)) .......................... 1,750,000      4,578,185
                                                                ------------
                                                                  36,563,972

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $179,070,080) ............................    155,894,379
                                                                ------------
FOREIGN PREFERRED STOCKS--1.3%
SOUTH KOREA--1.3%
  Samsung Electronics Co. Ltd. Pfd. (Electronics
    (Semiconductors)) .............................    24,700      2,134,336
                                                                ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $1,415,801) ..............................      2,134,336
                                                                ------------
TOTAL LONG-TERM INVESTMENTS--98.6%
  (Identified cost $180,485,881) ............................    158,028,715
                                                                ------------

                                            STANDARD
                                            & POOR'S    PAR
                                             RATING    VALUE
                                           (UNAUDITED) (000)
                                           ----------  -----
SHORT-TERM OBLIGATIONS--1.5%
FEDERAL AGENCY SECURITIES--1.5%
  Freddie Mac 1.47%, 1/2/02 .................. AAA     $2,345      2,344,904
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,344,904) ..............................      2,344,904
                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $182,830,785) ............................    160,373,619(a)
  Other assets and liabilities, net--(0.1)% .................       (149,542)
                                                                ------------
NET ASSETS--100.0% ..........................................   $160,224,077
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,097,821 and gross depreciation of $31,668,881 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $183,944,679.

(b) Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight ......................................      1.5%
Auto Parts & Equipment ...........................      1.2
Automobiles ......................................      2.2
Banks (Major Regional) ...........................      3.4
Banks (Money Center) .............................      5.4
Chemicals (Specialty) ............................      3.6
Communications Equipment .........................      1.7
Computers (Software & Services) ..................      1.2
Consumer Finance .................................      1.4
Containers & Packaging (Paper) ...................      1.1
Distributors (Food & Health) .....................      0.8
Electric Companies ...............................      1.5
Electrical Equipment .............................      3.4
Electronics (Semiconductors) .....................      2.4
Engineering & Construction .......................      1.0
Entertainment ....................................      0.4
Equipment (Semiconductors) .......................      0.6
Federal Agency Securities ........................      1.5
Financial (Diversified) ..........................      4.1
Foods ............................................      1.5
Health Care (Diversified) ........................      2.8
Health Care (Drugs-Major Pharmaceuticals) ........      3.5
Health Care (Medical Products & Supplies) ........      2.9
Household Products (Non-Durable) .................      3.7
Insurance (Life/Health) ..........................      2.3
Insurance (Multi-Line) ...........................      3.0
Insurance (Property-Casualty) ....................      3.3
Investment Banking/Brokerage .....................      0.9
Investment Management ............................      0.6
Iron & Steel .....................................      1.0
Leisure Time (Products) ..........................      1.6
Lodging - Hotels .................................      0.7
Machinery (Diversified) ..........................      1.3
Manufacturing (Diversified) ......................      2.6
Metals Mining ....................................      1.0
Oil ..............................................      5.7
Oil & Gas (Drilling & Equipment) .................      0.9
Paper & Forest Products ..........................      1.5
Publishing .......................................      0.8
Retail (Building Supplies) .......................      0.8
Retail (Computers & Electronics) .................      1.1
Retail (Specialty-Apparel) .......................      1.7
Services (Advertising/Marketing) .................      0.9
Services (Commercial & Consumer) .................      1.5
Services (Employment) ............................      1.1
Telecommunications (Cellular/Wireless) ...........      5.4
Telecommunications (Long Distance) ...............      5.3
Tobacco ..........................................      1.3
Trucks & Parts ...................................      0.9
                                                      -----
                                                      100.0%
                                                      =====

                       See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $182,830,785) ......................................      $160,373,619
Receivables
  Investment securities sold .......................................................................           625,169
  Tax reclaim ......................................................................................           231,355
  Dividends and interest ...........................................................................            83,244
  Fund shares sold .................................................................................            59,610
Prepaid expenses ...................................................................................             1,650
                                                                                                          ------------
    Total assets ...................................................................................       161,374,647
                                                                                                          ------------

LIABILITIES
Payables
  Fund shares repurchased ..........................................................................           891,026
  Investment advisory fee ..........................................................................           102,652
  Printing fee .....................................................................................            77,712
  Financial agent fee ..............................................................................            13,967
  Trustees' fee ....................................................................................             3,262
Accrued expenses ...................................................................................            61,951
                                                                                                          ------------
    Total liabilities ..............................................................................         1,150,570
                                                                                                          ------------
NET ASSETS .........................................................................................      $160,224,077
                                                                                                          ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................      $215,204,481
  Undistributed net investment income ..............................................................               478
  Accumulated net realized loss ....................................................................       (32,522,408)
  Net unrealized depreciation ......................................................................       (22,458,474)
                                                                                                          ------------
NET ASSETS .........................................................................................      $160,224,077
                                                                                                          ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...................        16,378,993
                                                                                                          ============
Net asset value and offering price per share .......................................................             $9.78
                                                                                                                 =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ........................................................................................      $  3,442,332
  Interest .........................................................................................           156,181
  Foreign taxes withheld ...........................................................................          (337,308)
                                                                                                          ------------
    Total investment income ........................................................................         3,261,205
                                                                                                          ------------
EXPENSES
  Investment advisory fee ..........................................................................         1,411,759
Financial agent fee ................................................................................           188,307
  Custodian ........................................................................................           169,981
  Printing .........................................................................................            96,324
  Professional .....................................................................................            28,876
  Trustees .........................................................................................             8,438
  Miscellaneous ....................................................................................             9,095
                                                                                                          ------------
    Total expenses .................................................................................         1,912,780
                                                                                                          ------------
NET INVESTMENT INCOME ..............................................................................         1,348,425
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..................................................................       (32,408,972)
  Net realized loss on foreign currency transactions ...............................................          (224,911)
  Net change in unrealized appreciation (depreciation) on investments ..............................       (23,429,910)
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency transactions ..................................................................             5,342
                                                                                                          ------------
NET LOSS ON INVESTMENTS ............................................................................       (56,058,451)
                                                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................      $(54,710,026)
                                                                                                          ============

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                        12/31/01        12/31/00
                                                                                                     ------------     -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $  1,348,425      $  1,456,728
  Net realized gain (loss) ......................................................................     (32,633,883)       19,976,599
  Net change in unrealized appreciation (depreciation) ..........................................     (23,424,568)      (65,850,375)
                                                                                                     ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................     (54,710,026)      (44,417,048)
                                                                                                     ------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................              --        (1,089,135)
  Net realized short-term gains .................................................................      (2,072,805)       (6,644,417)
  Net realized long-term gains ..................................................................      (3,087,812)      (13,214,282)
                                                                                                     ------------     -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................      (5,160,617)      (20,947,834)
                                                                                                     ------------     -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (15,133,649 and 10,617,484 shares, respectively) ................     163,527,768       165,343,109
 Net asset value of shares issued from reinvestment of distributions (492,572 and
    1,515,915 shares, respectively) .............................................................       5,160,617        20,947,834
  Cost of shares repurchased (16,881,045 and 11,896,749 shares, respectively) ...................    (182,202,911)     (186,289,552)
                                                                                                     ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     (13,514,526)            1,391
                                                                                                     ============     =============
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     (73,385,169)      (65,363,491)
NET ASSETS
  Beginning of period ...........................................................................     233,609,246       298,972,737
                                                                                                     ------------     -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS IN EXCESS
    OF NET INVESTMENT INCOME OF $478 AND ($1,142,917), RESPECTIVELY) ............................    $160,224,077     $ 233,609,246
                                                                                                     ============     =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                             YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------------
                                                                                2001       2000      1999      1998      1997
                                                                               ------     ------    ------    ------    ------
Net asset value, beginning of period .....................................     $13.25     $17.19    $15.46    $14.53    $14.52
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........................................       0.06       0.08      0.23      0.12(1)   0.12(1)
  Net realized and unrealized gain (loss) ................................      (3.23)     (2.77)     4.13      3.94      1.61
                                                                               ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .....................................      (3.17)     (2.69)     4.36      4.06      1.73
                                                                               ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income .....................................         --      (0.06)    (0.39)       --     (0.22)
  Dividends from net realized gains ......................................      (0.30)     (1.19)    (2.24)    (3.13)    (1.50)
                                                                               ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ..................................................      (0.30)     (1.25)    (2.63)    (3.13)    (1.72)
                                                                               ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ................................................      (3.47)     (3.94)     1.73      0.93      0.01
                                                                               ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD ...........................................     $ 9.78     $13.25    $17.19    $15.46    $14.53
                                                                               ======     ======    ======    ======    ======
Total return .............................................................     (24.04)%   (15.81)%   29.49%    27.92%    12.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..................................   $160,224   $233,609  $298,973  $241,915  $194,108
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .....................................................       1.02%      1.02%     1.01%     0.98%     1.01%
  Net investment income ..................................................       0.72%      0.54%     0.81%     0.72%     0.72%
Portfolio turnover rate ..................................................         74%        94%       79%       93%      184%

(1) Computed using average shares outstanding.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term capital appreciation from a diversified portfolio invested primarily in equity securities of issuers located in at least three different countries in Asia, other than Japan ("New Asia"). Distribution of investment income, such as dividends and interest, is incidental in the selection of investments.

INVESTMENT ADVISER'S REPORT
     For the 12 months ended December 31, 2001, the Fund returned 1.02% compared with a return of -2.40% for its benchmark, the MSCI AC Asia Pacific Free Ex. Japan Index(1).

     The period under review was a trying time for Asian economies, as countries had to deal with the double-whammy of slowing export growth and the after-effects of September 11th. Following the terrorist attacks, even perennial optimists were forced to reverse their bullish scenarios for a quick-fire US rebound. Indeed, it was surely wishful thinking to believe that the termination of one of the longest bull market runs in US history would be followed by the mildest of recessions.

     The ongoing recession in the US can be expected to last until at least the second half of 2002. This in turn is unlikely to offer any solace for Asia, save for the thought that the current slowdown is brought on predominantly by external variables. Technology, which had led the broader market on the upturn (leading to the Nasdaq peaking above 5,000 in March 2000), became the pariah of the markets in 2001. As a result, companies were forced to cut back on their investments, and the build-up in inventories had to be addressed.

     As technology wilted, so did global economic growth. The US and Japan--the world's two biggest economies--fell into recession. The rest of Asia in turn suffered, with perceived 'safe haven' economies like Singapore also giving in to recessionary headwinds.

     In response, governments in the region have had no choice but to scale back growth forecasts. In Singapore, advance estimates showed that GDP fell by 7% year-on-year in the fourth quarter last year. For the whole of 2001, a 2.2% contraction is estimated, with a range of -2% to +2% now expected in 2002. Meanwhile, Thailand once again cut its 2001 GDP projection to 1.5%, Malaysia to 0.5-1%, and South Korea to 2.5%.

     The notable exception was China, where a series of market liberalisations and positive developments stemming from the country's accession into the World Trade Organization have buoyed the mood of the investing public. While exports have come off their earlier breakneck pace in the mainland, this has been effectively absorbed by healthy domestic consumption and adequate fiscal pump-priming measures.

     Within Asia, Singapore remained our preferred market. We were especially overweight in the banking sector, where the pace of mergers and consolidation has surged since June. At the corporate level, much is happening in the city-state relating to the restructuring of government-linked companies and an increased emphasis on rewarding shareholders. We are also overweight in other South East Asian markets like Thailand, Indonesia, Philippines, and India, largely on valuations and good company quality.

     Stock wise, our largest exposures in Asia were in companies that were committed toward reform and restructuring, had adequate cash on the balance sheet, were well-run, and traded at relatively undemanding valuations. For example, in Hong Kong we held Giordano International, a prime example of a company that benefits from the cheaper cost of manufacturing in China. Giordano has a strong balance sheet, and is blessed with focused and professional management.

     Another holding with exposure to the Hong Kong/China market is Swire Pacific, a conglomerate with operations stretching from Coke bottling, property development and investment, aviation, to ports management. We hold the B-shares, which have the same voting rights as the A-tranche, but trade at a substantial discount.

     In Singapore, our proclivity for restructuring themes was reflected in our holdings in the domestic banking sector. For example, we held United Overseas Bank, which received unconditional approval for its takeover of Overseas Union Bank. The ongoing banking sector consolidation bodes well for the industry, and should result in increased efficiency going forward.

     Relatively inexpensive valuations and good management were the chief underlying factors behind our decision to hold Malaysian Oxygen in Malaysia. Malaysian Oxygen is the country's leading producer of industrial gases and electrodes. Korea Telecom, the dominant telephone provider in South Korea, was also held based on a valuation perspective.

                        PHOENIX-ABERDEEN NEW ASIA SERIES

OUTLOOK
     Even as regional growth has stumbled, stock markets have thrown caution to the winds by recovering all of their post-September 11th losses. For now, abundant liquidity and massive doses of both fiscal and monetary stimuli have helped support stock exchanges. It remains to be seen, however, if the recovery can be sustained, as corporate earnings remain a major worry going forward.

     Other factors in Asia's favor are current account surpluses enjoyed by most countries, ample foreign exchange reserves and substantial inroads made by governments in cutting debt. Asia also remains cheap from a global valuation perspective. Thus, even if the recovery time frame for the US economy proves to be optimistic, the relative price attractiveness of Asian stocks will be a major plus for the region.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                            MSCI AC Asia Pacific Free
                  New Asia Series               Ex. Japan Index(1)          S&P 500 Index(2)
9/17/96              $10,000.00                    $10,000.00                 $10,000.00
12/31/96              10,015.70                     10,348.50                  10,920.70
12/31/97               6,771.58                      6,808.84                  14,565.60
12/31/98               6,470.61                      6,508.13                  18,754.10
12/31/99               9,767.86                      9,751.46                  22,717.80
12/29/00               8,208.55                      6,828.99                  20,630.70
12/31/01               8,292.48                      6,665.09                  18,180.80


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                                 FROM
                                                                              INCEPTION
                                                                              9/17/96 TO
                                                    1 YEAR       5 YEARS      12/31/01
----------------------------------------------------------------------------------------
New Asia Series                                      1.02%       (3.71)%      (3.48)%
----------------------------------------------------------------------------------------
MSCI AC Asia Pacific Free Ex. Japan Index(1)        (2.40)%      (8.42)%      (7.43)%
----------------------------------------------------------------------------------------
S&P 500 Index(2)                                   (11.87)%      10.73%       11.96%
----------------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of $10,000  made on 9/17/96
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) Morgan Stanley Capital International All Country Asia Pacific Free (excluding Japan) Index is a market-value weighted average of the performance of securities listed on the stock exchanges of 14 countries in Asia and the Pacific Basin. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                      SHARES        VALUE
                                                    ---------   -----------
FOREIGN COMMON STOCKS--89.6%
AUSTRALIA--9.9%
  BRL Hardy Ltd. (Beverages (Alcoholic)) ..........    58,000   $    28,069
  Leighton Holdings Ltd. (Engineering &
    Construction) .................................    55,916       296,246
  QBE Insurance Group Ltd. (Insurance (Property-
    Casualty)) ....................................   105,000       412,787
  Rio Tinto Ltd. (Metals Mining) ..................    16,500       314,248
                                                                -----------
                                                                  1,351,350
                                                                -----------
CHINA--4.7%
  PetroChina Co. Ltd. (Oil) ....................... 1,750,000       309,701
  Zhejiang Expressway Co. Ltd. (Services (Commercial
    & Consumer)) .................................. 1,350,000       332,399
                                                                -----------
                                                                    642,100
                                                                -----------
HONG KONG--17.1%
  China Mobile (Hong Kong) Ltd. (Telecommunications
    (Cellular/Wireless)) (b) ......................    80,000       281,616
  Dah Sing Financial Group (Banks (Major Regional))    53,800       254,586
  Giordano International Ltd. (Retail (Specialty-
    Apparel)) ..................................... 1,200,000       530,916
  Hong Kong Exchanges & Clear (Investment Banking/
    Brokerage) ....................................    82,000       124,611
  MTR Corp. Ltd. (Railroads) ......................   175,000       228,909
  Swire Pacific Ltd. Class B (Manufacturing
    (Diversified)) ................................   850,000       610,425
  Wing Hang Bank Ltd. (Banks (Major Regional)) ....    90,000       288,541
                                                                -----------
                                                                  2,319,604
                                                                -----------
INDIA--7.8%
  Bharat Petroleum Corporation Ltd. (Oil & Gas
    (Refining & Marketing)) .......................    72,000       282,207
  Gas Authority of India Ltd. GDR (Oil & Gas
    (Refining & Marketing)) .......................    35,000       275,625
  ICICI Ltd. (Financial (Diversified)) ............   175,500       159,959
  Videsh Sanchar Nigam Ltd. ADR (Telecommunications
    (Long Distance)) ..............................    35,000       336,000
                                                                -----------
                                                                  1,053,791
                                                                -----------
INDONESIA--2.5%
  PT Unilever Indonesia Tbk (Household Products
    (Non-Durable)) ................................   218,000       342,721
                                                                -----------
MALAYSIA--7.7%
  Carlsberg Brewery Malaysia Berhad (Beverages
    (Alcoholic)) ..................................    45,000       127,893
  Malaysian Oxygen Berhad (Chemicals (Specialty)) .   150,000       402,626
  Public Bank Berhad (Banks (Major Regional)) .....   400,000       281,049
  Sime UEP Properties Berhad (Homebuilding) .......   250,000       236,839
                                                                -----------
                                                                  1,048,407
                                                                -----------
PHILIPPINES--3.6%
  Ayala Land, Inc. (Financial (Diversified)) ...... 2,250,000       211,482
  Bank of the Philippine Islands (Banks (Major
    Regional)) ....................................   118,750       132,328
  La Tondena Distillers, Inc. (Beverages (Alcoholic)  319,600       145,554
                                                                -----------
                                                                    489,364
                                                                -----------
SINGAPORE--12.8%
  Oversea-Chinese Banking Corp., Ltd. (Banks (Major
    Regional)) ....................................    70,000       417,005
  Robinson & Co., Ltd. (Retail (Department Stores))   125,000       301,922
  Singapore Airlines Ltd. (Airlines) ..............    45,000       268,075
  SMRT Corp., Ltd. (Railroads) ....................   425,000       164,568
  United Overseas Bank Ltd. (Banks (Major Regional))   84,400       580,493
                                                                -----------
                                                                  1,732,063
                                                                -----------

                                                      SHARES        VALUE
                                                    ---------   -----------
SOUTH KOREA--7.4%
  Kookmin Bank (Banks (Money Center)) .............    11,660   $   442,077
  Korea Telecom Corp. (Telecommunications (Long
    Distance)) ....................................    10,000       380,282
  Pohang Iron & Steel Co. Ltd. (Iron & Steel) .....     2,000       185,763
                                                                -----------
                                                                  1,008,122
                                                                -----------
SRI LANKA--1.8%
  Keells (John) Holdings Ltd. (Foods) .............   200,000       129,884
  National Development Bank Ltd. (Banks (Major
    Regional)) ....................................   150,000       115,527
                                                                -----------
                                                                    245,411
                                                                -----------
TAIWAN--7.4%
  Bank Sinopac (Banks (Major Regional)) ...........   953,150       397,713
  Fubon Financial Holding Co. Ltd. (Insurance
    (Property-Casualty)) (b) ......................   300,000       260,646
  Standard Foods Taiwan Ltd. GDR (Foods) ..........    52,447        56,380
  Taiwan Cellular Corp. (Telecommunications
    (Cellular/Wireless)) (b) ......................   216,000       288,905
                                                                -----------
                                                                  1,003,644
                                                                -----------
THAILAND--5.2%
  Hana Microelectronics Public Co., Ltd. (Electrical
    Equipment) ....................................   130,800       218,838
  Phatra Insurance Public Co., Ltd. (Insurance
    (Property-Casualty)) ..........................    71,600       142,455
  PTT Exploration and Production Public Co. Ltd. ..
    (Oil & Gas (Exploration & Production)) ........   135,000       341,849
                                                                -----------
                                                                    703,142
                                                                -----------
UNITED KINGDOM--1.7%
  Rowe Evans Investments Group plc (Agricultural
    Products) .....................................   200,000       231,411

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $13,379,933) .............................    12,171,130
                                                                -----------
FOREIGN PREFERRED STOCKS--3.2%
SOUTH KOREA--3.2%
  Samsung Electronics Co. Ltd. Pfd. (Electronics
    (Semiconductors)) .............................     5,000       432,052
                                                                -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $343,513) ................................       432,052
                                                                -----------
TOTAL LONG-TERM INVESTMENTS--92.8%
  (Identified cost $13,723,446) .............................    12,603,182
                                                                -----------

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)
                                      --------          -----
SHORT-TERM OBLIGATIONS--3.7%
FEDERAL AGENCY SECURITIES--3.7%
  Freddie Mac 1.72%, 1/2/02 ...........  AAA            $ 500       499,979
                                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $499,980) ................................       499,979
                                                                -----------
TOTAL INVESTMENTS--96.5%
  (Identified cost $14,223,425) .............................    13,103,161(a)
  Other assets and liabilities, net--3.5% ...................       472,005
                                                                -----------
NET ASSETS--100.0% ..........................................   $13,575,166
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,214,032 and gross depreciation of $2,416,861 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $14,305,990.

(b) Non-income producing.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Agricultural Products ............................      1.8%
Airlines .........................................      2.1
Banks (Major Regional) ...........................     19.6
Banks (Money Center) .............................      3.5
Beverages (Alcoholic) ............................      4.8
Chemicals (Specialty) ............................      3.2
Electrical Equipment .............................      1.7
Electronics (Semiconductors) .....................      3.4
Engineering & Construction .......................      2.4
Financial (Diversified) ..........................      3.0
Foods ............................................      1.5
Homebuilding .....................................      1.9
Household Products (Non-Durable) .................      2.7
Insurance (Property-Casualty) ....................      6.5
Investment Banking/Brokerage .....................      1.0
Iron & Steel .....................................      1.5
Manufacturing (Diversified) ......................      4.8
Metals Mining ....................................      2.5
Oil ..............................................      2.5
Oil & Gas (Exploration & Production) .............      2.7
Oil & Gas (Refining & Marketing) .................      4.4
Railroads ........................................      3.1
Retail (Department Stores) .......................      2.4
Retail (Specialty-Apparel) .......................      4.2
Services (Commercial & Consumer) .................      2.6
Telecommunications (Cellular/Wireless) ...........      4.5
Telecommunications (Long Distance) ...............      5.7
                                                      -----
                                                      100.0%
                                                      =====

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $14,223,425) ...............................................    $13,103,161
Cash .......................................................................................................          4,244
Foreign currency at value (Identified cost $15,965) ........................................................         15,742
Receivables
  Investment securities sold ...............................................................................        720,701
  Dividends and interest ...................................................................................         16,651
  Receivable from adviser ..................................................................................          4,758
  Fund shares sold .........................................................................................          1,989
Prepaid expenses ...........................................................................................            107
                                                                                                                -----------
  Total assets .............................................................................................     13,867,353
                                                                                                                -----------
LIABILITIES
Payables
  Fund shares repurchased ..................................................................................        226,101
  Professional fee .........................................................................................         30,269
  Printing fee .............................................................................................         16,841
  Financial agent fee ......................................................................................          3,832
  Trustees' fee ............................................................................................          3,262
Accrued expenses ...........................................................................................         11,882
                                                                                                                -----------
    Total liabilities ......................................................................................        292,187
                                                                                                                -----------
NET ASSETS .................................................................................................    $13,575,166
                                                                                                                ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........................................................    $16,881,110
  Undistributed net investment income ......................................................................        120,639
  Accumulated net realized loss ............................................................................     (2,307,771)
  Net unrealized depreciation ..............................................................................     (1,118,812)
                                                                                                                -----------
NET ASSETS .................................................................................................    $13,575,166
                                                                                                                ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...........................      1,842,564
                                                                                                                ===========
Net asset value and offering price per share ...............................................................          $7.37
                                                                                                                      =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ................................................................................................    $   488,606
  Interest .................................................................................................         12,418
  Foreign taxes withheld ...................................................................................        (28,353)
                                                                                                                -----------
    Total investment income ................................................................................        472,671
                                                                                                                -----------
EXPENSES
  Investment advisory fee ..................................................................................        127,972
  Financial agent fee ......................................................................................         46,340
  Custodian ................................................................................................         65,212
  Professional .............................................................................................         30,801
  Printing .................................................................................................         22,133
  Trustees .................................................................................................          8,437
  Miscellaneous ............................................................................................          7,977
                                                                                                                -----------
    Total expenses .........................................................................................        308,872
    Less expenses borne by investment adviser ..............................................................       (148,923)
                                                                                                                -----------
    Net expenses ...........................................................................................        159,949
                                                                                                                -----------
NET INVESTMENT INCOME ......................................................................................        312,722
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..........................................................................       (984,610)
  Net realized loss on foreign currency transactions .......................................................        (14,465)
  Net change in unrealized appreciation (depreciation) on investments ......................................        849,589
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency transactions          5,818
                                                                                                                -----------
NET LOSS ON INVESTMENTS ....................................................................................       (143,668)
                                                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................    $   169,054
                                                                                                                ===========

                        See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                YEAR ENDED        YEAR ENDED
                                                                                  12/31/01         12/31/00
                                                                                -----------      ------------
FROM OPERATIONS
  Net investment income (loss) .............................................    $   312,722      $    392,349
  Net realized gain (loss) .................................................       (999,075)        1,338,720
  Net change in unrealized appreciation (depreciation) .....................        855,407        (4,416,674)
                                                                                -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............        169,054        (2,685,605)
                                                                                -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................       (289,069)         (436,041)
                                                                                -----------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................       (289,069)         (436,041)
                                                                                -----------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,340,672 and 1,832,384 shares,
    respectively) ..........................................................     16,679,198        15,800,361
  Net asset value of shares issued from reinvestment of distributions
   (40,074 and 56,410 shares, respectively) ................................        289,069           436,041
  Cost of shares repurchased (2,344,849 and 2,029,290 shares, respectively)     (16,761,270)      (17,464,953)
                                                                                -----------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................        206,997        (1,228,551)
                                                                                -----------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................         86,982        (4,350,197)
NET ASSETS
  Beginning of period ......................................................     13,488,184        17,838,381
                                                                                -----------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS) OF $120,639 AND $82,172, RESPECTIVELY) ..........................    $13,575,166      $ 13,488,184
                                                                                ===========      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                            YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------------
                                                                                2001       2000      1999      1998       1997
                                                                               ------     ------    ------    ------    ------
Net asset value, beginning of period ....................................      $ 7.47     $ 9.16    $ 6.13    $ 6.44    $ 9.96
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........................................        0.19       0.22      0.11(2)   0.13(2)   0.15
  Net realized and unrealized gain (loss) ...............................       (0.12)     (1.67)     3.00     (0.41)    (3.36)
                                                                               ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ....................................        0.07      (1.45)     3.11     (0.28)    (3.21)
                                                                               ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..................................       (0.17)     (0.24)    (0.08)    (0.03)    (0.25)
  Dividends from net realized gains .....................................          --         --        --        --     (0.01)
  Tax return of capital .................................................          --         --        --        --     (0.05)
                                                                               ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS .................................................       (0.17)     (0.24)    (0.08)    (0.03)    (0.31)
                                                                               ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ...............................................       (0.10)     (1.69)     3.03     (0.31)    (3.52)
                                                                               ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD ..........................................      $ 7.37     $ 7.47    $ 9.16    $ 6.13    $ 6.44
                                                                               ======     ======    ======    ======    ======
Total return ............................................................        1.02%    (15.96)%   50.96%    (4.44)%  (32.39)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .................................     $13,575    $13,488   $17,838    $9,510   $10,017
RATIO TO AVERAGE NET ASSETS OF:
Operating expenses(1) ...................................................        1.25%      1.25%     1.25%     1.25%     1.25%
  Net investment income .................................................        2.44%      2.42%     1.49%     2.09%     1.63%
Portfolio turnover rate .................................................          46%        60%       35%       46%       27%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.41%, 2.39%, 2.50% and 2.00% for the periods ended December 31, 2001, 2000,
    1999, 1998 and 1997, respectively.

(2) Computed using average shares outstanding.

                       See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

INVESTOR PROFILE
     This Fund is appropriate for investors seeking long-term growth of capital.

INVESTMENT ADVISER'S REPORT
     Since its inception on 10/29/01, the Phoenix-AIM Mid-Cap Equity Series posted a positive return of 6.55% through the end of December. The portfolio had positive returns in eight out of the 10 S&P sectors. The Portfolio did underperform its benchmark, the Russell MidCap Index(1), which posted a return of 11.20%. Good stock selection and overweight positions in both the Industrial and Material Sectors were the largest positive contributors to the portfolio's relative performance during the period. Underweight positions and stock selection in Information Technology and the Consumer Discretionary sectors as well as an underweight position in the Financial sector were the largest detractors from the relative performance. As of the end of December, portfolio managers:

     1) Held underweight positions in the Financials and Consumer Discretionary sectors relative to the benchmark index, and

     2) Held overweight positions in the Industrial and Materials sectors relative to the benchmark index.

     The markets and the economy remained volatile throughout 2001. Negative earnings announcements and revisions were prevalent during the year as many corporations were caught off guard by the magnitude of the economic slowdown that began in the latter part of 2000. This slowdown followed 10 years of growth--the longest expansion on record. The terrorist attacks on the United States on September 11th dealt a huge blow to an already faltering U.S. economy. The attacks cost over $60 billion in real estate, income and job losses. The New York Stock Exchange (NYSE) closed for four days following the attacks, and the U.S. economy was at a virtual standstill during the initial weeks following the attacks. The week the NYSE reopened, the Dow Jones Industrial Average (DJIA) was off 1,370 points, the worst five-day performance for the index since the Great Depression. The DJIA has since recovered to pre-attack levels but remains below its highs in 2000.

     The year 2001 ended with growth stocks out of favor and value stocks strongly outperforming growth stocks for the full year. However, since the market lows in late September, the performance differential between growth and value has narrowed, as growth stocks and small cap growth companies have outperformed value issues. Large cap growth stocks were hit hardest during the year with small cap value-oriented stocks being the best performers.

     With our diversified positioning, the fund remains very flexible and is prepared to add stocks as they fit into the fund's strategy- seeking long-term capital growth by investing in medium-sized U.S. companies.

OUTLOOK
     Many economic indicators have begun to show signs of stabilization and point to an improving economic landscape. In 2001, an unprecedented amount of fiscal and monetary stimulus was injected into the economy. The U.S. government spent approximately $100 billion following the events of September 11th to help bailout the airline industry, rebuild New York City and the Pentagon and defend the United States against terrorism. The Federal Open Market Committee cut short term interest rates by 4.75% taking rates from 6.50% at the beginning of the year to the current 1.75%. Corporate inventories declined dramatically during the year and are now more in line with consumer demand, and the price of oil has declined in recent months. While we recognize that a few drags on the economy remain, e.g. consumer debt burden, a post technology bubble environment, deflation risk, etc., the evidence pointing to a recovery in 2002 outweigh the lingering drags, and we believe that U.S. GDP growth will be positive in the second half of 2002.

(1) The Russell MidCap Index is an unmanaged, commonly used measure of mid-cap stock total return performance.

The index is not available for direct investment. Returns indicate past performance, which is not predictive of future performance.

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                      SHARES        VALUE
                                                    ---------   -----------
COMMON STOCKS--78.3%
AUTO PARTS & EQUIPMENT--1.0%
  Gentex Corp. (b) ................................     1,400   $   37,422

BANKS (REGIONAL)--1.4%
  Marshall & Ilsley Corp. .........................       400       25,312
  TCF Financial Corp. .............................       600       28,788
                                                                ----------
                                                                    54,100
                                                                ----------
BEVERAGES (ALCOHOLIC)--1.7%
  Coors (Adolph) Co. Class B ......................     1,200       64,080
                                                                ----------
BUILDING MATERIALS--1.0%
  Dal-Tile International, Inc. (b) ................     1,700       39,525
                                                                ----------
CHEMICALS--0.8%
  Rohm & Haas Co. .................................       900       31,167
                                                                ----------
CHEMICALS (SPECIALTY)--2.2%
  Cambrex Corp. ...................................     1,000       43,600
  OM Group, Inc. ..................................       600       39,714
                                                                ----------
                                                                    83,314
                                                                ----------
COMMUNICATIONS EQUIPMENT--1.8%
  Advanced Fibre Communications, Inc. (b) .........     1,800       31,806
  L-3 Communications Holdings, Inc. (b) ...........       400       36,000
                                                                ----------
                                                                    67,806
                                                                ----------
COMPUTERS (SOFTWARE & SERVICES)--2.3%
  BMC Software, Inc. (b) ..........................     2,400       39,288
  Mentor Graphics Corp. (b) .......................       800       18,856
  Wind River Systems, Inc. (b) ....................     1,500       26,865
                                                                ----------
                                                                    85,009
CONSTRUCTION (CEMENT & AGGREGATES)--1.0%
  Martin Marietta Materials, Inc. .................       800       37,280
                                                                ----------
CONSUMER FINANCE--2.4%
  Capital One Financial Corp. .....................       700       37,765
  Certegy, Inc. (b) ...............................     1,500       51,330
                                                                ----------
                                                                    89,095
                                                                ----------
CONTAINERS & PACKAGING (PAPER)--1.0%
  Pactiv Corp. (b) ................................     2,100       37,275
                                                                ----------
DISTRIBUTORS (FOOD & HEALTH)--0.9%
  ARAMARK Corp. Class B (b) .......................     1,300       34,970
                                                                ----------
ELECTRIC COMPANIES--2.0%
  CMS Energy Corp. ................................     1,400       33,642
  Wisconsin Energy Corp. ..........................     1,800       40,608
                                                                ----------
                                                                    74,250
                                                                ----------
ELECTRICAL EQUIPMENT--6.2%
  Amphenol Corp. Class A (b) ......................     1,000       48,050
  Cooper Industries, Inc. .........................       800       27,936
  Harman International Industries, Inc. ...........       900       40,590
  Molex Inc. Class A ..............................     1,300       35,165
  SPX Corp. (b) ...................................       600       82,140
                                                                ----------
                                                                   233,881
                                                                ----------
ELECTRONICS (DEFENSE)--1.6%
  Raytheon Co. ....................................     1,800       58,446
                                                                ----------
ELECTRONICS (SEMICONDUCTORS)--2.6%
Lattice Semiconductor Corp. (b) ...................     2,200       45,254
  Microchip Technology, Inc. (b) ..................     1,400       54,236
                                                                ----------
                                                                    99,490
                                                                ----------

                                                      SHARES        VALUE
                                                    ---------   -----------
EQUIPMENT (SEMICONDUCTORS)--0.7%
  FEI Co. (b) .....................................       800   $   25,208
                                                                ----------
FINANCIAL (DIVERSIFIED)--2.9%
  Ambac Financial Group, Inc. .....................       700       40,502
  Odyssey Re Holdings Corp. .......................     3,800       67,260
                                                                ----------
                                                                   107,762
                                                                ----------
FOOTWEAR--0.9%
  NIKE, Inc. Class B ..............................       600       33,744
                                                                ----------
HARDWARE & TOOLS--1.1%
  Stanley Works (The) .............................       900       41,913
                                                                ----------
HEALTH CARE (GENERIC AND OTHER)--0.2%
  Watson Pharmaceuticals, Inc. (b) ................       200        6,278
                                                                ----------
HEALTH CARE (MANAGED CARE)--1.3%
  First Health Group Corp. (b) ....................     1,000       24,740
  WellPoint Health Networks, Inc. (b) .............       200       23,370
                                                                ----------
                                                                    48,110
                                                                ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.0%
  Apogent Technologies, Inc. (b) ..................     2,900       74,820
  St. Jude Medical, Inc. (b) ......................       500       38,825
                                                                ----------
                                                                   113,645
                                                                ----------
HEALTH CARE (SPECIALIZED SERVICES)--2.4%
  Laboratory Corporation of America Holdings (b) ..       300       24,255
  Quest Diagnostics, Inc. (b) .....................       900       64,539
                                                                ----------
                                                                    88,794
                                                                ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.2%
  Clorox Co. (The) ................................     1,100       43,505
  Dial Corp. (The) ................................     2,300       39,445
                                                                ----------
                                                                    82,950
                                                                ----------
HOUSEWARES--1.0%
  Newell Rubbermaid, Inc. .........................     1,400       38,598
                                                                ----------
INSURANCE (PROPERTY-CASUALTY)--1.0%
  MGIC Investment Corp. ...........................       600       37,032
                                                                ----------
LEISURE TIME (PRODUCTS)--1.9%
  Brunswick Corp. .................................     1,700       36,992
  Mattel, Inc. ....................................     2,100       36,120
                                                                ----------
                                                                    73,112
                                                                ----------
MACHINERY (DIVERSIFIED)--1.6%
  Dover Corp. .....................................     1,600       59,312
                                                                ----------
MANUFACTURING (DIVERSIFIED)--2.2%
  ITT Industries, Inc. ............................       700       35,350
  Parker-Hannifin Corp. ...........................     1,000       45,910
                                                                ----------
                                                                    81,260
                                                                ----------
MANUFACTURING (SPECIALIZED)--2.3%
  Diebold,Inc .....................................       900       36,396
  Fisher Scientific International, Inc. (b) .......       200        5,840
  Millipore Corp. .................................       700       42,490
                                                                ----------
                                                                    84,726
                                                                ----------
METAL FABRICATORS--1.1%
  Kennametal, Inc. ................................     1,000       40,270
                                                                ----------
OFFICE EQUIPMENT & SUPPLIES--1.6%
  Miller (Herman), Inc. ...........................     2,500       59,150

                       See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

                                                      SHARES      VALUE
                                                     --------   ----------
OIL & GAS (DRILLING & EQUIPMENT)--4.0%
  BJ Services Co. (b) .............................     1,500   $   48,675
  Cooper Cameron Corp. (b) ........................       700       28,252
  Noble Drilling Corp. (b) ........................     1,100       37,444
  Weatherford International, Inc. (b) .............     1,000       37,260
                                                                ----------
                                                                   151,631
                                                                ----------
OIL & GAS (EXPLORATION & PRODUCTION)--0.6%
  Noble Affiliates, Inc. ..........................       600       21,174
                                                                ----------
OIL & GAS (REFINING & MARKETING)--0.7%
  Valero Energy Corp. .............................       700       26,684
                                                                ----------
PAPER & FOREST PRODUCTS--1.0%
  Louisiana-Pacific Corp. (b) .....................     4,500       37,980
                                                                ----------
PERSONAL CARE--1.0%
  Avon Products,Inc ...............................       800       37,200
                                                                ----------
PHOTOGRAPHY/IMAGING--1.5%
  Zebra Technologies Corp. Class A (b) ............     1,000       55,510
                                                                ----------
RESTAURANTS--2.0%
  Jack in the Box, Inc. (b) .......................     1,300       35,802
  Outback Steakhouse, Inc. (b) ....................     1,100       37,675
                                                                ----------
                                                                    73,477
RETAIL (DISCOUNTERS)--0.9%
  Family Dollar Stores, Inc. ......................     1,100       32,978
                                                                ----------
RETAIL (SPECIALTY)--0.5%
  Barnes & Noble, Inc. (b) ........................       700       20,720
                                                                ----------
SAVINGS & LOAN COMPANIES--0.7%
  Sovereign Bancorp, Inc. .........................     2,300       28,152
                                                                ----------
SERVICES (COMMERCIAL & CONSUMER)--4.5%
  Block (H&R), Inc. ...............................     1,300       58,110
  Convergys Corp. (b) .............................     1,800       67,482
  IMS Health, Inc. ................................     2,200       42,922
                                                                ----------
                                                                   168,514
                                                                ----------
SERVICES (DATA PROCESSING)--2.0%
  Ceridian Corp. (b) ..............................     4,000       75,000
                                                                ----------
WASTE MANAGEMENT--1.6%
  Republic Services, Inc. (b) .....................     3,000       59,910
                                                                ----------
TOTAL COMMON STOCKS
  (Identified cost $2,728,384) ..............................    2,937,904
                                                                ----------
FOREIGN COMMON STOCKS--3.2%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.1%
  Teva Pharmaceutical Industries Ltd. ADR (Israel)        700       43,141
                                                                ----------
INSURANCE (PROPERTY-CASUALTY)--1.0%
  XL Capital Ltd. Class A (Bermuda) ...............       400       36,544
                                                                ----------
MACHINERY (DIVERSIFIED)--1.1%
  Mettler-Toledo International, Inc.
  (Switzerland) (b) ...............................       800       41,480
                                                                ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $119,375) ................................      121,165
                                                                ----------
TOTAL LONG-TERM INVESTMENTS--81.5%
  (Identified cost $2,847,759) ..............................    3,059,069
                                                                ----------

                                                         PAR
                                                        VALUE
                                                        (000)      VALUE
                                                        -----   ----------
SHORT-TERM OBLIGATIONS--20.5%
FEDERAL AGENCY SECURITIES--20.5%
  FHLB Discount Note 1.47%, 1/2/02 ................     $ 769   $  768,969
                                                                ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $768,968) ................................      768,969
                                                                ----------
TOTAL INVESTMENTS--102.0%
  (Identified cost $3,616,727) ..............................    3,828,038(a)
  Other assets and liabilities, net--(2.0)% .................      (75,963)

NET ASSETS--100.0% ..........................................   $3,752,075
                                                                ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $249,605 and gross depreciation of $38,294 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $3,616,727.

(b) Non-income producing.

                       See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $3,616,727) .........      $3,828,038
Cash ................................................................             115
Receivables
  Investment securities sold ........................................          66,302
  Receivable from adviser ...........................................          14,977
  Fund shares sold ..................................................           8,399
  Dividends and interest ............................................           1,280
                                                                           ----------
    Total assets ....................................................       3,919,111
                                                                           ----------
LIABILITIES
Payables
  Investment securities purchased ...................................         135,717
  Fund shares repurchased ...........................................              51
  Professional fee ..................................................          17,824
  Financial agent fee ...............................................           3,215
  Trustees' fee .....................................................           1,266
Accrued expenses ....................................................           8,963
                                                                           ----------
    Total liabilities ...............................................         167,036
                                                                           ----------
NET ASSETS ..........................................................      $3,752,075
                                                                           ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..................      $3,534,355
  Undistributed net investment income ...............................             918
  Accumulated net realized gain .....................................           5,491
  Net unrealized appreciation .......................................         211,311
                                                                           ----------
NET ASSETS ..........................................................      $3,752,075
                                                                           ==========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ...........................................         352,131
                                                                           ==========
Net asset value and offering price per share ........................          $10.66
                                                                               ======


STATEMENT OF OPERATIONS
FROM INCEPTION OCTOBER 29, 2001 TO DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .........................................................        $  4,138
  Interest ..........................................................           2,914
  Foreign tax withheld ..............................................              (6)
                                                                             --------
    Total investment income .........................................           7,046
                                                                             --------
EXPENSES
  Investment advisory fee ...........................................           4,961
  Financial agent fee ...............................................           6,637
  Professional ......................................................          17,824
  Printing ..........................................................           6,636
  Custodian .........................................................           3,314
  Trustees ..........................................................           1,266
  Miscellaneous .....................................................             967
                                                                             --------
    Total expenses ..................................................          41,605
    Less expenses borne by investment adviser .......................         (35,477)
                                                                             --------
    Net expenses ....................................................           6,128
                                                                             --------
NET INVESTMENT INCOME ...............................................             918
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ...................................           5,491
  Net change in unrealized appreciation (depreciation) on investments         211,311
                                                                             --------
NET GAIN ON INVESTMENTS .............................................         216,802
                                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        $217,720
                                                                             ========

                        See Notes to Financial Statements

                        PHOENIX-AIM MID-CAP EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FROM INCEPTION
                                                                                             10/29/01 TO
                                                                                               12/31/01
                                                                                           ---------------
FROM OPERATIONS
  Net investment income (loss) ...........................................................    $      918
  Net realized gain (loss) ...............................................................         5,491
  Net change in unrealized appreciation (depreciation) ...................................       211,311
                                                                                              ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................       217,720
                                                                                              ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (353,886 shares) .........................................     3,552,216
  Cost of shares repurchased (1,755 shares) ..............................................       (17,861)
                                                                                              ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..............................     3,534,355
                                                                                              ----------
  NET INCREASE (DECREASE) IN NET ASSETS ..................................................     3,752,075
NET ASSETS
  Beginning of period ....................................................................            --
                                                                                              ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $918) ...........    $3,752,075
                                                                                              ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          FROM INCEPTION
                                                                                            10/29/01 TO
                                                                                            12/31/01
                                                                                          --------------
Net asset value, beginning of period .....................................................    $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........................................................        --(4)
  Net realized and unrealized gain (loss) ................................................      0.66
                                                                                              ------
    TOTAL FROM INVESTMENT OPERATIONS .....................................................      0.66
                                                                                              ------
CHANGE IN NET ASSET VALUE ................................................................      0.66
                                                                                              ------
NET ASSET VALUE, END OF PERIOD ...........................................................    $10.66
                                                                                              ======
  Total return ...........................................................................      6.55%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..................................................    $3,752
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ..................................................................      1.05%(2)
  Net investment income ..................................................................      0.16%(2)
Portfolio turnover rate ..................................................................        12%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.13% for the period ended December 31, 2001.
(2) Annualized.
(3) Not annualized.
(4) Amount is less than $0.01.

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking to benefit from long-term capital growth.

INVESTMENT ADVISER'S REPORT
     From its inception in late October through the end of the year, the Fund gained 7.03%, slightly outperforming the S&P 500 Index gain of 6.77%(1).

     The fourth-quarter market rally reflects increasing optimism about the economy and the outlook for technology in particular. Credit spreads have come down materially from the recessionary levels reached after September 11th and the stock market has retraced most of its post-attack losses. Although we are somewhat more optimistic than many observers on the economy overall, we don't allow macroeconomics to drive our bottom-up stock selection process--and we don't put all our eggs in one basket. While we overweight the pro-cyclical financial services, industrial commodities and retail industries, we are underweight the highly cyclical tech sector. These major themes are discussed below.

     INDUSTRIAL COMMODITIES & ENERGY

     Furthermore, we have emphasized companies that are positioned to withstand an economic downturn, if required, and to rally sharply if the economy improves, as we expect. Industrial commodities and energy producers are a prime example. Starved of capital during the technology boom, these companies were forced to restrain capacity growth even when their earnings were strong. As a result, they have done unusually well in the economic downturn, and should enjoy sharply rising product prices and earnings when demand rises in an economic recovery. Our holdings in these sectors, such as Dow Chemical, International Paper, and Occidental Petroleum, have outperformed in this market environment.

     RETAILERS

     Our retailers have also done remarkably well in the face of a weakening economy. One growth-oriented retailer that fits this bill is Kohl's, a Milwaukee-based retailer of discount-priced, name-brand clothes and home furnishings. The company has managed to sustain its superior earnings growth despite the onset of recession. Its strong management team has continuously expanded gross margins. These traits, coupled with its market leadership and ability to finance its own growth, make it an ideal retail growth investment.

     FINANCIALS

     Unlike other pro-cyclical groups, banks trailed in the fourth quarter on investor fears that credit losses would rise in a weak economy, damaging earnings and capital strength. Bernstein research indicates that credit losses are likely to rise in 2002, because they are a lagging indicator of economic performance, but that they will be contained. Unlike in prior bubbles, banks did not finance the excesses of the tech boom. Absent another significant move downward in the economy, loan losses and increased provisions are likely to be moderate. Given the industry's strong capital ratios--they are far higher than at this point in the last recession--we think the industry is well positioned to absorb its loan losses, particularly since the steep yield curve has improved interest margins for most institutions. Many of our value-oriented bank holdings are consumer-oriented super-regional banks such as Bank of America, Bank One and Wachovia.

     In addition, we hold two large, well-capitalized thrifts, Washington Mutual and Golden West. While many banks traded off on fears of credit losses, credit risk is not as signficant for these thrifts because they focus on mortgage lending, which has much lower loss ratios. We also own Citigroup, the world's largest financial services firm with diverse product line that includes traditional lending, credit cards, investment management, investment banking, and brokerage services in more than 100 countries. This diversity offers a wealth of cross-selling opportunities.

     TECHNOLOGY

     The pro-cyclical sector that rallied most dramatically in the fourth quarter was technology, which we underweight. Investors appear to be bidding up these stocks on hopes that the industry has reached the bottom of its cycle. That may well be right. However, large overcapacity still exists in many industry segments, so it will be years before aggregate sales and earnings climb back to recent peaks. As such, these stocks in aggregate seem to be priced above their fundamentals. Relative to its own history, the sector is expensive on price-to-sales basis.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance.

The index is not available for direct investment. Returns indicate past performance, which is not predictive of future performance.

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

     Within the technology sector, however, we see several very attractive investment opportunities, including Tellabs, Hewlett-Packard and Dell. While we own Hewlett-Packard primarily because of the value in its highly profitable printer and inkjet business, we own Dell for its growing market share in PCs and servers and resilience in the face of the downturn.

OUTLOOK
     The US equity risk premium--the potential premium investors get for investing in US equities instead of bonds--is now near its highest level in several years and close to its historical norm. This does not necessarily mean equities will rally in the near term, but it does give us confidence that US large-cap stocks should provide solid returns over the next five years, at least compared to the current low level of interest rates. We expect annual equity returns in the high single digits--considerably below the returns investors enjoyed in the 1980s and 1990s, but a lot better than they've received in the last two years.

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                      SHARES      VALUE
                                                    ---------   ----------
COMMON STOCKS--90.8%
AUTO PARTS & EQUIPMENT--1.2%
  Genuine Parts Co. ...............................     1,200   $   44,040
                                                                ----------
BANKS (MAJOR REGIONAL)--2.7%
  Bank One Corp. ..................................     1,100       42,955
  FleetBoston Financial Corp. .....................       800       29,200
  National City Corp. .............................       900       26,316
                                                                ----------
                                                                    98,471
                                                                ----------
BANKS (MONEY CENTER)--3.4%
  Bank of America Corp. ...........................     1,400       88,130
  Wachovia Corp. ..................................     1,200       37,632
                                                                ----------
                                                                   125,762
                                                                ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
  Comcast Corp. Class A (b) .......................     1,000       36,000
                                                                ----------
CHEMICALS--2.8%
  Dow Chemical Co. (The) ..........................     1,700       57,426
  Du Pont (E.I.) de Nemours & Co. .................     1,100       46,761
                                                                ----------
                                                                   104,187
                                                                ----------
COMMUNICATIONS EQUIPMENT--0.8%
  Tellabs, Inc. (b) ...............................     1,900       28,424

COMPUTERS (HARDWARE)--3.6%
  Dell Computer Corp. (b) .........................       700       19,026
  Hewlett-Packard Co. .............................     3,000       61,620
  International Business Machines Corp. ...........       450       54,432
                                                                ----------
                                                                   135,078
                                                                ----------
COMPUTERS (SOFTWARE & SERVICES)--2.5%
  Microsoft Corp. (b) .............................     1,400       92,750
                                                                ----------
DISTRIBUTORS (FOOD & HEALTH)--1.1%
  Cardinal Health, Inc. ...........................       625       40,412
                                                                ----------
ELECTRIC COMPANIES--3.2%
  Ameren Corp. ....................................       600       25,380
  American Electric Power Co., Inc. ...............     1,500       65,295
  Cinergy Corp. ...................................       800       26,744
                                                                ----------
                                                                   117,419
                                                                ----------
ELECTRICAL EQUIPMENT--3.5%
  General Electric Co. ............................     2,700      108,216
  Solectron Corp. (b) .............................     2,000       22,560
                                                                ----------
                                                                   130,776
                                                                ----------
ELECTRONICS (SEMICONDUCTORS)--0.5%
  Intel Corp. .....................................       600       18,870
                                                                ----------
ENTERTAINMENT--4.0%
  AOL Time Warner, Inc. (b) .......................     2,600       83,460
  Viacom, Inc. Class B (b) ........................     1,500       66,225
                                                                ----------
                                                                   149,685

FINANCIAL (DIVERSIFIED)--6.6%
  Citigroup, Inc. .................................     2,200      111,056
  Freddie Mac .....................................     1,700      111,180
  Morgan Stanley Dean Witter & Co. ................       400       22,376
                                                                ----------
                                                                   244,612
                                                                ----------
HEALTH CARE (DIVERSIFIED)--0.6%
  Johnson & Johnson ...............................       400       23,640
                                                                ----------

                                                      SHARES      VALUE
                                                    ---------   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.1%
  Pfizer, Inc. ....................................     2,600   $  103,610
  Pharmacia Corp. .................................     2,000       85,300
                                                                ----------
                                                                   188,910
                                                                ----------
HEALTH CARE (MANAGED CARE)--3.9%
CIGNA Corp. .......................................       500       46,325
  UnitedHealth Group, Inc. ........................     1,400       99,078
                                                                ----------
                                                                   145,403
                                                                ----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.7%
  Leggett & Platt, Inc. ...........................     1,100       25,300
  Whirlpool Corp. .................................       500       36,665
                                                                ----------
                                                                    61,965
                                                                ----------
INSURANCE (MULTI-LINE)--1.1%
  American International Group, Inc. ..............       500       39,700
                                                                ----------
INSURANCE (PROPERTY-CASUALTY)--1.5%
Allstate Corp. (The) ..............................     1,700       57,290
                                                                ----------
INVESTMENT BANKING/BROKERAGE--2.4%
  Goldman Sachs Group, Inc. (The) .................       250       23,188
  Lehman Brothers Holdings, Inc. ..................       800       53,440
  Merrill Lynch & Co., Inc. .......................       250       13,030
                                                                ----------
                                                                    89,658
                                                                ----------
MANUFACTURING (DIVERSIFIED)--3.9%
  Eaton Corp. .....................................       400       29,764
  Parker-Hannifin Corp. ...........................       600       27,546
  Tyco International Ltd. .........................     1,500       88,350
                                                                ----------
                                                                   145,660
                                                                ----------
OIL (DOMESTIC INTEGRATED)--5.8%
  Amerada Hess Corp. ..............................       600       37,500
  Conoco, Inc. ....................................       900       25,470
  Occidental Petroleum Corp. ......................     3,500       92,855
  Phillips Petroleum Co. ..........................     1,000       60,260
                                                                ----------
                                                                   216,085
                                                                ----------
PAPER & FOREST PRODUCTS--1.9%
  Georgia-Pacific Corp. ...........................       800       22,088
  International Paper Co. .........................       400       16,140
  Smurfit-Stone Container Corp. (b) ...............     2,000       31,940
                                                                ----------
                                                                    70,168
                                                                ----------
PUBLISHING (NEWSPAPERS)--0.4%
  New York Times Co. (The) Class A ................       300       12,975
                                                                ----------
RAILROADS--3.0%
  Burlington Northern Santa Fe Corp. ..............     2,900       82,737
  Union Pacific Corp. .............................       500       28,500
                                                                ----------
                                                                   111,237
                                                                ----------
RETAIL (BUILDING SUPPLIES)--2.2%
  Home Depot, Inc. (The) ..........................     1,600       81,616
                                                                ----------
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
  Tech Data Corp. (b) .............................       300       12,984
                                                                ----------
RETAIL (DEPARTMENT STORES)--3.7%
  Federated Department Stores, Inc. (b) ...........       600       24,540
  Kohl's Corp. (b) ................................     1,600      112,704
                                                                ----------
                                                                   137,244
                                                                ----------
RETAIL (DRUG STORES)--1.8%
  Walgreen Co. ....................................     2,000       67,320
                                                                ----------

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                                                      SHARES      VALUE
                                                    ---------   ----------
RETAIL (GENERAL MERCHANDISE)--1.9%
  Sears, Roebuck and Co. ..........................       800   $   38,112
  Target Corp. ....................................       800       32,840
                                                                ----------
                                                                    70,952
                                                                ----------
SAVINGS & LOAN COMPANIES--3.4%
  Golden West Financial Corp. .....................     1,000       58,850
  Washington Mutual, Inc. .........................     2,000       65,400
                                                                ----------
                                                                   124,250

SERVICES (COMPUTER SYSTEMS)--2.0%
  Electronic Data Systems Corp. ...................     1,100       75,405
                                                                ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.4%
  AT&T Wireless Services, Inc. (b) ................     7,000      100,590
  Sprint Corp. (PCS Group) (b) ....................     1,100       26,851
                                                                ----------
                                                                   127,441
                                                                ----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.9%
  WorldCom, Inc. - WorldCom Group (b) .............     4,900       68,992
                                                                ----------
TELEPHONE--0.8%
  Qwest Communications International, Inc. ........     2,000       28,260
                                                                ----------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b) ...................       700       23,219
                                                                ----------
TOBACCO--0.5%
  Philip Morris Cos., Inc. ........................       400       18,340
                                                                ----------
TOTAL COMMON STOCKS
  (Identified cost $3,199,753) ..............................    3,365,200
                                                                ----------
FOREIGN COMMON STOCKS--5.6%
AUTO PARTS & EQUIPMENT--1.0%
  Magna International, Inc. Class A (Canada) ......       600       38,082
                                                                ----------
COMMUNICATIONS EQUIPMENT--2.1%
  Nokia Oyj ADR (Finland) .........................     3,100       76,043
                                                                ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.5%
  Vodafone Group plc ADR (United Kingdom) .........     3,600       92,448
                                                                ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $189,361) ................................      206,573
                                                                ----------
TOTAL LONG-TERM INVESTMENTS--96.4%
  (Identified cost $3,389,114) ..............................    3,571,773
                                                                ----------
                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                       -----    ----------

SHORT-TERM OBLIGATIONS--4.5%
MONEY MARKET MUTUAL FUNDS--4.5%
  SSgA Money Market Fund (1.89% seven day
    effective yield) ..............................     $ 169   $  169,214
                                                                ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $169,214) ................................      169,214
                                                                ----------
TOTAL INVESTMENTS--100.9%
  (Identified Cost $3,558,328) ..............................    3,740,987(a)
  Other assets and liabilities, net--(0.9)% .................      (34,138)

NET ASSETS--100.0% ................................ .........   $3,706,849
                                                                ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $213,756 and gross depreciation of $31,097 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $3,558,328.
(b) Non-income producing.

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


ASSETS
Investment securities at value (Identified cost $3,558,328) .........      $3,740,987
Receivables
  Fund shares sold ..................................................          34,658
  Receivable from adviser ...........................................          14,899
  Dividends and interest ............................................           4,461
                                                                           ----------
    Total assets ....................................................       3,795,005
                                                                           ----------
LIABILITIES
Payables
  Investment securities purchased ...................................          56,808
  Fund shares repurchased ...........................................             115
  Professional fee ..................................................          17,824
  Printing fee ......................................................           6,623
  Financial agent fee ...............................................           3,197
  Trustees' fee .....................................................           1,266
Accrued expenses ....................................................           2,323
                                                                           ----------
    Total liabilities ...............................................          88,156
                                                                           ----------
NET ASSETS ..........................................................      $3,706,849
                                                                           ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..................      $3,525,133
  Accumulated net realized loss .....................................            (943)
  Net unrealized appreciation .......................................         182,659
                                                                           ----------
NET ASSETS ..........................................................      $3,706,849
                                                                           ==========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ...........................................         346,722
                                                                           ==========
Net asset value and offering price per share ........................          $10.69
                                                                               ======


STATEMENT OF OPERATIONS
FROM INCEPTION OCTOBER 29, 2001 TO DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .........................................................        $  8,237
  Interest ..........................................................           1,175
  Foreign taxes withheld ............................................             (47)
                                                                             --------
    Total investment income .........................................           9,365
                                                                             --------
EXPENSES
  Financial agent fee ...............................................           6,581
  Investment advisory fee ...........................................           4,297
  Professional ......................................................          17,824
  Printing ..........................................................           6,636
  Custodian .........................................................           2,555
  Trustees ..........................................................           1,266
  Miscellaneous .....................................................             951
                                                                             --------
    Total expenses ..................................................          40,110
    Less expenses borne by investment adviser .......................         (34,802)
                                                                             --------
    Net expenses ....................................................           5,308
                                                                             --------
NET INVESTMENT INCOME ...............................................           4,057
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...................................            (943)
  Net change in unrealized appreciation (depreciation) on investments         182,659
                                                                             --------
NET GAIN ON INVESTMENTS .............................................         181,716
                                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        $185,773
                                                                             ========

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                        FROM INCEPTION
                                                                                                          10/29/01 TO
                                                                                                           12/31/01
                                                                                                        --------------
FROM OPERATIONS
  Net investment income (loss) ........................................................................    $    4,057
  Net realized gain (loss) ............................................................................          (943)
  Net change in unrealized appreciation (depreciation) ................................................       182,659
                                                                                                           ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................       185,773
                                                                                                           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................................................................        (4,117)
                                                                                                           ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........................................        (4,117)
                                                                                                           ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (346,666 shares) ......................................................     3,524,549
  Net asset value of shares issued from reinvestment of distributions (384 shares) ....................         4,117
  Cost of shares repurchased (328 shares) .............................................................        (3,473)
                                                                                                           ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................................     3,525,193
                                                                                                           ----------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................................................     3,706,849
NET ASSETS
  Beginning of period .................................................................................            --
                                                                                                           ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0) ..........................    $3,706,849
                                                                                                           ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                          FROM INCEPTION
                                                                                                            10/29/01 TO
                                                                                                             12/31/01
                                                                                                          --------------
Net asset value, beginning of period ..................................................................        $10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss) ........................................................................          0.01
  Net realized and unrealized gain (loss) .............................................................          0.69
                                                                                                               ------
    TOTAL FROM INVESTMENT OPERATIONS ..................................................................          0.70
                                                                                                               ------
LESS DISTRIBUTIONS
  Dividends from net investment income ................................................................         (0.01)
                                                                                                               ------
    TOTAL DISTRIBUTIONS ...............................................................................         (0.01)
                                                                                                               ------
CHANGE IN NET ASSET VALUE .............................................................................          0.69
                                                                                                               ------
NET ASSET VALUE, END OF PERIOD ........................................................................        $10.69
                                                                                                               ======
Total return ..........................................................................................          7.03%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...............................................................        $3,707
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...............................................................................          1.05%(2)
  Net investment income ...............................................................................          0.80%(2)
Portfolio turnover rate ...............................................................................             1%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.93% for the period ended December 31, 2001.
(2) Annualized.
(3) Not annualized.
(4) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                        See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

INVESTOR PROFILE
     This Fund is appropriate for an investor who seeks to track the total return of the Dow Jones Industrial Average before fund expenses.

INVESTMENT ADVISER'S REPORT
     For the quarter, the Dow Jones Industrial Average1 was up 13.84% to a level of 10021.51 as equities rebounded strongly during the quarter from the lows set after the September 11th terrorist attacks on the World Trade Center and the Pentagon. For the year, however, compared with the Fund's negative return of 5.98%, the index was down 5.41% for the worst annual decline since 1974 and the first two-year decline since the mid-1970's.

     After the negative impact from the September 11th attacks and the almost unprecedented subsequent shutdown of US markets, equities started to rally on September 21. Stocks rallied as investors' worst fears for a sharp economic decline and continued negative sentiment did not appear to come to fruition. Even though the Federal Reserve cut interest rates 11 times throughout the year, in an attempt to encourage consumers and corporations to increase spending, the US economy slipped into a recession during the fourth quarter as the excesses of the late 1990's continued to weigh heavily on investors. The decline, which started last year with the end of the technology and telecommunication stock bubble, expanded to all sectors of the US economy during the year.

     The best sector performance came from Technology (up 26.77%) reversing the performance of last quarter followed by Capital Goods (up 21.26%). These two sectors accounted for over sixty percent of the performance this quarter. Sectors with negative performance were led by Communication Services (down 13.72%) and Health Care (down 3.36%).

     Technology related stocks showed the best performance for the quarter led by Intel (up 53.86%). Other strong components included United Technologies Corporation (up 38.99%) and Home Depot Inc. (up 32.94%). The worst performing issues included SBC Communications (down 16.87%) and Merck & Company (down 11.71%).

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Dow 30 Series         Dow Jones Industrial Average(1)   S&P 500 Index(2)
12/15/99             $10,000.00                    $10,000.00                 $10,000.00
12/31/99              10,251.90                     10,250.10                  10,400.00
12/29/00               9,681.75                      9,772.97                   9,444.51
12/31/01               9,102.63                      9,243.77                   8,322.99

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                    FROM
                                                                  INCEPTION
                                                                 12/15/99 TO
                                                     1 YEAR       12/31/01
----------------------------------------------------------------------------
Dow 30 Series                                        (5.98)%      (4.49)%
----------------------------------------------------------------------------
Dow Jones Industrial Average(1)                      (5.41)%      (3.77)%
----------------------------------------------------------------------------
S&P 500 Index(2)                                    (11.87)%      (8.58)%
----------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

(1) The Dow Jones Industrial Average is unmanaged and measures large-cap stock performance.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                         PHOENIX-DEUTSCHE DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                      SHARES       VALUE
                                                      ------    -----------
COMMON STOCKS--92.4%
AEROSPACE/DEFENSE--2.5%
  Boeing Co. (The) ................................    15,104   $   585,733

ALUMINUM--2.3%
  Alcoa, Inc. .....................................    15,104       536,947
                                                                -----------
AUTOMOBILES--3.1%
  General Motors Corp. ............................    15,104       734,054
                                                                -----------
BEVERAGES (NON-ALCOHOLIC)--3.0%
  Coca-Cola Co. (The) .............................    15,104       712,154
                                                                -----------
CHEMICALS--2.7%
  Du Pont (E.I.) de Nemours & Co. .................    15,104       642,071
                                                                -----------
COMPUTERS (HARDWARE)--9.0%
  Hewlett-Packard Co. .............................    15,104       310,236
  International Business Machines Corp. ...........    15,104     1,826,980
                                                                -----------
                                                                  2,137,216
                                                                -----------
COMPUTERS (SOFTWARE & SERVICES)--4.2%
  Microsoft Corp. (b) .............................    15,104     1,000,640
                                                                -----------
ELECTRICAL EQUIPMENT--2.6%
  General Electric Co. ............................    15,104       605,368
                                                                -----------
ELECTRONICS (SEMICONDUCTORS)--2.0%
  Intel Corp. .....................................    15,104       475,021
                                                                -----------
ENTERTAINMENT--1.3%
  Walt Disney Co. (The) ...........................    15,104       312,955
                                                                -----------
FINANCIAL (DIVERSIFIED)--7.8%
  American Express Co. ............................    15,104       539,062
  Citigroup, Inc. .................................    15,104       762,450
  J.P. Morgan Chase & Co. .........................    15,104       549,030
                                                                -----------
                                                                  1,850,542
                                                                -----------
HEALTH CARE (DIVERSIFIED)--3.8%
  Johnson & Johnson ...............................    15,104       892,646
                                                                -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.7%
  Merck & Co., Inc. ...............................    15,104       888,115
                                                                -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--5.0%
  Procter & Gamble Co. (The) ......................    15,104     1,195,180
                                                                -----------
MACHINERY (DIVERSIFIED)--3.3%
  Caterpillar, Inc. ...............................    15,104       789,184
                                                                -----------
MANUFACTURING (DIVERSIFIED)--13.8%
  Honeywell International, Inc. ...................    15,104       510,817
  Minnesota Mining and Manufacturing Co. ..........    15,104     1,785,444
  United Technologies Corp. .......................    15,104       976,172
                                                                -----------
                                                                  3,272,433
                                                                -----------
OIL (INTERNATIONAL INTEGRATED)--2.5%
  Exxon Mobil Corp. ...............................    15,104       593,587
                                                                -----------

                                                      SHARES       VALUE
                                                      ------    -----------
PAPER & FOREST PRODUCTS--2.6%
  International Paper Co. .........................    15,104   $   609,446
                                                                -----------
PHOTOGRAPHY/IMAGING--1.9%
  Eastman Kodak Co. ...............................    15,104       444,511
                                                                -----------
RESTAURANTS--1.7%
  McDonald's Corp. ................................    15,104       399,803
                                                                -----------
RETAIL (BUILDING SUPPLIES)--3.3%
  Home Depot, Inc. (The) ..........................    15,104       770,455
                                                                -----------
RETAIL (GENERAL MERCHANDISE)--3.7%
  Wal-Mart Stores, Inc. ...........................    15,104       869,235
                                                                -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.2%
  AT&T Corp. ......................................    15,104       273,987
                                                                -----------
TELEPHONE--2.5%
  SBC Communications, Inc. ........................    15,104       591,624
                                                                -----------
TOBACCO--2.9%
  Philip Morris Cos., Inc. ........................    15,104       692,518
                                                                -----------
TOTAL COMMON STOCKS
  (Identified cost $23,489,282) .............................    21,875,425
                                                                -----------
UNIT INVESTMENT TRUSTS--3.6%
  Diamonds Trust, Series I ........................     8,472       844,574
                                                                -----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $845,302) ................................   .   844,574
                                                                -----------
TOTAL LONG-TERM INVESTMENTS--96.0%
  (Identified cost $24,334,584) .............................    22,719,999
                                                                -----------

                                          STANDARD
                                          & POOR'S       PAR
                                           RATING       VALUE
                                         (UNAUDITED)    (000)
                                         -----------    -----
SHORT-TERM OBLIGATIONS--4.4%
REPURCHASE AGREEMENTS--4.2%
  State Street Bank & Trust Co. repurchase
    agreement 0.25%, dated 12/31/01 due
    1/2/02, repurchase price $993,014,
    collateralized by U.S. Treasury Note
    6.50%, 11/15/26, market value
    $1,017,748 .........................                 $993       993,000
U.S GOVERNMENT SECURITIES--0.2%
  U.S. Treasury Bill 0%, 3/21/02 (c) ...      AAA          55        54,800
                                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,047,807) ..............................     1,047,800
                                                                -----------
TOTAL INVESTMENTS--100.4%
  (Identified cost $25,382,391) .............................    23,767,799(a)
  Other assets and liabilities, net--(0.4)% .................       (83,466)
                                                                -----------
NET ASSETS--100.0% ..........................................   $23,684,333
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,610,756 and gross depreciation of $3,312,747 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $25,469,790.

(b) Non-income producing.

(c) All or a portion segregated as collateral for futures contracts.

                       See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $25,382,391) .......................................    $23,767,799
Cash ...............................................................................................            540
Receivables
  Fund shares sold .................................................................................        113,663
  Dividends and interest ...........................................................................         20,895
  Receivable from adviser ..........................................................................          3,534
Prepaid expenses ...................................................................................            166
                                                                                                        -----------
    Total assets ...................................................................................     23,906,597
                                                                                                        -----------

LIABILITIES
Payables
  Investment securities purchased ..................................................................        135,944
  Fund shares repurchased ..........................................................................         15,100
  Professional fee .................................................................................         27,549
  Printing fee .....................................................................................         17,769
  Variation margin from future contracts ...........................................................         12,960
  Financial agent fee ..............................................................................          4,454
  Trustees' fee ....................................................................................          3,262
Accrued expenses ...................................................................................          5,226
                                                                                                        -----------
    Total liabilities ..............................................................................        222,264
                                                                                                        -----------
NET ASSETS .........................................................................................    $23,684,333
                                                                                                        ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................................    $25,336,368
  Undistributed net investment income ..............................................................          7,390
  Accumulated net realized loss ....................................................................        (44,951)
  Net unrealized depreciation ......................................................................     (1,614,474)
                                                                                                        -----------
NET ASSETS .........................................................................................    $23,684,333
                                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ..........................................................................      2,732,507
                                                                                                        ===========
Net asset value and offering price per share .......................................................          $8.67
                                                                                                              =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ........................................................................................    $   336,836
  Interest .........................................................................................          6,131
                                                                                                        -----------
    Total investment income ........................................................................        342,967
                                                                                                        -----------
EXPENSES
  Investment advisory fee ..........................................................................         66,960
  Financial agent fee ..............................................................................         51,355
  Professional .....................................................................................         29,502
  Printing .........................................................................................         23,584
  Custodian ........................................................................................         14,294
  Trustees .........................................................................................          8,437
  Miscellaneous ....................................................................................         20,297
                                                                                                        -----------
Total expenses .....................................................................................        214,429
    Less expenses borne by investment adviser ......................................................       (118,719)
    Custodian fees paid indirectly .................................................................            (53)
                                                                                                        -----------
    Net expenses ...................................................................................         95,657
                                                                                                        -----------
NET INVESTMENT INCOME ..............................................................................        247,310
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..................................................................         59,111
  Net realized loss on futures contracts ...........................................................        (22,600)
  Net change in unrealized appreciation (depreciation) on investments ..............................     (1,225,559)
                                                                                                        -----------
NET LOSS ON INVESTMENTS ............................................................................     (1,189,048)
                                                                                                        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $  (941,738)
                                                                                                        ===========

                        See Notes to Financial Statements

                         PHOENIX-DEUTSCHE DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                     YEAR ENDED      YEAR ENDED
                                                                                                      12/31/01        12/31/00
                                                                                                    -----------      -----------
FROM OPERATIONS
  Net investment income (loss) .................................................................    $   247,310      $   128,901
  Net realized gain (loss) .....................................................................         36,511          419,617
  Net change in unrealized appreciation (depreciation) .........................................     (1,225,559)        (504,411)
                                                                                                    -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................       (941,738)          44,107
                                                                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................................       (243,894)        (125,001)
  Net realized short-term gains ................................................................       (187,932)        (202,320)
  Net realized long-term gains .................................................................       (115,333)              --
                                                                                                    -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................       (547,159)        (327,321)
                                                                                                    -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,551,688 and 1,185,431 shares, respectively) .................     13,567,385       11,115,022
  Net asset value of shares issued from reinvestment of distributions (60,901 and 34,377 shares,
    respectively) ..............................................................................        547,159          327,321
  Cost of shares repurchased (518,675 and 83,455 shares, respectively) .........................     (4,444,227)        (799,084)
                                                                                                    -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................      9,670,317       10,643,259
                                                                                                    -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................................      8,181,420       10,360,045
NET ASSETS
  Beginning of period ..........................................................................     15,502,913        5,142,868
                                                                                                    -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $7,390 AND $3,974,
    RESPECTIVELY) ..............................................................................    $23,684,333      $15,502,913
                                                                                                    ===========      ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                           YEAR ENDED
                                                           DECEMBER 31,            FROM INCEPTION
                                                    -------------------------        12/15/99 TO
                                                     2001               2000          12/31/99
                                                    ------             ------      --------------
Net asset value, beginning of period ....           $ 9.46             $10.24          $10.00
INCOME FROM INVESTMENT OPERATIONS (4)
  Net investment income (loss) ..........             0.11(6)            0.08            0.01
  Net realized and unrealized gain (loss)            (0.66)             (0.65)           0.24
                                                    ------             ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ....            (0.55)             (0.57)           0.25
                                                    ------             ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..            (0.10)             (0.08)          (0.01)
  Dividends from net realized gains .....            (0.14)             (0.13)             --
                                                    ------             ------          ------
    TOTAL DISTRIBUTIONS .................            (0.24)             (0.21)          (0.01)
                                                    ------             ------          ------
CHANGE IN NET ASSET VALUE ...............            (0.79)             (0.78)           0.24
                                                    ------             ------          ------
NET ASSET VALUE, END OF PERIOD ..........           $ 8.67             $ 9.46          $10.24
                                                    ======             ======          ======
Total return ............................            (5.98)%            (5.56)%          2.52%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $23,684            $15,503          $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................             0.50%(5)           0.50%           0.50%(1)
  Net investment income .................             1.29%              1.08%           2.75%(1)
Portfolio turnover rate .................               38%                93%              1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.12%, 1.60% and 7.81% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(4) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares  outstanding.

                       See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

INVESTOR PROFILE
     This Fund is appropriate for an investor who seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.

INVESTMENT ADVISER'S REPORT
     For the quarter, the Nasdaq 100 Index1 was up a strong 34.98% to a level of 1577.05 as equities, especially technology related issues rebounded strongly during the quarter from the lows set after the September 11th terrorist attacks on the World Trade Center and the Pentagon. For the year, however, compared with the Fund's negative return of 33.04%, the index was down 32.65% as equities suffered through one of the worst periods since the mid-1970's.

     After the negative impact from the September 11th attacks and the almost unprecedented subsequent shutdown of US markets, equities started to rally on September 21. Stocks rallied as investors' worst fears for a sharp economic decline and continued negative sentiment did not appear to come to fruition. Even though the Federal Reserve cut interest rates 11 times throughout the year, in an attempt to encourage consumers and corporations to increase spending, the US economy slipped into recession during the fourth quarter as the excesses of the late 1990's continued to weigh heavily on investors. The decline, which started last year with the end of the technology and telecommunication stock bubble, expanded to all sectors of the US economy during the year.

     The best sector performance came from Technology (up 42.05%) reversing the performance of last quarter followed by Capital Goods (up 38.32%). With the Technology sector accounting for 68.5% of the index, the performance was attributable almost totally to the strong performance of technology issues. All sectors were in positive territory this quarter with Communication Services having the worst performance by way of only being up 4.61%.

     Technology related stocks showed the best performance for the quarter led by Network Appliances (up 221.62%). Other strong issues included Nvidia Corporation (up 143.54%) and Veritas Software (up 143.11%). The worst performing issues included Imclone Systems (down 17.84%) and Express Scripts (down 15.47%).

     At the annual rebalancing which took place December 24, thirteen new issues joined the index. These along with three additions, which were the result of corporate actions during the quarter, brought the total for the year to nineteen. This is comparable to the seventeen changes during all of 2000.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              NASDAQ-100 Index(R)Series         NASDAQ-100 Index(1)        S&P 500 Index(2)
8/15/00              $10,000.00                    $10,000.00                 $10,000.00
12/29/00               6,322.15                      6,290.47                   8,930.35
12/31/01               4,233.04                      4,236.41                   7,869.88

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                  FROM
                                                                INCEPTION
                                                               08/15/00 TO
                                                   1 YEAR       12/31/01
--------------------------------------------------------------------------
NASDAQ-100 Index(R)Series                         (33.04)%      (46.41)%
--------------------------------------------------------------------------
Nasdaq 100 Index(1)                               (32.65)%      (46.38)%
--------------------------------------------------------------------------
S&P 500 Index(2)                                  (11.87)%      (15.96)%
--------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 08/15/00 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Nasdaq 100 Index is unmanaged and measures technology-oriented stock total-return performance.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The indices are not available for direct investment.

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                      SHARES      VALUE
                                                    ---------   ----------
COMMON STOCKS--92.5%
BIOTECHNOLOGY--11.8%
  Abgenix, Inc. (b) ...............................       640   $   21,530
  Amgen, Inc. (b) .................................     3,805      214,754
  Biogen, Inc. (b) ................................     1,419       81,380
  Cephalon, Inc. (b) ..............................       362       27,362
  Chiron Corp. (b) ................................     2,066       90,573
  Genzyme Corp. (b) ...............................     2,077      124,329
  Gilead Sciences, Inc. (b) .......................       738       48,501
  Human Genome Sciences, Inc. (b) .................       993       33,484
  IDEC Pharmaceuticals Corp. (b) ..................     1,295       89,264
  ImClone Systems, Inc. (b) .......................       584       27,133
  Immunex Corp. (b) ...............................     5,834      161,660
  Invitrogen Corp. (b) ............................       388       24,029
  MedImmune, Inc. (b) .............................     1,791       83,013
  Millennium Pharmaceuticals, Inc. (b) ............     1,907       46,740
  Protein Design Labs, Inc. (b) ...................       660       21,648
                                                                ----------
                                                                 1,095,400
                                                                ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.7%
  Adelphia Communications Corp. Class A (b) .......     1,544       48,142
  Charter Communications, Inc. Class A (b) ........     2,388       39,235
  Comcast Corp. Class A (b) .......................     3,500      126,000
  EchoStar Communications Corp. Class A (b) .......     1,941       53,319
  USA Networks, Inc. (b) ..........................     2,799       76,441
                                                                ----------
                                                                   343,137
                                                                ----------
COMMUNICATIONS EQUIPMENT--6.8%
  ADC Telecommunications, Inc. (b) ................     7,696       35,402
  CIENA Corp. (b) .................................     3,033       43,402
  Comverse Technology, Inc. (b) ...................     1,504       33,644
  JDS Uniphase Corp. (b) ..........................    10,881       94,447
  PanAmSat Corp. (b) ..............................     1,577       34,505
  QUALCOMM, Inc. (b) ..............................     7,200      363,600
  Tellabs, Inc. (b) ...............................     1,825       27,302
                                                                ----------
                                                                   632,302
                                                                ----------
COMPUTERS (HARDWARE)--5.5%
  Apple Computer, Inc. (b) ........................     3,821       83,680
  Brocade Communications Systems, Inc. (b) ........     1,820       60,278
  Dell Computer Corp. (b) .........................     7,498      203,796
  Juniper Networks, Inc. (b) ......................     1,659       31,438
  Sun Microsystems, Inc. (b) ......................    11,012      135,448
                                                                ----------
                                                                   514,640
                                                                ----------
COMPUTERS (NETWORKING)--4.6%
  Cisco Systems, Inc. (b) .........................    20,464      370,603
  Network Appliance, Inc. (b) .....................     2,704       59,136
                                                                ----------
                                                                   429,739
                                                                ----------
COMPUTERS (SOFTWARE & SERVICES)--24.4%
  Adobe Systems, Inc. .............................     1,815       56,356
  BEA Systems, Inc. (b) ...........................     2,878       44,321
  Citrix Systems, Inc. (b) ........................     1,742       39,474
  Compuware Corp. (b) .............................     1,791       21,116
  eBay, Inc. (b) ..................................     1,602      107,174
  Electronic Arts, Inc. (b) .......................     1,079       64,686
  i2 Technologies, Inc. (b) .......................     3,536       27,934
  Intuit, Inc. (b) ................................     2,086       89,239
  Mercury Interactive Corp. (b) ...................       688       23,378
  Microsoft Corp. (b) .............................    14,475      958,969
  Oracle Corp. (b) ................................    18,109      250,085
  PeopleSoft, Inc. (b) ............................     3,342      134,348
  Rational Software Corp. (b) .....................     1,584       30,888
  Siebel Systems, Inc. (b) ........................     4,229      118,328
  Symantec Corp. (b) ..............................       559       37,079

                                                      SHARES      VALUE
                                                    ---------   ----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
  Synopsys, Inc. (b) ..............................       432   $   25,518
  VeriSign, Inc. (b) ..............................     1,496       56,908
  VERITAS Software Corp. (b) ......................     3,200      143,456
  Yahoo!, Inc. (b) ................................     2,138       37,928
                                                                ----------
                                                                 2,267,185
                                                                ----------
DISTRIBUTORS (FOOD & HEALTH)--0.4%
  Andrx Group (b) .................................       539       37,951
                                                                ----------
ELECTRICAL EQUIPMENT--1.2%
  Molex, Inc. .....................................       762       23,584
  Sanmina Corp. (b) ...............................     4,350       86,565
                                                                   110,149
                                                                ----------
ELECTRONICS (SEMICONDUCTORS)--16.1%
  Altera Corp. (b) ................................     4,231       89,782
  Applied Micro Circuits Corp. (b) ................     2,703       30,598
  Atmel Corp. (b) .................................     2,726       20,091
  Broadcom Corp. Class A (b) ......................     1,324       54,112
  Conexant Systems, Inc. (b) ......................     2,197       31,549
  Integrated Device Technology, Inc. (b) ..........       773       20,554
  Intel Corp. .....................................    18,354      577,233
  Linear Technology Corp. .........................     3,304      128,988
  Maxim Integrated Products, Inc. (b) .............     3,534      185,570
  Microchip Technology, Inc. (b) ..................       865       33,510
  NVIDIA Corp. (b) ................................     1,220       81,618
  PMC-Sierra, Inc. (b) ............................     1,426       30,317
  QLogic Corp. (b) ................................       738       32,848
  RF Micro Devices, Inc. (b) ......................     1,481       28,480
  Vitesse Semiconductor Corp. (b) .................     1,611       20,025
  Xilinx, Inc. (b) ................................     3,460      135,113
                                                                ----------
                                                                 1,500,388
                                                                ----------
EQUIPMENT (SEMICONDUCTORS)--2.8%
  Applied Materials, Inc. (b) .....................     3,297      132,210
  KLA-Tencor Corp. (b) ............................     1,754       86,928
  Novellus Systems, Inc. (b) ......................     1,141       45,012
                                                                ----------
                                                                   264,150
                                                                ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.3%
  ICOS Corp. (b) ..................................       409       23,493
                                                                ----------
HEALTH CARE (GENERIC AND OTHER)--0.4%
  Sepracor Inc. (b) ...............................       613       34,978
                                                                ----------
HEALTH CARE (MANAGED CARE)--0.3%
  Express Scripts, Inc. (b) .......................       552       25,811
                                                                ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
  Biomet, Inc. ....................................     2,835       87,601
                                                                ----------
MEDICAL PRODUCTS & SUPPLIES--0.3%
  Cytyc Corp. (b) .................................       956       24,952
                                                                ----------
PAPER & FOREST PRODUCTS--0.3%
  Smurfit-Stone Container Corp. (b) ...............     1,868       29,832
                                                                ----------
PUBLISHING--1.0%
  Gemstar-TV Guide International, Inc. (b) ........     3,391       93,931
                                                                ----------
RESTAURANTS--0.8%
  Starbucks Corp. (b) .............................     4,140       78,867
                                                                ----------
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
  CDW Computer Centers, Inc. (b) ..................       693       37,221
                                                                ----------
RETAIL (GENERAL MERCHANDISE)--0.9%
  Costco Wholesale Corp. (b) ......................     1,860       82,547
                                                                ----------

                       See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

                                                      SHARES      VALUE
                                                    ---------   ----------
RETAIL (HOME SHOPPING)--0.2%
  Amazon.Com, Inc. (b) ............................     1,928   $   20,861
                                                                ----------
RETAIL (SPECIALTY)--1.6%
  Bed Bath & Beyond, Inc. (b) .....................     3,046      103,259
  Staples, Inc. (b) ...............................     2,418       45,217
                                                                ----------
                                                                   148,476
                                                                ----------
SERVICES (ADVERTISING/MARKETING)--0.4%
  TMP Worldwide, Inc. (b) .........................       926       39,725
                                                                ----------
SERVICES (COMMERCIAL & CONSUMER)--1.3%
  Apollo Group, Inc. Class A (b) ..................       906       40,779
  Cintas Corp. ....................................     1,590       76,320
                                                                ----------
                                                                   117,099
                                                                ----------
SERVICES (DATA PROCESSING)--3.4%
  Concord EFS, Inc. (b) ...........................     4,437      145,445
  Fiserv, Inc. (b) ................................     1,828       77,361
  Paychex, Inc. ...................................     2,773       96,639
                                                                ----------
                                                                   319,445
                                                                ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
  Nextel Communications, Inc. Class A (b) .........     7,670       84,063
                                                                ----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
  WorldCom, Inc. - WorldCom Group (b) .............     8,313      117,047
                                                                ----------
TRUCKS & PARTS--0.5%
  Paccar, Inc. ....................................       672       44,097
                                                                ----------
TOTAL COMMON STOCKS
  (Identified cost $11,340,380) .............................    8,605,087
                                                                ----------
FOREIGN COMMON STOCKS--2.3%
COMMUNICATIONS EQUIPMENT--0.4%
  Telefonaktiebolaget LM Ericsson AB ADR (Sweden) .     7,944       41,468
                                                                ----------
COMPUTERS (SOFTWARE & SERVICES)--0.8%
  Check Point Software Technologies Ltd.
  (Israel) (b) ....................................     1,858       74,115
                                                                ----------
ELECTRICAL EQUIPMENT--1.1%
  Flextronics International Ltd. (Singapore) (b) ..     4,124       98,935
                                                                ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $315,953) ................................      214,518
                                                                ----------
UNIT INVESTMENT TRUSTS--2.7%
  Nasdaq-100 shares ...............................     6,473      251,865
                                                                ----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $257,562) ................................      251,865
                                                                ----------
TOTAL LONG-TERM INVESTMENTS--97.5%
  (Identified cost $11,913,895) .............................    9,071,470
                                                                ----------
                                                         PAR
                                                        VALUE
                                                        (000)      VALUE
                                                        -----   ----------
SHORT-TERM OBLIGATIONS--2.7%
REPURCHASE AGREEMENTS--2.0%
  State Street Bank & Trust Co. repurchase
    agreement, 0.25%, dated 12/31/01,
    repurchase price $186,003, collateralized by
    U.S. Treasury Bond 6.50%, 11/15/06,
    market value $191,512 .........................     $ 186   $  186,000
                                                                ----------

                                         STANDARD
                                         & POOR'S
                                          RATING
                                        (UNAUDITED)
                                         --------
U.S. GOVERNMENT SECURITIES--0.7%
  U.S. Treasury Bills 1.60%, 3/21/02 (c) .. AAA            65       64,763
                                                                ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $250,772) ......................                250,763
                                                                ----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $12,164,667) ...................              9,322,233(a)
  Other assets and liabilities, net--(0.2)% .......                (15,063)
                                                                ----------
NET ASSETS--100.0% ................................             $9,307,170
                                                                ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $595,562 and gross depreciation of $4,646,180 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $13,372,851.

(b) Non-income producing.

(c) All or portion segregated as collateral for futures  contracts.

                      See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $12,164,667) ........      $ 9,322,233
Cash ................................................................              962
Receivables
  Fund shares sold ..................................................           54,265
  Investment securities sold ........................................           28,015
  Receivable from advisor ...........................................            9,190
  Dividends and interest ............................................              208
Prepaid expenses ....................................................               59
                                                                           -----------
    Total assets ....................................................        9,414,932
                                                                           -----------
LIABILITIES
Payables
  Investment securities purchased ...................................           52,965
  Fund shares repurchased ...........................................            1,852
  Professional fee ..................................................           25,359
  Printing fee ......................................................            8,696
  Variation margin for future contracts .............................            5,570
  Financial agent fee ...............................................            3,557
  Trustees' fee .....................................................            3,262
Accrued expenses ....................................................            6,501
                                                                           -----------
Total liabilities ...................................................          107,762
                                                                           -----------
NET ASSETS ..........................................................      $ 9,307,170
                                                                           ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..................      $14,821,586
  Accumulated net realized loss .....................................       (2,668,782)
  Net unrealized depreciation .......................................       (2,845,634)
                                                                           -----------
NET ASSETS ..........................................................      $ 9,307,170
                                                                           ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ...........................................        2,198,698
                                                                           ===========
Net asset value and offering price per share ........................            $4.23
                                                                                 =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .........................................................      $     3,745
  Interest ..........................................................            2,983
  Foreign taxes withheld ............................................              (39)
                                                                           -----------
    Total investment income .........................................            6,689
                                                                           -----------
EXPENSES
  Financial agent fee ...............................................           41,709
  Investment advisory fee ...........................................           24,381
  Custodian .........................................................           33,438
  Professional ......................................................           25,636
  Printing ..........................................................           13,181
  Trustees ..........................................................            8,437
  Miscellaneous .....................................................           16,823
                                                                           -----------
    Total expenses ..................................................          163,605
    Less expenses borne by investment advisor .......................         (128,760)
    Custodian fees paid indirectly ..................................              (18)
                                                                           -----------
    Net expenses ....................................................           34,827
                                                                           -----------
NET INVESTMENT LOSS .................................................          (28,138)
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...................................       (2,333,647)
  Net realized loss on futures contracts ............................          (81,750)
  Net change in unrealized appreciation (depreciation) on investments         (447,931)
                                                                           -----------
NET LOSS ON INVESTMENTS .............................................       (2,863,328)
                                                                           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................      $(2,891,466)
                                                                           ===========

                        See Notes to Financial Statements

                   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            FROM INCEPTION
                                                                                      YEAR ENDED              8/15/00 TO
                                                                                       12/31/01               12/31/00
                                                                                      -----------           --------------
FROM OPERATIONS
  Net investment income (loss) .................................................      $   (28,138)           $    (6,360)
  Net realized gain (loss) .....................................................       (2,415,397)              (253,385)
  Net change in unrealized appreciation (depreciation) .........................         (447,931)            (2,397,703)
                                                                                      -----------            -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............       (2,891,466)            (2,657,448)
                                                                                      ===========            ===========
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,226,105 and 913,029 shares, respectively) ...       10,796,048              8,539,279
  Cost of shares repurchased (899,721 and 40,715 shares, respectively) .........       (4,112,309)              (366,934)
                                                                                      -----------            -----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................        6,683,739              8,172,345
                                                                                      -----------            -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................        3,792,273              5,514,897
NET ASSETS
  Beginning of period ..........................................................        5,514,897                     --
                                                                                      -----------            -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
    ($0 AND $0, RESPECTIVELY) .................................................       $ 9,307,170            $ 5,514,897
                                                                                      ===========            ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                            FROM INCEPTION
                                                                                         YEAR ENDED          8/15/00 TO
                                                                                          12/31/01            12/31/00
                                                                                         ----------         --------------
Net asset value, beginning of period ..........................................            $ 6.32                 $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................................             (0.02)(5)              (0.01)
  Net realized and unrealized gain (loss) .....................................             (2.07)                 (3.67)
                                                                                           ------                 ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................................             (2.09)                 (3.68)
                                                                                           ------                 ------
CHANGE IN NET ASSET VALUE .....................................................             (2.09)                 (3.68)
                                                                                           ------                 ------
NET ASSET VALUE, END OF PERIOD ................................................            $ 4.23                 $ 6.32
                                                                                           ======                 ======
Total return ..................................................................            (33.04)%               (36.78)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......................................            $9,307            $     5,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ......................................................              0.50%(4)               0.50%(1)
  Net investment income (loss) ................................................             (0.40)%                (0.30)%(1)
Portfolio turnover ............................................................                91%                    50%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment advisor had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.35% and 3.93% for the periods ended December 31, 2001 and 2000, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares  outstanding.

                       See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking investment in a diversified portfolio of real estate investment trusts and real estate operating companies. The Fund's objective is to emphasize appreciation and current yield equally. Investors should note that real estate investing involves certain risks, including refinancing, economic impact on the industry, changes in the value of properties owned, dependency on management skills, and liquidity risks similar to those associated with small-company investing.

INVESTMENT ADVISER'S REPORT

                                                                  NAREIT
                                         PERIOD ENDED          TOTAL RETURN
                                           12/31/01           EQUITY INDEX(1)
------------------------------------------------------------------------------
One-Year Return                              6.62%                 13.93%
------------------------------------------------------------------------------
Three-Year Return                           13.47%                 11.15%
------------------------------------------------------------------------------
Five-Year Return                             7.04%                  6.38%
------------------------------------------------------------------------------

     At the beginning of the year, we had concluded a strong record against our peers and benchmark. We attribute our value-added performance to our ground-up stock selection, style, and sector weightings. Our style combines a pursuit of growth AND value, and is sometimes referred to as GARP (growth at a reasonable price). As you may recall, we thought REITs could deliver double-digit returns as we stated in our report last year that with earnings growth of 7-8% projected for 2001 and a NAREIT Total Return Equity Index yield over 7%, these mature REITs could endure some multiple contraction and still deliver double-digit returns. This turned out to be the case, as the benchmark delivered a 13.93% return.
     By mid-year, those sectors and most of the names that had helped us perform so well in the prior two years were underperforming the benchmark. Investors sought high yield and smaller cap names among REITs as interest rates and the broader market came down. A meaningful portion of the top-performing REITs was pursued solely for yield, even though they lacked earnings growth, dividend growth, and dividend security. For example, the health-care REITs, which failed to meet our screens, delivered the best performance in the year, while delivering another year of negative earnings growth. One of the best performers even cut its dividend. The one-year forward multiples for health-care REITs started the year at 6.6x and finished the year at 9.6x, driven by the pursuit of yield, not its dividend coverage ratio.

     As we had expected, the economy continued to deteriorate, albeit faster than predicted, thus testing our fundamental hedge. In addition to focusing on good management teams, high quality assets, strong balance sheets, and markets with high barriers to entry, we had selected holdings with a favorable spread between market rents and in-place rents (loss-to-lease). Loss-to-lease positions usually allow landlords to preserve earnings growth as demand subsides. Last year we had said, "Expect us to remain overweight in the apartment, industrial, and office sectors, with a bias towards high barrier-to-entry markets and loss-to-lease positions." What we found, and quickly reacted to, was an accelerated decline in rent levels brought on by a strong occupancy battle in the office and apartment sectors.

     Our expectation for economic erosion had been accurate, but the rapidity was too much for the hedging tool we initially used. An earlier recognition that longer lease duration was a better hedging tool in such a rapid economic decline would have enhanced performance. We reacted by moving to overweight the retail sectors, focusing on regional malls and grocery-anchored shopping centers. These sectors have been and continue to be in the position to benefit from longer lease duration and additional interest expense savings. The source for these new positions came from our reduction in office and apartment holdings, which we reduced from an overweighting to an underweighted position and market weight, respectively. Our changes bore fruit as our results improved.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

OUTLOOK
     We continue to be positive in our outlook but want to limit return expectations to upper single- digits for the year, primarily driven by the 7.2% NAREIT Total Return Equity Index dividend as of December 31, 2001.

     Earnings growth for our REIT universe is expected to be 3%. We could see some earnings expansion in the retail REITs, if their interest expense savings is greater than assumed by management and the Street. Offsetting this potential upside is a downward bias on 2002 earnings in apartment and office REITs. As real estate is a lagging component of the economy, the shorter lease terms in these sectors could drive slightly greater occupancy declines than assumed. In addition, many of these companies have been building up significant amounts of capital to deploy in opportunities that may not come to fruition. As a result, we're not anticipating multiple expansion, which some argue is warranted given the record spread on the 7.2% dividend yield versus numerous fixed-income alternatives. We could also see more REITs added to the S&P 500 Index,2 but to date, the addition of two REITs has done little for either name.

     Diversification and longer lease duration continue to be themes of ours. We have increased the number of our holdings from 21 to 29. This trend is likely to continue. As stated above, we have moved to underweight office and market weight apartments, while reallocating that capital to regional malls and shopping centers. Both of these retail sectors offer longer lease duration and the opportunity to capitalize on more interest expense savings. In addition, we have reallocated our apartment holdings to include more companies with lower average monthly rental rates.

     The capital markets discipline we've talked about in the past has smoothed and lengthened the real estate cycle. In fact, banks are noting how well real estate loans are performing today. As the economy continues to slow, we're fortunate to be facing little new supply, and most landlords have very healthy balance sheets. As management teams sit on the sidelines with this capital, waiting for opportunities brought on by the economy, we will emphasize secure and attractive dividend yields and diversification of our holdings.

     We thank you for your interest in our Fund.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                              NAREIT Total Return
            Real Estate Securities Series        Equity Index(1)            S&P 500 Index(2)
5/1/95               $10,000.00                    $10,000.00                 $10,000.00
12/29/95              11,779.20                     11,548.00                  12,184.40
12/31/96              15,677.20                     15,618.30                  15,016.90
12/31/97              19,133.70                     18,787.20                  20,028.90
12/31/98              15,078.60                     15,499.00                  25,788.60
12/31/99              15,798.70                     14,783.50                  31,239.00
12/29/00              20,660.90                     18,680.20                  28,369.00
12/31/01              22,028.10                     21,282.80                  25,000.20

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                       FROM
                                                                     INCEPTION
                                                                     5/1/95 TO
                                             1 YEAR      5 YEAR      12/31/01
------------------------------------------------------------------------------
Real Estate Securities Series                  6.62%      7.04%       12.56%
------------------------------------------------------------------------------
NAREIT Total Return Equity Index(1)           13.93%      6.38%       11.97%
------------------------------------------------------------------------------
S&P 500 Index(2)                            (11.87)%     10.73%       14.72%
------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 5/1/95
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

(1) The NAREIT Total Return Equity Index is unmanaged and measures the total-return performance of real estate investment trusts.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The indices are not available for direct investment.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                     SHARES        VALUE
                                                    --------    -----------
COMMON STOCKS--95.0%
REAL ESTATE INVESTMENT TRUSTS--95.0%
DIVERSIFIED--8.6%
  iStar Financial, Inc. ..........................    22,200    $   553,890
  Vornado Realty Trust ...........................    72,000      2,995,200
                                                                -----------
                                                                  3,549,090
                                                                -----------
INDUSTRIAL/OFFICE--30.9%
INDUSTRIAL--10.2%
  CenterPoint Properties Corp. ...................    43,000      2,141,400
  First Industrial Realty Trust, Inc. ............    22,300        693,530
  ProLogis Trust .................................    64,700      1,391,697
                                                                -----------
                                                                  4,226,627
                                                                -----------
MIXED--4.7%
  Duke Realty Corp. ..............................    33,000        802,890
  Reckson Associates Realty Corp. ................    43,000      1,004,480
  Reckson Associates Realty Corp. Class B ........     6,500        165,815
                                                                -----------
                                                                  1,973,185
                                                                -----------
OFFICE--16.0%
  Alexandria Real Estate Equities, Inc. ..........    10,000        411,000
  Boston Properties, Inc. ........................    55,000      2,090,000
  Equity Office Properties Trust .................    91,910      2,764,653
  SL Green Realty Corp. ..........................    44,750      1,374,272
                                                                -----------
                                                                  6,639,925
                                                                -----------
TOTAL INDUSTRIAL/OFFICE ....................................     12,839,737
                                                                -----------
RESIDENTIAL--20.3%
APARTMENTS--20.3%
  Apartment Investment & Management Co. Class A ..    31,000      1,417,630
  Archstone-Smith Trust ..........................    41,000      1,078,300
  Avalonbay Communities, Inc. ....................    22,000      1,040,820
  Camden Property Trust ..........................    35,500      1,302,850
  Equity Residential Properties Trust ............    49,400      1,418,274
  Essex Property Trust, Inc. .....................    19,000        938,790
  United Dominion Realty Trust, Inc. .............    85,000      1,224,000
                                                                -----------
                                                                  8,420,664
                                                                -----------
RETAIL--31.4%
REGIONAL MALLS--14.0%
  CBL & Associates Properties, Inc. ..............    56,400      1,776,600
  General Growth Properties, Inc. ................    46,750      1,813,900
  Simon Property Group, Inc. .....................    62,250      1,825,793
  Taubman Centers, Inc. ..........................    27,000        400,950
                                                                -----------
                                                                  5,817,243
                                                                -----------
SHOPPING CENTERS--17.4%
Chelsea Property Group, Inc. .....................    46,700      2,292,970
  Kimco Realty Corp. .............................    57,000      1,863,330
  Pan Pacific Retail Properties, Inc. ............    40,250      1,155,980
  Realty Income Corp. ............................    13,500        396,900
  Weingarten Realty Investors ....................    31,000      1,488,000
                                                                -----------
                                                                  7,197,180
                                                                -----------
TOTAL RETAIL ...............................................     13,014,423
                                                                -----------

                                                     SHARES        VALUE
                                                    --------    -----------
SELF STORAGE--3.8%
  Public Storage, Inc. ...........................    47,500    $ 1,586,500
                                                                -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $35,212,535) ............................     39,410,414
                                                                -----------
REAL ESTATE OPERATING COMPANIES--0.0%
DIVERSIFIED--0.0%
  Vornado Operating, Inc. (b) ....................     3,110          1,555
                                                                -----------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $24,880) ................................          1,555
                                                                -----------
TOTAL LONG-TERM INVESTMENTS--95.0%
  (Identified cost $35,212,378) ............................     39,411,969
                                                                -----------

                                      STANDARD
                                      & POOR'S         PAR
                                       RATING        VALUE
                                     (UNAUDITED)      (000)
                                     -----------     ------
SHORT-TERM OBLIGATIONS--4.8%
COMMERCIAL PAPER--4.8%
  Govco, Inc. 1.75%, 1/2/02 .......      A-1+         $2,000      1,999,903

TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,999,903) .............................      1,999,903
                                                                -----------
TOTAL INVESTMENTS--99.8%
  (Identified Cost $37,212,281) ............................     41,411,872(a)
  Other assets and liabilities, net--0.2% ..................         94,247
                                                                -----------
NET ASSETS--100.0% .........................................    $41,506,119
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,498,012 and gross depreciation of $298,421 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $37,212,281.

(b) Non-income producing.

                      See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $37,212,281) ....................      $41,411,872
Receivables
  Dividends and interest ........................................................          248,316
  Fund shares sold ..............................................................           30,709
Prepaid expenses ................................................................              302
                                                                                       -----------
    Total assets ................................................................       41,691,199
                                                                                       -----------
LIABILITIES
Cash overdraft ..................................................................              508
Payables
  Fund shares repurchased .......................................................          101,026
  Printing fee ..................................................................           29,826
  Professional fee ..............................................................           24,435
  Investment advisory fee .......................................................           18,715
  Financial agent fee ...........................................................            5,698
  Trustees' fee .................................................................            3,262
Accrued expenses ................................................................            1,610
                                                                                       -----------
    Total liabilities ...........................................................          185,080
                                                                                       -----------
NET ASSETS ......................................................................      $41,506,119
                                                                                       ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............................      $37,960,948
  Undistributed net investment income ...........................................          181,071
  Accumulated net realized loss .................................................         (835,491)
  Net unrealized appreciation ...................................................        4,199,591
                                                                                       -----------
NET ASSETS ......................................................................      $41,506,119
                                                                                       ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization .......................................................        2,643,729
                                                                                       ===========
Net asset value and offering price per share ....................................           $15.70
                                                                                            ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME
  Dividends .....................................................................      $ 1,840,126
  Interest ......................................................................           99,141
                                                                                       -----------
    Total investment income .....................................................        1,939,267
                                                                                       -----------
EXPENSES
  Investment advisory fee .......................................................          279,136
  Financial agent fee ...........................................................           66,253
  Printing ......................................................................           35,926
  Professional ..................................................................           26,708
  Trustees ......................................................................            8,437
  Custodian .....................................................................            8,421
  Miscellaneous .................................................................            7,896
                                                                                       -----------
    Total expenses ..............................................................          432,777
    Less expenses borne by investment adviser ...................................          (60,219)
    Custodian fees paid indirectly ..............................................             (375)
                                                                                       -----------
    Net expenses ................................................................          372,183
                                                                                       -----------
NET INVESTMENT INCOME ...........................................................        1,567,084
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ...............................................        2,031,162
  Net change in unrealized appreciation (depreciation) on investments ...........       (1,112,927)
                                                                                       -----------
NET GAIN ON INVESTMENTS .........................................................          918,235
                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................      $ 2,485,319
                                                                                       ===========

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                              YEAR ENDED         YEAR ENDED
                                                                               12/31/01           12/31/00
                                                                             ------------       ------------
FROM OPERATIONS
  Net investment income (loss) ........................................      $  1,567,084       $  1,371,873
  Net realized gain (loss) ............................................         2,031,162            534,489
  Net change in unrealized appreciation (depreciation) ................        (1,112,927)         6,024,489
                                                                             ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         2,485,319          7,930,851
                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................................        (1,533,702)        (1,261,215)
                                                                             ------------       ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........        (1,533,702)        (1,261,215)
                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,026,938 and 917,812 shares,
    respectively) .....................................................        15,777,923         12,577,818
  Net asset value of shares issued from reinvestment of distributions
    (100,085 and 89,365 shares, respectively) .........................         1,533,702          1,261,215
  Cost of shares repurchased (754,210 and 975,675 shares, respectively)       (11,571,856)       (13,043,694)
                                                                             ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........         5,739,769            795,339
                                                                             ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................         6,691,386          7,464,975
NET ASSETS
  Beginning of period .................................................        34,814,733         27,349,758
                                                                             ------------       ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS) OF $181,071 AND $154,718, RESPECTIVELY) ....................      $ 41,506,119       $ 34,814,733
                                                                             ============       ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                       2001               2000            1999            1998            1997
                                                      ------             ------          ------          ------          ------
Net asset value, beginning of period ......           $15.33             $12.21          $12.28          $16.38          $14.32
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............             0.62               0.63            0.65            0.78            0.50
  Net realized and unrealized gain (loss) .             0.37               3.07           (0.09)          (4.20)           2.62
                                                      ------             ------          ------          ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ......             0.99               3.70            0.56           (3.42)           3.12
                                                      ------             ------          ------          ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income ....            (0.62)             (0.58)          (0.63)          (0.65)          (0.48)
  Dividends from net realized gains .......               --                 --              --           (0.02)          (0.58)
  Tax return of capital ...................               --                 --              --           (0.01)             --
                                                      ------             ------          ------          ------          ------
    TOTAL DISTRIBUTIONS ...................            (0.62)             (0.58)          (0.63)          (0.68)          (1.06)
                                                      ------             ------          ------          ------          ------
CHANGE IN NET ASSET VALUE .................             0.37               3.12           (0.07)          (4.10)           2.06
                                                      ------             ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD ............           $15.70             $15.33          $12.21          $12.28          $16.38
                                                      ======             ======          ======          ======          ======
Total return ..............................             6.62%             30.78%           4.78%         (21.19)%         22.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .....          $41,506            $34,815         $27,350         $36,408         $54,659
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ...................             1.00%(2)           1.00%           1.00%           1.00%           1.00%
  Net investment income ...................             4.21%              4.63%           5.06%           5.07%           3.59%
Portfolio turnover rate ...................               37%                26%             28%             18%             41%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.16%, 1.32%, 1.31%, 1.01 % and 1.07% for the periods ended December 31, 2001,
    2000, 1999, 1998 and 1997, respectively.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking intermediate and long-term capital appreciation with income as a secondary consideration through a diversified investment approach.

INVESTMENT ADVISER'S REPORT
     For the fiscal year ended December 31, 2001, Phoenix-Engemann Capital Growth Series fell 34.57% versus a decline of 20.42% for the Russell 1000 Growth Index and a loss of 11.87% for the S&P 500 Index.(1)

     Given the slowdown in the economy, many of the traditional growth sectors experienced deterioration in business fundamentals, which negatively impacted stock performance. The magnitude of this downturn has been one of the most severe in history, and various growth cyclical sectors such as technology and telecommunications were hit inordinately hard. As a result, performance was significantly impacted by our investments in the technology and telecom sectors. With the continued deterioration in business fundamentals and earnings growth, many of the high growth companies also experienced compression in their valuations, which further affected their stock values. The first half of fiscal 2001 contributed to the bulk of the relative underperformance, as growth stocks experienced their worst performance as investors shifted towards more defensive sectors.

     As the deterioration in the profit outlook continued, we reduced our exposure to the technology and telecom sectors and diversified into other sectors that offer more defensive characteristics. Some of the industries that we diversified into included health-care services, specialty pharmaceuticals and generics, and defense electronics. In addition, the financial services sector has been an area of increased focus due to the Federal Reserve's continued action to reduce interest rates.

OUTLOOK
     With a slowing economy and poor earnings outlook, the equity markets have been struggling to find some level of stability. After months of continued business fundamental deterioration, there seems to be some stabilization in several economic sectors. This stabilization, coupled with the enormous amount of monetary and fiscal stimulus being pushed through the financial system by the government, should lead to an eventual economic recovery. We believe the economy should experience healthy growth by the second half of 2002, resulting in a strong earnings and equity market recovery.

     In  anticipation  of the pending  economic and earnings  recovery,  we have started to rotate the portfolio towards more cyclical sectors, such as technology, transportation, financial services, and business services. Within technology, we have added to our exposure in the semiconductor and semiconductor equipment industries. These industries have experienced a drastic slowdown due to the global recession in information technology equipment but are well poised, we believe, for a solid rebound in earnings growth. The technology sector should return to its traditional growth characteristics by the second half of 2002 and the outlook for 2003 is even more promising, in our view. We believe the other cyclical sectors, such as transportation and business services, should experience a healthy earnings recovery from their lows of 2001.

(1) The Russell 1000 Growth Index measures large-cap, growth-oriented stock total return performance and is provided for general comparative purposes. The S&P 500 Index measures broad stock market total-return performance. The indices are unmanaged and not available for direct investment.

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Capital Growth Series           S&P 500 Index(1)
12/31/91             $10,000.00                    $10,000.00
12/31/92              11,028.90                     10,769.10
12/31/93              13,200.90                     11,846.00
12/30/94              13,396.20                     12,002.70
12/29/95              17,528.40                     16,504.60
12/31/96              19,733.40                     20,341.50
12/31/97              23,891.80                     27,130.70
12/31/98              31,062.20                     34,932.50
12/31/99              40,279.20                     42,315.50
12/29/00              33,120.20                     38,427.90
12/31/01              21,669.60                     33,864.70

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                       1 YEAR      5 YEARS     10 YEARS
------------------------------------------------------------------------
Capital Growth Series                  (34.57)%     1.89%        8.04%
------------------------------------------------------------------------
S&P 500 Index(1)                       (11.87)%    10.73%       12.97%
------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/31/91. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment.

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                     SHARES         VALUE
                                                   ---------    ------------
COMMON STOCKS--88.7%
AEROSPACE/DEFENSE--1.2%
  Northrop Grumman Corp. .........................   115,000    $ 11,593,150
                                                                ------------
AIRLINES--0.7%
Southwest Airlines Co. ...........................   347,000       6,412,560
                                                                ------------
BANKS (MAJOR REGIONAL)--1.0%
  Wells Fargo & Co. ..............................   207,100       8,998,495
                                                                ------------
BIOTECHNOLOGY--3.2%
  Amgen, Inc. (b) ................................   102,500       5,785,100
  IDEC Pharmaceuticals Corp. (b) .................   210,000      14,475,300
  MedImmune, Inc. (b) ............................   209,000       9,687,150
                                                                ------------
                                                                  29,947,550
                                                                ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
  Liberty Media Corp. Class A (b) ................   698,000       9,772,000
                                                                ------------
COMPUTERS (HARDWARE)--2.3%
Brocade Communications Systems, Inc. (b) .........   175,440       5,810,573
  Sun Microsystems, Inc. (b) ..................... 1,240,900      15,263,070
                                                                ------------
                                                                  21,073,643
                                                                ------------
COMPUTERS (NETWORKING)--3.1%
  Cisco Systems, Inc. (b) ........................   765,850      13,869,543
  McDATA Corp. Class A (b) .......................   628,007      15,386,172
                                                                ------------
                                                                  29,255,715
                                                                ------------
COMPUTERS (PERIPHERALS)--1.1%
  EMC Corp. (b) ..................................   762,950      10,254,048
                                                                ------------
COMPUTERS (SOFTWARE & SERVICES)--8.1%
BEA Systems, Inc. (b) ............................ 1,523,850      23,467,290
  i2 Technologies, Inc. (b) ......................   181,820       1,436,378
  Oracle Corp. (b) ............................... 1,045,400      14,436,974
  PeopleSoft, Inc. (b) ...........................   207,000       8,321,400
  Siebel Systems, Inc. (b) .......................   175,100       4,899,298
  VeriSign, Inc. (b) .............................   286,500      10,898,460
  VERITAS Software Corp. (b) .....................   278,745      12,496,138
                                                                ------------
                                                                  75,955,938
                                                                ------------
DISTRIBUTORS (FOOD & HEALTH)--3.5%
  Andrx Group (b) ................................   146,600      10,322,106
  Cardinal Health, Inc. ..........................   347,000      22,437,020
                                                                ------------
                                                                  32,759,126
                                                                ------------
ELECTRICAL EQUIPMENT--1.1%
  Emerson Electric Co. ...........................   104,000       5,938,400
  General Electric Co. ...........................   102,700       4,116,216
                                                                ------------
                                                                  10,054,616
                                                                ------------
ELECTRONICS (DEFENSE)--1.1%
  Raytheon Co. ...................................   314,000      10,195,580
                                                                ------------
ELECTRONICS (SEMICONDUCTORS)--10.0%
  Analog Devices, Inc. (b) .......................   279,000      12,384,810
  Applied Micro Circuits Corp. (b) ...............   136,620       1,546,538
  Intersil Corp. (b) .............................   138,700       4,473,075
  Maxim Integrated Products, Inc. (b) ............   349,000      18,325,990
  Micron Technology, Inc. (b) ....................   140,000       4,340,000
  Texas Instruments, Inc. ........................ 1,044,250      29,239,000
  Xilinx, Inc. (b) ...............................   601,850      23,502,243
                                                                ------------
                                                                  93,811,656
                                                                ------------

                                                     SHARES         VALUE
                                                   ---------    ------------

ENTERTAINMENT--1.8%
  AOL Time Warner, Inc. (b) ......................   208,350    $  6,688,035
  Viacom, Inc. Class B (b) .......................   239,729      10,584,035
                                                                ------------
                                                                  17,272,070
                                                                ------------
EQUIPMENT (SEMICONDUCTORS)--3.5%
  Applied Materials, Inc. (b) ....................   138,000       5,533,800
  KLA-Tencor Corp. (b) ...........................   244,200      12,102,552
  Novellus Systems, Inc. (b) .....................    88,200       3,479,490
  Teradyne, Inc. (b) .............................   385,800      11,628,012
                                                                ------------
                                                                  32,743,854
                                                                ------------
FINANCIAL (DIVERSIFIED)--6.9%
  American Express Co. ...........................   209,400       7,473,486
  Citigroup, Inc. ................................   451,166      22,774,860
  Freddie Mac ....................................   344,000      22,497,600
  Morgan Stanley Dean Witter & Co. ...............   205,500      11,495,670
                                                                ------------
                                                                  64,241,616
                                                                ------------
HEALTH CARE (DIVERSIFIED)--4.7%
  Bristol-Myers Squibb Co. .......................   346,000      17,646,000
  Johnson & Johnson ..............................   454,520      26,862,132
                                                                ------------
                                                                  44,508,132
                                                                ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--8.3%
  Genentech, Inc. (b) ............................   137,860       7,478,905
  Merck & Co., Inc. ..............................   278,350      16,366,980
  Pfizer, Inc. ................................... 1,038,975      41,403,154
  Pharmacia Corp. ................................   301,439      12,856,373
                                                                ------------
                                                                  78,105,412
                                                                ------------
HEALTH CARE (GENERIC AND OTHER)--1.2%
  King Pharmaceuticals, Inc. (b) .................   277,000      11,670,010
                                                                ------------
HEALTH CARE (MANAGED CARE)--2.8%
  UnitedHealth Group, Inc. .......................   135,000       9,553,950
  WellPoint Health Networks, Inc. (b) ............   140,000      16,359,000
                                                                ------------
                                                                  25,912,950
                                                                ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
  Baxter International, Inc. .....................   138,000       7,400,940
  Medtronic, Inc. (b) ............................   278,950      14,285,029
                                                                ------------
                                                                  21,685,969
                                                                ------------
INSURANCE (MULTI-LINE)--1.2%
  American International Group, Inc. .............   137,000      10,877,800
                                                                ------------
INVESTMENT BANKING/BROKERAGE--2.0%
  Merrill Lynch & Co., Inc. ......................   273,500      14,254,820
  Waddell & Reed Financial, Inc. Class A .........   138,000       4,443,600
                                                                ------------
                                                                  18,698,420
                                                                ------------
INVESTMENT MANAGEMENT--0.4%
Stilwell Financial, Inc. .........................   139,000       3,783,580
                                                                ------------
MANUFACTURING (DIVERSIFIED)--4.5%
  Tyco International Ltd. ........................   627,300      36,947,970
  United Technologies Corp. ......................    84,200       5,441,846
                                                                ------------
                                                                  42,389,816
                                                                ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.2%
  Anadarko Petroleum Corp. .......................   139,000       7,902,150
  EOG Resources, Inc. ............................    85,000       3,324,350
                                                                ------------
                                                                  11,226,500
                                                                ------------

                       See Notes to Financial Statements

                  PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                                     SHARES         VALUE
                                                   ---------    ------------
RETAIL (BUILDING SUPPLIES)--3.6%
  Home Depot, Inc. (The) .........................   376,450    $ 19,202,715
  Lowe's Cos., Inc. ..............................   312,000      14,479,920
                                                                ------------
                                                                  33,682,635
                                                                ------------
RETAIL (DEPARTMENT STORES)--1.0%
  Kohl's Corp. (b) ...............................   136,400       9,608,016
                                                                ------------
RETAIL (DRUG STORES)--0.5%
  Walgreen Co. ...................................   139,000       4,678,740
                                                                ------------
RETAIL (GENERAL MERCHANDISE)--3.0%
  Wal-Mart Stores, Inc. ..........................   486,700      28,009,585
                                                                ------------
SERVICES (COMPUTER SYSTEMS)--0.7%
  SunGard Data Systems, Inc. (b) .................   241,000       6,972,130
                                                                ------------
SERVICES (DATA PROCESSING)--0.5%
  First Data Corp. ...............................    56,000       4,393,200
                                                                ------------
TELEPHONE--1.2%
  SBC Communications, Inc. .......................   291,000      11,398,470
                                                                ------------
TOTAL COMMON STOCKS
  (Identified cost $705,455,018) ...........................     831,942,982
                                                                ------------
FOREIGN COMMON STOCKS--6.1%
COMMUNICATIONS EQUIPMENT--0.7%
  Nokia Oyj ADR (Finland) ........................   274,000       6,721,220
                                                                ------------
COMPUTERS (SOFTWARE & SERVICES)--0.8%
  Check Point Software Technologies Ltd.
    (Israel)(b) ..................................   175,000       6,980,750
                                                                ------------
ELECTRICAL EQUIPMENT--0.7%
  Flextronics International Ltd. (Singapore) (b) .   274,100       6,575,659
                                                                ------------
ELECTRONICS (SEMICONDUCTORS)--1.9%
  Celestica, Inc. (Canada) (b) ...................   139,000       5,614,210
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    (Taiwan) (b) .................................   416,800       7,156,456
  United Microelectronics Corp. (Taiwan) (b) .....   556,900       5,346,240
                                                                ------------
                                                                  18,116,906
                                                                ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
  Teva Pharmaceutical Industries Ltd. ADR (Israel)   139,000       8,566,570
                                                                ------------
SERVICES (COMMERCIAL & CONSUMER)--1.1%
  Accenture Ltd. Class A (Bermuda) (b) ...........   380,000      10,229,600
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $53,593,933) ............................      57,190,705
                                                                ------------
TOTAL LONG-TERM INVESTMENTS--94.8%
  (Identified cost $759,048,951) ...........................     889,133,687
                                                                ------------

                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (UNAUDITED) (000)         VALUE
                                          ----------- -----     ------------
SHORT-TERM OBLIGATIONS--4.8%
CERTIFICATE OF DEPOSIT--0.2%
  Canadian Imperial Bank of Commerce
    4.23%, 5/22/02 ..........................  AA-    $1,500    $  1,513,172
                                                                ------------
COMMERCIAL PAPER--3.2%
  Verizon Network Funding Corp. 2%, 1/2/02 ..  A-1+    4,425       4,424,754
  Goldman Sachs Group L.P. 1.75%, 1/3/02 ....  A-1+    5,035       5,034,511
  Lexington Parker Capital Co. LLC 2%,
    1/8/02 ..................................  A-1     3,710       3,708,557
  Preferred Receivables Funding Corp.
    2.03%, 1/9/02 ...........................  A-1    2,104        2,103,051
  Park Avenue Receivables Corp. 2.05%,
    1/15/02 .................................  A-1     4,534       4,530,386
  Receivables Capital Corp. 2.05%, 1/25/02 ..  A-1+    2,500       2,496,583
  Heinz (H.J.) Finance Co. 1.97%, 1/28/02 ...  A-1     5,000       4,992,500
  Corporate Asset Funding Co. 2%, 2/4/02 ....  A-1+    3,000       2,994,758
                                                                  30,285,100
                                                                ------------
FEDERAL AGENCY SECURITIES--1.1%
  Freddie Mac Discount Note 1.80%, 1/9/02 ...  AAA     1,855       1,854,258
  Freddie Mac Discount Note 1.72%, 1/29/02 ..  AAA     5,721       5,713,347
  Federal Home Loan Bank Discount Note
    6.25%, 11/15/02 .........................  AAA     2,500       2,586,755
                                                                ------------
                                                                  10,154,360
                                                                ------------
MEDIUM TERM NOTES--0.3%
  Bank of America Corp. 2%, 3/19/02 (c) .....  A+      2,500       2,500,602
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $44,424,387) ............................      44,453,234
                                                                ------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $803,473,338) ...........................     933,586,921(a)
Other assets and liabilities, net--0.4% ....................       3,981,916
                                                                ------------
NET ASSETS--100.0% .........................................    $937,568,837
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $196,065,228 and gross depreciation of $66,181,731 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $803,703,424.

(b) Non-income producing.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value
  (Identified cost $803,473,338) ....................................      $  933,586,921
Receivables
  Investment securities sold ........................................           4,760,600
  Fund shares sold ..................................................             534,814
  Dividends and interest ............................................             397,743
Prepaid expenses ....................................................              10,611
                                                                           --------------
    Total assets ....................................................         939,290,689
                                                                           --------------
LIABILITIES
Cash overdraft ......................................................              12,122
Payables
  Fund shares repurchased ...........................................             829,670
  Investment advisory fee ...........................................             515,909
  Printing fee ......................................................             243,423
  Financial agent fee ...............................................              33,725
  Trustees' fee .....................................................               3,262
Accrued expenses ....................................................              83,741
                                                                           --------------
    Total liabilities ...............................................           1,721,852
                                                                           --------------
NET ASSETS ..........................................................      $  937,568,837
                                                                           ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..................      $1,089,224,580
  Accumulated net realized loss .....................................        (281,769,326)
  Net unrealized appreciation .......................................         130,113,583
                                                                           --------------
NET ASSETS ..........................................................      $  937,568,837
                                                                           ==============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .............................          65,062,185
                                                                           ==============
Net asset value and offering price per share ........................              $14.41
                                                                                   ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .........................................................       $   6,023,637
  Interest ..........................................................           2,603,021
  Foreign taxes withheld ............................................            (113,376)
                                                                            -------------
    Total investment income .........................................           8,513,282
                                                                            -------------
EXPENSES
  Investment advisory fee ...........................................           7,387,818
  Financial agent fee ...............................................             435,899
  Printing ..........................................................             291,761
  Custodian .........................................................             194,890
  Professional ......................................................              26,729
  Trustees ..........................................................               8,437
  Miscellaneous .....................................................              37,206
                                                                            -------------
    Total expenses ..................................................           8,382,740
    Custodian fees paid indirectly ..................................              (1,330)
                                                                            -------------
    Net expenses ....................................................           8,381,410
                                                                            -------------
NET INVESTMENT INCOME ...............................................             131,872
                                                                            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...................................        (231,402,697)
  Net change in unrealized appreciation (depreciation) on investments        (332,528,295)
                                                                            -------------
NET LOSS ON INVESTMENTS .............................................        (563,930,992)
                                                                            -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................       $(563,799,120)
                                                                            -------------

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                              YEAR ENDED           YEAR ENDED
                                                                               12/31/01             12/31/00
                                                                           --------------        --------------
FROM OPERATIONS
  Net investment income (loss) ......................................      $      131,872        $      703,978
  Net realized gain (loss) ..........................................        (231,402,697)           (9,398,655)
  Net change in unrealized appreciation (depreciation) ..............        (332,528,295)         (358,538,671)
                                                                           --------------        --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......        (563,799,120)         (367,233,348)
                                                                           --------------        --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .............................................            (716,525)             (150,501)
  Net realized short-term gains .....................................                  --           (31,076,845)
  Net realized long-term gains ......................................         (24,334,683)          (56,728,679)
                                                                           --------------        --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS ..........         (25,051,208)          (87,956,025)
                                                                           --------------        --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (7,384,942 and 7,850,882 shares,
    respectively) ...................................................         123,103,730           216,280,791
  Net asset value of shares issued from reinvestment of distributions
    (1,481,978 and 3,317,027 shares, respectively) ..................          25,051,208            87,956,025
  Cost of shares repurchased (18,495,629 and
    15,890,334 shares, respectively) ................................        (301,771,867)         (438,101,258)
                                                                           --------------        --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .......        (153,616,929)         (133,864,442)
                                                                           --------------        --------------
  NET INCREASE (DECREASE) IN NET ASSETS .............................        (742,467,257)         (589,053,815)
NET ASSETS
  Beginning of period ...............................................       1,680,036,094         2,269,089,909
                                                                           --------------        --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS) OF $0 AND $553,477, RESPECTIVELY) ........................      $  937,568,837        $1,680,036,094
                                                                           ==============        ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------------------
                                               2001(2)              2000             1999               1998              1997
                                               ------              ------           ------             ------             ------
Net asset value, beginning of period ....      $22.49              $28.57           $23.93             $19.16             $18.89
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........          --(1)              --(1)           0.03               0.03               0.13
  Net realized and unrealized gain (loss)       (7.72)              (4.91)            6.97               5.65               3.70
                                               ------              ------           ------             ------             ------
    Total from investment operations ....       (7.72)              (4.91)            7.00               5.68               3.83
                                               ------              ------           ------             ------             ------
ESS DISTRIBUTIONS
  Dividends from net investment income ..       (0.01)                 --(1)         (0.06)             (0.03)             (0.13)
  Dividends from net realized gains .....       (0.35)              (1.17)           (2.31)             (0.88)             (3.43)
                                               ------              ------           ------             ------             ------
    TOTAL DISTRIBUTIONS .................       (0.36)              (1.17)           (2.37)             (0.91)             (3.56)
                                               ------              ------           ------             ------             ------
  Capital contribution from Adviser .....          --                  --             0.01                 --                 --
                                               ------              ------           ------             ------             ------
CHANGE IN NET ASSET VALUE                       (8.08)              (6.08)            4.64               4.77               0.27
                                               ------              ------           ------             ------             ------
NET ASSET VALUE, END OF PERIOD ..........      $14.41              $22.49           $28.57             $23.93             $19.16
                                               ======              ======           ======             ======             ======
Total return ............................      (34.57)%            (17.77)%          29.67%             30.01%             21.07%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .    $937,569          $1,680,036       $2,269,090         $1,876,296         $1,505,568
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ....................        0.72%(3)            0.68%            0.68%              0.69%              0.74%
  Net investment income .................        0.01%               0.03%            0.11%              0.15%              0.64%
Portfolio  turnover  rate ...............          58%                 82%             106%               102%               284%

(1) Amount is less than $0.01.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                       PHOENIX-ENGEMANN NIFTY FIFTY SERIES

INVESTOR PROFILE
     The Fund seeks long-term growth of capital.

INVESTMENT ADVISER'S REPORT
     Unquestionably, 2001 was one of the most challenging years for equity investors in at least a generation. While the broader S&P 500 Index(2) posted its second consecutive decline of 11.87%, growth stock investors fared even worse, as represented by the Russell 1000 Growth Index(1), which was down more than 20%.(1) The economy officially entered into a recession during the spring, and by summer corporate profits swooned. S&P 500 operating profits were down an unprecedented 32-34% for both the second and third quarters. Today, many growth stocks are economically sensitive, especially technology, media and retail companies.

     Our portfolio's emphasis on these sectors hurt our performance for the first nine months of 2001 but helped dramatically in the fourth quarter. We continue to believe that these areas represent great opportunities for long-term growth. For the 12 months ended December 31, 2001, the portfolio returned -35.30%. Because the market descent in 2001 was very broad, nearly all industry groups experienced declines. Information technology, the largest group in the portfolio, experienced the greatest loss, and was the source of our poorest relative showing. However, this group also represented our best performing sector in the market's rally during the fourth quarter. On the flip side, positive performance in 2001 was turned in by many of our retail holdings.

OUTLOOK
     Looking ahead, we believe we will see an economic recovery in the second half of 2002. It is our feeling that there is already a lot of fuel in place to ignite a solid rebound. In 2001, we had 11 interest rate cuts by the Federal Reserve, which brought real rates (after inflation) to zero or less. Lower interest rates have already resulted in a major mortgage-refinancing boom that has put an estimated $85 billion into consumers' pockets. And, lastly, both before and after September 11th, the Federal government has taken several steps to stimulate the economy.

     The portfolio today is well represented in those areas that are poised to see the sharpest recovery. We have an overweighted position in technology, specifically semiconductors. Semiconductors can now be found in many diverse segments of the economy, and the sector should be a leading beneficiary of a rebound, in our view. We also have significant positions in media companies. We expect a recovery in overall advertising spending later this year, and our portfolio holds many of what we believe are the leading media properties that should be among the first to see increased spending by advertisers.

                       PHOENIX-ENGEMANN NIFTY FIFTY SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                        Russell 1000
             Nifty Fifty Series     Growth Stock Index(1)    S&P 500 Index(2)
3/2/98           $10,000.00              $10,000.00            $10,000.00
12/31/98          12,625.90               12,595.50             11,895.30
12/31/99          16,685.20               16,772.00             14,409.40
12/29/00          13,663.70               13,011.10             13,085.60
12/31/01           8,839.98               10,353.80             11,531.70

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                    FROM
                                                                  INCEPTION
                                                                  3/2/98 TO
                                                     1 YEAR        12/31/01
----------------------------------------------------------------------------
Nifty Fifty Series                                  (35.30)%      (3.16)%
----------------------------------------------------------------------------
Russell 1000 Growth Stock Index(1)                  (20.42)%       0.91%
----------------------------------------------------------------------------
S&P 500 Index(2)                                    (11.87)%       3.79%
----------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 3/2/98
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Russell 1000 Growth Stock Index is an unmanaged measure of large-cap growth-oriented stock total return performance.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                       PHOENIX-ENGEMANN NIFTY FIFTY SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                        SHARES      VALUE
                                                      ---------  -----------
COMMON STOCKS--87.9%
BROADCASTING (TELEVISION, RADIO & CABLE)--2.1%
  Univision Communications, Inc. Class A (b) .........   23,450  $   948,787
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.5%
  CIENA Corp. (b) ....................................   15,200      217,512
                                                                 -----------
COMPUTERS (HARDWARE)--2.5%
  Brocade Communications Systems, Inc. (b) ...........   10,700      354,384
  Sun Microsystems, Inc. (b) .........................   64,400      792,120
                                                                 -----------
                                                                   1,146,504
                                                                 -----------
COMPUTERS (NETWORKING)--4.4%
  Cisco Systems, Inc. (b) ............................  106,670    1,931,794
  McDATA Corp. Class A (b) ...........................    3,464       84,868
                                                                 -----------
                                                                   2,016,662
                                                                 -----------
COMPUTERS (PERIPHERALS)--2.0%
  EMC Corp. (b) ......................................   68,380      919,027
                                                                 -----------
COMPUTERS (SOFTWARE & SERVICES)--8.9%
  BEA Systems, Inc. (b) ..............................   40,980      631,092
  i2 Technologies, Inc. (b) ..........................   34,900      275,710
  Oracle Corp. (b) ...................................   90,870    1,254,915
  Siebel Systems, Inc. (b) ...........................   10,350      289,593
  VeriSign, Inc. (b) .................................   16,700      635,268
  VERITAS Software Corp. (b) .........................   22,970    1,029,745
                                                                 -----------
  ....................................................             4,116,323
                                                                 -----------
ELECTRICAL EQUIPMENT--2.2%
  General Electric Co. ...............................   25,600    1,026,048
                                                                 -----------
ELECTRONICS (SEMICONDUCTORS)--9.5%
  Analog Devices, Inc. (b) ...........................   15,600      692,484
  Intel Corp. ........................................       30          943
  Maxim Integrated Products, Inc. (b) ................   17,070      896,346
  Texas Instruments, Inc. ............................   56,370    1,578,360
  Xilinx, Inc. (b) ...................................   31,370    1,224,999
                                                                 -----------
                                                                   4,393,132
                                                                 -----------
ENTERTAINMENT--7.2%
  AOL Time Warner, Inc. (b) ..........................   47,440    1,522,824
  Viacom, Inc. Class B (b) ...........................   40,750    1,799,112
                                                                 -----------
                                                                   3,321,936
                                                                 -----------
EQUIPMENT (SEMICONDUCTORS)--1.9%
  Applied Materials, Inc. (b) ........................   21,600      866,160
                                                                 -----------
FINANCIAL (DIVERSIFIED)--10.2%
  American Express Co. ...............................   44,710    1,595,700
  Citigroup, Inc. ....................................   42,766    2,158,828
  Freddie Mac ........................................   14,500      948,300
                                                                 -----------
                                                                   4,702,828
                                                                 -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--11.9%
  Genentech, Inc. (b) ................................   12,030      652,627
  Lilly (Eli) & Co. ..................................    5,500      431,970
  Merck & Co., Inc. ..................................   19,590    1,151,892
  Pfizer, Inc. .......................................   56,832    2,264,755
  Pharmacia Corp. ....................................   23,130      986,495
                                                                 -----------
                                                                   5,487,739
                                                                 -----------

                                                        SHARES      VALUE
                                                      ---------  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.6%
  Medtronic, Inc. (b) ................................   49,970  $ 2,558,964
INVESTMENT MANAGEMENT--1.2%
  Stilwell Financial, Inc. ...........................   20,620      561,276
                                                                 -----------
MANUFACTURING (DIVERSIFIED)--4.8%
  Tyco International Ltd. ............................   37,454    2,206,041
                                                                 -----------
OIL & GAS (EXPLORATION & PRODUCTION)--3.4%
  Anadarko Petroleum Corp. ...........................   14,100      801,585
  Burlington Resources, Inc. .........................   20,000      750,800
                                                                 -----------
                                                                   1,552,385
                                                                 -----------
RETAIL (BUILDING SUPPLIES)--3.4%
  Home Depot, Inc. (The) .............................   20,910    1,066,619
  Lowe's Cos., Inc. ..................................   10,800      501,228
                                                                 -----------
                                                                   1,567,847
                                                                 -----------
RETAIL (DRUG STORES)--1.1%
  Walgreen Co. .......................................   14,700      494,802
                                                                 -----------
RETAIL (GENERAL MERCHANDISE)--5.1%
  Costco Wholesale Corp. (b) .........................   27,900    1,238,202
  Wal-Mart Stores, Inc. ..............................   19,550    1,125,102
                                                                 -----------
                                                                   2,363,304
                                                                 -----------
TOTAL COMMON STOCKS
  (Identified cost $48,435,683) ...............................   40,467,277
                                                                 -----------
FOREIGN COMMON STOCKS--3.8%
COMMUNICATIONS EQUIPMENT--1.8%
  Nokia Oyj ADR (Finland) ............................   33,700      826,661
                                                                 -----------
COMPUTERS (SOFTWARE & SERVICES)--0.9%
Check Point Software Technologies Ltd. (Israel) (b) ..   10,900      434,801
                                                                 -----------
ELECTRICAL EQUIPMENT--1.1%
  Flextronics International Ltd. (Singapore) (b) .....   21,150      507,389
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,182,022) ................................    1,768,851
                                                                 -----------
TOTAL LONG-TERM INVESTMENTS--91.7%
  (Identified cost $50,617,705) ...............................   42,236,128
                                                                 -----------

                                             STANDARD
                                             & POOR'S     PAR
                                              RATING     VALUE
                                            (UNAUDITED)  (000)
                                            -----------  -----
SHORT-TERM OBLIGATIONS--7.9%
COMMERCIAL PAPER--7.9%
  Govco, Inc. 1.75%, 1/2/02 ...............     A-1+     $  725      724,965
  Verizon Network Funding Corp. 2%, 1/2/02      A-1+      1,060    1,059,941
  Goldman Sachs Group, Inc. 1.75%, 1/4/02 .     A-1+      1,850    1,849,730
                                                                 -----------
                                                                   3,634,636
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,634,636) ................................    3,634,636
                                                                 -----------
TOTAL INVESTMENTS--99.6%
  (Identified cost $54,252,341) ...............................   45,870,764(a)
  Other assets and liabilities, net--0.4% .....................      191,903
                                                                 -----------
NET ASSETS--100.0% ............................................  $46,062,667
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,904,241 and gross depreciation of $12,441,205 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $54,407,728.

(b) Non-income producing.

                      See Notes to Financial Statements

                       PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


ASSETS
Investment securities at value (Identified cost $54,252,341) ...................      $ 45,870,764
Cash ...........................................................................             3,230
Receivables
  Investment securities sold ...................................................           245,432
  Fund shares sold .............................................................            58,259
  Dividends ....................................................................            16,051
Prepaid expenses ...............................................................               486
                                                                                      ------------
    Total assets ...............................................................        46,194,222
                                                                                      ------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................            21,763
  Printing fee .................................................................            41,858
  Investment advisory fee ......................................................            31,098
  Professional fee .............................................................            24,536
  Financial agent fee ..........................................................             6,043
  Trustees' fee ................................................................             3,262
Accrued expenses ...............................................................             2,995
                                                                                      ------------
    Total liabilities ..........................................................           131,555
                                                                                      ------------
NET ASSETS .....................................................................      $ 46,062,667
                                                                                      ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................      $ 74,168,166
  Accumulated net realized loss ................................................       (19,723,922)
  Net unrealized depreciation ..................................................        (8,381,577)
                                                                                      ------------
NET ASSETS .....................................................................      $ 46,062,667
                                                                                      ============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization ........................................         5,212,657
                                                                                      ============
Net asset value and offering price per share ...................................             $8.84
                                                                                             =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ....................................................................      $    194,573
  Interest .....................................................................           134,278
  Foreign taxes withheld .......................................................               (88)
                                                                                      ------------
    Total investment income ....................................................           328,763
                                                                                      ------------
EXPENSES
  Investment advisory fee ......................................................           485,605
  Financial agent fee ..........................................................            79,832
  Printing .....................................................................            45,827
  Professional .................................................................            26,809
  Custodian ....................................................................            14,640
  Trustees .....................................................................             8,437
  Miscellaneous ................................................................             8,086
                                                                                      ------------
    Total expenses .............................................................           669,236
    Less expenses borne by investment adviser ..................................          (102,442)
    Custodian fees paid indirectly .............................................              (266)
                                                                                      ------------
    Net expenses ...............................................................           566,528
                                                                                      ------------
NET INVESTMENT LOSS ............................................................          (237,765)
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..............................................       (13,506,682)
  Net change in unrealized appreciation (depreciation) on investments ..........       (12,898,912)
                                                                                      ------------
NET LOSS ON INVESTMENTS ........................................................       (26,405,594)
                                                                                      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................      $(26,643,359)
                                                                                      ============

                        See Notes to Financial Statements

                       PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          YEAR ENDED         YEAR ENDED
                                                                                           12/31/01          12/31/00
                                                                                         ------------       ------------
FROM OPERATIONS
  Net investment income (loss) ....................................................      $   (237,765)      $   (275,936)
  Net realized gain (loss) ........................................................       (13,506,682)        (5,141,828)
  Net change in unrealized appreciation (depreciation) ............................       (12,898,912)       (10,800,484)
                                                                                         ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................       (26,643,359)       (16,218,248)
                                                                                         ------------       ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,358,894 and 2,731,022 shares, respectively) ....        13,961,373         45,240,716
  Cost of shares repurchased (1,548,946 and 1,256,726 shares, respectively) .......       (15,047,193)       (20,750,923)
                                                                                         ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .......................        (1,085,820)        24,489,793
                                                                                         ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...........................................       (27,729,179)         8,271,545
NET ASSETS
Beginning of period ...............................................................        73,791,846         65,520,301
                                                                                         ------------       ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $0,
    RESPECTIVELY) .................................................................      $ 46,062,667       $ 73,791,846
                                                                                         ============       ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                          YEAR ENDED                              FROM
                                                                         DECEMBER 31,                           INCEPTION
                                                      -----------------------------------------------           3/2/98 TO
                                                       2001                 2000                1999            12/31/98
                                                      ------               ------              ------           --------
Net asset value, beginning of period ....             $13.66               $16.68              $12.62            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........              (0.04)(4)            (0.06)(4)              --              0.01(4)
  Net realized and unrealized gain (loss)              (4.78)               (2.96)               4.06              2.62
                                                      ------               ------              ------            ------
    TOTAL FROM INVESTMENT OPERATIONS ....              (4.82)               (3.02)               4.06              2.63
                                                      ------               ------              ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..                 --                   --                  --             (0.01)
                                                      ------               ------              ------            ------
    TOTAL DISTRIBUTIONS .................                 --                   --                  --             (0.01)
                                                      ------               ------              ------            ------
CHANGE IN NET ASSET VALUE ...............              (4.82)               (3.02)               4.06              2.62
                                                      ------               ------              ------            ------
NET ASSET VALUE, END OF PERIOD ..........             $ 8.84               $13.66              $16.68            $12.62
                                                      ======               ======              ======            ======
Total return ............................             (35.30)%             (18.11)%             32.15%            26.26%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...            $46,063              $73,792             $65,520           $13,153
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .................               1.05%(5)             1.05%               1.05%             1.05%(1)
  Net investment income (loss) ..........              (0.44)%              (0.34)%             (0.12)%            0.07%(1)
Portfolio turnover rate .................                 57%                  86%                 40%               90%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.24%, 1.19%, 1.43% and 2.58% for the periods ended December 31, 2001, 2000, 1999 and 1998, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term growth of capital. Investors should note that the Fund may invest in small-company stocks, which involves added risks, such as greater price volatility, less liquidity and increased competitive threat.

INVESTMENT ADVISER'S REPORT
     We entered 2001 with the expectation that U.S. economic growth would slow somewhat, but remained positive that the Federal Reserve could successfully navigate a soft landing. What actually occurred, as we now know, was a full-fledged recession in which corporate profits plummeted. Earnings estimates for most companies were much too high to start the year and were lowered throughout the year. Stock prices followed declining earnings. By the end of 2001, most of the major stock indices were down, including the Russell 2000 Growth Stock Index(1), which is an index of small-capitalization growth companies.

     Phoenix-Engemann Small & Mid-Cap Growth Series unfortunately participated in the market decline. The Fund was down 26.72% for the full year. This compares to the Russell 2000 Growth Stock Index, which declined 9.23%. Given our mild economic outlook at the beginning of the year, we held more economically sensitive stocks then we otherwise would have, which hurt the yearly performance.

     Many of the technology names that helped us over the previous few years gave back much of their gains in 2001. BEA Systems and Applied Micro Circuits were two of the larger technology companies in the portfolio that hurt our performance for this year. Although we are very excited about the long-term prospects of these two companies, the poor economic environment was paramount in the stock price performance.

     In addition, several of our biotech holdings experienced product approval delays as the FDA implemented stricter standards for approval, including Aviron whose lead product Flumist is an intranasal flu vaccine, and Inhale Therapeutics, which is in the final phase of clinical testing for an inhaled form of insulin. We continue to believe that these products will ultimately be approved and reach the market. The uncertainty surrounding the delays, however, had a negative impact on the share prices of these companies.

     Although corporate buyers scaled back their capital spending in 2001, the American consumer remained active. As such, several of our retail holdings performed well, including Whole Food Markets and Cheesecake Factory.

OUTLOOK
     Looking ahead, we believe we will see an economic recovery in the second half of 2002. It is our feeling that there is already a lot of fuel in place to ignite a solid rebound. While 2001 had an almost unprecedented number of problems, it also had an almost unprecedented number of stimuli to enhance the economy. We had 11 interest rate cuts from the Federal Reserve that brought real rates--after inflation--to zero or less. The Fed pumped extra money into the economy even faster than it did in late 1999 during the Y2K financial liquidity scare. We also had tax rebates last year and tax cuts that will take effect this year that could bolster consumer spending. We had a record number of home refinancings, which put as much as $85 billion into the pockets of consumers, according to some estimates. And finally, we enjoyed far lower energy costs.

     The stock market typically anticipates economic events by nine to 12 months. It did so in 2000, anticipating early in the year the downturn that took place in the fourth quarter and especially in 2001. We believe we are seeing the other side of that equation today. We expect that the market has begun to discount a recovery and therefore will continue its upward trend for several months. The road may be quite bumpy near term as investors balance current weakness with a rosier long-term outlook.

     We believe we've seen the worst of the declines and that it won't be long before the market begins to focus on the future again instead of the current recession. The one thing we know for sure about recessions is that they always end.

     Phoenix Engemann Small & Mid-Cap Growth Series is positioned for an economic recovery. Many of the companies in the portfolio currently have cyclically depressed earnings, which would reverse and grow in a recovery. As such, we expect the portfolio to perform well in such an environment.

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Small & Mid-Cap          Russell 2000
                Growth Series        Growth Stock Index(1)      S&P 500 Index(2)
8/15/00          $10,000.00              $10,000.00               $10,000.00
12/29/00           8,482.21                8,299.45                 8,930.35
12/31/01           6,216.06                7,533.56                 7,869.88

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                      FROM
                                                                    INCEPTION
                                                                   8/15/00 TO
                                                        1 YEAR      12/31/01
------------------------------------------------------------------------------
Small & Mid-Cap Growth Series                          (26.72)%      (29.18)%
------------------------------------------------------------------------------
Russell 2000 Growth Stock Index(1)                      (9.23)%      (18.58)%
------------------------------------------------------------------------------
S&P 500 Index(2)                                       (11.87)%      (15.96)%
------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of $10,000  made on 8/15/00
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

1 The Russell 2000 Growth Stock Index is unmanaged and measures small-cap growth-oriented stock total-return performance.

2 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The indices are not available for direct investment.

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                        SHARES      VALUE
                                                      ---------  -----------
COMMON STOCKS--91.9%
AEROSPACE/DEFENSE--0.9%
  Alliant Techsystems, Inc. (b) ......................      900  $    69,480
  United Defense Industries, Inc. (b) ................    2,510       52,836
                                                                 -----------
                                                                     122,316
                                                                 -----------
AIR FREIGHT--1.0%
  Expeditors International of Washington, Inc. .......    2,285      130,131
                                                                 -----------
BANKS (REGIONAL)--0.7%
  Investors Financial Services Corp. .................    1,375       91,039
                                                                 -----------
BIOTECHNOLOGY--7.7%
  Aviron (b) .........................................    5,965      296,639
  COR Therapeutics, Inc. (b) .........................    2,120       50,732
  CV Therapeutics, Inc. (b) ..........................      400       20,808
  Enzon, Inc. (b) ....................................        5          281
  IDEC Pharmaceuticals Corp. (b) .....................    6,185      426,332
  InterMune, Inc. (b) ................................      550       27,093
  Myriad Genetics, Inc. (b) ..........................    1,145       60,273
  NPS Pharmaceuticals, Inc. (b) ......................    3,445      131,944
  Vertex Pharmaceuticals, Inc. (b) ...................      885       21,762
                                                                 -----------
                                                                   1,035,864
                                                                 -----------
BUILDING MATERIALS--1.0%
  Dal-Tile International, Inc. (b) ...................    5,940      138,105
                                                                 -----------
COMPUTERS (NETWORKING)--0.4%
  McDATA Corp. Class B (b) ...........................    2,140       53,735
                                                                 -----------
COMPUTERS (PERIPHERALS)--3.9%
  Finisar Corp. (b) ..................................    4,600       46,782
  NY-FIX, Inc. (b) ...................................   22,970      459,859
  Procom Technology, Inc. (b) ........................    5,200       16,640
                                                                 -----------
                                                                     523,281
                                                                 -----------
COMPUTERS (SOFTWARE & SERVICES)--7.6%
  BEA Systems, Inc. (b) ..............................   14,060      216,524
  i2 Technologies, Inc. (b) ..........................   17,100      135,090
  Interwoven, Inc. (b) ...............................   11,690      113,860
  Nassda Corp. (b) ...................................    1,420       31,936
  NetIQ Corp. (b) ....................................    4,910      173,127
  OPNET Technologies, Inc. (b) .......................    6,180       89,054
  Peregrine Systems, Inc. (b) ........................   17,560      260,415
                                                                 -----------
                                                                   1,020,006
                                                                 -----------
ELECTRIC COMPANIES--1.2%
  Aquila, Inc. (b) ...................................    2,700       46,170
  NewPower Holdings, Inc. (b) ........................   15,675       11,599
  UtiliCorp United, Inc. .............................    4,275      107,602
                                                                 -----------
                                                                     165,371

ELECTRICAL EQUIPMENT--0.9%
  Black Box Corp. (b) ................................      700       37,016
  Pemstar, Inc. (b) ..................................    3,355       40,260
  Plexus Corp. (b) ...................................    1,600       42,496
                                                                 -----------
                                                                     119,772
                                                                 -----------
ELECTRONICS (SEMICONDUCTORS)--6.5%
  Applied Micro Circuits Corp. (b) ...................   15,680      177,497
  Elantec Semiconductor, Inc. (b) ....................    2,545       97,728
  Integrated Circuit Systems, Inc. (b) ...............    3,900       88,101
  Micrel, Inc. (b) ...................................    9,455      248,005
  MIPS Technologies, Inc. Class A (b) ................    6,115       52,834
  QuickLogic Corp. (b) ...............................    9,650       48,250

                                                        SHARES      VALUE
                                                      ---------  -----------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
  Silicon Storage Technology, Inc. (b) ...............    7,140  $    68,830
  TriQuint Semiconductor, Inc. (b) ...................    7,100       87,046
                                                                 -----------
                                                                     868,291
                                                                 -----------
ENGINEERING & CONSTRUCTION--0.3%
  SBA Communications Corp. (b) .......................    3,410       44,398
                                                                 -----------
EQUIPMENT (SEMICONDUCTORS)--5.0%
  Axcelis Technologies, Inc. (b) .....................   11,400      146,946
  Cymer, Inc. (b) ....................................    7,080      189,248
  Photronics, Inc. (b) ...............................    2,000       62,700
  Rudolph Technologies, Inc. (b) .....................    7,925      271,986
                                                                 -----------
                                                                     670,880
                                                                 -----------
FINANCIAL (DIVERSIFIED)--2.9%
  Federal Agricultural Mortgage Corp. Class C (b) ....    9,735      394,268
                                                                 -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.3%
  ImmunoGen, Inc. (b) ................................    5,100       84,558
  Inhale Therapeutic Systems, Inc. (b) ...............   12,670      235,028
  Ista Pharmaceuticals, Inc. (b) .....................    2,085       14,011
  Medicines Co. (The) (b) ............................    7,410       85,882
  PRAECIS Pharmaceuticals, Inc. (b) ..................    7,110       41,380
  Tanox, Inc. (b) ....................................    6,200      114,716
                                                                 -----------
                                                                     575,575
                                                                 -----------
HEALTH CARE (GENERIC AND OTHER)--0.1%
  American Pharmaceutical Partners, Inc. (b) .........      750       15,600
                                                                 -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.0%
  AeroGen, Inc. (b) ..................................    4,520       15,820
  Affymetrix, Inc. (b) ...............................    4,130      155,907
  ArthroCare Corp. (b) ...............................    2,115       37,922
  Edwards Lifesciences Corp. (b) .....................    1,400       38,682
  STAAR Surgical Co. (b) .............................    5,850       22,523
                                                                 -----------
                                                                     270,854
                                                                 -----------
HEALTH CARE (SPECIALIZED SERVICES)--3.3%
  Apria Healthcare Group, Inc. (b) ...................    2,250       56,227
  Arena Pharmaceuticals, Inc. (b) ....................    2,655       31,940
  CuraGen Corp. (b) ..................................    2,905       64,985
  Omnicare, Inc. .....................................    9,125      227,030
  Unilab Corp. (b) ...................................    2,450       61,495
                                                                 -----------
                                                                     441,677
                                                                 -----------
INVESTMENT MANAGEMENT--6.8%
  Gabelli Asset Management, Inc. Class A (b) .........    9,375      405,000
  Stewart (W.P.) & Co. Ltd ...........................    6,930      181,566
  Stilwell Financial, Inc. ...........................   12,170      331,267
                                                                 -----------
                                                                     917,833
                                                                 -----------
LEISURE TIME (PRODUCTS)--0.3%
  Meade Instruments Corp. (b) ........................    9,690       34,690
                                                                 -----------
MACHINERY (DIVERSIFIED)--0.2%
  Mykrolis Corp. (b) .................................    2,000       32,000
                                                                 -----------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  Grey Wolf, Inc. (b) ................................   29,370       87,229
                                                                 -----------
OIL & GAS (EXPLORATION & PRODUCTION)--3.6%
  ATP Oil & Gas Corp. (b) ............................   14,150       42,167
  Chesapeake Energy Corp. (b) ........................    2,800       18,508
  Energy Exploration Technologies, Inc. (b) ..........    6,225        6,287
  Evergreen Resources, Inc. (b) ......................    3,700      142,857

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

                                                        SHARES      VALUE
                                                      ---------  -----------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
  Forest Oil Corp. (b) ...............................    3,485  $    98,312
  Houston Exploration Co. (The) (b) ..................    5,090      170,922
                                                                 -----------
                                                                     479,053
                                                                 -----------
RESTAURANTS--5.1%
  AFC Enterprises, Inc. (b) ..........................    2,520       71,543
  Buca, Inc. (b) .....................................    9,300      150,753
  California Pizza Kitchen, Inc. (b) .................    4,630      114,592
  Cheesecake Factory, Inc. (The) (b) .................   10,087      350,725
                                                                 -----------
                                                                     687,613
                                                                 -----------
RETAIL (BUILDING SUPPLIES)--1.0%
  Fastenal Co. .......................................    2,010      133,524
                                                                 -----------
RETAIL (COMPUTERS & ELECTRONICS)--0.6%
  Good Guys, Inc. (b) ................................   21,290       84,734
                                                                 -----------
RETAIL (DISCOUNTERS)--1.1%
  Factory 2-U Stores, Inc. (b) .......................    7,300      146,292
                                                                 -----------
RETAIL (DRUG STORES)--0.7%
  Duane Reade, Inc. (b) ..............................    3,310      100,459
                                                                 -----------
RETAIL (FOOD CHAINS)--4.6%
  Smart & Final, Inc. (b) ............................    9,760      101,894
  Whole Foods Market, Inc. (b) .......................   11,760      512,266
                                                                 -----------
                                                                     614,160
                                                                 -----------
RETAIL (SPECIALTY)--2.8%
  Cost Plus, Inc. (b) ................................   14,200      376,300
                                                                 -----------
RETAIL (SPECIALTY-APPAREL)--3.9%
  AnnTaylor Stores Corp. (b) .........................    4,700      164,500
  Charlotte Russe Holding, Inc. (b) ..................    6,400      119,104
  Children's Place Retail Stores, Inc. (The) (b) .....    9,015      244,757
                                                                 -----------
                                                                     528,361
                                                                 -----------
SERVICES (ADVERTISING/MARKETING)--5.0%
  Advisory Board Co. (The) (b) .......................    1,670       46,259
  Metris Cos., Inc. ..................................   24,160      621,154
                                                                 -----------
                                                                     667,413
                                                                 -----------
SERVICES (COMMERCIAL & CONSUMER)--5.3%
  APAC Customer Services, Inc. (b) ...................    1,600        4,160
  Corporate Executive Board Co. (The) (b) ............    9,510      349,017
  Edison Schools, Inc. (b) ...........................    6,055      118,981
  Exult, Inc. (b) ....................................    5,060       81,213
  NCO Group, Inc. (b) ................................    3,410       78,089
  SITEL Corp. (b) ....................................    1,200        2,880
  Weight Watchers International, Inc. (b) ............    2,490       84,212
                                                                 -----------
                                                                     718,552
                                                                 -----------
SERVICES (FACILITIES & ENVIRONMENTAL)--0.6%
  Tetra Tech, Inc. (b) ...............................    4,263       84,866
                                                                 -----------
TOTAL COMMON STOCKS
  (Identified cost $13,639,968) ...............................   12,374,242
                                                                 -----------

                                                        SHARES      VALUE
                                                      ---------  -----------
FOREIGN COMMON STOCKS--4.0%
COMMUNICATIONS EQUIPMENT--0.6%
  Research In Motion Ltd. (Canada) (b) ...............    3,110  $    73,769
                                                                 -----------
COMPUTERS (SOFTWARE & SERVICES)--2.0%
  Precise Software Solutions Ltd. (Israel) (b) .......    9,995      206,497
  Verisity Ltd. (Israel) (b) .........................    3,600       68,220
                                                                 -----------
                                                                     274,717
                                                                 -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
  Taro Pharmaceutical Industries Ltd. (Israel) (b) ...    1,200       47,940
                                                                 -----------
INSURANCE (LIFE/HEALTH)--0.6%
  London Pacific Group Ltd. ADR (United Kingdom) .....   21,950       86,922
                                                                 -----------
OIL & GAS (DRILLING & EQUIPMENT)--0.4%
  Precision Drilling Corp. (Canada) (b) ..............    2,315       59,773
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $680,980) ..................................      543,121
                                                                 -----------
TOTAL LONG-TERM INVESTMENTS--95.9%
  (Identified cost $14,320,948) ...............................   12,917,363
                                                                 -----------

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                        (UNAUDITED)      (000)
                                        -----------      -----
SHORT-TERM OBLIGATIONS--5.6%
COMMERCIAL PAPER--3.5%
  Govco, Inc. 1.75%, 1/2/02 ........        A-1+           $475      474,977
FEDERAL AGENCY SECURITIES--2.1%
  Fannnie Mae 1.90%, 1/10/02 .......         AAA            280      279,867
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $754,844) ..................................      754,844
                                                                 -----------
TOTAL INVESTMENTS--101.5%
  (Identified cost $15,075,792) ...............................   13,672,207(a)
  Other assets and liabilities, net--(1.5)% ...................     (207,674)

NET ASSETS--100.0% ............................................  $13,464,533
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,604,509 and gross depreciation of $3,114,665 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $15,182,363.

(b) Non-income producing.

                       See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


ASSETS
Investment securities at value (Identified cost $15,075,792) ...................    $13,672,207
Cash ...........................................................................          1,359
Receivables
  Fund shares sold .............................................................         32,323
  Investments securities sold ..................................................         23,348
  Receivable from adviser ......................................................            802
  Dividends ....................................................................             31
Prepaid expenses ...............................................................            100
                                                                                    -----------
    Total assets ...............................................................     13,730,170
                                                                                    -----------
LIABILITIES
Payables
  Fund shares repurchased ......................................................        182,205
  Investment securities purchased ..............................................         35,036
  Professional fee .............................................................         25,059
  Financial agent fee ..........................................................          3,782
  Trustees' fee ................................................................          3,262
Accrued expenses ...............................................................         16,293
                                                                                    -----------
    Total liabilities ..........................................................        265,637
                                                                                    -----------
NET ASSETS .....................................................................    $13,464,533
                                                                                    ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................    $17,438,611
  Accumulated net realized loss ................................................     (2,570,493)
  Net unrealized depreciation ..................................................     (1,403,585)
                                                                                    -----------
NET ASSETS .....................................................................    $13,464,533
                                                                                    ===========
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization .....................................................      2,167,002
                                                                                    ===========
Net asset value and offering price per share ...................................          $6.21
                                                                                          =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME

  Interest .....................................................................    $    46,510
  Dividends ....................................................................         15,133
                                                                                    -----------
    Total investment income ....................................................         61,643
                                                                                    -----------
EXPENSES
  Investment advisory fee ......................................................         93,039
  Financial agent fee ..........................................................         44,647
  Professional .................................................................         24,887
  Custodian ....................................................................         24,767
  Printing .....................................................................         17,472
  Trustees .....................................................................          8,438
  Miscellaneous ................................................................          7,007
                                                                                    -----------
    Total expenses .............................................................        220,257
    Less expenses borne by investment adviser ..................................       (101,103)
    Custodian fees paid indirectly .............................................           (284)
                                                                                    -----------
    Net expenses ...............................................................        118,870
                                                                                    -----------
NET INVESTMENT LOSS ............................................................        (57,227)
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized loss on securities ..............................................     (2,105,477)
  Net change in unrealized appreciation (depreciation)
    on investments .............................................................       (577,313)
                                                                                    -----------
NET LOSS ON INVESTMENTS ........................................................     (2,682,790)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................    $(2,740,017)
                                                                                    ===========

                        See Notes to Financial Statements

                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                       FROM INCEPTION
                                                                                    YEAR ENDED           8/15/00 TO
                                                                                      12/31/01            12/31/00
                                                                                    -----------        --------------
FROM OPERATIONS
  Net investment income (loss) .................................................    $   (57,227)         $     4,891
  Net realized gain (loss) .....................................................     (2,105,477)            (465,016)
  Net change in unrealized appreciation (depreciation) .........................       (577,313)            (826,272)
                                                                                    -----------          -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................     (2,740,017)          (1,286,397)
                                                                                    -----------          -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................         (5,041)                  --
                                                                                    -----------          -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................         (5,041)                  --
                                                                                    -----------          -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,084,130 and
    898,971 shares, respectively) ..............................................     13,577,158            8,920,684
  Net asset value of shares issued from reinvestment of
    distributions (708 and 0 shares, respectively) .............................          5,041                   --
  Cost of shares repurchased (774,877 and 41,930 shares, respectively) .........     (4,642,204)            (364,691)
                                                                                    -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................      8,939,995            8,555,993
                                                                                    -----------          -----------
  INCREASE (DECREASE) IN NET ASSETS ............................................      6,194,937            7,269,596
NET ASSETS
  Beginning of period ..........................................................      7,269,596                   --
                                                                                    -----------          -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $0 AND $4,891, RESPECTIVELY) ..............................    $13,464,533          $ 7,269,596
                                                                                    ===========          ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                        FROM INCEPTION
                                                                                     YEAR ENDED            8/15/00 TO
                                                                                      12/31/01              12/31/00
                                                                                    -----------         --------------
Net asset value, beginning of period ...........................................         $ 8.48               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................................................          (0.04)(6)             0.01
  Net realized and unrealized gain (loss) ......................................          (2.23)               (1.53)
                                                                                         ------               ------
    TOTAL FROM INVESTMENT OPERATIONS ...........................................          (2.27)               (1.52)
                                                                                         ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........................................             --(4)                --
                                                                                         ------               ------
    TOTAL DISTRIBUTIONS ........................................................             --                   --
                                                                                         ------               ------
CHANGE IN NET ASSET VALUE ......................................................          (2.27)               (1.52)
                                                                                         ------               ------
NET ASSET VALUE, END OF PERIOD .................................................         $ 6.21               $ 8.48
                                                                                         ======               ======
Total return ...................................................................         (26.72)%             (15.18)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..........................................        $13,465               $7,270
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .......................................................           1.15%(5)             1.15%(1)
  Net investment income (loss) .................................................          (0.55)%               0.21%(1)
Portfolio turnover rate ........................................................             31%                  21%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.13% and 3.93% for the periods ended December 31, 2001 and 2000, respectively.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.

                       See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

INVESTOR PROFILE
     The  Fund  is  appropriate  for  investors  seeking   investments  in  debt
obligations  of  the  U.S.  government,   its  agencies  and  instrumentalities,
including mortgage-backed securities.

INVESTMENT ADVISER'S REPORT
     The government market benefited from an economic recession and continued weakness in the equity market, and the front end of the yield curve outperformed during 2001. The Federal Reserve (the "Fed") lowered rates aggressively throughout the year and the Fed Funds target rate ended the year at a 40-year low of 1.75% versus 6.5% at the end of 2000. As a result, shorter-term yields fell more than longer-term yields and the 2- to 30-year Treasury yield spread widened significantly to 276 basis points by the end of October versus 36 basis points at the end of 2000. The 2- to 30-year spread narrowed to 220 basis points due to the Treasury department announcing the elimination of the 30-year bond auction at the end of October, but ended the year at 244 basis points. Yields of 2-year and 30-year Treasury securities fell to 2.30% and 4.79%, respectively, in early November versus 5.09% and 5.46% at the end of 2000, but ended the year at 3.02% and 5.47% as economic data stabilized and pointed toward a recovery in 2002. Year end yield levels at the longer end of the curve were relatively unchanged from year end 2000.

     Over half of the fund was invested in agency securities, which benefited the fund as they outperformed Treasury securities during the reporting period. New risk management initiatives proposed by the government agencies in October 2000 helped reduce some of the political uncertainty generated earlier that year. The fund's average duration ended the year at 7.7 years and the fund's total return for the year ending December 31, 2001 was 5.01% versus 4.21% for the Merrill Lynch 10+ Year Treasury Index(1) and 7.23% for the Lehman Government Index(3).

OUTLOOK
     The coupon curve is expected to flatten in 2002 both on a fundamental and technical basis. Fundamentally, the Fed easing cycle will be ending and inflation should remain subdued. Technically, Treasury issuance at the front end of the yield curve has increased substantially with the Treasury's elimination of the 30-year bond auction and a declining federal budget surplus. While economic growth probably bottomed in the fourth quarter of 2001, it is expected to remain weak through mid-2002.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                                Merrill Lynch 10+         Lehman Brothers
              U.S. Government Bond Series       Treasury Index(1)      Aggregate Bond Index(2)
12/15/99             $10,000.00                    $10,000.00                 $10,000.00
12/31/99               9,852.98                     10,000.00                   9,952.50
12/29/00              11,700.20                     12,019.30                  11,109.60
12/31/01              12,286.80                     12,525.30                  12,047.60

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                 FROM
                                                               INCEPTION
                                                              12/15/99 TO
                                                     1 YEAR     12/31/01
------------------------------------------------------------------------
U.S. Government Bond Series                          5.01%      10.59%
------------------------------------------------------------------------
Merrill Lynch 10+ Treasury Index(1)                  4.21%      11.90%
------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2)              8.44%       9.53%
------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

1 The Merrill Lynch 10+ Year Treasury Index is an unmanaged  index that includes
  U.S. Treasury securities with maturities of greater than 10 years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance and is provided for general comparative purposes.

3 The Lehman Government Index is unmanaged and composed of U.S. Treasury and government agency bonds and is provided for general comparative purposes.

The indices are not available for direct investment.

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                             STANDARD
                                             & POOR'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED)  (000)      VALUE
                                            ----------  ------   -----------
U.S. GOVERNMENT SECURITIES--22.6%
U.S. TREASURY BONDS--22.6%
  U.S. Treasury Bonds 11.25%, 2/15/15 ........   AAA    $  450   $   688,799
  U.S. Treasury Bonds 9.25%, 2/15/16 .........   AAA       400       540,875
  U.S. Treasury Bonds 7.25%, 5/15/16 .........   AAA       500       578,067
  U.S. Treasury Bonds 8.75%, 5/15/17 .........   AAA       400       525,422
  U.S. Treasury Bonds 9.125%, 5/15/18 ........   AAA       400       545,234
  U.S. Treasury Bonds 8.875%, 2/15/19 ........   AAA       400       536,625
                                                                 -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $3,179,539) ...............................     3,415,022
                                                                 -----------
AGENCY MORTGAGE-BACKED SECURITIES--30.6%
  Freddie Mac 6.75%, 9/15/29 .................   AAA     2,550     2,708,284
  GNMA 7%, 7/15/31 ...........................   AAA       934       955,328
  GNMA 6.50%, 7/20/31 ........................   AAA       961       961,196
                                                                 -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $4,535,136) ...............................     4,624,808
                                                                 -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--38.2%
  Fannie Mae 6.625%, 11/15/30 ................   AAA     1,200     1,255,439
  Federal Farm Credit Bank 5%, 2/3/03 ........   AAA     1,300     1,336,457
  Federal Home Loan Bank 7.125%, 2/15/30 .....   AAA     1,100     1,223,456
  GNMA 6.50%, 8/20/31 ........................   AAA       975       975,092
  Tennesse Valley Authority Series
    Series A
    5.625%, 1/18/11 ..........................   AAA     1,000       985,034
                                                                 -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $5,697,212) ...............................     5,775,478
                                                                 -----------
TOTAL LONG-TERM INVESTMENTS--91.4%
  (Identified cost $13,411,887) ..............................    13,815,308
                                                                 -----------
                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   -----------
SHORT-TERM OBLIGATIONS--7.5%
REPURCHASE AGREEMENTS--7.5%
  Goldman, Sachs and Co. repurchase agreement
    1.68% dated 12/31/01, due 1/2/02, repurchase
    price $1,137,106, collateralized by U.S. Treasury
    Bonds 0% to 14.25%, 1/3/02 to 4/15/32, market
    value $1,160,081 1.68%, 1/2/02 ..................  $ 1,137   $ 1,137,000
                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,137,000) ...............................     1,137,000
                                                                 -----------
TOTAL INVESTMENTS--98.9%
  (Identified cost $14,548,887) ..............................    14,952,308(a)
  Other assets and liabilities, net--1.1% ....................       160,633
                                                                 -----------
NET ASSETS--100.0% ...........................................   $15,112,941
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $420,225 and gross depreciation of $35,915 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $14,567,998.

                      See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $14,548,887) ...................    $14,952,308
Cash ...........................................................................            373
Receivables
  Interest .....................................................................        220,311
  Fund shares sold .............................................................          5,023
  Receivable from adviser ......................................................          1,449
Prepaid expenses ...............................................................            123
                                                                                    -----------
    Total assets ...............................................................     15,179,587
                                                                                    -----------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         13,190
  Professional fee .............................................................         27,499
  Printing fee .................................................................         14,166
  Financial agent fee ..........................................................          4,063
  Trustees' fee ................................................................          3,262
Accrued expenses ...............................................................          4,466
                                                                                    -----------
    Total liabilities ..........................................................         66,646
                                                                                    -----------
NET ASSETS .....................................................................    $15,112,941
                                                                                    ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................    $14,689,804
  Undistributed net investment income ..........................................         23,754
  Accumulated net realized loss ................................................         (4,038)
  Net unrealized appreciation ..................................................        403,421
                                                                                    -----------
NET ASSETS .....................................................................    $15,112,941
                                                                                    ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................................      1,402,739
                                                                                    ===========
Net asset value and offering price per share ...................................         $10.77
                                                                                         ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest .....................................................................      $ 859,926
                                                                                      ---------
    Total investment income ....................................................        859,926
                                                                                      ---------
EXPENSES
  Investment advisory fee ......................................................         88,956
  Financial agent fee ..........................................................         48,102
  Professional .................................................................         28,522
  Printing .....................................................................         18,253
  Custodian ....................................................................         13,984
  Trustees .....................................................................          8,437
  Miscellaneous ................................................................          9,597
                                                                                      ---------
    Total expenses .............................................................        215,851
    Less expenses borne by investment adviser ..................................        (91,190)
    Custodian fees paid indirectly .............................................         (3,253)
                                                                                      ---------
    Net expenses ...............................................................        121,408
                                                                                      ---------
NET INVESTMENT INCOME ..........................................................        738,518
                                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..............................................        419,454
  Net change in unrealized appreciation (depreciation) on investments ..........       (445,334)
                                                                                      ---------
NET LOSS ON INVESTMENTS ........................................................        (25,880)
                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................      $ 712,638
                                                                                      =========

                        See Notes to Financial Statements

                  PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 YEAR ENDED      YEAR ENDED
                                                                                                  12/31/01        12/31/00
                                                                                                -----------      -----------
FROM OPERATIONS
  Net investment income (loss) .............................................................    $   738,518      $   450,381
  Net realized gain (loss) .................................................................        419,454               74
  Net change in unrealized appreciation (depreciation) .....................................       (445,334)         906,225
                                                                                                -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................        712,638        1,356,680
                                                                                                -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................................       (722,631)        (444,468)
  Net realized short-term gains ............................................................        (96,049)             (74)
  Net realized long-term gains .............................................................       (314,062)              --
                                                                                                -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................     (1,132,742)        (444,542)
                                                                                                -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (549,808 and 586,368 shares, respectively) .................      6,131,265        6,225,252
  Net asset value of shares issued from reinvestment of distributions
    (104,173 and 41,626 shares, respectively) ..............................................      1,132,742          444,542
  Cost of shares repurchased (290,301 and 105,595 shares, respectively) ....................     (3,243,311)      (1,145,819)
                                                                                                -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................      4,020,696        5,523,975
                                                                                                -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................................      3,600,592        6,436,113
NET ASSETS
  Beginning of period ......................................................................     11,512,349        5,076,236
                                                                                                -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $23,754 AND $5,866,
    RESPECTIVELY) ..........................................................................    $15,112,941      $11,512,349
                                                                                                ===========      ===========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         YEAR ENDED
                                                         DECEMBER 31,              FROM INCEPTION
                                                    -------------------------       12/15/99 TO
                                                    2001(6)             2000         12/31/99
                                                    ------             ------      --------------
Net asset value, beginning of period ....           $11.08              $9.83         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........             0.56(5)            0.56           0.03
  Net realized and unrealized gain (loss)            (0.02)              1.24          (0.17)
                                                    ------             ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ....             0.54               1.80          (0.14)
                                                    ------             ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..            (0.54)             (0.55)         (0.03)
  Dividends from net realized gains .....            (0.31)                --(7)          --
                                                    ------             ------         ------
    TOTAL DISTRIBUTIONS .................            (0.85)             (0.55)         (0.03)
                                                    ------             ------         ------
CHANGE IN NET ASSET VALUE ...............            (0.31)              1.25          (0.17)
                                                    ------             ------         ------
NET ASSET VALUE, END OF PERIOD ..........           $10.77             $11.08         $ 9.83
                                                    ======             ======         ======
Total return ............................             5.01%             18.75%  (1.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $15,113            $11,512         $5,076
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................             0.84%(4)           0.75%          0.75%(1)
  Net investment income .................             4.98%              5.97%          6.61%(1)
Portfolio turnover rate .................            59%                 1%             0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.46%, 2.52% and 8.21% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(4) For the year ended December 31, 2001 the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would have been 0.82%.
(5) Computed using average shares outstanding.
(6) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 5.24% to 4.98%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(7) Amount is less than $0.01.

                       See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

INVESTOR PROFILE
     Phoenix-Goodwin Money Market Series has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $10.00 or that the fund will realize a particular yield. In addition, not all U.S. government securities are backed by the full faith and credit of the United States. It is possible to lose money by investing in the fund.

INVESTMENT ADVISER'S REPORT
     Money Market Series earned 3.82% for the 12 months ended December 31, 2001. The Salomon Brothers 90-Day Treasury Bill Index(2) returned 4.15% for the same period. All performance figures assume reinvestment of distributions.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Money Market Series(1)       IBC Report First Tier*
1/31/01                    5.84%                         5.62%
2/28/01                    5.49                          5.13
3/31/01                    5.04                          4.76
4/30/01                    4.73                          4.38
5/31/01                    4.26                          3.91
6/30/01                    3.94                          3.54
7/31/01                    3.42                          3.26
8/31/01                    3.26                          3.05
9/30/01                    3.02                          2.77
10/31/01                   2.44                          2.25
11/30/01                   2.03                          1.82
12/31/01                   1.81                          1.54

(1) The above graph covers the period from January 1, 2001 to December 31, 2001. The results are not indicative of the rate of return which may be realized from an investment made in the Money Market Series today.
(2) The Salomon Brothers 90-Day Treasury Bill Index is an unmanaged measure of money market total return performance. The index is not available for direct investment.
* Average monthly yield of First Tier Money Market Funds as reported by IBC's Money Market Insight.

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001


FACE
VALUE                                                                    INTEREST     MATURITY
(000)    DESCRIPTION                                                       RATE         DATE              VALUE
------   -----------                                                     --------      --------        ------------
FEDERAL AGENCY SECURITIES--13.5%
$2,500   Fannie Mae .................................................      6.63%(c)    1/15/02         $ 2,502,404
 3,500   FHLB .......................................................      2.35(c)     1/24/02(d)        3,500,000
 2,500   SLMA .......................................................      2.65(c)     1/25/02(d)        2,500,000
 2,500   SLMA .......................................................      3.76(c)     1/25/02(d)        2,500,000
 3,500   Freddie Mac ................................................      1.72        1/29/02           3,495,318
 5,000   FFCB .......................................................      6.63(c)     2/1/02            5,018,483
 2,500   FHLB .......................................................      2.57(c)     2/1/02(d)         2,500,000
 2,500   FHLB .......................................................      5.13(c)     2/26/02           2,505,388
 2,125   FHLB .......................................................      3.70(c)     2/28/02           2,125,000
 2,500   FHLB .......................................................      2.50(c)     5/1/02(d)         2,500,000
 3,000   FHLB .......................................................      4.13(c)     5/3/02            2,999,212
   610   Fannie Mae .................................................      6.78(c)     5/30/02             618,318
 2,500   FHLB .......................................................      6.88(c)     7/18/02           2,542,902
                                                                                                      ------------
TOTAL FEDERAL AGENCY SECURITIES .............................................................           35,307,025
                                                                                                      ------------

                                                                                       RESET
                                                                                        DATE
                                                                                      -------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--4.9%
 4,000   Fannie Mae (Final Maturity 5/13/02) ........................      1.54        1/1/02            3,999,326
   121   SBA (Final Maturity 1/25/21) ...............................      2.50        1/1/02              121,297
   823   SBA (Final Maturity 10/25/22) ..............................      3.50        1/1/02              822,930
 2,261   SBA (Final Maturity 11/25/21) ..............................      3.63        1/1/02            2,259,435
 1,859   SBA (Final Maturity 2/25/23) ...............................      3.50        1/1/02            1,858,799
   637   SBA (Final Maturity 2/25/23) ...............................      3.50        1/1/02              637,134
 1,286   SBA (Final Maturity 3/25/24) ...............................      2.38        1/1/02            1,286,326
   171   SBA (Final Maturity 5/25/21) ...............................      3.50        1/1/02              171,351
 1,538   SBA (Final Maturity 9/25/23) ...............................      3.38        1/1/02            1,538,351
                                                                                                      ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE ...................................................           12,694,949
                                                                                                      ------------
                                                                STANDARD
                                                                 & POOR'S
                                                                 RATING               MATURITY
                                                               (UNAUDITED)               DATE
                                                               ----------             ---------
VARIABLE MONEY MARKET CERTIFICATES(b)--3.8%
 2,500     Bank of America Corp. ............................      A+      2.00        3/19/02           2,499,349
 5,000     Canadian Imperial Bank of Commerce (e) ...........      AA-     1.79        5/20/02           4,999,811
 2,500     Citicorp .........................................      AA-     2.11        8/13/02           2,499,889
                                                                                                      ------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES .....................................................           9,999,049
                                                                                                      ------------
COMMERCIAL PAPER--60.3%
 2,010     Asset Securitization Corp. .......................      A-1+    1.75         1/2/02           2,009,902
 2,500     Bavaria Universal Funding Corp. ..................      A-1     1.93         1/2/02           2,499,866
 5,000     Goldman Sachs Group L.P. .........................      A-1+    1.75         1/2/02           4,999,757
 5,000     Govco, Inc. ......................................      A-1+    1.75         1/2/02           4,999,757
 1,501     Receivables Capital Corp. ........................      A-1+    1.98         1/2/02           1,500,917
 1,585     Verizon Network Funding Corp. ....................      A-1+    2.00         1/2/02           1,584,912
 2,500     Enterprise Funding ...............................      A-1+    1.85         1/3/02           2,499,743
 5,000     Goldman Sachs Group L.P. .........................      A-1+    2.05         1/4/02           4,999,146
 2,500     Govco, Inc. ......................................      A-1+    2.35         1/7/02           2,499,021
 5,000     Lexington Parker Capital Co. LLC .................      A-1     2.00         1/7/02           4,998,333
 6,415     Special Purpose Accounts Receivables .............      A-1     1.77         1/7/02           6,413,108
 3,000     Household Finance Corp. ..........................      A-1     2.20         1/8/02           2,998,717
10,000     Pitney Bowes Credit Corp. ........................      A-1+    2.00         1/8/02           9,996,111
   500     Asset Securitization Corp. .......................      A-1+    1.95         1/9/02             499,783
 2,500     Marsh & McLennan Co., Inc. .......................      A-1+    2.13         1/9/02           2,498,817
 3,500     Marsh & McLennan Co., Inc. .......................      A-1+    2.15         1/9/02           3,498,328
 2,540     Preferred Receivables Funding Corp. ..............      A-1     1.81         1/9/02           2,538,978
 3,000     Preferred Receivables Funding Corp. ..............      A-1     2.03         1/9/02           2,998,647
 2,500     Govco, Inc. ......................................      A-1+    2.00        1/10/02           2,498,750
   970     Household Finance Corp. ..........................      A-1     1.90        1/10/02             969,539
 1,040     Heinz (H.J.) Co. .................................      A-1     2.24        1/11/02           1,039,353
 5,000     Asset Securitization Corp. .......................      A-1+    1.90        1/14/02           4,996,569
 2,500     Receivables Capital Corp. ........................      A-1+    1.90        1/14/02           2,498,285
 2,820     Park Avenue Receivables ..........................      A-1     2.05        1/15/02           2,817,752
 3,000     Receivables Capital Corp. ........................      A-1+    2.35        1/15/02           2,997,258

                        See Notes to Financial Statements

                                       62

                      PHOENIX-GOODWIN MONEY MARKET SERIES

                                                               STANDARD
 FACE                                                          & POOR'S
 VALUE                                                          RATING    INTEREST     MATURITY
 (000)                                                        (UNAUDITED)   RATE         DATE              VALUE
------                                                        ----------- --------    ---------        ------------
COMMERCIAL PAPER--CONTINUED
$3,500     Verizon Network Funding Corp. ....................      A-1+     1.77%       1/16/02        $  3,497,419
 1,098     Receivables Capital Corp. ........................      A-1+     2.00        1/17/02           1,097,024
 2,500     Special Purpose Accounts Receivables .............      A-1      1.95        1/17/02           2,497,833
 2,500     Heinz (H.J.) Co. .................................      A-1      2.15        1/18/02           2,497,462
 2,500     Heinz (H.J.) Co. .................................      A-1      2.02        1/22/02           2,497,054
 2,500     Lexington Parker Capital Co. LLC .................      A-1      2.35        1/22/02           2,496,573
 1,630     Lexington Parker Capital Co. LLC .................      A-1      2.37        1/22/02           1,627,747
 3,855     Gannett Co. ......................................      A-1      1.84        1/23/02           3,850,665
   650     Lexington Parker Capital Co. LLC .................      A-1      1.95        1/23/02             649,225
 2,259     Park Avenue Receivables ..........................      A-1      1.97        1/23/02           2,256,280
 3,500     Receivables Capital Corp. ........................      A-1+     1.95        1/24/02           3,495,640
 2,500     Gannett Co. ......................................      A-1      1.75        1/25/02           2,497,083
 2,500     Park Avenue Receivables ..........................      A-1      1.97        1/25/02           2,496,717
   960     Receivables Capital Corp. ........................      A-1+     2.05        1/25/02             958,688
 3,695     Heinz (H.J.) Co. .................................      A-1      2.00        1/28/02           3,689,457
 3,115     Heinz (H.J.) Co. .................................      A-1      2.15        1/28/02           3,109,977
 3,400     Kimberly-Clark Corp. .............................      A-1+     1.85        1/28/02           3,395,283
   770     Wisconsin Electric Power Co. .....................      A-1      1.85        1/28/02             768,932
 2,470     Procter & Gamble Co. .............................      A-1+     1.88        1/30/02           2,466,259
 1,459     Enterprise Funding ...............................      A-1+     1.85         2/5/02           1,456,376
 2,500     Govco, Inc. ......................................      A-1+     1.92         2/5/02           2,495,333
 2,750     Private Export Funding Corp. .....................      A-1+     2.77         2/6/02           2,742,383
 2,500     Marsh USA, Inc. ..................................      A-1+     1.90         2/8/02           2,494,986
 3,500     Household Finance Corp. ..........................      A-1      1.83        2/13/02           3,492,350
 2,500     Lexington Parker Capital Co. LLC .................      A-1      2.02        2/13/02           2,493,968
 3,500     Schering Corp. ...................................      A-1+     2.02        2/14/02           3,491,359
 1,180     Verizon Network Funding Corp. ....................      A-1+     1.83        2/26/02           1,176,641
 2,500     Bavaria Universal Funding Corp. ..................      A-1      1.93         3/4/02           2,491,690
 2,500     Private Export Fund Corp. ........................      A-1+     1.87         3/7/02           2,491,559
 1,512     Bavaria Universal Funding Corp. ..................      A-1      1.85        3/18/02           1,506,095
 3,095     Verizon Network Funding Corp. ....................      A-1+     1.89        6/18/02           3,067,702
                                                                                                       ------------
TOTAL COMMERCIAL PAPER .......................................................................          157,097,109
                                                                                                       ------------
MEDIUM TERM NOTES--14.0%
   835     Merrill Lynch & Co., Inc. ........................      AA-      8.00         2/1/02             838,646
 2,500     Beta Finance, Inc. ...............................      AAA      5.26        2/25/02           2,500,000
 1,000     Wal-Mart Stores, Inc. ............................      AA       5.45(b)      6/1/02(d)        1,012,627
 3,500     SBC Communications, Inc. (f) .....................      AA-      4.25         6/5/02(d)        3,527,321
   500     Bank of America Corp. ............................      A        8.13        6/15/02             512,477
 4,250     BellSouth Telecommunications Corp. ...............      A+       6.00(b)     6/15/02           4,321,688
 8,675     McDonald's Corp. .................................      A+       6.00        6/23/02           8,788,174
 1,500     Associates Corp. NA ..............................      AA-      6.50        7/15/02           1,519,523
   650     Du Pont (E.I.) de Nemours & Co. ..................      AA-      6.50         9/1/02             666,138
 1,116     Associates Corp. NA ..............................      AA-      6.50       10/15/02           1,148,447
 3,875     Bank of America Corp. ............................      A        7.50       10/15/02           4,033,453
   375     Du Pont (E.I.) de Nemours & Co. ..................      AA-      6.75       10/15/02             388,479
 2,500     General Electric Capital Corp. ...................      AAA      5.35       11/18/02           2,563,721
 2,500     Minnesota Minining & Manufacturing Co. (f) .......      AA       5.65(b)    12/12/02           2,574,860
 2,152     CitiFinancial ....................................      AA-      5.88        1/15/03           2,226,570
                                                                                                       ------------
TOTAL MEDIUM TERM NOTES .......................................................................          36,622,124
                                                                   .                                   ------------
CERTIFICATES OF DEPOSIT--1.0%
 2,500     Canadian Imperial Bank of Commerce (e) ...........      AA-      4.23(c)     5/22/02           2,499,903
                                                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT .................................................................           2,499,903
                                                                                                       ------------
TOTAL INVESTMENTS--97.5%
  (Identified cost $254,220,159) ..............................................................        $254,220,159(a)
  Other assets and liabilities, net--2.5%                                                                 6,408,584
                                                                                                       ------------
NET ASSETS--100% ..............................................................................        $260,628,743
                                                                                                       ============

(a) Federal Income Tax Information: At December 31, 2001, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.
(e) Yankee CD.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $6,102,181 or 2.3% of net assets.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $254,220,159) ..................    $254,220,159
Receivables
  Fund shares sold .............................................................       5,511,903
  Interest .....................................................................       1,139,539
  Investment securities sold ...................................................         557,354
Prepaid expenses ...............................................................           1,679
                                                                                    ------------
    Total assets ...............................................................     261,430,634
                                                                                    ------------

LIABILITIES

Cash overdraft .................................................................           2,523
Payables
  Fund shares repurchased ......................................................         564,670
  Printing fee .................................................................         121,974
  Investment advisory fee ......................................................          60,504
  Financial agent fee ..........................................................          17,830
  Trustees' fee ................................................................           3,262
Accrued expenses ...............................................................          31,128
                                                                                    ------------
    Total liabilities ..........................................................         801,891
                                                                                    ------------
NET ASSETS .....................................................................    $260,628,743
                                                                                    ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................    $260,628,743
                                                                                    ------------
NET ASSETS .....................................................................    $260,628,743
                                                                                    ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................................      26,062,898
                                                                                    ============
Net asset value and offering price per share ...................................          $10.00
                                                                                          ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest .....................................................................      $8,713,765
                                                                                      ----------
    Total investment income ....................................................       8,713,765
                                                                                      ----------
EXPENSES
  Investment advisory fee ......................................................         834,722
  Financial agent fee ..........................................................         203,492
  Printing .....................................................................         126,255
  Custodian ....................................................................          42,971
  Professional .................................................................          26,610
  Trustees .....................................................................           8,437
  Miscellaneous ................................................................          11,519
                                                                                      ----------
    Total expenses .............................................................       1,254,006
    Less expense borne by investment adviser ...................................         (99,118)
    Custodian fees paid indirectly .............................................          (7,095)
                                                                                      ----------
    Net expenses ...............................................................       1,147,793
                                                                                      ----------
NET INVESTMENT INCOME ..........................................................       7,565,972
                                                                                      ----------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain on securities ..............................................             898
                                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................      $7,566,870
                                                                                      ==========

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         YEAR ENDED              YEAR ENDED
                                                                                          12/31/01                12/31/00
                                                                                       --------------           -------------
FROM OPERATIONS
  Net investment income (loss) ..................................................      $    7,565,972           $  10,023,970
  Net realized gain (loss) ......................................................                 898                      --
                                                                                       --------------           -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................           7,566,870              10,023,970
                                                                                       --------------           -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................          (7,565,972)            (10,023,970)
  Net realized short-term gains .................................................                (898)                     --
                                                                                       --------------           -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................          (7,566,870)            (10,023,970)
                                                                                       --------------           -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (101,934,992 and 68,283,798 shares, respectively)       1,019,349,924             682,837,977
  Net asset value of shares issued from reinvestment of distributions
    (756,687 and 1,002,397 shares, respectively) ................................           7,566,870              10,023,970
  Cost of shares repurchased (94,625,616 and 74,847,784 shares, respectively) ...        (946,256,175)           (748,477,835)
                                                                                       --------------           -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................          80,660,619             (55,615,888)
                                                                                       --------------           -------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................          80,660,619             (55,615,888)
NET ASSETS
  Beginning of period ...........................................................         179,968,124             235,584,012
                                                                                       --------------           -------------
  END OF PERIOD .................................................................      $  260,628,743           $ 179,968,124
                                                                                       ==============           =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                      2001                2000             1999             1998             1997
                                                     ------              ------           ------           ------           ------
Net asset value, beginning of period ....            $10.00              $10.00           $10.00           $10.00           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........              0.38                0.59             0.47             0.50             0.50
  Net realized gain .....................                --(3)               --               --               --               --
                                                     ------              ------           ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ....              0.38                0.59             0.47             0.50             0.50
                                                     ------              ------           ------           ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..             (0.38)              (0.59)           (0.47)           (0.50)           (0.50)
  Dividends from net realized gains .....                --(3)               --               --               --               --
                                                     ------              ------           ------           ------           ------
    TOTAL DISTRIBUTIONS .................             (0.38)              (0.59)           (0.47)           (0.50)           (0.50)
                                                     ------              ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD ..........            $10.00              $10.00           $10.00           $10.00           $10.00
                                                     ======              ======           ======           ======           ======
Total return ............................              3.82%               6.03%            4.82%            5.09%            4.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $260,629            $179,968         $235,584         $196,811         $126,607
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ................              0.55%(2)            0.55%            0.55%            0.55%            0.55%
  Net investment income .................              3.63%               5.83%            4.73%            4.99%            5.07%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.60%, 0.58% and 0.57% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Amount is less than $0.01.

                      See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

INVESTOR PROFILE
     The investment objective is total return. Phoenix-Goodwin Multi-Sector Fixed Income Series is appropriate for investors with a moderate risk tolerance profile who are seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified bond fund. The portfolio's duration is market neutral, that is, approximately equal to the benchmark index, the Lehman Brothers Aggregate Bond Index.(1)

     Investors should note that the portfolio may hold foreign bonds, and foreign investments pose additional risks, such as currency fluctuation, less public disclosure, and political and economic uncertainty. The portfolio may also invest in high-yielding fixed-income securities that are generally subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

INVESTMENT ADVISER'S REPORT
     While this has been a difficult year for the equity markets, even before the events of September 11th, the bond market has done well. In fact, 2001 was the second straight year that bonds bested stocks, the first such occurrence since 1981-1982. For the 12 months ended December 31, 2001, the Lehman Brothers Aggregate Bond Index returned 8.44%, while the S&P 500 Index(2) lost 11.87%.

     Phoenix-Goodwin Multi-Sector Fixed Income Series was up 6.09% for the year. Positive contributors to performance included agency and non-agency commercial mortgage-backed securities and taxable municipal issues. Our underperformance relative to our peers was due to an underweighting in investment-grade corporates and the portfolio's exposure to telecommunications issues, which remained under pressure.

     Although the year closed on a downbeat note, with most of the economic news released during the fourth quarter negative, a closer look reveals that the proverbial light at the end of the tunnel may just be coming into focus. The University of Michigan's Consumer Sentiment Survey demonstrated steadily improving consumer confidence in the fourth quarter. Low interest rates--spurred by the Fed's aggressive monetary policy, and decelerating inflation driven by falling energy prices, reduced tax rates, and U.S. military victories in Afghanistan all seem to have the consumer looking up. Further, although the manufacturing segment continued to shrink, the rate of contraction slowed substantially as demand for new orders began to improve.

OUTLOOK
     Our fixed-income market outlook for 2002 remains positive; despite grumblings by some of a looming bear market. The pessimists are not entirely without justification, as a 5.6% yield for Treasuries doesn't portend a strong year for high-quality bonds. Moreover, with underlying interest rates at historically low levels, the prognosis for further price gains from declining rates is unlikely.

     That said, however, we believe the outlook for the spread sectors of the fixed-income market is much rosier. We feel that spread sectors continue to offer excellent value with credit spreads at or near historical highs. The Fed has taken decisive action (11 rate cuts in 2001) to stimulate the economy, lowering the overnight borrowing rate to its lowest level in 40 years (1.75%). Additionally, the benign inflation environment makes it unlikely that the Fed will need to raise rates anytime soon, even if economic growth accelerates rapidly. Therefore, both consumers and businesses should continue to benefit from low interest rates for the foreseeable future.

     The effects of the Fed's monetary stimulus should begin to filter into the economy in 2002. We expect this will result in improving corporate profits, which, in turn, should lead to tightening spreads. Corporate issuance in 2002 is expected to be much lower than in 2001, which should also be a plus. We believe valuations in the non-Treasury sectors are currently very attractive, but sector and issue selection remains critically important. The portfolio is well-diversified across sectors and individual securities and heavily weighted in higher quality issues.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Multi-Sector                Lehman Brothers
                 Fixed Income Series         Aggregate Bond Index(1)
12/31/91             $10,000.00                    $10,000.00
12/31/92              11,003.00                     10,740.00
12/31/93              12,752.20                     11,787.30
12/30/94              12,054.20                     11,443.50
12/29/95              14,891.60                     13,558.10
12/31/96              16,740.80                     14,050.30
12/31/97              18,570.50                     15,406.60
12/31/98              17,824.70                     16,744.90
12/31/99              18,797.40                     16,606.80
12/29/00              20,014.00                     18,537.50
12/31/01              21,232.30                     20,102.70

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                          1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------
Multi-Sector Fixed Income Series           6.09%       4.87%         7.82%
--------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(1)    8.44%       7.43%         7.23%
--------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/31/91. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. High yield fixed income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed income securities. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks,

1 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance.

2 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                              MOODY'S     PAR
                                               RATING    VALUE
                                            (UNAUDITED)  (000)      VALUE
                                            ----------- ------   ------------
U.S. GOVERNMENT SECURITIES--0.3%
U.S. TREASURY BONDS--0.2%
  U.S. Treasury Bonds 5.375%, 2/15/31 ........   Aaa    $  310   $    305,641
                                                                 ------------
U.S. TREASURY NOTES--0.1%
  U.S. Treasury Notes 4.625%, 5/15/06 ........   Aaa       250        253,486
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $601,711) .................................        559,127
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--0.4%
  GNMA 8%, 9/15/06 ...........................   Aaa         3          3,461
  GNMA 8%, 10/15/06 ..........................   Aaa        73         76,692
  GNMA 6.50%, '23- '26 .......................   Aaa       655        662,304
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $728,043) .................................        742,457
                                                                 ------------
AGENCY ASSET BACKED SECURITIES--4.0%
  Fannie Mae 6.625%, 9/15/09 .................   Aaa     6,250      6,676,138
                                                                 ------------
TOTAL AGENCY ASSET BACKED SECURITIES
  (Identified cost $6,229,978) ...............................      6,676,138
                                                                 ------------
MUNICIPAL BONDS--10.6%
CALIFORNIA--1.5%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.50%, 10/1/19 ..   Aaa       750        772,860
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%, 10/1/29 ..   Aaa     1,750      1,723,470
                                                                 ------------
                                                                    2,496,330
                                                                 ------------
CONNECTICUT--2.0%
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 6.91%, 9/1/12 ...........   Aaa     1,100      1,167,089
  Mashantucket Western Pequot Tribe Revenue
    Taxable Series A 144A 6.57%, 9/1/13 (b) ..   Aaa     2,140      2,186,952
                                                                 ------------
                                                                    3,354,041
                                                                 ------------
FLORIDA--2.2%
  Tampa Solid Waste System Revenue Taxable
    Series A 6.46%, 10/1/09 ..................   Aaa     2,250      2,311,672
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (d) .......   Aaa     1,310      1,354,999
                                                                 ------------
                                                                    3,666,671
                                                                 ------------
ILLINOIS--0.9%
  Illinois Educational Facilities Authority -
    Layola University Revenue Taxable
    Series C 7.12%, 7/1/11 ...................   Aaa     1,330      1,420,360
                                                                 ------------
MASSACHUSETTS--1.9%
  Massachusetts Port Authority Taxable
    Series C 6.35%, 7/1/06 ...................   Aa      1,500      1,541,580
  Worcester Pension General Obligation
    Taxable 6.25%, 1/1/28 ....................   Aaa     1,750      1,655,430
                                                                 ------------
                                                                    3,197,010
                                                                 ------------
PENNSYLVANIA--1.2%
  Pittsburgh Pension General Obligation
    Taxable Series B 6.35%, 3/1/13 ...........   Aaa     2,000      2,007,500
                                                                 ------------
TEXAS--0.9%
  Texas State University System Revenue
    6.16%, 3/15/06 ...........................   Aaa     1,495      1,538,938
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $17,211,786) ..............................     17,680,850
                                                                 ------------

                                              MOODY'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED) (000)      VALUE
                                            ----------- -----   ------------
ASSET BACKED SECURITIES--1.5%
  Green Tree Financial Corp. 97-5, M1 6.95%,
    5/15/29 ..................................   Aa     $1,020   $    979,200
  Prudential Holdings LLC Series FSA 144A
    7.245%, 12/18/23 (b) .....................   Aaa     1,500      1,527,900
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Identified cost $2,469,272) ...............................      2,507,100
                                                                 ------------
CORPORATE BONDS--30.4%
AIRLINES--3.8%
  American Airlines, Inc. 01-2, A-2 144A
    7.858%, 10/1/11 (b) ......................   A       2,000      2,004,760
  America West Airlines, Inc. 00-G 8.057%,
    7/2/20 ...................................   Aaa     1,176      1,209,437
  Continental Airlines, Inc. 97-1A 7.461%,
    4/1/15 ...................................   A       1,296      1,166,569
  Northwest Airlines Corp. 00-1 G 8.072%,
    10/1/19 ..................................   Aaa     1,966      2,025,040
                                                                 ------------
                                                                    6,405,806
                                                                 ------------
ALUMINUM--0.3%
  Centuary Aluminum Co. 11.75%, 4/15/08 ......   Ba        500        520,000
                                                                 ------------
BANKS (MAJOR REGIONAL)--1.6%
  BNP U.S. Funding LLC Series A 144A
    7.738%, 12/31/49 (b)(d) ..................   A       2,500      2,634,480
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.7%
  Adelphia Communications Corp. 10.875%,
    10/1/10 ..................................   B         875        892,500
  Charter Communication Holdings 10%,
    5/15/11 ..................................   B       1,500      1,533,750
  Comcast Cable Communications, Inc. .........
    7.125%, 6/15/13 ..........................   Baa     1,000      1,026,933
  Insight Communications Co., Inc. 0%,
    2/15/11 (d) ..............................   B       1,750      1,041,250
                                                                 ------------
                                                                    4,494,433
                                                                 ------------
CHEMICALS--0.5%
  IMC Global, Inc. 6.50%, 8/1/03 .............   Ba        820        803,679
                                                                 ------------
CHEMICALS (SPECIALTY)--0.4%
  Equistar Chemicals 8.50%, 2/15/04 ..........   Ba        680        678,300
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.5%
  American Tower Corp. 9.375%, 2/1/09 ........   B       1,000        810,000
                                                                 ------------
CONSUMER FINANCE--1.0%
  Conseco Finance Corp. Series MTNA 6.50%,
    9/26/02 ..................................   B       1,000        765,000
  Ford Motor Credit Corp. 7.25%, 10/25/11 ....   A         875        851,485
                                                                 ------------
                                                                    1,616,485
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--1.1%
  AmerisourceBergen Corp. 144A 8.125%,
    9/1/08 (b) ...............................   Ba      1,000      1,030,000
  Fleming Cos., Inc. 144A 10.625%,
    7/31/07 (b) ..............................   B         925        888,000
                                                                 ------------
                                                                    1,918,000
                                                                 ------------
ENGINEERING & CONSTRUCTION--0.3%
  Encompass Services Corp. 144A 10.50%,
    5/1/09 (b) ...............................   B         625        425,000
                                                                 ------------
FINANCIAL (DIVERSIFIED)--2.3%
  Erac U.S.A. Finance Co. 144A 7.35%,
    6/15/08 (b) ..............................   Baa     1,000      1,012,640

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                              MOODY'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED) (000)      VALUE
                                            ----------- -----   ------------
FINANCIAL (DIVERSIFIED)--CONTINUED
  General Motors Acceptance Corp. 6.875%,
    9/15/11 ..................................   A      $1,750   $  1,714,228
  Pemex Project Funding Master Trust 9.125%,
    10/13/10 .................................   Baa     1,000      1,060,000
                                                                 ------------
                                                                    3,786,868
                                                                 ------------
FOODS--0.6%
  Land O Lakes, Inc. 144A 8.75%, 11/15/11 (b)    Ba      1,000        970,000
                                                                 ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.1%
  Mohegan Tribal Gaming Authority 8.125%,
    1/1/06 ...................................   Ba        145        149,712
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
  Fresenius Medical Capital Trust IV 7.875%,
    6/15/11 ..................................   Ba      1,250      1,237,500
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--1.4%
  HEALTHSOUTH Corp.144A 8.375%,
    10/1/11 (b) ..............................   Ba      1,750      1,802,500
  Insight Health Services, Inc. 144A 9.875%,
    11/1/11 (b) ..............................   B         500        520,000
                                                                 ------------
                                                                    2,322,500
                                                                 ------------
IRON & STEEL--1.5%
  AK Steel Corp. 9.125%, 12/15/06 ............   Ba      1,000      1,027,500
  Allegheny Technologies 144A 8.375%,
    12/15/11 (b) .............................   Baa     1,500      1,469,847
                                                                 ------------
                                                                    2,497,347
                                                                 ------------
LEISURE TIME (PRODUCTS)--0.7%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07 .........................   B       1,150      1,178,750
                                                                 ------------
MACHINERY (DIVERSIFIED)--0.9%
  Terex Corp. Series B 10.375%, 4/1/11 .......   B       1,500      1,567,500
                                                                 ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  R&B Falcon Corp. Series B 6.75%, 4/15/05 ...   Baa     1,000      1,030,000
                                                                 ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.5%
  Chesapeake Energy Corp. 144A 8.375%,
    11/1/08 (b) ..............................   B       1,500      1,488,750
  Hanover Equipment Trust 01-A, 144A 8.50%,
    9/1/08 (b) ...............................   Ba      1,000      1,045,000
                                                                 ------------
                                                                    2,533,750
                                                                 ------------
PAPER & FOREST PRODUCTS--0.6%
  Nortek, Inc. Series B 9.875%, 6/15/11 ......   B       1,000        995,000
                                                                 ------------
POWER PRODUCERS (INDEPENDENT)--0.5%
  AES Corp. 9.375%, 9/15/10 ..................   Ba      1,000        905,000
                                                                 ------------
PUBLISHING--0.6%
  Reed Elsevier Capital 6.75%, 8/1/11 ........   A       1,000      1,014,390
                                                                 ------------
PUBLISHING (NEWSPAPERS)--0.4%
  Belo Corp. 8%, 11/1/08 .....................   Baa       600        612,806
                                                                 ------------
RETAIL (SPECIALTY)--1.2%
  Amerigas Partners Eagle Finance Corp. 144A
    8.875%, 5/20/11 (b) ......................   Ba      1,000      1,035,000
  AutoNation, Inc. 144A 9%, 8/1/08 (b) .......   Ba      1,000      1,022,500
                                                                 ------------
                                                                    2,057,500
                                                                 ------------
SERVICES (COMMERCIAL & CONSUMER)--0.5%
  Service Corporation International 7.20%,
    6/1/06 ...................................   B       1,000        905,000
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
  Triton PCS, Inc. 144A 8.75%, 11/15/11 (b) ..   B       1,000      1,005,000
                                                                 ------------

                                              MOODY'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED) (000)      VALUE
                                            ----------- -----   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
  NTL Communications Corp. Series B
    11.50%, 10/1/08 ..........................   Caa    $  220   $     78,100
  NTL, Inc. Series B 11.50%, 2/1/06 ..........   Caa       380        134,900
  WorldCom, Inc. 7.50%, 5/15/11 ..............   A       1,500      1,543,013
                                                                 ------------
                                                                    1,756,013
                                                                 ------------
TELEPHONE--0.6%
  Qwest Capital Funding 7.25%, 2/15/11 .......   Baa     1,000        974,472
                                                                 ------------
TEXTILES (APPAREL)--1.1%
  Collins & Aikman Products 11.50%, 4/15/06 ..   B       1,000        980,000
  Collins & Aikman Products 144A 10.75%,
    12/31/11 (b) .............................   B         875        883,750
                                                                 ------------
                                                                    1,863,750
                                                                 ------------
WASTE MANAGEMENT--0.7%
  Allied Waste Industries 7.40%, 9/15/35 .....   Ba      1,500      1,200,000
                                                                 ------------
TOTAL CORPORATE BONDS
  (Identified cost $50,576,768) ..............................     50,869,041
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--17.2%
  CS First Boston Mortgage Securities Corp.
    97-SPCE, C 7.077%, 2/20/07 ...............   AAA(c)  2,000      2,020,000
  CS First Boston Mortgage Securities Corp.
    97-1R, 1M4 7.481%, 2/28/22 (d) ...........   Baa     1,470      1,444,855
  Commercial Mortgage Asset Trust 99-C1, D
    7.35%, 10/17/13 ..........................   Baa       500        494,954
  Commercial Resecuritization Trust 01-ABC2,
    A1 7.17%, 2/21/13 ........................   Aaa     1,750      1,786,641
  First Chicago/Lennar Trust 97-CHL1, D
    8.112%, 5/29/08 (d) ......................   BB(c)   2,000      1,829,376
  LB Commercial Conduit Mortgage Trust
    99-C2, A2 7.325%, 9/15/09 ................   Aaa     2,100      2,231,253
  Mortgage Capital Funding, Inc. 98-MC2, B
    6.549%, 5/18/08 ..........................   Aa      2,500      2,553,125
  Morgan Stanley Capital I 98-W F2, C 6.77%,
    7/15/30 ..................................   A(c)    1,700      1,727,094
  Norwest Asset Securities Corp. 99-5, B3
    6.25%, 3/25/14 ...........................   BBB(c)  1,375      1,376,650
  Norwest Asset Securities Corp. 99-10, B3
    6.25%, 4/25/14 ...........................   BBB(c)    791        748,311
  Norwest Asset Securities Corp. 97-7, B
    1 7%, 5/25/27 ............................   A       1,892      1,875,283
  Paine Webber Mortgage Acceptance Corp. .....
    00-1, M 7.75%, 9/25/30 ...................   AA(c)   1,269      1,321,890
  Residential Funding Mortgage Securities I
    94-S7, M3 6.50%, 3/25/24 6.50%,
    3/25/34 ..................................   Baa     3,670      3,677,373
  Ryland Mortgage Securities Corp. III 92-A,
    1A 8.25%, 3/29/30 (d) ....................   AAA(c)    164        162,940
  Securitized Asset Sales, Inc. 95-6, B3 7%,
    12/25/10 .................................   Aa        932        944,015
  Seneca Funding I Ltd Series Regs 4.846%,
    5/31/29 ..................................   Aa      2,000      1,740,000
  Structured Asset Securities Corp. 00-C2, L
    3.683%, 3/20/03 (d) ......................   BB(c)   1,179      1,167,294
  Summit Mortgage Trust 00-1, B3 6.14%,
    12/28/12 (d) .............................   A(c)    1,653      1,656,751
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $27,702,235) ..............................     28,757,805
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--17.6%
BRAZIL--4.8%
  Federal Republic of Brazil C Bond 8%,
    4/15/14 ..................................   B       7,388      5,698,350
  Federal Republic of Brazil 11%, 8/17/40 ....   B       3,000      2,317,500
                                                                 ------------
                                                                    8,015,850
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


                                              MOODY'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED) (000)      VALUE
                                            ----------- -----   ------------
BULGARIA--1.3%
  Republic of Bulgaria IAB PDI 4.563%,
    7/28/11 (d) ..............................   B      $1,733   $  1,524,600
  Republic of Bulgaria IAB RPDI 4.563%,
    7/28/11 (d) ..............................   B         248        217,800
  Republic of Bulgaria FLIRB Series A 4.563%,
    7/28/12 (d) ..............................   B         435        392,587
                                                                 ------------
                                                                    2,134,987
                                                                 ------------
COLOMBIA--2.1%
  Republic of Colombia 11.75%, 2/25/20 .......   Ba      3,425      3,425,000
                                                                 ------------
EL SALVADOR--0.6%
  Republic of El Salvador 144A 8.50%,
    7/25/11 (b) ..............................   Baa     1,000      1,082,500
                                                                 ------------
JAMAICA--0.6%
  Government of Jamaica 144A 11.75%,
    5/15/11 (b) ..............................   Ba      1,000      1,060,000
                                                                 ------------
MEXICO--1.9%
  United Mexican States 8.125%, 12/30/19 .....   Baa     2,500      2,435,000
  United Mexican States, Series MTN 8.30%,
    8/15/31 ..................................   Baa       750        738,750
                                                                 ------------
                                                                    3,173,750
                                                                 ------------
PANAMA--1.4%
  Republic of Panama 8.875%, 9/30/27 .........   Ba-     2,500      2,312,500
                                                                 ------------
PERU--0.9%
  Republic of Peru PDI Series 20YR 4.50%,
    3/7/17 (d) ...............................   Ba      2,000      1,515,000
                                                                 ------------
POLAND--1.8%
  Republic of Poland Series 0206 8.50%,
    2/12/06 ..................................   NR      8,050(f)   1,948,253
  Republic of Poland Bearer PDIP 6%,
    10/27/14 (d) .............................   Baa       990        984,431
                                                                 ------------
                                                                    2,932,684
                                                                 ------------
RUSSIA--1.7%
  Russian Federation RegS 5%, 3/31/30 (d) ....   Ba      5,000      2,906,250
                                                                 ------------
UKRAINE--0.5%
  Government of Ukraine 11%, 3/15/07 .........   Caa       940        904,750
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $27,935,482) ..............                     29,463,271
                                                                 ------------
FOREIGN CORPORATE BONDS--13.0%
CANADA--1.6%
  GT Group Telecom, Inc. 0%, 2/1/10 (d) ......   Caa     3,000        405,000
  Methanex Corp. 7.75%, 8/15/05 ..............   Ba      1,000        945,000
  Microcell Telecommunications, Inc. Series B
    14%, 6/1/06 (d) ..........................   Caa     1,500      1,290,000
                                                                 ------------
                                                                    2,640,000
                                                                 ------------
CAYMAN ISLANDS--1.1%
  Petrobas International Finance 144A
    9.75%, 7/6/11 (b) ........................   Baa     1,875      1,856,250
                                                                 ------------
CHILE--2.2%
  Empresa Nacional de Electricidad SA Series B
    8.50%, 4/1/09 ............................   Baa     2,000      2,049,360
  HQI Transelectric SA 7.875%, 4/15/11 .......   Baa     1,675      1,694,212
                                                                 ------------
                                                                    3,743,572
                                                                 ------------
IRELAND--0.4%
  Clondalkin Industries plc 10.625%, 1/15/10 .   B         750(g)     721,205
                                                                 ------------
ISRAEL--0.6%
  Partner Communications Co. Ltd. Series DTC
    13%, 8/15/10 .............................   B       1,000      1,010,000
                                                                 ------------

                                              MOODY'S    PAR
                                               RATING   VALUE
                                            (UNAUDITED) (000)      VALUE
                                            ----------- -----   ------------
MEXICO--1.5%
  Grupo Industrial Durango 12.625%, 8/1/03 ...   B      $  645   $    648,225
  Grupo Televisa SA 144A 8%, 9/13/11 (b) .....   Baa     1,000        998,750
  Grupo Transportacion Ferroviaria Mexicana
    SA de CV 0%, 6/15/09 (d) .................   B       1,000        882,500

                                                                    2,529,475
                                                                 ------------
NETHERLANDS--2.0%
  Deutsche Telekom International Finance BV
    8.25%, 6/15/30 ...........................   A       1,000      1,109,876
  Koninklijke KPN NV 8%, 10/1/10 .............   Baa       795        805,693
  Netia Holdings BV 13.75%, 6/15/10 ..........   Ca      1,000(g)     160,268
  United Pan-Europe Communications
    6.371%, 11/30/08 (d) .....................   Ca      1,500      1,170,000
                                                                 ------------
                                                                    3,245,837
                                                                 ------------
POLAND--1.0%
  TPSA Finance BV 144A 7.75%, 12/10/08 (b) ...   Baa     1,700      1,718,801
                                                                 ------------
RUSSIA--0.2%
  Metromedia International Group, Inc. .......
    Series B 0%, 9/30/07 (h)(i) ..............   NR        927        234,108
                                                                 ------------
UNITED KINGDOM--1.0%
  Royal & Sun Alliance Insurance Group
    8.95%, 10/15/29 ..........................   A       1,500      1,609,155
                                                                 ------------
VENEZUELA--1.4%
  PDVSA Finance Ltd. 98-1E 7.50%,
    11/15/28 .................................   Baa     3,250      2,380,625
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $25,280,547) ..............................     21,689,028
                                                                 ------------
CONVERTIBLE BONDS--0.5%
OIL & GAS (DRILLING & EQUIPMENT)--0.5%
  Parker Drilling Co. Cv. 5.50%, 8/1/04 ......   B       1,000        893,750
                                                                 ------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $892,953) .................................        893,750
                                                                 ------------
CREDIT LINKED NOTES--1.0%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
  Earls Four Limited Series 499 144A Repackaged
    Telewest Finance (Jersey) Ltd. 12.05%,
    7/7/05 (b)(h) ............................           1,000        720,000
                                                                 ------------
ELECTRICAL EQUIPMENT--0.6%
  STEERS Credit Linked Trust 2001, Series SLR-2
    Repackaged Selectron Corp. 0%, 5/20/20 (h)           1,000        930,000
                                                                 ------------
TOTAL CREDIT LINKED NOTES
  (Identified cost $2,000,000) ...............                      1,650,000
                                                                 ------------

                                                        SHARES
                                                        ------
PREFERRED STOCK--0.4%
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
  Nextel Communications, Inc. Series E PIK
    11.125%..........................................   12,170        669,350
                                                                 ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.0%
  Global Crossing Holdings Ltd. PIK Series E 10.50% .   14,846         29,691
                                                                 ------------
TOTAL PREFERRED STOCK
  (Identified cost $2,528,674) ...............................        699,041
                                                                 ------------
COMMON STOCKS--0.1%
TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
  AT&T Latin America Corp. Class A ..................   64,050         75,579
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $281,820) .................................         75,579
                                                                 ------------

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       SHARES        VALUE
                                                       ------    ------------
WARRANTS--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
  GT Group Telecom, Inc. 144A Warrants
    (Canada) (b)(e) .................................    3,000   $     15,000
  Local Space & Communications, Inc. Warrants (e) ...    1,000          2,000
                                                                 ------------
                                                                       17,000
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.0%
  Leap Wireless International, Inc. 144A
    Warrants (b) (e) ................................    1,500          3,750
                                                                 ------------
TOTAL WARRANTS
  (Identified cost $7,500) ...................................         20,750
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS--97.0%
  (Identified cost $164,446,766) .............................    162,283,937
                                                                 ------------

                                               MOODY'S    PAR
                                               RATING    VALUE
                                             (UNAUDITED) (000)
                                             ----------- -----
SHORT-TERM OBLIGATIONS--1.2%
COMMERCIAL PAPER--1.2%
  Govco, Inc. 1.75%, 1/2/02 ..................  A-1+    $1,950      1,949,905
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,949,905) ...............................      1,949,905
                                                                 ------------
TOTAL INVESTMENTS--98.2%
  (Identified cost $166,396,675) .............................    164,233,842(a)
  Other assets and liabilities, net--1.8% ....................      2,995,348
                                                                 ------------
NET ASSETS--100.0% ...........................................   $167,229,190
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,741,962 and gross depreciation of $8,082,695 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $166,574,575.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $30,407,130 or 18.18% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Polish Zloty.
(g) Par value represents Euro.
(h) Illiquid. At December 31, 2001, these securities amounted to a value of $1,884,108 or 1.13% of net assets.
(i) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2001, this security which is included in illiquid securities above amounted to $234,108 or 0.14% of net assets.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $166,396,675) ..................    $164,233,842
Cash ...........................................................................         148,023
Receivables
  Interest and dividends .......................................................       3,084,815
  Fund shares sold .............................................................         153,262
Prepaid expenses ...............................................................           1,422
                                                                                    ------------
    Total assets ...............................................................     167,621,364
                                                                                    ------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         213,507
  Investment advisory fee ......................................................          63,192
  Printing fee .................................................................          57,966
  Professional fee .............................................................          27,331
  Financial agent fee ..........................................................          14,227
  Trustees' fee ................................................................           3,262
Accrued expenses ...............................................................          12,689
                                                                                    ------------
    Total liabilities ..........................................................         392,174
                                                                                    ------------
NET ASSETS .....................................................................    $167,229,190
                                                                                    ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................    $196,900,134
  Undistributed net investment income ..........................................       1,325,991
  Accumulated net realized loss ................................................     (28,839,074)
  Net unrealized depreciation ..................................................      (2,157,861)
                                                                                    ------------
NET ASSETS .....................................................................    $167,229,190
                                                                                    ============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization ........................................      19,551,126
                                                                                    ============
Net asset value and offering price per share ...................................           $8.55
                                                                                           =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest .....................................................................     $14,374,596
  Dividends ....................................................................         231,085
                                                                                     -----------
    Total investment income ....................................................      14,605,681
                                                                                     -----------
EXPENSES
  Investment advisory fee ......................................................         830,877
  Financial agent fee ..........................................................         171,389
  Printing .....................................................................          70,765
  Custodian ....................................................................          53,331
  Professional .................................................................          29,589
  Trustees .....................................................................           8,437
  Miscellaneous ................................................................          17,716
                                                                                     -----------
    Total expenses .............................................................       1,182,104
    Less expenses borne by investment adviser ..................................         (96,613)
    Custodian fees paid indirectly .............................................          (5,351)
                                                                                     -----------
    Net expenses ...............................................................       1,080,140
                                                                                     -----------
NET INVESTMENT INCOME ..........................................................      13,525,541
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..............................................      (5,684,648)
  Net realized gain on swaps ...................................................         744,417
  Net realized loss on options .................................................         (88,750)
  Net realized loss on foreign currency transactions ...........................        (647,308)
  Net change in unrealized appreciation (depreciation) on investments ..........       2,220,960
  Net change in unrealized appreciation (depreciation) on foreign currency
    and foreign currency transactions ..........................................         102,558
  Net change in unrealized appreciation (depreciation) on swap agreements ......        (453,473)
                                                                                     -----------
NET LOSS ON INVESTMENTS ........................................................      (3,806,244)
                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $ 9,719,297
                                                                                     ===========

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                      YEAR ENDED        YEAR ENDED
                                                                                                       12/31/01          12/31/00
                                                                                                     ------------      ------------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $ 13,525,541      $ 13,668,791
  Net realized gain (loss) ......................................................................      (5,676,289)       (5,880,094)
  Net change in unrealized appreciation (depreciation) ..........................................       1,870,045         2,305,818
                                                                                                     ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       9,719,297        10,094,515
                                                                                                     ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................     (13,336,322)      (13,098,481)
                                                                                                     ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................     (13,336,322)      (13,098,481)
                                                                                                     ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (4,560,206 and 2,983,752 shares, respectively) ..................      40,237,530        26,381,533
  Net asset value of shares issued from reinvestment of distributions
  (1,546,724 and 1,491,618 shares, respectively) ................................................      13,336,322        13,098,481
  Cost of shares repurchased (4,859,933 and 5,555,049 shares, respectively) .....................     (42,828,727)      (49,211,316)
                                                                                                     ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................      10,745,125        (9,731,302)
                                                                                                     ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................       7,128,100       (12,735,268)
NET ASSETS
  Beginning of period ...........................................................................     160,101,090       172,836,358
                                                                                                     ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $1,325,991 AND $754,845,
    RESPECTIVELY) ...............................................................................    $167,229,190      $160,101,090
                                                                                                     ============      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                         YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                    2001(4)         2000         1999        1998        1997
                                                                    ------         ------       ------      ------      ------
Net asset value, beginning of period ............................    $8.75          $8.92        $9.18      $10.38      $10.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................     0.72(3)        0.75         0.73        0.77        0.75
  Net realized and unrealized gain (loss) .......................    (0.21)         (0.19)       (0.24)      (1.17)       0.34
                                                                    ------         ------       ------      ------      ------
    TOTAL FROM INVESTMENT OPERATIONS ............................     0.51           0.56         0.49       (0.40)       1.09
                                                                    ------         ------       ------      ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................    (0.71)         (0.73)       (0.75)      (0.74)      (0.77)
  Dividends from net realized gains .............................       --             --           --       (0.06)      (0.28
                                                                    ------         ------       ------      ------      ------
    TOTAL DISTRIBUTIONS .........................................    (0.71)         (0.73)       (0.75)      (0.80)      (1.05)
                                                                    ------         ------       ------      ------      ------
CHANGE IN NET ASSET VALUE .......................................    (0.20)         (0.17)       (0.26)      (1.20)       0.04
                                                                    ------         ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD ..................................   $ 8.55         $ 8.75       $ 8.92      $ 9.18      $10.38
                                                                    ======         ======       ======      ======      ======
Total return ....................................................     6.09%          6.47%        5.46%      (4.02)%     10.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........................... $167,229       $160,101     $172,836    $187,363    $191,627
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1) ........................................     0.65%(2)       0.65%        0.65%       0.64%       0.65%
  Net investment income .........................................     8.14%          8.45%        7.79%       7.61%       7.25%
Portfolio turnover rate .........................................      188%           148%         125%        160%        151%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69%, 0.71% and 0.66% for the periods ended December 31, 2001, 2000, 1999 and 1997, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                      See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

INVESTOR PROFILE
     The investment objective is long term capital appreciation with a secondary investment objective of current income.

INVESTMENT ADVISER'S REPORT
     For the first time since the bear market of 1973-74, nearly all of the major stock indices ended the year with negative returns for the second year in a row. For the fiscal year ended December 31, 2001, Phoenix-Hollister Value Equity Edge Series declined 17.96 versus the S&P 500 Index(2), which had a negative return of 11.87%. The Russell 1000 Value Index(1) had a negative return of 5.59%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

     An overweighting in financials, utilities and consumer staples subtracted from performance. Our underweighting in technology early in the year also hurt performance. As the year progressed, we built up the portfolio's tech weighting to nearer the benchmark weight and as a result, were negatively affected by the sector's poor results, particularly in February when the tech sector of the S&P 500 was down 28%. In addition, during the summer we had expected some economic recovery and positioned the portfolio to participate in the anticipated upturn in cyclical stocks, including airlines and hotels. Following the terrorist attacks of September 11th, these were the areas hardest hit, and our performance suffered as well.

OUTLOOK
     We believe the fourth-quarter rally may have marked the beginning of a turnaround in the economy. Historically, the market anticipates a recovery three to six months before the end of a recession. Therefore, we expect to see evidence of an economic recovery sometime in late spring or early summer.

     Although consumer spending may remain under some pressure near term, particularly as unemployment figures creep up, it will be the consumer who will drive the rebound in the economy. The Fed's aggressive rate-cutting in 2001 has resulted in a tremendous amount of liquidity in the system, which will benefit both the economy and the stock market. Another positive sign is the drawdown in inventories we are seeing. Corporate profits are also beginning to turnaround.

     Based on our outlook, we have focused on high quality consumer cyclical stocks, which typically lead the market rally as the economic cycle picks up momentum. The portfolio is also heavily weighted in financial stocks, which are very attractive given the current low interest rate environment and which should benefit even more from an economic recovery. We also own some stocks in the basic materials and capital goods sectors where we see good values. As always, stock selection is critical, and our emphasis is on identifying the dominant companies with niche positions in an industry. Communications is an area that we believe offers very attractive values at current levels. We believe the group has been oversold and will be adding to our position. Some of our favorite holdings are specialty providers, such as tower and fiber optics companies. The portfolio is underweighted in technology and energy, as well as in large pharmaceutical drug companies, although we do own some biotech stocks with strong new-product growth potential, a strong cash positions and solid balance sheets. We have also sold our food stocks, which we consider to be more defensive names.

     We believe our investment approach can add value in an uncertain market environment. While our portfolios will have a price/earnings multiple that is below the benchmark index, which helps provide downside protection, investors are also afforded the opportunity to participate in the market's upside potential because each of our holdings possesses a catalyst for price appreciation.

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Value Equity Series   Russell 1000 Value Index(1)   S&P 500 Index(2)
3/2/98          $10,000.00               $10,000.00              $10,000.00
12/31/98         11,079.20                10,965.50               11,895.30
12/31/99         13,774.80                11,771.30               14,409.40
12/29/00         18,205.20                12,596.90               13,085.60
12/31/01         14,935.30                11,892.80               11,531.70

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                       FROM
                                                                   INCEPTION
                                                                   3/2/98 TO
                                                       1 YEAR      12/31/01
-----------------------------------------------------------------------------
Value Equity Series                                   (17.96)%      11.02%
-----------------------------------------------------------------------------
Russell 1000 Value Index(1)                            (5.59)%       4.62%
-----------------------------------------------------------------------------
S&P 500 Index(2)                                      (11.87)%       3.79%
-----------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 3/2/98
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in the share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

1 The  Russell   1000  Value  Index  is  an   unmanaged   measure  of  large-cap
  value-oriented stock total return performance.
2 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                       SHARES        VALUE
                                                       -------    -----------
COMMON STOCKS--98.8%
AEROSPACE/DEFENSE--0.8%
  Boeing Co. (The) ...................................  17,200    $   667,016
                                                                  -----------
AGRICULTURAL PRODUCTS--0.3%
  Universal Corp. ....................................   7,000        254,870
                                                                  -----------
AIR FREIGHT--1.4%
  Airborne, Inc. .....................................  40,000        593,200
  FedEx Corp. (b) ....................................  12,000        622,560
                                                                  -----------
                                                                    1,215,760
                                                                  -----------
AIRLINES--2.2%
  Continental Airlines, Inc. Class B (b) .............  24,000        629,040
  Delta Air Lines, Inc. ..............................  23,000        672,980
  Southwest Airlines Co. .............................  30,000        554,400
                                                                  -----------
                                                                    1,856,420
                                                                  -----------
ALUMINUM--1.1%
  Alcoa, Inc. ........................................  27,000        959,850
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.2%
  Bandag, Inc. .......................................   5,000        173,800
                                                                  -----------
BANKS (MAJOR REGIONAL)--5.5%
  AmSouth Bancorp ....................................  20,000        378,000
  Comerica, Inc. .....................................  30,000      1,719,000
  FleetBoston Financial Corp. ........................  33,000      1,204,500
  Wells Fargo & Co. ..................................  31,000      1,346,950
                                                                  -----------
                                                                    4,648,450
                                                                  -----------
BANKS (MONEY CENTER)--1.3%
  Bank of America Corp. ..............................  18,000      1,133,100
                                                                  -----------
BANKS (REGIONAL)--4.1%
  Commerce Bancshares, Inc. ..........................  10,500        409,395
  Compass Bancshares, Inc. ...........................  20,000        566,000
  Cullen/Frost Bankers, Inc. .........................  35,000      1,080,800
  Southwest Bancorp. of Texas, Inc. (b) ..............  35,000      1,059,450
  Sterling Bancshares, Inc. ..........................  25,000        313,000
                                                                  -----------
                                                                    3,428,645
                                                                  -----------
BIOTECHNOLOGY--2.3%
  Amgen, Inc. (b) ....................................  23,000      1,298,120
  Biogen, Inc. (b) ...................................  10,000        573,500
  Incyte Pharma (b) ..................................   5,000         97,200
                                                                  -----------
                                                                    1,968,820
                                                                  -----------
CHEMICALS--2.4%
  Dow Chemical Co. (The) .............................  25,000        844,500
  Du Pont (E.I.) de Nemours & Co. ....................  20,000        850,200
  Lyondell Chemical Co. ..............................  20,000        286,600
                                                                  -----------
                                                                    1,981,300
                                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--5.7%
  Computer Associates International, Inc. ............  22,000        758,780
  Jack Henry & Assoc .................................  20,000        436,800
  Liberate Technologies, Inc. (b) .................... 100,000      1,148,000
  Microsoft Corp. (b) ................................  14,000        927,500
  Oracle Corp. (b) ...................................  83,000      1,146,230
  Simplex Solutions (b) ..............................   5,000         82,750
  Sybase, Inc. (b) ...................................  20,000        315,200
                                                                  -----------
                                                                    4,815,260
                                                                  -----------
CONSTRUCTION (CEMENT & AGGREGATES)--0.7%
  Texas Industries, Inc. .............................  15,000        553,500
                                                                  -----------

                                                       SHARES        VALUE
                                                       -------    -----------
CONSUMER FINANCE--1.3%
  MBNA Corp. .........................................  30,000    $ 1,056,000
                                                                  -----------
ELECTRIC COMPANIES--1.2%
  Entergy Corp. ......................................  10,000        391,100
  Mirant Corp. (b) ...................................  41,000        656,820
                                                                  -----------
                                                                    1,047,920
                                                                  -----------
ELECTRONICS (INSTRUMENTATION)--2.6%
  Bruker Daltonics, Inc. (b) .........................  90,000      1,471,500
  Harvard Bioscience, Inc. (b) .......................  50,000        497,000
  Waters Corp. (b) ...................................   5,000        193,750
                                                                  -----------
                                                                    2,162,250
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--1.9%
  Advanced Micro Devices, Inc. (b) ...................  22,600        358,436
  Applied Micro Circuits Corp. (b) ...................  20,000        226,400
  Conexant Systems, Inc. (b) .........................  15,000        215,400
  Pixelworks Inc (b) .................................  40,000        642,400
  TriQuint Semiconductor, Inc. (b) ...................  10,000        122,600
                                                                  -----------
                                                                    1,565,236
                                                                  -----------
FINANCIAL (DIVERSIFIED)--5.1%
  Allied Capital Corp. ...............................  50,000      1,300,000
  Ambac Financial Group, Inc. ........................  27,000      1,562,220
  American Express Co. ...............................  10,000        356,900
  Citigroup, Inc. ....................................  21,000      1,060,080
                                                                  -----------
                                                                    4,279,200
                                                                  -----------
FOODS--0.6%
  Kraft Foods, Inc. Class A ..........................  15,000        510,450
                                                                  -----------
FOOTWEAR--0.4%
  Sketchers U.S.A., Inc. Class A (b) .................  25,000        365,500
                                                                  -----------
HARDWARE & TOOLS--1.0%
  Toro Co. (The) .....................................  18,200        819,000
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.9%
  Cell Therapeutics, Inc. (b) ........................  55,000      1,327,700
  ICOS Corp. (b) .....................................  20,000      1,148,800
                                                                  -----------
                                                                    2,476,500
                                                                  -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
  HCA, Inc. ..........................................  10,000        385,400
                                                                  -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.7%
  Kimberly-Clark Corp. ...............................  10,000        598,000
                                                                  -----------
INSURANCE (LIFE/HEALTH)--1.6%
  AFLAC, Inc. ........................................  25,700        631,192
  Torchmark Corp. ....................................  19,000        747,270
                                                                  -----------
                                                                    1,378,462
                                                                  -----------
INSURANCE (PROPERTY-CASUALTY)--2.8%
  Allstate Corp. (The) ...............................  55,000      1,853,500
  Radian Group, Inc. .................................  10,700        459,565
                                                                  -----------
                                                                    2,313,065
                                                                  -----------
INVESTMENT BANKING/BROKERAGE--5.0%
  Instinet Group, Inc. (b) ...........................  75,000        753,750
  Legg Mason, Inc. ...................................   5,000        249,900
  Lehman Brothers Holdings, Inc. .....................  15,000      1,002,000
  Merrill Lynch & Co., Inc. ..........................  37,000      1,928,440
  SWS Group, Inc. ....................................  10,000        254,500
                                                                  -----------
                                                                    4,188,590
                                                                  -----------

                       See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                       SHARES        VALUE
                                                       -------    -----------
LEISURE TIME (PRODUCTS)--4.6%
  Hasbro, Inc. ....................................... 107,800    $ 1,749,594
  Six Flags, Inc. .................................... 140,000      2,153,200
                                                                  -----------
                                                                    3,902,794
                                                                  -----------
LODGING - HOTELS--0.9%
  Hilton Hotels Corp. ................................  63,000        687,960
  Marriott International, Inc. Class A ...............   1,000         40,650
                                                                  -----------
                                                                      728,610
                                                                  -----------
MACHINERY (DIVERSIFIED)--4.1%
  Caterpillar, Inc. ..................................  50,000      2,612,500
  Deere & Co. ........................................  15,000        654,900
  Terex Corp. (b) ....................................  10,000        175,400
                                                                  -----------
                                                                    3,442,800
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--5.0%
  Illinois Tool Works, Inc. ..........................  25,000      1,693,000
  Johnson Controls, Inc. .............................  10,000        807,500
  Textron, Inc. ......................................  20,000        829,200
  United Technologies Corp. ..........................  14,000        904,820
                                                                  -----------
                                                                    4,234,520
                                                                  -----------
MANUFACTURING (SPECIALIZED)--1.8%
  Watts Industries, Inc. Class A .....................  30,000        450,000
  York International Corp. ...........................  28,000      1,067,640
                                                                  -----------
                                                                    1,517,640
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--1.4%
  ChevronTexaco Corp. ................................  12,700      1,138,047
                                                                  -----------
PAPER & FOREST PRODUCTS--1.3%
  Georgia-Pacific Corp. ..............................  10,000        276,100
  International Paper Co. ............................  20,000        807,000
                                                                  -----------
                                                                    1,083,100
                                                                  -----------
RAILROADS--1.3%
  CSX Corp. ..........................................  32,000      1,121,600
                                                                  -----------
REITS--1.2%
  Annaly Mortgage Management, Inc. ...................  20,000        320,000
  Apartment Investment & Management Co. Class A ......   5,000        228,650
  Prentiss Properties Trust ..........................   7,000        192,150
  Summit Properties, Inc. ............................  10,000        250,200
                                                                  -----------
                                                                      991,000
                                                                  -----------
RESTAURANTS--1.1%
  McDonald's Corp. ...................................  35,000        926,450
                                                                  -----------
RETAIL (BUILDING SUPPLIES)--0.7%
  Sherwin-Williams Co. (The) .........................  20,000        550,000
                                                                  -----------
RETAIL (DEPARTMENT STORES)--0.9%
  Nordstrom, Inc. ....................................  36,800        744,464
                                                                  -----------
RETAIL (GENERAL MERCHANDISE)--1.4%
  Target Corp. .......................................  29,000      1,190,450
                                                                  -----------
RETAIL (SPECIALTY-APPAREL)--0.7%
  Talbots, Inc. (The) ................................  16,600        601,750
                                                                  -----------
SAVINGS & LOAN COMPANIES--0.5%
  Coastal Bancorp, Inc. ..............................  13,000        375,700
                                                                  -----------

                                                       SHARES        VALUE
                                                       -------    -----------
SERVICES (ADVERTISING/MARKETING)--2.1%
  Catalina Marketing Corp. (b) .......................  32,000    $ 1,110,400
  TMP Worldwide, Inc. (b) ............................  15,000        643,500
                                                                  -----------
                                                                    1,753,900
                                                                  -----------
SERVICES (COMMERCIAL & CONSUMER)--2.7%
  Cendant Corp. (b) .................................. 105,000      2,059,050
  Watson Wyatt & Co. Holdings (b) ....................  10,000        218,000
                                                                  -----------
                                                                    2,277,050
                                                                  -----------
SERVICES (EMPLOYMENT)--1.2%
  Manpower, Inc. .....................................  30,000      1,011,300
                                                                  -----------
SPECIALTY PRINTING--1.7%
  Valassis Communications, Inc. (b) ..................  40,000      1,424,800
                                                                  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.4%
  Nextel Communications, Inc. Class A (b) ............ 110,000      1,205,600
                                                                  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  Sprint Corp. (FON Group) ...........................  20,000        401,600
                                                                  -----------
TEXTILES (APPAREL)--0.6%
  Russell Corp .......................................  35,000        525,350
                                                                  -----------
TOBACCO--3.3%
  Philip Morris Cos., Inc. ...........................  30,000      1,375,500
  UST, Inc. ..........................................  40,000      1,400,000
                                                                  -----------
                                                                    2,775,500
                                                                  -----------
WASTE MANAGEMENT--2.8%
  Waste Management, Inc. .............................  74,700      2,383,677
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $82,285,042) ..............................     83,110,066
                                                                  -----------
FOREIGN COMMON STOCKS--0.3%
INSURANCE (LIFE/HEALTH)--0.3%
  Manulife Financial Corp. (Canada) ..................  10,000        260,600
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $287,403) .................................        260,600
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--99.1%
  (Identified cost $82,572,445) ..............................     83,370,666
                                                                  -----------

                                           STANDARD
                                           & POOR'S    PAR
                                             RATING    VALUE
                                          (UNAUDITED)  (000)
                                          -----------  -----
SHORT-TERM OBLIGATIONS--3.9%
COMMERCIAL PAPER--1.2%
  Receivables Capital Corp. 2.08%, 1/11/02    A-1      $ 1,004      1,003,420
                                                                  -----------
FEDERAL AGENCY SECURITIES--2.7%
  Freddie Mac 1.47%, 1/2/02 ..............    AAA        2,305      2,304,906
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,308,326) ...............................      3,308,326
                                                                  -----------
TOTAL INVESTMENTS--103.0%
  (Identified cost $85,880,770) ..............................     86,678,992(a)
  Other assets and liabilities, net--(3.0)% ..................     (2,519,864)
                                                                  -----------
NET ASSETS--100.0% ...........................................    $84,159,128
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,898,973 and gross depreciation of $3,236,005 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $86,016,024.
(b) Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $85,880,770) ...................    $86,678,992
Cash ...........................................................................          1,776
Receivables
  Investment securities sold ...................................................     10,025,382
  Fund shares sold .............................................................        295,970
  Dividends and interest .......................................................        124,490
  Tax reclaims .................................................................          2,312
Prepaid expenses ...............................................................            588
                                                                                    -----------
    Total assets ...............................................................     97,129,510
                                                                                    -----------
LIABILITIES
Payables
  Investment securities purchased ..............................................     12,791,120
  Fund shares repurchased ......................................................         69,458
  Investment advisory fee ......................................................         45,366
  Financial agent fee ..........................................................          8,186
  Trustees' fee ................................................................          3,262
Accrued expenses ...............................................................         52,990
                                                                                    -----------
    Total liabilities ..........................................................     12,970,382
                                                                                    -----------
NET ASSETS .....................................................................    $84,159,128
                                                                                    ===========

NET ASSETS CONSIST OF:

  Capital paid in on shares of beneficial interest .............................    $89,596,784
  Undistributed net investment income ..........................................        136,855
  Accumulated net realized loss ................................................     (6,372,733)
  Net unrealized appreciation ..................................................        798,222
                                                                                    -----------
NET ASSETS .....................................................................    $84,159,128
                                                                                    ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................................      6,781,027
                                                                                    ===========
Net asset value and offering price per share ...................................         $12.41
                                                                                         ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ....................................................................   $  1,161,257
  Interest .....................................................................        146,388
  Foreign taxes withheld .......................................................         (5,869)
                                                                                   ------------
    Total investment income ....................................................      1,301,776
                                                                                   ------------
EXPENSES
  Investment advisory fee ......................................................        465,134
  Financial agent fee ..........................................................         88,522
  Printing .....................................................................         38,783
  Professional .................................................................         27,100
  Custodian ....................................................................         26,333
  Trustees .....................................................................          8,437
  Miscellaneous ................................................................          7,753
                                                                                   ------------
    Total expenses .............................................................        662,062
    Less expense borne by investment adviser ...................................        (96,280)
    Custodian fees paid indirectly .............................................           (903)
                                                                                   ------------
    Net expenses ...............................................................        564,879
                                                                                   ------------
NET INVESTMENT INCOME ..........................................................        736,897
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..............................................     (6,316,439)
  Net change in unrealized appreciation (depreciation) on investments ..........     (6,361,675)
                                                                                   ------------
NET LOSS ON INVESTMENTS ........................................................    (12,678,114)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $(11,941,217)
                                                                                   ============

                        See Notes to Financial Statements

                      PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                     YEAR ENDED       YEAR ENDED
                                                                      12/31/01         12/31/00
                                                                    -----------      ------------
FROM OPERATIONS
  Net investment income (loss) .................................    $   736,897      $   217,788
  Net realized gain (loss) .....................................     (6,316,439)       3,290,918
  Net change in unrealized appreciation (depreciation) .........     (6,361,675)       4,815,976
                                                                    -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..    (11,941,217)       8,324,682
                                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................       (600,943)        (210,302)
  Net realized short-term gains ................................       (440,505)      (3,553,562)
  Net realized long-term gains .................................             --         (236,244)
                                                                    -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....     (1,041,448)      (4,000,108)
                                                                    -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (5,154,942 and 1,830,008 shares,
    respectively) ..............................................     68,982,484       26,662,655
  Net asset value of shares issued from reinvestment
    of distributions (80,045 and 268,777 shares,
    respectively) ..............................................      1,041,448        4,000,108
  Cost of shares repurchased (1,418,021 and 487,619 shares,
    respectively) ..............................................    (18,342,907)      (6,996,636)
                                                                    -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS ...............................................     51,681,025       23,666,127
                                                                    -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................     38,698,360       27,990,701
NET ASSETS
  Beginning of period ..........................................     45,460,768       17,470,067
                                                                    -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS) OF $136,855 AND
    $12,184, RESPECTIVELY) .....................................    $84,159,128      $45,460,768
                                                                    ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                 YEAR ENDED                            FROM
                                                                DECEMBER 31,                         INCEPTION
                                                    -----------------------------------------        3/2/98 TO
                                                     2001               2000           1999          12/31/98
                                                    ------             ------          ------        --------
Net asset value, beginning of period ....           $15.34             $12.91          $11.03         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........             0.11               0.07            0.04           0.05
  Net realized and unrealized gain (loss)            (2.86)              3.98            2.63           1.03
                                                    ------             ------          ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ....            (2.75)              4.05            2.67           1.08
                                                    ------             ------          ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..            (0.09)             (0.08)          (0.04)         (0.05)
  Dividends from net realized gains .....            (0.09)             (1.54)          (0.75)            --
                                                    ------             ------          ------         ------
    TOTAL DISTRIBUTIONS .................            (0.18)             (1.62)          (0.79)         (0.05)
                                                    ------             ------          ------         ------
CHANGE IN NET ASSET VALUE ...............            (2.93)              2.43            1.88           1.03
                                                    ------             ------          ------         ------
NET ASSET VALUE, END OF PERIOD ..........           $12.41             $15.34          $12.91         $11.03
                                                    ======             ======          ======         ======
Total return ............................           (17.96)%            32.16%          24.33%         10.79%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $84,159            $45,461         $17,470         $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................             0.85%(4)           0.85%           0.85%          0.85%(1)
  Net investment income .................             1.11%              0.79%           0.41%          0.85%(1)
Portfolio turnover rate .................              245%               166%            168%            77%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.00%, 1.33%, 2.03% and 2.46% for the periods ended December 31, 2001, 2000, 1999 and 1998,  respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.

INVESTMENT ADVISER'S REPORT
     The Phoenix-J.P. Morgan Research Enhanced Index Series and returned -11.90% (net of fees) for the twelve months ended December 31, 2001. The S&P 500 Index(1) returned -11.87% during this time period.

     The year 2001 will remain in our minds and hearts for a very long time. The outsized events, which occurred during the year, caused much personal angst while the equity markets hammered stocks for the second year in a row leaving the broad market in negative territory for consecutive years for the first time in more than twenty-five years.

     The economy fell into recession, but the official declaration came late in the year. Investors anticipated the slowdown early on as weakness in technology spending, continuous price declines for most goods, layoffs and disappointing corporate earnings announcements plagued the markets. The Federal Reserve attempted to accommodate the economic slowdown by easing interest rates an unprecedented eleven times bringing the Fed Funds rate to the lowest level in forty years, 1.75%. The tragic events of September 11th exacerbated investors' fears with a dramatic sell-off pushing market indices and volatility to levels not seen since the autumn of 1998.

     The steep decline in all equity market indices when stock trading resumed after September 11th proved, however, to be the market bottom for the year. Investors began to respond positively to news of success in the U.S. military campaign against terrorists. After being pummeled all year, technology stocks staged an impressive fourth quarter rally with the NASDAQ Composite returning 30% to close above pre-September 11th levels. In fact, all major indices rose in the quarter, ending the year on more optimistic footing.

     A number of high profile  events,  some company  specific,  caused  certain stocks and sectors to dramatically underperform. Examples include Enron's bankruptcy, Providian's collapse, disappointing news in product development for pharmaceuticals companies, and the cash flow crunch affecting the telecommunications sector. More cyclical sectors, like retail and basic materials, which responded to the Federal Reserve's aggressive action to boost the economy, partially offset the poor showing of other areas. In addition, the U.S. consumer showed remarkable resilience during the year providing support to consumer oriented sectors.

     Turbulent equity markets of 2001 provided a challenging backdrop as the Phoenix-J.P. Morgan Research Enhanced Index Series underperformed the S&P 500 slightly for the year. During the year, robust stock selection throughout the portfolio added value in 13 out of 19 sectors. At the sector level, security selection within Energy, Utilities and Health Services & Systems added significantly to performance over the year. An underweight position in Enron (-98.8%) was the largest contributor to performance over the year as the energy trader went from Wall Street darling to the largest bankruptcy in U.S. history in just over 12 months as the company's severe liquidity and legal problems became apparent. The decisions to underweight holdings in electric power plant owner Aes Corporation (-48.6%) and chipmaker Applied Micro Circuits (-59.3%) also contributed strongly to performance. However, an overweight position in Providian Financial (+93.4%) negatively impacted the portfolio as the marked deterioration in the sub-prime lending category post-September 11th terrorists attacks resulted in lower than expected fees and finance charges and larger than expected credit losses for the company.

OUTLOOK
     The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from fall levels. However, statistics of actual economic activity continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a sustainable recovery. With the financial system awash with liquidity, investors are wary about being too defensive and will continue to look for signs of an economic recovery. As always, our strategy will continue to focus on identifying relative value within sectors based on companies' longer-term earnings prospects.

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Research Enhanced Index Series       S&P 500 Index(1)
7/15/97              $10,000.00                    $10,000.00
12/31/97              10,582.60                     10,566.50
12/31/98              13,934.80                     13,605.10
12/31/99              16,563.20                     16,480.60
12/29/00              14,663.30                     14,966.50
12/31/01              12,918.30                     13,189.20

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                    FROM
                                                                 INCEPTION
                                                                7/15/97 TO
                                                      1 YEAR     12/31/01
--------------------------------------------------------------------------
Research Enhanced Index Series                       (11.90)%       5.90%
--------------------------------------------------------------------------
S&P 500 Index(1)                                     (11.87)%       6.39%
--------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of $10,000  made on 7/15/97
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment.

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)        VALUE
                                          ----------  --------   ------------
U.S. GOVERNMENT SECURITIES--0.1%
  U.S. Treasury Note 6.25%, 7/31/02 (c) ....   AAA      $  150   $    153,885
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $153,730) .................................        153,885
                                                                 ------------

                                                        SHARES       VALUE
                                                        ------   ------------
COMMON STOCKS--96.7%
AEROSPACE/DEFENSE--0.8%
  Boeing Co. (The) ...................................   7,000        271,460
  General Dynamics Corp. .............................   2,900        230,956
  Goodrich Corp. .....................................   3,500         93,170
  Lockheed Martin Corp. ..............................   5,300        247,351
                                                                 ------------
                                                                      842,937
                                                                 ------------
AIR FREIGHT--0.2%
  FedEx Corp. (b) ....................................   4,000        207,520
                                                                 ------------
AIRLINES--0.3%
  AMR Corp. (b) ......................................   3,500         77,595
  Delta Air Lines, Inc. ..............................   5,100        149,226
  Southwest Airlines Co. .............................   2,500         46,200
                                                                 ------------
                                                                      273,021
                                                                 ------------
ALUMINUM--0.4%
  Alcoa, Inc. ........................................  12,200        433,710
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.2%
  Delphi Automotive Systems ..........................   7,800        106,548
  Lear Corp. (b) .....................................   1,800         68,652
  Visteon Corp. ......................................   4,600         69,184
                                                                 ------------
                                                                      244,384
                                                                 ------------
AUTOMOBILES--0.3%
  Ford Motor Co. .....................................  10,600        166,632
  General Motors Corp. ...............................   3,200        155,520
                                                                 ------------
                                                                      322,152
                                                                 ------------
BANKS (MAJOR REGIONAL)--3.4%
  AmSouth Bancorp ....................................   5,000         94,500
  Bank of New York Co., Inc. (The) ...................  11,400        465,120
  Bank One Corp. .....................................  19,200        749,760
  BB&T Corp. .........................................     600         21,666
  First Alabama Bancshares, Inc. .....................     900         26,946
  Huntington Bancshares, Inc. ........................     400          6,876
  KeyCorp ............................................     900         21,906
  Mellon Financial Corp. .............................   1,700         63,954
  Northern Trust Corp. ...............................   4,200        252,924
  PNC Financial Services Group .......................   7,200        404,640
  SouthTrust Corp. ...................................   6,200        152,954
  SunTrust Banks, Inc. ...............................   3,300        206,910
  U.S. Bancorp .......................................  38,100        797,433
  Union Planters Corp. ...............................   2,600        117,338
  Wells Fargo & Co. ..................................   4,800        208,560
                                                                 ------------
                                                                    3,591,487
                                                                 ------------
BANKS (MONEY CENTER)--0.9%
  Bank of America Corp. ..............................   8,300        522,485
  Wachovia Corp. .....................................  14,700        460,992
                                                                 ------------
                                                                      983,477
                                                                 ------------
BANKS (REGIONAL)--0.3%
  Banknorth Group, Inc. ..............................   1,400         31,528
  Compass Bancshares, Inc. ...........................   1,000         28,300
  FirstMerit Corp. ...................................     300          8,127
  Hibernia Corp. Class A .............................   2,300         40,917
  Marshall & Ilsley Corp. ............................     800         50,624

                                                        SHARES       VALUE
                                                        ------   ------------
BANKS (REGIONAL)--CONTINUED
  National Commerce Financial Corp. ..................   2,600   $     65,780
  TCF Financial Corp. ................................     400         19,192
  Wilmington Trust Corp. .............................     400         25,324
                                                                 ------------
                                                                      269,792
                                                                 ------------
BEVERAGES (ALCOHOLIC)--0.2%
  Anheuser-Busch Cos., Inc. ..........................   5,200        235,092
                                                                 ------------
BEVERAGES (NON-ALCOHOLIC)--2.1%
  Coca-Cola Co. (The) ................................  27,500      1,296,625
  PepsiCo, Inc. ......................................  18,700        910,503
                                                                 ------------
                                                                    2,207,128
                                                                 ------------
BIOTECHNOLOGY--1.0%
  Amgen, Inc. (b) ....................................  13,400        756,296
  Human Genome Sciences, Inc. (b) ....................   5,700        192,204
  Immunex Corp. (b) ..................................     100          2,771
  Vertex Pharmaceuticals, Inc. (b) ...................   2,400         59,016
                                                                 ------------
                                                                    1,010,287
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
  Adelphia Communications Corp. Class A (b) ..........   3,900        121,602
  Charter Communications, Inc. Class A (b) ...........   9,000        147,870
  Comcast Corp. Class A (b) ..........................  14,300        514,800
  Fox Entertainment Group, Inc. Class A (b) ..........   2,600         68,978
  Liberty Media Corp. Class A (b) ....................  11,300        158,200
                                                                 ------------
                                                                    1,011,450
                                                                 ------------
BUILDING MATERIALS--0.2%
  Masco Corp. ........................................   8,900        218,050
                                                                 ------------
CHEMICALS--1.0%
  Air Products and Chemicals, Inc. ...................   2,800        131,348
  Dow Chemical Co. (The) .............................  14,500        489,810
  Du Pont (E.I.) de Nemours & Co. ....................     400         17,004
  Praxair, Inc. ......................................   5,400        298,350
  Rohm & Haas Co. ....................................   2,000         69,260
                                                                 ------------
                                                                    1,005,772
                                                                 ------------
CHEMICALS (DIVERSIFIED)--0.3%
  PPG Industries, Inc. ...............................   5,100        263,772
                                                                 ------------
CHEMICALS (SPECIALTY)--0.0%
  Monsanto Co. .......................................     200          6,760
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.4%
  American Tower Corp. Class A (b) ...................   5,600         53,032
  CIENA Corp. (b) ....................................   3,800         54,378
  Corning, Inc. ......................................   5,100         45,492
  JDS Uniphase Corp. (b) .............................  21,100        183,148
  Lucent Technologies, Inc. (b)(c) ...................  31,900        200,651
  Motorola, Inc. .....................................  34,800        522,696
  QUALCOMM, Inc. (b) .................................   7,500        378,750
  Tellabs, Inc. (b) ..................................   1,300         19,448
                                                                 ------------
                                                                    1,457,595
                                                                 ------------
COMPUTERS (HARDWARE)--4.1%
  Brocade Communications Systems, Inc. (b) ...........     300          9,936
  Compaq Computer Corp. ..............................  10,400        101,504
  Dell Computer Corp. (b) ............................  28,600        777,348
  Hewlett-Packard Co. ................................  19,200        394,368
  International Business Machines Corp. (c) ..........  19,100      2,310,336
  Juniper Networks, Inc. (b) .........................   1,300         24,635
  NCR Corp. (b) ......................................   7,600        280,136
  Sun Microsystems, Inc. (b) .........................  36,900        453,870
                                                                 ------------
                                                                    4,352,133
                                                                 ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                        ------   ------------
COMPUTERS (NETWORKING)--1.5%
  Cisco Systems, Inc. (b)(c) .........................  83,400   $  1,510,374
  Network Appliance, Inc. (b) ........................   1,400         30,618
                                                                 ------------
                                                                    1,540,992
                                                                 ------------
COMPUTERS (PERIPHERALS)--0.2%
  EMC Corp. (b) ......................................  14,700        197,568
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--5.4%
  Adobe Systems, Inc. ................................   1,800         55,890
  Autodesk, Inc. .....................................     200          7,454
  BEA Systems, Inc. (b) ..............................   2,500         38,500
  Citrix Systems, Inc. (b) ...........................   3,700         83,842
  Computer Associates International, Inc. ............   5,600        193,144
  eBay, Inc. (b) .....................................   1,300         86,970
  Intuit, Inc. (b) ...................................     600         25,668
  Microsoft Corp. (b)(c) .............................  56,800      3,763,000
  Oracle Corp. (b) ...................................  56,700        783,027
  Parametric Technology Corp. (b) ....................     100            781
  PeopleSoft, Inc. (b) ...............................   1,700         68,340
  Peregrine Systems, Inc. (b) ........................   2,000         29,660
  Siebel Systems, Inc. (b) ...........................   9,200        257,416
  VeriSign, Inc. (b) .................................   1,600         60,864
  VERITAS Software Corp. (b) .........................   5,000        224,150
                                                                 ------------
                                                                    5,678,706
                                                                 ------------
CONSUMER FINANCE--1.5%
  AmeriCredit Corp. (b) ..............................   2,900         91,495
  Capital One Financial Corp. ........................   8,200        442,390
  Countrywide Credit Industries, Inc. ................  10,800        442,476
  Household International, Inc. ......................   5,600        324,464
  MBNA Corp. .........................................   9,200        323,840
                                                                 ------------
                                                                    1,624,665
                                                                 ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
  Temple-Inland, Inc. ................................   1,700         96,441
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--0.6%
  Cardinal Health, Inc. ..............................   3,800        245,708
  SYSCO Corp. ........................................  12,700        332,994
                                                                 ------------
                                                                      578,702
                                                                 ------------
ELECTRIC COMPANIES--2.6%
  Ameren Corp. .......................................   3,000        126,900
  American Electric Power Co., Inc. ..................   1,700         74,001
  Cinergy Corp. ......................................   4,100        137,063
  CMS Energy Corp. ...................................   4,600        110,538
  Consolidated Edison, Inc. ..........................     800         32,288
  Constellation Energy Group, Inc. ...................     900         23,895
  Dominion Resources, Inc. ...........................   2,100        126,210
  DTE Energy Co. .....................................   4,900        205,506
  Duke Energy Corp. ..................................   2,100         82,446
  Edison International (b) ...........................  11,500        173,650
  Entergy Corp. ......................................   9,500        371,545
  FirstEnergy Corp. ..................................   2,700         94,446
  FPL Group, Inc. ....................................   3,000        169,200
  PG&E Corp. (b) .....................................  13,900        267,436
  Pinnacle West Capital Corp. ........................   2,500        104,625
  Potomac Electric Power Co. .........................   1,300         29,341
  PPL Corp. ..........................................   1,300         45,305
  Progress Energy, Inc. ..............................   6,300        283,689
  Reliant Energy, Inc. ...............................   1,600         42,432
  Teco Energy, Inc. ..................................   1,100         28,864
  TXU Corp. ..........................................     200          9,430
  Wisconsin Energy Corp. .............................   3,200         72,192
  Xcel Energy, Inc. ..................................   6,000        166,440
                                                                 ------------
                                                                    2,777,442
                                                                 ------------

                                                        SHARES       VALUE
                                                        ------   ------------
ELECTRICAL EQUIPMENT--4.1%
  Cooper Industries, Inc. ............................   1,700   $     59,364
  Emerson Electric Co. ...............................   4,800        274,080
  General Electric Co. (c) ...........................  98,400      3,943,872
  Rockwell International Corp. .......................   3,100         55,366
                                                                 ------------
                                                                    4,332,682
                                                                 ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.1%
  Grainger (W.W.), Inc. ..............................   2,800        134,400
                                                                 ------------
ELECTRONICS (INSTRUMENTATION)--0.1%
  Agilent Technologies, Inc. (b) .....................   3,100         88,381
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--3.8%
  Altera Corp. (b) ...................................   7,400        157,028
  Analog Devices, Inc. (b) ...........................   4,400        195,316
  Applied Micro Circuits Corp. (b) ...................     800          9,056
  Broadcom Corp. Class A (b) .........................   1,900         77,653
  Cypress Semiconductor Corp. (b) ....................     200          3,986
  Intel Corp. (c) ....................................  69,500      2,185,775
  Lattice Semiconductor Corp. (b) ....................   1,900         39,083
  Linear Technology Corp. ............................   4,700        183,488
  LSI Logic Corp. (b) ................................   1,600         25,248
  Maxim Integrated Products, Inc. (b) ................   3,400        178,534
  Micron Technology, Inc. (b) ........................   4,400        136,400
  PMC-Sierra, Inc. (b) ...............................   1,500         31,890
  Texas Instruments, Inc. ............................  17,000        476,000
  Vitesse Semiconductor Corp. (b) ....................     700          8,701
  Xilinx, Inc. (b) ...................................   6,600        257,730
                                                                 ------------
                                                                    3,965,888
                                                                 ------------
ENTERTAINMENT--2.3%
  AOL Time Warner, Inc. (b) ..........................  44,100      1,415,610
  Viacom, Inc. Class B (b) ...........................  20,100        887,415
  Walt Disney Co. (The) ..............................   4,200         87,024
                                                                 ------------
                                                                    2,390,049
                                                                 ------------
EQUIPMENT (SEMICONDUCTORS)--0.5%
  Applied Materials, Inc. (b) ........................  11,100        445,110
  Teradyne, Inc. (b) .................................   1,100         33,154
                                                                 ------------
                                                                      478,264
                                                                 ------------
FINANCIAL (DIVERSIFIED)--5.3%
  Ambac Financial Group, Inc. ........................   4,100        237,226
  American Express Co. ...............................   5,400        192,726
  Citigroup, Inc. (c) ................................  60,700      3,064,136
  Fannie Mae .........................................  13,500      1,073,250
  Freddie Mac ........................................   8,700        568,980
  Morgan Stanley Dean Witter & Co. ...................   7,900        441,926
                                                                 ------------
                                                                    5,578,244
                                                                 ------------
FOODS--0.6%
  Campbell Soup Co. ..................................     500         14,935
  Heinz (H.J.) Co. ...................................   4,900        201,488
  Hershey Foods Corp. ................................     500         33,850
  Kellogg Co. ........................................   5,200        156,520
  Kraft Foods, Inc. Class A ..........................   7,900        268,837
                                                                 ------------
                                                                      675,630
                                                                 ------------
FOOTWEAR--0.2%
  NIKE, Inc. Class B .................................   4,300        241,832
                                                                 ------------
HARDWARE & TOOLS--0.1%
  Black & Decker Corp. (The) .........................   3,400        128,282
                                                                 ------------
HEALTH CARE (DIVERSIFIED)--4.7%
  Abbott Laboratories ................................  16,400        914,300
  American Home Products Corp. .......................  22,000      1,349,920
  Bristol-Myers Squibb Co. ...........................  16,400        836,400
  Johnson & Johnson ..................................  31,100      1,838,010
                                                                 ------------
                                                                    4,938,630
                                                                 ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                        ------   ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.3%
  Allergan, Inc. .....................................   1,400   $    105,070
  Forest Laboratories, Inc. (b) ......................   4,300        352,385
  Lilly (Eli) & Co. ..................................   9,100        714,714
  Merck & Co., Inc. ..................................  18,800      1,105,440
  Pfizer, Inc. .......................................  58,500      2,331,225
  Pharmacia Corp. ....................................   8,600        366,790
  Schering-Plough Corp. ..............................  17,700        633,837
                                                                 ------------
                                                                    5,609,461
                                                                 ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.7%
  HCA, Inc. ..........................................  10,700        412,378
  Tenet Healthcare Corp. (b) .........................   5,400        317,088
                                                                 ------------
                                                                      729,466
                                                                 ------------
HEALTH CARE (MANAGED CARE)--0.5%
  CIGNA Corp. ........................................   4,900        453,985
  UnitedHealth Group, Inc. ...........................     100          7,077
  WellPoint Health Networks, Inc. (b) ................     900        105,165
                                                                 ------------
                                                                      566,227
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.7%
  Applied Biosystems Group - Applera Corp. ...........   2,500         98,175
  Bard (C.R.), Inc. ..................................     800         51,600
  Baxter International, Inc. .........................  10,200        547,026
  Becton, Dickinson and Co. ..........................   7,100        235,365
  Boston Scientific Corp. (b) ........................   3,200         77,184
  Guidant Corp. (b) ..................................   4,200        209,160
  Medtronic, Inc. (b) ................................   7,800        399,438
  St. Jude Medical, Inc. (b) .........................   1,900        147,535
  Zimmer Holdings, Inc. (b) ..........................     900         27,486
                                                                 ------------
                                                                    1,792,969
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.0%
  Omnicare, Inc. .....................................   1,300         32,344
                                                                 ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.9%
  Colgate-Palmolive Co. ..............................   8,900        513,975
  Kimberly-Clark Corp. ...............................   6,200        370,760
  Procter & Gamble Co. (The) .........................  14,400      1,139,472
                                                                 ------------
                                                                    2,024,207
                                                                 ------------
INSURANCE (LIFE/HEALTH)--1.4%
  AFLAC, Inc. ........................................  11,500        282,440
  Jefferson Pilot Corp. ..............................   3,300        152,691
  Lincoln National Corp. .............................   4,200        203,994
  MetLife, Inc. ......................................  13,000        411,840
  Protective Life Corp. ..............................     900         26,037
  Prudential Financial, Inc. (b) .....................   3,900        129,441
  Torchmark Corp. ....................................   3,500        137,655
  UnumProvident Corp. ................................   5,700        151,107
                                                                 ------------
                                                                    1,495,205
                                                                 ------------
INSURANCE (MULTI-LINE)--1.9%
  American International Group, Inc. .................  23,500      1,865,900
  Hartford Financial Services Group, Inc. (The) ......   1,500         94,245
                                                                 ------------
                                                                    1,960,145
                                                                 ------------
INSURANCE (PROPERTY-CASUALTY)--0.6%
  Allstate Corp. (The) ...............................  11,600        390,920
  Chubb Corp. (The) ..................................     200         13,800
  Cincinnati Financial Corp. .........................     100          3,815
  MBIA, Inc. .........................................   4,100        219,883
                                                                 ------------
                                                                      628,418
                                                                 ------------
INVESTMENT BANKING/BROKERAGE--1.1%
  E*TRADE Group, Inc. (b) ............................  13,500        138,375
  Edwards (A.G.), Inc. ...............................   1,000         44,170
  Goldman Sachs Group, Inc. (The) ....................   3,900        361,725
  Instinet Group, Inc. (b) ...........................   2,800         28,140

                                                        SHARES       VALUE
                                                        ------   ------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
  Legg Mason, Inc. ...................................     200   $      9,996
  Merrill Lynch & Co., Inc. ..........................   3,400        177,208
  Schwab (Charles) Corp. (The) .......................  22,800        352,716
                                                                 ------------
                                                                    1,112,330
                                                                 ------------
INVESTMENT MANAGEMENT--0.2%
  Stilwell Financial, Inc. ...........................   5,900        160,598
  T.Rowe Price Group, Inc. ...........................   2,300         79,879
                                                                 ------------
                                                                      240,477
                                                                 ------------
IRON & STEEL--0.0%
  Allegheny Technology, Inc. .........................   1,400         23,450
                                                                 ------------
LEISURE TIME (PRODUCTS)--0.4%
  Harley-Davidson, Inc. ..............................   2,500        135,775
  Hasbro, Inc. .......................................   4,900         79,527
  Mattel, Inc. .......................................  14,500        249,400
                                                                 ------------
                                                                      464,702
                                                                 ------------
LODGING - HOTELS--0.5%
  Carnival Corp. .....................................   4,500        126,360
  Marriott International, Inc. Class A ...............   6,000        243,900
  Starwood Hotels & Resorts Worldwide, Inc. ..........   6,600        197,010
                                                                 ------------
                                                                      567,270
                                                                 ------------
MACHINERY (DIVERSIFIED)--0.4%
  Caterpillar, Inc. ..................................   4,400        229,900
  Ingersoll-Rand Co. .................................   4,000        167,240
                                                                 ------------
                                                                      397,140
                                                                 ------------
MANUFACTURING (DIVERSIFIED)--3.1%
  Danaher Corp. ......................................   3,700        223,147
  Eaton Corp. ........................................   2,000        148,820
  Honeywell International, Inc. ......................   5,200        175,864
  Illinois Tool Works, Inc. ..........................   1,800        121,896
  ITT Industries, Inc. ...............................   3,300        166,650
  Johnson Controls, Inc. .............................   2,600        209,950
  Parker-Hannifin Corp. ..............................   1,600         73,456
  Tyco International Ltd. ............................  28,300      1,666,870
  United Technologies Corp. ..........................   6,700        433,021
                                                                 ------------
                                                                    3,219,674
                                                                 ------------
NATURAL GAS--0.8%
  Dynegy, Inc. Class A ...............................   7,700        196,350
  El Paso Corp. ......................................  11,900        530,859
  NiSource, Inc. .....................................     500         11,530
  Williams Cos., Inc. (The) ..........................   3,800         96,976
                                                                 ------------
                                                                      835,715
                                                                 ------------
OIL--0.5%
  Conoco, Inc. .......................................  11,800        333,940
  Phillips Petroleum Co. .............................   2,900        174,754
                                                                 ------------
                                                                      508,694
                                                                 ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.7%
  Baker Hughes, Inc. .................................   6,100        222,467
  Cooper Cameron Corp. (b) ...........................   4,200        169,512
  Diamond Offshore Drilling, Inc. ....................   4,400        133,760
  Schlumberger Ltd. ..................................     700         38,465
  Transocean Sedco Forex, Inc. .......................   4,600        155,572
                                                                 ------------
                                                                      719,776
                                                                 ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
  Anadarko Petroleum Corp. ...........................   1,700         96,645
                                                                 ------------
OIL (INTERNATIONAL INTEGRATED)--3.9%
  ChevronTexaco Corp. ................................  14,700      1,317,267
  Exxon Mobil Corp. ..................................  72,000      2,829,600
                                                                 ------------
                                                                    4,146,867
                                                                 ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                        ------   ------------
PAPER & FOREST PRODUCTS--0.4%
  Georgia-Pacific Corp. ..............................   5,700   $    157,377
  Weyerhaeuser Co. ...................................   4,300        232,544
  Willamette Industries, Inc. ........................     400         20,848
                                                                 ------------
                                                                      410,769
                                                                 ------------
PERSONAL CARE--0.4%
  Gilliette Co. (The) ................................  12,000        400,800
                                                                 ------------
PHOTOGRAPHY/IMAGING--0.1%
  Eastman Kodak Co. ..................................   3,400        100,062

PUBLISHING--0.2%
  Gemstar-TV Guide International, Inc. (b) ...........   8,100        224,370
                                                                 ------------
PUBLISHING (NEWSPAPERS)--0.4%
  Gannett Co., Inc. ..................................   6,300        423,549
  New York Times Co. (The) Class A ...................     500         21,625
                                                                 ------------
                                                                      445,174
                                                                 ------------
RAILROADS--0.4%
  Burlington Northern Santa Fe Corp. .................   9,800        279,594
  CSX Corp. ..........................................   3,200        112,160
  GATX Corp. .........................................     500         16,260
  Norfolk Southern Corp. .............................     500          9,165
  Union Pacific Corp. ................................     800         45,600
                                                                 ------------
                                                                      462,779
                                                                 ------------
RESTAURANTS--0.4%
  McDonald's Corp. ...................................  17,500        463,225
                                                                 ------------
RETAIL (BUILDING SUPPLIES)--1.6%
  Home Depot, Inc. (The) .............................  28,000      1,428,280
  Lowe's Cos., Inc. ..................................   6,400        297,024
                                                                 ------------
                                                                    1,725,304
                                                                 ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.1%
  Best Buy Co., Inc. (b) .............................   1,500        111,720
                                                                 ------------
RETAIL (DEPARTMENT STORES)--0.6%
  Federated Department Stores, Inc. (b) ..............   3,500        143,150
  Kohl's Corp. (b) ...................................   6,600        464,904
  May Department Stores Co. (The) ....................   1,400         51,772
                                                                 ------------
                                                                      659,826
                                                                 ------------
RETAIL (DRUG STORES)--0.3%
  CVS Corp. ..........................................   3,500        103,600
  Walgreen Co. .......................................   7,700        259,182
                                                                 ------------
                                                                      362,782
                                                                 ------------
RETAIL (FOOD CHAINS)--0.7%
  Kroger Co. (The) (b) ...............................   9,200        192,004
  Safeway, Inc. (b) ..................................  12,900        538,575
                                                                 ------------
                                                                      730,579
                                                                 ------------
RETAIL (GENERAL MERCHANDISE)--2.9%
  Costco Wholesale Corp. (b) .........................   5,300        235,214
  Target Corp. .......................................  13,500        554,175
  Wal-Mart Stores, Inc. (c) ..........................  40,200      2,313,510
                                                                 ------------
                                                                    3,102,899
                                                                 ------------
RETAIL (SPECIALTY)--0.2%
  Bed Bath & Beyond, Inc. (b) ........................   7,000        237,300
                                                                 ------------
RETAIL (SPECIALTY-APPAREL)--0.5%
  Abercrombie & Fitch Co.  Class A (b) ...............   6,000        159,180
  Limited, Inc. (The) ................................   1,200         17,664
  TJX Cos., Inc. (The) ...............................   9,900        394,614
                                                                 ------------
                                                                      571,458
                                                                 ------------

                                                        SHARES       VALUE
                                                        ------   ------------
SAVINGS & LOAN COMPANIES--1.1%
  Astoria Financial Corp. ............................     900   $     23,814
  Charter One Financial, Inc. ........................   3,800        103,170
  Golden State Bancorp, Inc. .........................   2,400         62,760
  GreenPoint Financial Corp. .........................   2,800        100,100
  Indymac Bancorp, Inc. (b) ..........................   1,200         28,056
  Washington Mutual, Inc. ............................  24,500        801,150
                                                                 ------------
                                                                    1,119,050
                                                                 ------------
SERVICES (ADVERTISING/MARKETING)--0.3%
  Interpublic Group of Cos., Inc. (The) ..............   5,800        171,332
  Omnicom Group, Inc. ................................   1,700        151,895
                                                                 ------------
                                                                      323,227
                                                                 ------------
SERVICES (COMMERCIAL & CONSUMER)--0.4%
  Cendant Corp. (b) ..................................  18,800        368,668
  Crown Castle International Corp. (b) ...............   1,000         10,680
                                                                 ------------
                                                                      379,348
                                                                 ------------
SERVICES (COMPUTER SYSTEMS)--0.4%
  Computer Sciences Corp. (b) ........................   2,600        127,348
  Electronic Data Systems Corp. ......................   4,700        322,185
                                                                 ------------
                                                                      449,533
                                                                 ------------
SERVICES (DATA PROCESSING)--0.4%
  Automatic Data Processing, Inc. ....................   6,500        382,850
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
  AT&T Wireless Services, Inc. (b) ...................  28,800        413,856
  Nextel Communications, Inc. Class A (b) ............   8,300         90,968
  Sprint Corp. (PCS Group) (b) .......................  14,300        349,063
                                                                 ------------
                                                                      853,887
                                                                 ------------
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
  AT&T Corp. .........................................  33,200        602,248
  Sprint Corp. (FON Group) ...........................   3,700         74,296
  WorldCom, Inc. - MCI Group .........................     900         11,430
  WorldCom, Inc. - WorldCom Group (b)(c) .............  33,600        473,088
                                                                 ------------
                                                                    1,161,062
                                                                 ------------
TELEPHONE--3.5%
  ALLTEL Corp. .......................................   1,400         86,422
  BellSouth Corp. ....................................  16,000        610,400
  Qwest Communications International, Inc. ...........  26,400        373,032
  SBC Communications, Inc. ...........................  29,900      1,171,183
  Verizon Communications, Inc. .......................  30,400      1,442,784
                                                                 ------------
                                                                    3,683,821
                                                                 ------------
TEXTILES (APPAREL)--0.1%
  Jones Apparel Group, Inc. (b) ......................   3,800        126,046
                                                                 ------------
TOBACCO--1.5%
  Philip Morris Cos., Inc. ...........................  33,500      1,535,975
                                                                 ------------
TRUCKS & PARTS--0.0%
  Paccar, Inc. .......................................     400         26,248
                                                                 ------------
WASTE MANAGEMENT--0.4%
  Waste Management, Inc. .............................  13,700        437,167
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $106,629,553) .............................    102,041,760
                                                                 ------------
FOREIGN COMMON STOCKS--1.9%
ALUMINUM--0.2%
  Alcan Inc. (Canada) ................................   6,700        240,731
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.2%
  Nortel Networks Corp. (Canada) (b) .................  29,700        222,750
                                                                 ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                        ------   ------------
FOODS--0.5%
  Unilever NV NY Registered Shares (Netherlands) .....   8,500   $    489,685
                                                                 ------------
GOLD & PRECIOUS METALS MINING--0.2%
  Barrick Gold Corp. (Canada) ........................   9,700        154,715
                                                                 ------------
OIL (INTERNATIONAL INTEGRATED)--0.8%
  Royal Dutch Petroleum Co. NY Registered
    Shares (Netherlands) .............................  18,200        892,164
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,186,755) ...............................      2,000,045
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS--98.7%
  (Identified cost $108,970,038) .............................    104,195,690
                                                                 ------------

                                           STANDARD
                                            & POOR'S    PAR
                                             RATING     VALUE
                                          (UNAUDITED)   (000)        VALUE
                                          -----------   -----    ------------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  Govco, Inc. 1.75%, 1/2/02 ............     A-1+       $1,345      1,344,934
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,344,934) ...............................      1,344,934
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $110,314,972) .............................    105,540,624(a)
  Other assets and liabilities, net--0.0% ....................        (47,184)
                                                                 ------------
NET ASSETS--100.0% ...........................................   $105,493,440
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $10,852,547 and gross depreciation of $18,226,128 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $112,914,205.
(b) Non-income producing.
(c) All or portion segregated as collateral for futures contract.

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $110,314,972)      $105,540,624
Cash ........................................................             2,426
Receivables
  Dividends and interest ....................................           117,041
  Fund shares sold ..........................................            77,722
Prepaid expenses ............................................               951
                                                                   ------------
    Total assets ............................................       105,738,764
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased ...................................           122,182
  Variation margin for futures contracts ....................            13,028
  Printing fee ..............................................            37,873
  Investment advisory fee ...................................            28,715
  Professional fee ..........................................            24,536
  Financial agent fee .......................................             9,825
  Trustees' fee .............................................             3,262
Accrued expenses ............................................             5,903
                                                                   ------------
    Total liabilities .......................................           245,324
                                                                   ------------
NET ASSETS ..................................................      $105,493,440
                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..........      $119,752,686
  Undistributed net investment income .......................           103,661
  Accumulated net realized loss .............................        (9,591,359)
  Net unrealized depreciation ...............................        (4,771,548)
                                                                   ------------
NET ASSETS ..................................................      $105,493,440
                                                                   ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ...................................         9,755,462
                                                                   ============
Net asset value and offering price per share ................            $10.81
                                                                         ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME
  Dividends .................................................      $  1,387,143
  Interest ..................................................            56,776
  Foreign taxes withheld ....................................            (7,102)
                                                                   ------------
    Total investment income .................................         1,436,817
                                                                   ------------
EXPENSES
  Investment advisory fee ...................................           480,618
  Financial agent fee .......................................           122,768
  Custodian .................................................            51,966
  Printing ..................................................            48,103
  Professional ..............................................            26,809
  Trustees ..................................................             8,437
  Miscellaneous .............................................             9,820
                                                                   ------------
    Total expenses ..........................................           748,521
    Less expenses borne by investment adviser ...............          (160,962)
    Custodian fees paid indirectly ..........................              (113)
                                                                   ------------
    Net expenses ............................................           587,446
                                                                   ------------
NET INVESTMENT INCOME .......................................           849,371
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on securities ...........................        (8,533,979)
  Net realized loss on futures contracts ....................          (336,995)
  Net change in unrealized appreciation
   (depreciation) on investments ............................        (6,133,720)
                                                                   ------------
NET LOSS ON INVESTMENTS .....................................       (15,004,694)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $(14,155,323)
                                                                   ============

                        See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED           YEAR ENDED
                                                                     12/31/01             12/31/00
                                                                   ------------        ------------
FROM OPERATIONS
  Net investment income (loss) ..............................      $    849,371        $    984,086
  Net realized gain (loss) ..................................        (8,870,974)          1,124,106
  Net change in unrealized appreciation (depreciation) ......        (6,133,720)        (17,141,954)
                                                                   ------------        ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       (14,155,323)        (15,033,762)
                                                                   ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .....................................          (761,382)           (979,081)
  Net realized short-term gains .............................                --            (629,791)
  Net realized long-term gains ..............................          (676,397)         (3,297,124)
                                                                   ------------        ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS          (1,437,779)         (4,905,996)
                                                                   ------------        ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,167,536 and 3,346,055
    shares,  respectively) ..................................        35,461,521          46,232,904
  Net asset value of shares issued from  reinvestment  of
    distributions (129,170 and 362,784 shares,
    respectively) ...........................................         1,437,779           4,905,996
  Cost of shares repurchased (2,833,213 and
    3,422,855 shares, respectively) .........................       (31,437,657)        (47,434,243)
                                                                   ------------        ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .         5,461,643           3,704,657
                                                                   ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS .....................       (10,131,459)        (16,235,101)
NET ASSETS
  Beginning of period .......................................       115,624,899         131,860,000
                                                                   ------------        ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $103,661 AND $15,672, RESPECTIVELY) ....      $105,493,440        $115,624,899
                                                                   ============        ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                                        FROM
                                                                             YEAR ENDED DECEMBER 31,                 INCEPTION
                                                                       -----------------------------------------     7/15/97 TO
                                                                       2001(5)     2000        1999        1998       12/31/97
                                                                       ------     ------      ------      ------       ------
Net asset value, beginning of period ............................      $12.44     $14.64      $13.08      $10.49       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................................        0.09       0.11        0.12        0.12         0.05
  Net realized and unrealized gain (loss) .......................       (1.57)     (1.75)       2.33        3.19         0.54
                                                                       ------     ------      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ............................       (1.48)     (1.64)       2.45        3.31         0.59
                                                                       ------     ------      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........................       (0.08)     (0.11)      (0.12)      (0.12)       (0.05)
  Dividends from net realized gains .............................       (0.07)     (0.45)      (0.77)      (0.60)       (0.05)
                                                                       ------     ------      ------      ------       ------
    TOTAL DISTRIBUTIONS .........................................       (0.15)     (0.56)      (0.89)      (0.72)       (0.10)
                                                                       ------     ------      ------      ------       ------
CHANGE IN NET ASSET VALUE .......................................       (1.63)     (2.20)       1.56        2.59         0.49
                                                                       ------     ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD ..................................      $10.81     $12.44      $14.64      $13.08       $10.49
                                                                       ======     ======      ======      ======       ======
Total return ....................................................      (11.90)%   (11.47)%     18.86%      31.68%        5.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...........................    $105,493   $115,625    $131,860     $69,522      $30,851
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (2) ........................................        0.55%(4)   0.55%       0.55%       0.55%        0.55%(1)
  Net investment income .........................................        0.80%      0.80%       0.95%       1.08%        1.46%(1)
Portfolio turnover rate .........................................          40%        63%         45%         45%           9%(3)

(1) Annualized.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.70%, 0.69%, 0.75%, 0.82% and 1.05% for the periods ended December 31, 2001, 2000,
    1999, 1998 and 1997, respectively.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.

                       See Notes to Financial Statements

                        PHOENIX-JANUS CORE EQUITY SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term growth of capital.

INVESTMENT ADVISER'S REPORT
     Amid optimism for an economic recovery in 2002, the major stock indices rallied through the final months of 2001 and erased the losses posted immediately following the September 11th terrorist attacks. Helping embolden the markets was the Federal Reserve, which cut interest rates 11 times during the year to trim the key overnight lending rate to 1.75%, a 40-year low. In this turbulent environment, the Portfolio fell 11.63%, but still beat its benchmark, the S&P 500 Index(1) which fell 11.87%.

     Minnesota Mining & Manufacturing (3M) supported our results. The company is benefiting from new management direction from General Electric veteran Jim McNerney, who took the helm on January 1, 2001, and immediately turned his attention to improving the company's working capital structure, shoring up cash flow and increasing the effectiveness of management. Another steady performer was the world's largest brewer, Anheuser-Busch, which managed to introduce price increases even as the economy slowed and pricing power became scarce.

     On the downside, financial services giant Citigroup worked against us. The recession hurt its corporate finance business, and the World Trade Center disaster generated a $500 million loss for its insurance unit. Consequently, the stock experienced some selling pressure. Exxon Mobil also disappointed as it fell in lockstep with oil prices.

OUTLOOK
     Looking ahead, I believe many issues need to be resolved before the economy regains the solid footing necessary for a recovery. That being the case, we will continue to focus on quality companies at attractive prices, confident that those with the strongest fundamentals will prevail.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Core Equity Series               S&P 500 Index(1)
12/15/99             $10,000.00                    $10,000.00
12/31/99              10,585.90                     10,400.00
12/29/00               9,936.82                      9,444.51
12/31/01               8,780.90                      8,322.99

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                      FROM
                                                                    INCEPTION
                                                                   12/15/99 TO
                                                         1 YEAR     12/31/01
------------------------------------------------------------------------------
Core Equity Series                                       (11.63)%     (6.15)%
------------------------------------------------------------------------------
S&P 500 Index(1)                                         (11.87)%     (8.58)%
------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment.

                        PHOENIX-JANUS CORE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                       SHARES        VALUE
                                                      --------    -----------
COMMON STOCKS--85.1%
AIR FREIGHT--1.6%
  FedEx Corp. (b) ....................................   6,420    $   333,070
                                                                  -----------
AUTO PARTS & EQUIPMENT--1.5%
  Delphi Automotive Systems ..........................  22,675        309,740
                                                                  -----------
AUTOMOBILES--1.0%
  General Motors Corp. ...............................   4,315        209,709
                                                                  -----------
BANKS (MAJOR REGIONAL)--2.0%
  Bank of New York Co., Inc. (The) ...................   3,975        162,180
  U.S. Bancorp .......................................  11,803        247,037
                                                                  -----------
                                                                      409,217
                                                                  -----------
BANKS (MONEY CENTER)--0.9%
  Bank of America Corp. ..............................   3,100        195,145
                                                                  -----------
BEVERAGES (ALCOHOLIC)--2.1%
  Anheuser-Busch Cos., Inc. ..........................   9,630        435,372
                                                                  -----------
BEVERAGES (NON-ALCOHOLIC)--1.2%
  PepsiCo, Inc. ......................................   5,082        247,442
                                                                  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.5%
  Clear Channel Communications, Inc. (b) .............   3,895        198,294
  Comcast Corp. Class A (b) ..........................   3,300        118,800
  Entravision Communications Corp. (b) ...............   6,365         76,062
  Spanish Broadcasting Systems, Inc. (b) .............  12,700        125,603
                                                                  -----------
                                                                      518,759
                                                                  -----------
CHEMICALS--1.5%
  Du Pont (E.I.) de Nemours & Co. ....................   4,400        187,044
  Lyondell Chemical Co. ..............................   8,720        124,958
                                                                  -----------
                                                                      312,002
                                                                  -----------
CHEMICALS (SPECIALTY)--1.8%
  Monsanto Co. .......................................  10,990        371,462
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.6%
  CIENA Corp. ........................................   8,060        115,339
                                                                  -----------
COMPUTERS (HARDWARE)--2.4%
  Apple Computer, Inc. (b) ...........................  16,085        352,261
  International Business Machines Corp. ..............   1,300        157,248
                                                                  -----------
                                                                      509,509
                                                                  -----------
COMPUTERS (PERIPHERALS)--1.2%
  Lexmark International, Inc. (b) ....................   4,330        255,470
                                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--4.6%
  Cadence Design Systems, Inc. (b) ...................  11,040        241,997
  Microsoft Corp. (b) ................................   5,095        337,544
  Oracle Corp. (b) ...................................   8,085        111,654
  Perot Systems Corp. Class A ........................  12,730        259,946
                                                                  -----------
                                                                      951,141
                                                                  -----------
ELECTRICAL EQUIPMENT--2.8%
  General Electric Co. ...............................  14,695        588,976
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--2.1%
  Linear Technology Corp. ............................   4,520        176,461
  Maxim Integrated Products, Inc. (b) ................   5,035        264,388
                                                                  -----------
                                                                      440,849
                                                                  -----------
ENGINEERING & CONSTRUCTION--1.3%
  Fluor Corp .........................................   7,155        267,597
                                                                  -----------
ENTERTAINMENT--4.0%
  Viacom, Inc. Class B (b) ...........................  12,240        540,396
  Walt Disney Co. (The) ..............................  14,355        297,436
                                                                  -----------
                                                                      837,832
                                                                  -----------
                                                       SHARES        VALUE
                                                      --------    -----------
FINANCIAL (DIVERSIFIED)--7.7%
  American Express Co. ...............................   6,400    $   228,416
  Citigroup, Inc. ....................................  21,209      1,070,630
  J.P. Morgan Chase & Co. ............................   8,540        310,429
                                                                  -----------
                                                                    1,609,475
                                                                  -----------
HEALTH CARE (DIVERSIFIED)--2.1%
  American Home Products Corp. .......................   7,250        444,860
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.5%
  Lilly (Eli) & Co. ..................................   2,565        201,455
  Pfizer, Inc. .......................................   7,810        311,229
                                                                  -----------
                                                                      512,684
                                                                  -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--2.2%
  Tenet Healthcare Corp. (b) .........................   7,805        458,310
                                                                  -----------
HEALTH CARE (MANAGED CARE)--1.1%
  CIGNA Corp. ........................................   2,535        234,868
                                                                  -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.8%
  Kimberly-Clark Corp. ...............................   4,175        249,665
  Procter & Gamble Co. (The) .........................   4,125        326,411
                                                                  -----------
                                                                      576,076
                                                                  -----------
INSURANCE (MULTI-LINE)--2.5%
  American International Group, Inc. .................   6,661        528,883
                                                                  -----------
INSURANCE (PROPERTY-CASUALTY)--1.8%
  Berkshire Hathaway, Inc. - Class B (b) .............     150        378,750
                                                                  -----------
INSURANCE BROKERS--3.8%
  Aon Corp. ..........................................   6,860        243,667
  Marsh & McLennan Cos., Inc. ........................   5,135        551,756
                                                                  -----------
                                                                      795,423
                                                                  -----------
LEISURE TIME (PRODUCTS)--1.5%
  Harley-Davidson, Inc. ..............................   1,965        106,719
  Mattel, Inc. .......................................  12,055        207,346
                                                                  -----------
                                                                      314,065
                                                                  -----------
LODGING - HOTELS--1.1%
  Starwood Hotels & Resorts Worldwide, Inc. ..........   7,725        230,591
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--6.7%
  Honeywell International, Inc. ......................  13,960        472,127
  Illinois Tool Works, Inc. ..........................   2,970        201,129
  Minnesota Mining and Manufacturing Co. .............   6,110        722,263
                                                                  -----------
                                                                    1,395,519
                                                                  -----------
OIL & GAS (EXPLORATION & PRODUCTION)--1.9%
  Anadarko Petroleum Corp. ...........................   1,720         97,782
  Burlington Resources, Inc. .........................   7,755        291,123
                                                                  -----------
                                                                      388,905
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--1.7%
  Exxon Mobil Corp. ..................................   9,240        363,132
                                                                  -----------
PUBLISHING (NEWSPAPERS)--1.1%
  Gannett Co., Inc. ..................................   3,300        221,859
                                                                  -----------
RETAIL (GENERAL MERCHANDISE)--1.7%
  Target Corp. .......................................   3,835        157,427
  Wal-Mart Stores, Inc. ..............................   3,530        203,151
                                                                  -----------
                                                                      360,578
                                                                  -----------
SERVICES (ADVERTISING/MARKETING)--1.2%
  Lamar Advertising Co. ..............................   5,735        242,820
                                                                  -----------

                       See Notes to Financial Statements

                    PHOENIX-JANUS CORE EQUITY SERIES

                                                       SHARES        VALUE
                                                      --------    -----------
SERVICES (COMPUTER SYSTEMS)--1.6%
  Electronic Data Systems Corp. ......................   4,760    $   326,298
                                                                  -----------
SERVICES (DATA PROCESSING)--2.5%
  Automatic Data Processing, Inc. ....................   8,655        509,779
                                                                  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.5%
  AT&T Wireless Services, Inc. (b) ...................  35,872        515,481
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $17,195,518) ..............................     17,716,987
                                                                  -----------
FOREIGN COMMON STOCKS--4.7%
AUTOMOBILES--1.2%
  Bayerische Motoren Werke AG (Germany) ..............   7,196        253,403
                                                                  -----------
BEVERAGES (ALCOHOLIC)--0.8%
  Diageo plc (United Kingdom) ........................  13,919        159,024
                                                                  -----------
INSURANCE (PROPERTY-CASUALTY)--2.6%
  ACE Ltd. (Bermuda) .................................   5,970        239,695
  XL Capital Ltd. Class A (Bermuda) ..................   3,375        308,340
                                                                  -----------
                                                                      548,035
                                                                  -----------
LODGING - HOTELS--0.1%
  Fairmont Hotels & Resorts, Inc. (Canada) ...........   1,143         27,318
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $837,892) .................................        987,780
                                                                  -----------
FOREIGN PREFERRED STOCKS--1.0%
AUTOMOBILES--1.0%
  PORSCHE AG Pfd. (Germany) ..........................     520        197,653
                                                                  -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $152,352) .................................        197,653
                                                                  -----------
CONVERTIBLE PREFERRED STOCKS--1.1%
ELECTRIC COMPANIES--0.7%
  Reliant Energy, Inc. Cv. Pfd. 2% ...................   2,610        133,084
                                                                  -----------
PUBLISHING (NEWSPAPERS)--0.4%
  Tribune Co. Cv. Pfd. 2% ............................     980         85,083
                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $314,326) .................................        218,167
                                                                  -----------

                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (UNAUDITED) (000)       VALUE
                                             ----------  -----    -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--0.7%
  Fannie Mae 4.75%, 11/14/03 .................   AAA    $   65    $    66,932
  Fannie Mae 6.625%, 9/15/09 .................   AAA        80         85,455
                                                                  -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $147,820) .................................        152,387
                                                                  -----------
CORPORATE BONDS--0.4%
BEVERAGES (ALCOHOLIC)--0.1%
  Anheuser Busch Cos., Inc. 6%, 4/15/11 ......   A+         15         15,169
CHEMICALS--0.3%
  Lyondell Chemical Cos. 9.625%, 5/1/07 ......   BB         66         66,825
                                                                  -----------
TOTAL CORPORATE BONDS
  (Identified cost $81,928) ..................................         81,994
                                                                  -----------
CONVERTIBLE BONDS--0.5%
BROADCASTING (TELEVISION, RADIO & CABLE)--0.5%
  Clear Channel Communication, Inc. Cv
    2.625%, 4/1/03 ...........................   BBB-       98         99,960
                                                                  -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $107,154) .................................         99,960
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--93.5%
  (Identified cost $18,836,990) ..............................     19,454,928
                                                                  -----------
SHORT-TERM OBLIGATIONS--6.2%
COMMERCIAL PAPER--4.3%
  Tyco Capital Corp. 1.78%, 1/2/02 ...........   A-1       900        899,956
                                                                  -----------
FEDERAL AGENCY SECURITIES--1.9%
  Freddie Mac 1.51%, 1/2/02 ..................   AAA       400        399,983
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,299,939) ...............................      1,299,939
                                                                  -----------
TOTAL INVESTMENTS--99.7%
  (Identified cost $20,136,929) ..............................     20,754,867(a)
  Other assets and liabilities, net--0.3% ....................         54,078
                                                                  -----------
NET ASSETS--100.0% ............................................   $20,808,945
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,583,575 and gross depreciation of $1,028,723 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $20,200,015.
(b) Non-income producing.

                       See Notes to Financial Statements

                        PHOENIX-JANUS CORE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $20,136,929)      $20,754,867
Cash .......................................................           65,222
Receivables
  Investment securities sold ...............................           34,227
  Interest and dividends ...................................           24,941
  Fund shares sold .........................................            8,845
Prepaid expenses ...........................................              160
                                                                  -----------
    Total assets ...........................................       20,888,262
                                                                  -----------
LIABILITIES
Payables
  Fund shares repurchased ..................................            9,313
  Professional fee .........................................           27,499
  Printing fee .............................................           25,901
  Investment advisory fee ..................................            5,286
  Financial agent fee ......................................            4,423
  Trustees' fee ............................................            3,262
Accrued expenses ...........................................            3,633
                                                                  -----------
    Total liabilities ......................................           79,317
                                                                  -----------
NET ASSETS .................................................      $20,808,945
                                                                  ===========

NET ASSETS CONSIST OF:

  Capital paid in on shares of beneficial interest .........      $24,028,103
  Accumulated net realized loss ............................       (3,837,070)
  Net unrealized appreciation ..............................          617,912
                                                                  -----------
NET ASSETS .................................................      $20,808,945
                                                                  ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ..................................        2,399,164
                                                                  ===========
Net asset value and offering price per share ...............            $8.67
                                                                        =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ................................................      $   218,473
  Interest .................................................          106,988
  Foreign taxes withheld ...................................           (1,382)
                                                                  -----------
    Total investment income ................................          324,079
                                                                  -----------
EXPENSES
  Investment advisory fee ..................................          159,545
  Financial agent fee ......................................           50,167
  Professional .............................................           29,482
  Printing .................................................           29,116
  Custodian ................................................           20,161
  Trustees .................................................            8,430
  Miscellaneous ............................................            7,620
                                                                  -----------
    Total expenses .........................................          304,521
    Less expenses borne by investment adviser ..............         (116,357)
    Custodian fees paid indirectly .........................             (466)
                                                                  -----------
    Net expenses ...........................................          187,698
                                                                  -----------
NET INVESTMENT INCOME ......................................          136,381
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ..........................       (3,016,503)
  Net realized loss on foreign currency ....................             (408)
  Net change in unrealized appreciation (depreciation)
    on investments .........................................          722,346
                                                                  -----------
NET LOSS ON INVESTMENTS ....................................       (2,294,565)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $(2,158,184)
                                                                  ===========

                        See Notes to Financial Statements

                        PHOENIX-JANUS CORE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED      YEAR ENDED
                                                                                    12/31/01        12/31/00
                                                                                  -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ...............................................    $   136,381      $    79,592
  Net realized gain (loss) ...................................................     (3,016,911)        (823,899)
  Net change in unrealized appreciation (depreciation) .......................        722,346         (234,850)
                                                                                  -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................     (2,158,184)        (979,157)
                                                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ......................................................       (144,397)         (78,810)
  Net realized short-term gains ..............................................             --           (1,392)
                                                                                  -----------      -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................       (144,397)         (80,202)
                                                                                  -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,689,380 and 1,461,504 shares, respectively)     15,217,081       15,406,145
  Net asset value of shares issued from reinvestment of distributions
    (16,625 and 8,000 shares, respectively) ..................................        144,397           80,202
  Cost of shares repurchased (807,498 and 186,518 shares, respectively) ......     (7,077,525)      (1,903,529)
                                                                                  -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..................      8,283,953       13,582,818
                                                                                  -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS ......................................      5,981,372       12,523,459
NET ASSETS
  Beginning of period ........................................................     14,827,573        2,304,114
                                                                                  -----------      -----------
  END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF $0 AND ($751), RESPECTIVELY) ........................    $20,808,945      $14,827,573
                                                                                  ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     YEAR ENDED
                                                           DECEMBER 31,           FROM INCEPTION
                                                    -------------------------       12/15/99 TO
                                                    2001(7)            2000          12/31/99
                                                    ------             ------     --------------
Net asset value, beginning of period ....           $ 9.88             $10.59         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........             0.07(6)            0.06           0.01
  Net realized and unrealized gain (loss)            (1.22)             (0.71)          0.58
                                                    ------             ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ....            (1.15)             (0.65)          0.59
                                                    ------             ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..            (0.06)             (0.06)            --
  Dividends from net realized gains .....               --                 --(4)          --
                                                    ------             ------         ------
    TOTAL DISTRIBUTIONS .................            (0.06)             (0.06)            --
                                                    ------             ------         ------
CHANGE IN NET ASSET VALUE ...............            (1.21)             (0.71)          0.59
                                                    ------             ------         ------
NET ASSET VALUE, END OF PERIOD ..........           $ 8.67             $ 9.88         $10.59
                                                    ======             ======         ======
Total return ............................           (11.63)%            (6.13)%         5.86%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $20,809            $14,828         $2,304
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................             1.00%(5)           1.00%          1.00%(1)
  Net investment income .................             0.73%              0.82%          1.89%(1)
Portfolio turnover rate .................               99%               107%            11%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 2.54% and 18.81% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.
(7) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 0.78% to 0.73%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking maximum total return, consistent with preservation of capital.

INVESTMENT ADVISER'S REPORT
     For the year ending December 31, 2001, the Portfolio offered a return of 7.24% and lagged its benchmark, the Lehman Brothers Government/Credit Bond Index(1), which returned 8.50%.

     Within the bond market, a divergent pattern evolved. On the short end, rates fell, following the lead of the Federal Reserve's 11 rate cuts. Meanwhile, rates on longer-term notes and bonds eased upward, reflecting the market's expectations for an economic rebound in 2002. The long end of the market also experienced some localized volatility due to the early November announcement that the U.S. Treasury would no longer issue 30-year bonds.

     High-yield positions account for about 10% of the Portfolio, and we limit our focus to better quality offerings within the riskier high-yield landscape. One contributor here was the nation's number 2 trash transporter Allied Waste Industries, which reiterated a corporate-wide focus on boosting free cash flow and shrinking its debt load.

     Diminishing the Portfolio's performance were positions in Treasuries and longer-term debt issued by Fannie Mae, as long-term interest rates perked up to reflect an expected recovery. Prices on these holdings, which we consider core positions, eased accordingly.

OUTLOOK
     Our focus remains on corporations equipped to ride out the current uncertain economy. We're also seeking out better-quality debt with higher yields. I'm optimistic that the economy should see some positive influence from the cheap short-term lending rates and the fiscal stimulus plan. However, I don't feel the magnitude of the recovery is going to be so great as to cause inflation to jump and hurt the fixed-income markets.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           Lehman Brothers Government/      Lehman Brothers
               Flexible Income Series         Credit Bond Index(1)       Aggregate Bond Index(2)
12/15/99             $10,000.00                    $10,000.00                 $10,000.00
12/31/99              10,002.40                      9,941.50                   9,952.50
12/29/00              10,645.20                     11,119.50                  11,109.60
12/31/01              11,415.70                     12,064.90                  12,047.60

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                        FROM
                                                                      INCEPTION
                                                                     12/15/99 TO
                                                           1 YEAR     12/31/01
--------------------------------------------------------------------------------
Flexible Income Series                                      7.24%       6.68%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index(1)             8.50%       9.61%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2)                     8.44%       9.53%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Lehman Brothers Government/Credit Bond Index is an unmanaged, commonly used measure of bond performance.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance and is provided for general comparative purposes. The indices are not available for direct investment.

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)        VALUE
                                            ----------- ------    -----------
U.S. GOVERNMENT SECURITIES--7.8%
U.S. TREASURY BONDS--4.3%
  U.S. Treasury Bonds 6.25%, 5/15/30 .........   AAA    $  810    $   877,426
  U.S. Treasury Bonds 5.375%, 2/15/31 ........   AAA       265        261,274
                                                                  -----------
                                                                    1,138,700
                                                                  -----------
U.S. TREASURY NOTES--3.5%
  U.S. Treasury Notes 3.50%, 11/15/06 ........   AAA       290        279,555
  U.S. Treasury Notes 5%, 8/15/11 ............   AAA       660        658,350
                                                                  -----------
                                                                      937,905
                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $2,136,849) ...............................      2,076,605
                                                                  -----------
AGENCY NON MORTGAGE-BACKED SECURITIES--27.9%
  Fannie Mae 4.75%, 1/2/07 ...................   AAA       295        293,023
  Fannie Mae 5%, 1/15/07 .....................   Aaa(f)  3,115      3,128,021
  Fannie Mae 6.25%, 2/1/11 ...................   AA-     1,000      1,017,136
  Fannie Mae 6%, 5/15/11 .....................   AAA     2,160      2,194,804
  Fannie Mae 6.625%, 11/15/30 ................   AAA       800        836,959
                                                                  -----------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $7,489,485) ...............................      7,469,943
                                                                  -----------
CORPORATE BONDS--57.6%
BEVERAGES (NON-ALCOHOLIC)--0.8%
  Coca Cola Enterprises, Inc. 6.125%, 8/15/11    A         225        226,415
                                                                  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--4.7%
  Adelphia Communications 8.125%, 7/15/03 ....   NA(f)     295        294,262
  CSC Holdings, Inc. 7.625%, 4/1/11 ..........   BB+       300        300,906
  Echostar DBS Corp. 144A 9.125%, 1/15/09 (b)    B+        335        337,513
  Fox Sports Networks LLC 8.875%, 8/15/07 ....   BBB-      250        258,750
  Mediacom Broadband LLC 11%, 7/15/13 ........   B+         55         60,638
                                                                  -----------
                                                                    1,252,069
                                                                  -----------
COMPUTERS (HARDWARE)--0.9%
  International Business Machines Corp. ......
    4.875%, 10/1/06 ..........................   A+        250        248,075
                                                                  -----------
CONSUMER FINANCE--1.0%
  Ford Motor Credit Corp. 5.75%, 2/23/04 .....   BBB+      250        254,086
                                                                  -----------
ELECTRIC COMPANIES--3.7%
  Carolina Power and Light Co. 6.65%, 4/1/08 .   BBB+      150        153,858
  Cinergy Corp. 6.25%, 9/1/04 ................   BBB+      180        181,108
  FirstEnergy Corp. 6.45%, 11/15/11 ..........   BBB-      240        234,159
  PSEG Power LLC 6.875%, 4/15/06 .............   BBB       250        256,020
  PSEG Power LLC 7.75%, 4/15/11 ..............   BBB       150        157,195
                                                                  -----------
                                                                      982,340
                                                                  -----------
ELECTRONICS (DEFENSE)--1.7%
  Raytheon Co. 6.50%, 7/15/05 ................   BBB       200        206,564
  Raytheon Co. 6.15%, 11/1/08 ................   BBB-      250        248,332
                                                                  -----------
                                                                      454,896
                                                                  -----------
ENTERTAINMENT--1.9%
  AOL Time Warner, Inc. 6.125%, 4/15/06 ......   BBB+      200        204,286
  Viacom, Inc. 6.40%, 1/30/06 ................   A-        300        309,527
                                                                  -----------
                                                                      513,813
                                                                  -----------
FINANCIAL (DIVERSIFIED)--2.3%
  Citigroup, Inc. 7.25%, 10/1/10 .............   A+         50         53,584
  Golden State Bancorp, Inc. 7%, 8/1/03 ......   BB+       400        403,580
  Golden State Bancorp, Inc. 7.125%, 8/1/05 ..   BB+       165        165,642
                                                                  -----------
                                                                      622,806
                                                                  -----------

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)        VALUE
                                            ----------- ------    -----------
FOODS--3.8%
  Conagra Foods, Inc. 6.75%, 9/15/11 .........   BBB+   $  175    $   178,789
  Hormel Foods Corp. 144A 6.625%, 6/1/11 (b) .   A         150        150,998
  Kellogg Co. Series B 5.50%, 4/1/03 .........   BBB       250        256,133
  Kellogg Co. Series B 6%, 4/1/06 ............   BBB       225        230,401
  Kellogg Co. Series B 6.60%, 4/1/11 .........   BBB       200        205,550
                                                                  -----------
                                                                    1,021,871
                                                                  -----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
  Hard Rock Hotel, Inc. Series B 9.25%, 4/1/05   B-        150        144,750
                                                                  -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.6%
  HCA, Inc. 6.91%, 6/15/05 ...................   BB+       305        314,004
  HCA, Inc. 7.875%, 2/1/11 ...................   BB+        75         76,875
  Tenet Healthcare Corp. 6.375%, 12/1/11 .....   BBB       195        188,593
  Tenet Healthcare Corp. 144A 5.375%,
    11/15/06 (b) .............................   BBB       400        391,245
                                                                  -----------
                                                                      970,717
                                                                  -----------
HEALTH CARE (MANAGED CARE)--2.3%
  UnitedHealth Group, Inc. 7.50%, 11/15/05 ...   A         140        149,000
  Wellpoint Health Network 6.375%, 6/15/06 ...   A-        455        464,006
                                                                  -----------
                                                                      613,006
                                                                  -----------
HEALTH CARE (SPECIALIZED SERVICES)--3.9%
  HEALTHSOUTH Corp. 8.50%, 2/1/08 ............   BBB-      225        235,125
  HEALTHSOUTH Corp. 144A 7.375%,
    10/1/06 (b) ..............................   BBB-      300        301,500
  Quest Diagnostic Inc. 7.50%, 7/12/11 .......   BBB-      250        257,855
  Quest Diagnostic, Inc. 6.75%, 7/12/06 ......   BBB-      250        256,727
                                                                  -----------
                                                                    1,051,207
                                                                  -----------
HOMEBUILDING--0.3%
  KB Home 8.625%, 12/15/08 ...................   BB-        75         75,750
                                                                  -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.6%
  Dial Corp. (The) 7%, 8/15/06 ...............   BBB-      280        281,734
  Dial Corp. (The) 6.50%, 9/15/08 ............   BBB-      150        143,833
                                                                  -----------
                                                                      425,567
                                                                  -----------
LEISURE TIME (PRODUCTS)--0.4%
  Bally Total Fitness Holding Corp. Series D
    9.875%, 10/15/07 .........................   B-        100        102,500
                                                                  -----------
LODGING - HOTELS--0.3%
  Host Marriott LP144A 9.50%, 1/15/07 (b) ....   BB         90         90,562
                                                                  -----------
MEDICAL PRODUCTS & SUPPLIES--0.2%
  Vicar Operating, Inc.144A 9.875%, 12/1/09 (b)  B-         60         61,500
OIL--2.1%
  Conoco Funding Co. 5.45%, 10/15/06 .........   BBB+      270        276,291
  Conoco Funding Co. 6.35%, 10/15/11 .........   BBB+      155        156,358
  Occidental Petroleum Corp. 6.75%, 1/15/12 ..   BBB       130        129,547
                                                                  -----------
                                                                      562,196
                                                                  -----------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  Kinder Morgan Energy Partners LP 6.75%,
    3/15/11 ..................................   A-        100         99,989
  Kinder Morgan Energy Partners LP 7.40%,
    3/15/31 ..................................   A-         50         50,167
                                                                  -----------
                                                                      150,156
                                                                  -----------
OIL & GAS (EXPLORATION & PRODUCTION)--0.3%
  Louis Dreyfus Natural Gas 6.875%, 12/1/07 ..   BBB+       70         72,491
                                                                  -----------
POWER PRODUCERS (INDEPENDENT)--0.6%
  Calpone Corp. 8.50%, 2/15/11 ...............   BB+       175        159,487
                                                                  -----------

                        See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)        VALUE
                                            ----------- ------    -----------
RETAIL (FOOD CHAINS)--6.7%
  Delhaize America, Inc. 8.125%, 4/15/11 .....   BBB-   $  250    $   274,401
  Delhaize America, Inc. 144A 7.375%,
    4/15/06 (b) ..............................   BBB-      160        169,623
  Kroger Co. 7.15%, 3/1/03 ...................   BBB-       70         73,064
  Kroger Co. 7.375%, 3/1/05 ..................   BBB-      155        163,673
  Kroger Co. 7.45%, 3/1/08 ...................   BBB-      425        456,453
  Kroger Co. 7.50%, 4/1/31 ...................   BBB-      185        194,187
  Safeway, Inc. 3.625%, 11/5/03 ..............   BBB        90         89,495
  Safeway, Inc. 6.15%, 3/1/06 ................   BBB       205        210,466
  Safeway, Inc. 6.50%, 3/1/11 ................   BBB       150        152,946
                                                                  -----------
                                                                    1,784,308
                                                                  -----------
RETAIL (GENERAL MERCHANDISE)--1.0%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09 ......   AA        250        270,572
                                                                  -----------
SERVICES (COMMERCIAL & CONSUMER)--1.7%
  Cendant Corp. 144A 6.875%, 8/15/06 (b) .....   BBB       200        193,187
  PHH Corp. Series MTN 8.125%, 2/3/03 ........   A-        250        249,937
                                                                  -----------
                                                                      443,124
                                                                  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.0%
  Cingular Wireless 6.50%, 12/15/11 ..........   A+         90         91,184
  Cingular Wireless 144A 7.125%, 12/15/31 (b)    A+         65         66,171
  Verizon Global Funding Corp. Series BR
    5.75%, 4/1/03 ............................   A+        450        457,290
  Verizon Wireless 144A 5.375%, 12/15/06 (b) .   A+        200        199,084
                                                                  -----------
                                                                      813,729
                                                                  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.5%
  Qwest Capital Funding 144A 6.25%,
    7/15/05 (b) ..............................   BBB+      250        247,890
  Sprint Capital Corp. 144A 6%, 1/15/07 (b) ..   BBB+      165        163,826
                                                                  -----------
                                                                      411,716
                                                                  -----------
TELEPHONE--1.0%
  Qwest Capital Funding Cons Nts 5.875%
    8/3/04 5.875%, 8/3/04 ....................   BBB+      280        277,171
                                                                  -----------
WASTE MANAGEMENT--5.2%
  Allied Waste North America, Inc. Series B
    7.625%, 1/1/06 ...........................   BB-       200        198,500
  Republic Service, Inc. 6.75%, 8/15/11 ......   BBB       200        200,268
  Waste Management, Inc. 7%, 10/1/04 .........   BBB       500        518,514
  Waste Management, Inc. 7.38%, 8/1/10 .......   BBB       455        465,978
                                                                  -----------
                                                                    1,383,260
                                                                  -----------
TOTAL CORPORATE BONDS
  (Identified cost $15,220,937) ..............................     15,440,140
                                                                  -----------

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)        VALUE
                                            ----------- ------    -----------
FOREIGN GOVERNMENT SECURITIES--0.2%
MEXICO--0.2%
  United Mexican States Global Bond 8.375%,
    1/14/11 ..................................   BB+    $   60    $    62,250
                                                                  -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $61,746) ..................................         62,250
                                                                  -----------
FOREIGN CORPORATE BONDS--0.7%
FRANCE--0.7%
  France Telecom 144A 7.75%, 3/1/11 (b) ......   A-        170        182,088
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $179,157) .................................        182,088
                                                                  -----------
CONVERTIBLE BONDS--0.0%
COMPUTERS (NETWORKING)--0.0%
  Candescent Technologies Cv. 144A 8%,
    5/1/03 (b)(c)(d)(e) ......................   NA         50          4,250
                                                                  -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $42,439) ..................................          4,250
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--94.2%
  (Identified cost $25,130,614) ..............................     25,235,276
                                                                  -----------
SHORT-TERM OBLIGATIONS--4.9%
COMMERCIAL PAPER--4.9%
  Tyco International Ltd. 1.78%, 1/2/02 ......   A-1     1,300      1,299,936
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,299,936) ...............................      1,299,936
                                                                  -----------
TOTAL INVESTMENTS--99.1%
  (Identified cost $26,430,550) ..............................     26,535,212(a)
  Other assets and liabilities, net--0.9% ....................        253,233
                                                                  -----------
NET ASSETS--100.0% ...........................................    $26,788,445
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $325,525 and gross depreciation of $258,603 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $26,468,290.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $2,559,437 or 9.6% of net assets.
(c) Non-income producing.
(d) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2001, this security, which is included in the illiquid securities below, amounted to a value of $4,250 or 0.02% of net assets.
(e) Illiquid. At December 31, 2001, this security amounted to a value of $4,250 or 0.02% of net assets.
(f) As rated by Moody's or Fitch.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value
  (Identified cost $26,430,550) ........................      $26,535,212
Cash ...................................................           23,904
Receivables
  Interest .............................................          383,574
  Fund shares sold .....................................           34,885
Prepaid expenses .......................................              150
                                                              -----------
    Total assets .......................................       26,977,725
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased ......................           89,604
  Fund shares repurchased ..............................           36,867
  Professional fee .....................................           27,549
  Printing fee .........................................           18,189
  Investment advisory fee ..............................            6,041
  Financial agent fee ..................................            4,768
  Trustees' fee ........................................            3,262
Accrued expenses .......................................            3,000
                                                              -----------
    Total liabilities ..................................          189,280
                                                              -----------
NET ASSETS .............................................      $26,788,445
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....      $26,736,811
  Undistributed net investment income ..................           16,381
  Accumulated net realized loss ........................          (69,409)
  Net unrealized appreciation ..........................          104,662
                                                              -----------
NET ASSETS .............................................      $26,788,445
                                                              ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ..............................        2,615,047
                                                              ===========
Net asset value and offering price per share ...........           $10.24
                                                                   ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest .............................................       $1,220,469
                                                               ----------
    Total investment income ............................        1,220,469
                                                               ----------
EXPENSES
  Investment advisory fee ..............................          156,044
  Financial agent fee ..................................           52,045
  Professional .........................................           28,500
  Printing .............................................           22,102
  Custodian ............................................           17,626
  Trustees .............................................            8,431
  Miscellaneous ........................................           10,410
                                                               ----------
    Total expenses .....................................          295,158
    Less expenses borne by investment adviser ..........         (109,321)
    Custodian fees paid indirectly .....................             (539)
                                                               ----------
    Net expenses .......................................          185,298
                                                               ----------
NET INVESTMENT INCOME ..................................        1,035,171
                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ......................          314,331
  Net realized loss on foreign currency ................             (754)
  Net change in unrealized appreciation
   (depreciation) on investments .......................         (154,312)
                                                               ----------
NET GAIN ON INVESTMENTS ................................          159,265
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       $1,194,436
                                                               ==========

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                      12/31/01          12/31/00
                                                                                                     -----------      -----------
FROM OPERATIONS
  Net investment income (loss) ..................................................................    $ 1,035,171      $   559,943
  Net realized gain (loss) ......................................................................        313,577         (202,563)
  Net change in unrealized appreciation (depreciation) ..........................................       (154,312)         265,821
                                                                                                     -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      1,194,436          623,201
                                                                                                     -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................................................................     (1,025,894)        (538,047)
  Net realized short-term gains .................................................................       (125,681)              --
  Net realized long-term gains ..................................................................        (69,856)              --
                                                                                                     -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....................................     (1,221,431)        (538,047)
                                                                                                     -----------      -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,804,732 and 734,472 shares, respectively) ....................     18,830,362        7,378,359
  Net asset value of shares issued from reinvestment of distributions (119,019 and 53,762 shares,
    respectively) ...............................................................................      1,221,431          538,047
  Cost of shares repurchased (552,536 and 68,543 shares, respectively) ..........................     (5,782,897)        (686,671)
                                                                                                     -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....................................     14,268,896        7,229,735
                                                                                                     -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS .........................................................     14,241,901        7,314,889
NET ASSETS
  Beginning of period ...........................................................................     12,546,544        5,231,655
                                                                                                     -----------      -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $16,381 AND $9,338,
    RESPECTIVELY) ...............................................................................    $26,788,445      $12,546,544
                                                                                                     ===========      ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           YEAR ENDED
                                                           DECEMBER 31,                     FROM INCEPTION
                                                    ----------------------------             12/15/99 TO
                                                    2001(8)                2000                12/31/99
                                                    ------                ------            --------------
Net asset value, beginning of period ....           $10.09                $ 9.98               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........             0.55(7)               0.53                 0.02
  Net realized and unrealized gain (loss)             0.17                  0.10                (0.02)
                                                    ------                ------               ------
    TOTAL FROM INVESTMENT OPERATIONS ....             0.72                  0.63                   --
                                                    ------                ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..            (0.49)                (0.52)               (0.02)
  Dividends from net realized gains .....            (0.08)                   --                   --
                                                    ------                ------               ------
    TOTAL DISTRIBUTIONS .................            (0.57)                (0.52)               (0.02)
                                                    ------                ------               ------
CHANGE IN NET ASSET VALUE ...............             0.15                  0.11                (0.02)
                                                    ------                ------               ------
NET ASSET VALUE, END OF PERIOD ..........           $10.24                $10.09               $ 9.98
                                                    ======                ======               ======
Total return ............................             7.24%                 6.43%                0.02%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...       $   26,788            $   12,547            $   5,232
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ....................             0.95%(4)(6)           1.00(4)(5)           0.95%(1)(3)
  Net investment income .................             5.31%                 6.63%                4.81%(1)
Portfolio turnover rate .................              305%                  227%                   0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 8.18% for the period ended December 31, 1999.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.51% and 2.47% for the periods ended December 31, 2001 and 2000, respectively.
(5) For the year ended December 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would have been 0.95%.
(6) For the year ended December 31, 2001 the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.
(7) Computed using average shares outstanding.
(8) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.41% to 5.31%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                       See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term growth of capital in a manner consistent with the preservation of capital.

INVESTMENT ADVISER'S REPORT
     Volatility was prevalent throughout much of the economic landscape in 2001. With unemployment rising to a six-year high and earnings by U.S. companies increasingly dismal, the Federal Reserve lowered interest rates 11 times to 1.75%. This influx of liquidity helped consumer spending hold up surprisingly well despite the terrorist attacks of September 11th. In this environment, the Portfolio fell 23.84%, underperforming its benchmark, the S&P 500 Index(1) which fell 11.87%.

     Among our top performers was Microsoft. While it may be surprising that a technology name gained ground during the year, the software giant is often considered a safe haven in the industry with its dominant market share and solid cash flow. Investor perception aside, the company reported a number of positive developments, including its antitrust settlement with the U.S. Justice Department. Though there are still pending lawsuits with nine states, the issue seems to be finally nearing a close. In addition, Microsoft launched Windows XP and gaming console Xbox.

     Elsewhere, one of our more defensive holdings, General Electric, ended the period in negative territory. Nonetheless, CEO Jeffrey Immelt said the company expects to grow earnings 17%-18% in 2002 during a recent meeting. Furthermore, GE plans to launch an aggressive acquisition campaign as a result of its strong balance sheet and weak economic conditions, which should enable it to take advantage of some excellent buying opportunities.

OUTLOOK
     Going forward, the economic outlook continues to be uncertain. With that in mind, we will maintain our balanced investment approach. That is, weighing a company's risk against its reward while being valuation sensitive.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Growth Series                S&P 500 Index(1)
12/15/99             $10,000.00                    $10,000.00
12/31/99              10,599.90                     10,400.00
12/29/00               9,415.93                      9,444.51
12/31/01               7,171.17                      8,322.99

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01
                                                                  FROM
                                                                INCEPTION
                                                               12/15/99 TO
                                                    1 YEAR      12/31/01
--------------------------------------------------------------------------
Growth Series                                       (23.84)%     (15.00)%
--------------------------------------------------------------------------
S&P 500 Index(1)                                    (11.87)%      (8.58)%
--------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment.

                           PHOENIX-JANUS GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                       SHARES        VALUE
                                                       -------    -----------
COMMON STOCKS--84.6%
BANKS (MAJOR REGIONAL)--2.4%
  Bank of New York Co., Inc. (The) ...................  40,025    $ 1,633,020
                                                                  -----------
BEVERAGES (ALCOHOLIC)--1.9%
  Anheuser-Busch Cos., Inc. ..........................  29,700      1,342,737
                                                                  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--11.8%
  Cablevision Systems Corp.-Rainbow Media Group (b) ..  37,560        927,732
  Cablevision Systems New York Group .................  26,650      1,264,543
  Comcast Corp. Class A (b) ..........................  83,190      2,994,840
  Liberty Media Corp. Class A (b) .................... 206,900      2,896,600
                                                                  -----------
                                                                    8,083,715
                                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--6.9%
  Microsoft Corp. (b) ................................  57,255      3,793,144
  Oracle Corp. (b) ...................................  70,650        975,676
                                                                  -----------
                                                                    4,768,820
                                                                  -----------
ELECTRICAL EQUIPMENT--6.1%
  General Electric Co. ...............................  80,025      3,207,402
  Symbol Technologies, Inc. ..........................  62,015        984,798
                                                                  -----------
                                                                    4,192,200
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--4.2%
  Linear Technology Corp. ............................  47,465      1,853,034
  Texas Instruments, Inc. ............................  38,245      1,070,860
                                                                  -----------
                                                                    2,923,894
                                                                  -----------
ENGINEERING & CONSTRUCTION--1.1%
  Fluor Corp .........................................  20,655        772,497
                                                                  -----------
ENTERTAINMENT--8.3%
  AOL Time Warner, Inc. (b) ..........................  60,425      1,939,642
  Metro-Goldwyn-Maher, Inc. ..........................  36,895        808,001
  Viacom, Inc. Class B (b) ...........................  66,275      2,926,041
                                                                  -----------
                                                                    5,673,684
                                                                  -----------
EQUIPMENT (SEMICONDUCTORS)--2.5%
  Applied Materials, Inc. (b) ........................  42,820      1,717,082
                                                                  -----------
FINANCIAL (DIVERSIFIED)--11.2%
  Citigroup, Inc. ....................................  72,950      3,682,516
  Fannie Mae .........................................  36,200      2,877,900
  Morgan Stanley Dean Witter & Co. ...................  19,845      1,110,130
                                                                  -----------
                                                                    7,670,546
                                                                  -----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--2.4%
  MGM Mirage, Inc. (b) ...............................  58,400      1,686,008
                                                                  -----------
HEALTH CARE (DIVERSIFIED)--1.6%
  American Home Products Corp. .......................  17,995      1,104,173
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--10.6%
  Genentech, Inc. (b) ................................  55,820      3,028,235
  Pfizer, Inc. .......................................  79,368      3,162,815
  Schering-Plough Corp. ..............................  29,915      1,071,256
                                                                  -----------
                                                                    7,262,306
                                                                  -----------

                                                       SHARES        VALUE
                                                       -------    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.7%
  Colgate-Palmolive Co. ..............................  20,080    $ 1,159,620
                                                                  -----------
INVESTMENT BANKING/BROKERAGE--1.3%
  Schwab (Charles) Corp. (The) .......................  57,375        887,591
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--1.4%
  Honeywell International, Inc. ......................  27,610        933,770
                                                                  -----------
OIL & GAS (EXPLORATION & PRODUCTION)--3.6%
  Anadarko Petroleum Corp. ...........................  43,025      2,445,971
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  Exxon Mobil Corp. ..................................  16,360        642,948
                                                                  -----------
RETAIL (DRUG STORES)--1.8%
  Walgreen Co. .......................................  37,150      1,250,469
                                                                  -----------
RETAIL (GENERAL MERCHANDISE)--1.9%
  Wal-Mart Stores, Inc. ..............................  22,695      1,306,097
                                                                  -----------
TELEPHONE--1.0%
  Qwest Communications International, Inc. ...........  48,940        691,522
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $64,835,977) ..............................     58,148,670
                                                                  -----------
FOREIGN COMMON STOCKS--9.2%
COMMUNICATIONS EQUIPMENT--4.1%
  Nokia Oyj ADR (Finland) ............................ 115,645      2,836,772
                                                                  -----------
ELECTRICAL EQUIPMENT--2.6%
  Flextronics International Ltd. (Singapore) (b) .....  73,185      1,755,708
                                                                  -----------
EQUIPMENT (SEMICONDUCTORS)--1.8%
  ASML Holdings NV Registered Shares (Netherlands) (b)  72,700      1,239,535
                                                                  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
  Vodafone Group plc ADR (United Kingdom) ............  19,325        496,266
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $9,217,297) ...............................      6,328,281
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--93.8%
  (Identified cost $74,053,274) ..............................     64,476,951
                                                                  -----------

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)
                                            ----------- ------
SHORT-TERM OBLIGATIONS--6.4%
COMMERCIAL PAPER--4.4%
  Tyco Capital Corp. 1.78%, 1/2/02 ...........   A-1   $ 3,000      2,999,852
                                                                  -----------
FEDERAL AGENCY SECURITIES--2.0%
  Freddie Mac 1.51%, 1/2/02 ..................   AAA     1,400      1,399,941
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,399,793) ...............................      4,399,793
                                                                  -----------
TOTAL INVESTMENTS--100.2%
  (Identified Cost $78,453,067) ..............................     68,876,744(a)
  Other assets and liabilities, net--(0.2)% ..................       (133,699)
                                                                  -----------
NET ASSETS--100.0% ...........................................    $68,743,045
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,357,640 and gross depreciation of $13,038,026 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $78,557,130.
(b) Non-income producing.

                       See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value
  (Identified cost $78,453,067) ........................    $ 68,876,744
Cash ...................................................           2,675
Receivables
  Fund shares sold .....................................         111,016
  Dividends and interest ...............................          21,534
Prepaid expenses .......................................             626
                                                            ------------
    Total assets .......................................      69,012,595
                                                            ------------
LIABILITIES
Payables
  Fund shares repurchased ..............................         102,160
  Printing fee .........................................          80,453
  Investment advisory fee ..............................          45,410
  Professional fee .....................................          27,911
  Financial agent fee ..................................           7,464
  Trustees' fee ........................................           3,262
Accrued expenses .......................................           2,890
                                                            ------------
    Total liabilities ..................................         269,550
                                                            ------------
NET ASSETS .............................................    $ 68,743,045
                                                            ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....    $ 99,869,736
  Accumulated net realized loss ........................     (21,550,368)
  Net unrealized depreciation ..........................      (9,576,323)
                                                            ------------
NET ASSETS .............................................    $ 68,743,045
                                                            ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ..............................       9,597,020
                                                            ============
Net asset value and offering price per share ...........           $7.16
                                                                   =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ............................................    $    375,190
  Interest .............................................         141,518
  Foreign taxes withheld ...............................          (4,101)
                                                            ------------
    Total investment income ............................         512,607
                                                            ------------
EXPENSES
  Investment advisory fee ..............................         586,240
  Financial agent fee ..................................          91,833
  Printing .............................................          84,271
  Professional .........................................          29,584
  Custodian ............................................          13,353
  Trustees .............................................           8,766
  Miscellaneous ........................................           7,912
                                                            ------------
    Total expenses .....................................         821,959
    Less expenses borne by investment adviser ..........        (131,384)
    Custodian fees paid indirectly .....................            (878)
                                                            ------------
    Net expenses .......................................         689,697
                                                            ------------
NET INVESTMENT LOSS ....................................        (177,090)
                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ......................     (19,633,207)
  Net change in unrealized appreciation
    (depreciation) on investments ......................         (53,121)
                                                            ------------
NET LOSS ON INVESTMENTS ................................     (19,686,328)
                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $(19,863,418)
                                                            ============

                       See Notes to Financial Statements

                           PHOENIX-JANUS GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           YEAR ENDED      YEAR ENDED
                                                                                            12/31/01        12/31/00
                                                                                         ------------     ------------
FROM OPERATIONS
  Net investment income (loss) ......................................................    $   (177,090)    $     75,928
  Net realized gain (loss) ..........................................................     (19,633,207)      (1,917,161)
  Net change in unrealized appreciation
    (depreciation) ..................................................................         (53,121)      (9,656,464)
                                                                                         ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................     (19,863,418)     (11,497,697)
                                                                                         ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .............................................................              --          (76,831)
                                                                                         ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .........................              --          (76,831)
                                                                                         ------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (5,787,397 and 8,295,438 shares,
    respectively) ...................................................................      46,048,090       90,957,466
  Net asset value of shares issued from reinvestment of
    distributions  (0 and 7,930  shares,  respectively) .............................              --           76,831
  Cost of shares repurchased (3,580,790 and 1,221,888  shares,
    respectively) ...................................................................     (26,949,606)     (13,226,452)
                                                                                         ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .........................      19,098,484       77,807,845
                                                                                         ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS .............................................        (764,934)      66,233,317
NET ASSETS
  Beginning of period ...............................................................      69,507,979        3,274,662
                                                                                         ------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $767,
    RESPECTIVELY) ...................................................................    $ 68,743,045     $ 69,507,979
                                                                                         ============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                             YEAR ENDED
                                                            DECEMBER 31,          FROM INCEPTION
                                                    -------------------------       12/15/99 TO
                                                     2001               2000         12/31/99
                                                    ------             ------     --------------
Net asset value, beginning of period ....           $ 9.41             $10.60         $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........            (0.02)(5)           0.01           0.01
  Net realized and unrealized gain (loss)            (2.23)             (1.19)          0.59
                                                    ------             ------         ------
    TOTAL FROM INVESTMENT OPERATIONS ....            (2.25)             (1.18)          0.60
                                                    ------             ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income ..               --              (0.01)            --
                                                    ------             ------         ------
    TOTAL DISTRIBUTIONS .................               --              (0.01)            --
                                                    ------             ------         ------
CHANGE IN NET ASSET VALUE ...............            (2.25)             (1.19)          0.60
                                                    ------             ------         ------
NET ASSET VALUE, END OF PERIOD ..........           $ 7.16             $ 9.41         $10.60
                                                    ======             ======         ======
Total return ............................           (23.84)%           (11.17)%         6.00%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...          $68,743            $69,508         $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) ................             1.00%(4)           1.00%          1.00%(1)
  Net investment income .................            (0.26)%             0.15%          1.61%(1)
Portfolio turnover rate .................               35%                16%             0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.19%, 1.24% and 17.29% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(4) For the period ended December 31, 2001 the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.
(5) Computed using average shares  outstanding.

                       See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES



INVESTOR PROFILE
     This Fund is appropriate for investors seeking long-term growth of capital and future income rather than current income.

INVESTMENT ADVISER'S REPORT
     For the 2 months ended December 31, 2001, the portfolio provided a total return of 6.89%. These returns, which include the reinvestment of any distributions, compare to a return of 7.58% over the same period for the portfolio benchmark, the Russell 1000 Growth Index(1). The Fund's return also compares to a 6.77% return over the same period for the the S&P 500 Index(2). Looking at the market for growth stocks overall, the past year was very difficult. Most market sectors suffered double-digit losses, and the losses were greatest in sectors that historically have held the greatest opportunities for growth investors -- such as technology and telecommunications.

     Throughout the year, we think uncertainty dampened investors' willingness to look beyond the next quarter or two of a company's potential performance. As a result, a number of companies that we viewed as long-term winners were severely punished for weakness we perceived as more short-term in nature. We saw this as an opportunity to buy these stocks, rather than withdraw into more-defensive issues or cash.

     We think our near-term underperformance was in large part a result of our remaining true to our style. We have stayed invested in growth stocks, we have not sought shelter in value stocks, and we have not retreated to a large cash position. Our shareholders have hired us to manage a large-cap growth portion of their overall portfolios, and that is how we have remained invested. And while the market penalized us for that discipline over the period, we believe we have positioned the fund to benefit in a recovering market. Our experience over a variety of market conditions has been that attempting to time the market by changing investment styles does not lead to strong long-term performance.

     On both an emotional and an economic level, the terrorist attacks of September 11th were the most significant event of the period. Beyond the human dimensions of the tragedy, which overshadow any other considerations, our sense is that September 11th accelerated an economic process that was already in place. We were in a period where corporate earnings were declining and the economy was slowing down. We think September 11th, by driving the market down sharply, may have caused it to reach a bottom earlier than would otherwise have been the case.

     The good news is that we think the conditions that may bring about a recovery are already in place. As of the end of the period, both interest rates and energy prices were down significantly from their peaks of about a year ago. Business inventories, which ballooned at the start of the economic downturn, have been drawn down to a point where we think new production will be necessary to meet demand. And companies have reined in their costs and reduced head count, which, although painful for employees in the short term, can make corporations more competitive in the long run. We think the combination of these factors points to a potential recovery in the second half of 2002. We would caution, however, that we believe whatever recovery we do get will be gradual, and some sectors will recover later than others.

     In the midst of a tough economic environment, our research uncovered opportunities in a number of areas over the period, and we adjusted the Portfolio's positioning to pursue those opportunities. Although we've kept a sizable piece of the portfolio invested in technology, our allocation to this sector has not been static. We reduced our exposure early in the period as corporate information technology spending ground to a virtual halt, causing inventories to mushroom and prices to plummet. Over the summer of 2001, however, we came to believe the sector was approaching a bottom. Stock valuations in many cases had come down to what we felt were attractive levels, inventories were down, and we saw signs of a slight uptick in demand. We began to selectively increase our technology exposure--for the first time in nearly two years.

     We don't expect technology spending to rebound to pre-2001 highs, but we do think the case can be made for gradual improvement over the coming 12 to 24 months. We also believe that a recovery won't be uniform across all areas of technology. For this reason, we favored software and semiconductor stocks over networking and telecommunications equipment stocks.

     Health care, leisure, and financial services stocks were three other areas where we found opportunity. Health care was a case in which valuations (stock prices in relation to factors such as earnings and cash flow) had risen in late 2000 to levels that we felt were too high, as investors sought alternatives to technology stocks. When health care valuations corrected in the first half of 2001, we seized the opportunity to increase our exposure to several pharmaceutical firms that we felt had promising products in their pipelines.

(1) The Russell 1000 Growth Index is an unmanaged, commonly used measure of large-cap growth-oriented stock total return performance.
(2) The S&P 500 is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
The indices are not available for direct investment. Returns indicate past performance, which is not predictive of future performance.

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES


     Later in the period, we invested in several drug distribution firms that act as middlemen between drug manufacturers and large volume purchasers, such as hospitals and pharmacy chains. We felt the market was underestimating the long-term value of some of these distributors, especially those that had been effective in helping their customers cut costs.

     In the leisure sector, most of our investments were in advertising-sensitive media firms. Historically, advertising has been one of the first areas to suffer in a downturn, as corporations look for ways to cut expenses, and one of the first areas to benefit from a recovery. In retrospect, we may have been too early, although we still believe we are invested in the right companies. Over the period, our leisure investments did not perform as well as we had hoped. However, we believe that, in a reviving economy, these stocks could benefit as the market recognizes the firms that have been gaining market share during the downturn.

     In the financial services area, we have been invested in several commercial property and casualty insurance firms for some time. Over a year ago, our analysts saw the potential for a turnaround in this industry, which had been in a slump for over a decade. Underwriting losses had reduced the capacity to write policies, allowing insurance firms to raise policy prices for the first time in many years.

     Although the events of September 11th seemed to be a debacle for insurance firms, we would argue quite the opposite case. Strong companies with the reserves to sustain losses from the terrorist attacks may, we believe, find themselves with more pricing power as weaker competitors exit the business. In addition, we think demand for insurance coverage could increase in this environment.

     NOTES TO SHAREHOLDERS: EFFECTIVE WITH THIS REPORT, THE RUSSELL 1000 GROWTH INDEX HAS REPLACED THE STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) AS THE PORTFOLIO' BENCHMARK. WE BELIEVE THE RUSSELL 1000 GROWTH INDEX MORE ACCURATELY REFLECTS OUR GROWTH DISCIPLINE, OFFERING INVESTORS A MORE RELIABLE OBJECTIVE MEASURE OF THE PORTFOLIO'S PERFORMANCE. FOR COMPARISON, WE WILL ALSO CONTINUE TO PROVIDE RETURNS FOR THE S&P 500, A COMMONLY USED MEASURE OF THE BROAD STOCK MARKET.

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001




                                                        SHARES       VALUE
                                                        ------     ----------

COMMON STOCKS--88.7%
AEROSPACE/DEFENSE--0.6%
  Northrop Grumman Corp. ...........................       220     $   22,178
                                                                   ----------
AIR FREIGHT--0.7%
  FedEx Corp. (b) ..................................       560         29,053
                                                                   ----------
BANKS (MAJOR REGIONAL)--0.6%
  Mellon Financial Corp. ...........................       650         24,453
                                                                   ----------
BANKS (MONEY CENTER)--0.4%
  Bank of America Corp. ............................       270         16,996
                                                                   ----------
BEVERAGES (ALCOHOLIC)--0.3%
  Anheuser-Busch Cos., Inc. ........................       260         11,755
                                                                   ----------
BEVERAGES (NON-ALCOHOLIC)--0.7%
  PepsiCo, Inc. ....................................       550         26,779
                                                                   ----------
BIOTECHNOLOGY--2.4%
  Amgen, Inc. (b) ..................................       770         43,459
  Genzyme Corp. (b) ................................       670         40,106
  MedImmune, Inc. (b) ..............................       210          9,733
                                                                   ----------
                                                                       93,298
                                                                   ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.9%
  Clear Channel Communications, Inc. (b) ...........       990         50,401
  Comcast Corp. Class A (b)                                690         24,840
                                                                   ----------
                                                                       75,241
                                                                   ----------
CHEMICALS--0.8%
  Praxair, Inc. ....................................       540         29,835
                                                                   ----------
COMMUNICATIONS EQUIPMENT--0.7%
  QUALCOMM, Inc. (b) ...............................       520         26,260
                                                                   ----------
COMPUTERS (HARDWARE)--3.3%
  Brocade Communications Systems, Inc. (b) .........       440         14,572
  Dell Computer Corp. (b) ..........................     1,360         36,965
  International Business Machines Corp. ............       430         52,013
  Sun Microsystems, Inc. (b) .......................     2,230         27,429
                                                                   ----------
                                                                      130,979
                                                                   ----------
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b) ..........................     2,250         40,747
                                                                   ----------
COMPUTERS (PERIPHERALS)--0.4%
  EMC Corp. (b) ....................................       150          2,016
  Lexmark International, Inc. (b) ..................       200         11,800
                                                                   ----------
                                                                       13,816
                                                                   ----------
COMPUTERS (SOFTWARE & SERVICES)--7.5%
  Adobe Systems, Inc. ..............................       440         13,662
  Cadence Design Systems, Inc. (b) .................     1,050         23,016
  eBay, Inc. (b) ...................................       250         16,725
  Intuit, Inc. (b) .................................       280         11,979
  Microsoft Corp. (b) ..............................     1,040         68,900
  Oracle Corp. (b) .................................     2,840         39,220
  PeopleSoft, Inc. (b) .............................       470         18,894
  VeriSign, Inc. (b) ...............................       520         19,781
  VERITAS Software Corp. (b) .......................     1,840         82,487
                                                                   ----------
                                                                      294,664
                                                                   ----------
CONSUMER FINANCE--1.4%
  Capital One Financial Corp. ......................       680         36,686
  Household International,Inc. .....................       330         19,120
                                                                   ----------
                                                                       55,806
                                                                   ----------
DISTRIBUTORS (FOOD & HEALTH)--0.9%
  ARAMARK Corp. Class B (b) ........................        10            269
  Cardinal Health, Inc. ............................       530         34,270
                                                                   ----------
                                                                       34,539
                                                                   ----------

                                                        SHARES        VALUE
                                                        ------     ----------

ELECTRICAL EQUIPMENT--1.1%
  General Electric Co. .............................     1,110     $   44,489
                                                                   ----------
ELECTRONICS (SEMICONDUCTORS)--3.9%
  Analog Devices, Inc. (b) .........................       960         42,615
  Linear Technology Corp. ..........................       860         33,574
  Maxim Integrated Products, Inc. (b) ..............        20          1,050
  Micron Technology, Inc. (b) ......................       990         30,690
  National Semiconductor Corp. (b) .................       470         14,471
  Texas Instruments, Inc. ..........................     1,120         31,360
                                                                   ----------
                                                                      153,760
                                                                   ----------
ENTERTAINMENT--3.5%
  AOL Time Warner, Inc. (b) ........................       850         27,285
  Viacom, Inc. Class B (b) .........................     2,470        109,050
                                                                   ----------
                                                                      136,335
                                                                   ----------
FINANCIAL (DIVERSIFIED)--5.5%
  American Express Co. .............................     1,250         44,613
  Citigroup, Inc. ..................................     1,330         67,139
  Freddie Mac ......................................       820         53,628
  Morgan Stanley Dean Witter & Co. .................       760         42,514
  Prudential Financial, Inc. (b) ...................       280          9,293
                                                                   ----------
                                                                      217,187
                                                                   ----------
FOODS--0.5%
  General Mills, Inc. ..............................       400         20,804
                                                                   ----------
FOOTWEAR--0.8%
  NIKE, Inc. Class B ...............................       550         30,932
                                                                   ----------
HEALTH CARE (DIVERSIFIED)--5.8%
  Abbott Laboratories ..............................     1,120         62,440
  American Home Products Corp. .....................     1,440         88,358
  Johnson & Johnson ................................     1,340         79,194
                                                                   ----------
                                                                      229,992
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.9%
  Allergan, Inc. ...................................       240         18,012
  Forest Laboratories, Inc. (b) ....................       570         46,711
  Genentech, Inc. (b) ..............................       240         13,020
  Lilly (Eli) & Co. ................................       590         46,339
  Pfizer, Inc. .....................................     2,730        108,791
                                                                   ----------
                                                                      232,873
                                                                   ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.7%
  HCA, Inc. ........................................       730         28,134
                                                                   ----------
HEALTH CARE (MANAGED CARE)--1.2%
  UnitedHealth Group, Inc. .........................       670         47,416
                                                                   ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.2%
  Applied Biosystems Group - Applera Corp. .........       630         24,740
  Baxter International, Inc. .......................       210         11,262
  Boston Scientific Corp. (b) ......................       390          9,407
                                                                   ----------
                                                                       45,409
                                                                   ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.2%
  Kimberly-Clark Corp. .............................       110          6,578
                                                                   ----------
INSURANCE (LIFE/HEALTH)--0.2%
  Principal Financial Group (The), Inc. (b) ........       270          6,480
                                                                   ----------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc. ...............       900         71,460
                                                                   ----------
INSURANCE BROKERS--0.4%
  Marsh & McLennan Cos., Inc. ......................       140         15,043
                                                                   ----------

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES


                                                        SHARES        VALUE
                                                        ------     ----------

INVESTMENT BANKING/BROKERAGE--2.6%
  Goldman Sachs Group, Inc. (The) ..................       550     $   51,013
  Merrill Lynch & Co., Inc. ........................       860         44,823
  Schwab (Charles) Corp. (The) .....................       390          6,033
                                                                   ----------
                                                                      101,869
                                                                   ----------
LEISURE TIME (PRODUCTS)--1.2%
  Harley-Davidson, Inc. ............................       830         45,077
                                                                   ----------
LODGING - HOTELS--0.5%
  Carnival Corp. ...................................       620         17,410
  Starwood Hotels & Resorts Worldwide, Inc. ........       110          3,283
                                                                   ----------
                                                                       20,693
                                                                   ----------
MANUFACTURING (DIVERSIFIED)--8.2%
  Danaher Corp. ....................................       710         42,820
  Illinois Tool Works, Inc. ........................       600         40,632
  Minnesota Mining and Manufacturing Co. ...........       550         65,016
  Tyco International Ltd. ..........................     2,940        173,166
                                                                   ----------
                                                                      321,634
                                                                   ----------
NATURAL GAS--0.2%
  El Paso Corp. ....................................       200          8,922
                                                                   ----------
OIL & GAS (EXPLORATION & PRODUCTION)--0.4%
  Devon Energy Corp. ...............................       430         16,620
                                                                   ----------
PERSONAL CARE--1.7%
  Avon Products, Inc. ..............................       530         24,645
  Estee Lauder Cos., Inc. (The) Class A ............       200          6,412
  Gillette Co. (The) ...............................     1,050         35,070
                                                                   ----------
                                                                       66,127
                                                                   ----------
POWER PRODUCERS (INDEPENDENT)--0.1%
  Calpine Corp. (b) ................................       320          5,373
                                                                   ----------
RESTAURANTS--0.5%
  Tricon Global Restaurants, Inc. (b) ..............       430         21,156
                                                                   ----------
RETAIL (BUILDING SUPPLIES)--3.0%
  Home Depot, Inc. (The) ...........................       750         38,258
  Lowe's Cos., Inc. ................................     1,720         79,825
                                                                   ----------
                                                                      118,083
                                                                   ----------
RETAIL (DEPARTMENT STORES)--0.8%
  Kohl's Corp. (b) .................................       470         33,107
                                                                   ----------
RETAIL (DRUG STORES)--0.2%
  CVS Corp. ........................................       320          9,472
                                                                   ----------
RETAIL (FOOD CHAINS)--0.4%
  Safeway, Inc. (b) ................................       350         14,613
                                                                   ----------
RETAIL (GENERAL MERCHANDISE)--4.1%
  Costco Wholesale Corp. (b) .......................       970         43,049
  Target Corp. .....................................     2,230         91,541
  Wal-Mart Stores, Inc. ............................       480         27,624
                                                                   ----------
                                                                      162,214
                                                                   ----------
RETAIL (SPECIALTY)--0.3%
  Staples, Inc. (b) ................................       710         13,277
                                                                   ----------
RETAIL (SPECIALTY-APPAREL)--0.2%
  Gap, Inc. (The) ..................................       520          7,249
                                                                   ----------
SERVICES (ADVERTISING/MARKETING)--0.6%
  Omnicom Group, Inc. ..............................       250         22,338
                                                                   ----------
SERVICES (COMMERCIAL & CONSUMER)--0.8%
  Cendant Corp. (b) ................................     1,690         33,141
                                                                   ----------

                                                        SHARES        VALUE
                                                        ------     ----------

SERVICES (COMPUTER SYSTEMS)--0.6%
  Electronic Data Systems Corp. ....................       370     $   25,364
                                                                   ----------
SERVICES (DATA PROCESSING)--3.9%
  Automatic Data Processing, Inc. ..................       840         49,476
  Concord EFS, Inc. (b) ............................       510         16,718
  First Data Corp. .................................     1,090         85,510
                                                                   ----------
                                                                      151,704
                                                                   ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.1%
  AT&T Wireless Services, Inc. (b) .................     1,430         20,549
  Sprint Corp. (PCS Group) (b) .....................       920         22,457
                                                                   ----------
                                                                       43,006
                                                                   ----------
TOBACCO--0.4%
  Philip Morris Cos., Inc. .........................       330         15,131
                                                                   ----------
TRUCKERS--0.6%
  United Parcel Service, Inc. Class B ..............       410         22,345
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $3,290,449) ...............................      3,491,806
                                                                   ----------
FOREIGN COMMON STOCKS--6.8%
BEVERAGES (ALCOHOLIC)--0.0%
  Diageo plc (United Kingdom) ......................       140          1,599
                                                                   ----------
COMMUNICATIONS EQUIPMENT--1.1%
  Nokia Oyj ADR (Finland) ..........................     1,670         40,965
                                                                   ----------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  SAP AG (Germany) .................................        70          9,175
                                                                   ----------
ELECTRONICS (SEMICONDUCTORS)--1.2%
  STMicroelectronics NV (Switzerland) ..............       770         24,386
  Taiwan Semiconductor Manufacturing Co.
    Ltd. ADR (Taiwan)(b) ...........................     1,270         21,806
                                                                   ----------
                                                                       46,192
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.1%
  Sanofi-Synthelabo SA (France) ....................       580         43,276
                                                                   ----------
INSURANCE (PROPERTY-CASUALTY)--2.4%
  ACE Ltd. (Bermuda) ...............................     1,260         50,589
  XL Capital Ltd. Class A (Bermuda) ................       460         42,026
                                                                   ----------
                                                                       92,615
                                                                   ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
  Vodafone Group plc ADR (United Kingdom) ..........     1,268         32,562
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $243,221) .................................        266,384
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--95.5%
  (Identified cost $3,533,670) ...............................      3,758,190
                                                                   ----------

                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (UNAUDITED) (000)
                                             ----------- -----
SHORT-TERM OBLIGATIONS--5.4%
FEDERAL AGENCY SECURITIES--5.4%
  Freddie Mac 1.49%, 1/2/02 .................     AAA     $212        211,991
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $211,991) .................................        211,991
                                                                   ----------
TOTAL INVESTMENTS--100.9%
  (Identified cost $3,745,661) ...............................      3,970,181(a)
  Other assets and liabilities, net--(0.9)% ..................        (35,532)
                                                                   ----------
NET ASSETS--100.0%                                                 $3,934,649
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $260,813 and gross depreciation of $48,035 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $3,757,403.
(b) Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $3,745,661) .....    $3,970,181
Cash ............................................................         1,995
Receivables
  Fund shares sold ..............................................        15,646
  Receivable from adviser .......................................        15,180
  Dividends .....................................................         1,549
                                                                     ----------
    Total assets ................................................     4,004,551
                                                                     ----------
LIABILITIES
Payables
  Investment securities purchased ...............................        40,388
  Fund shares repurchased .......................................            29
  Professional fee ..............................................        17,824
  Printing fee ..................................................         6,623
  Financial agent fee ...........................................         3,217
  Trustees' fee .................................................         1,266
Accrued expenses ................................................           555
                                                                     ----------
    Total liabilities ...........................................        69,902
                                                                     ----------
NET ASSETS ......................................................    $3,934,649
                                                                     ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............    $3,721,261
  Undistributed net investment income ...........................           295
  Accumulated net realized loss .................................       (11,427)
  Net unrealized appreciation ...................................       224,520
                                                                     ----------
NET ASSETS ......................................................    $3,934,649
                                                                     ==========
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................       368,091
                                                                     ==========
Net asset value and offering price per share ....................        $10.69
                                                                         ======

STATEMENT OF OPERATIONS
FROM INCEPTION OCTOBER 29, 2001 TO DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .....................................................       $ 4,391
  Interest ......................................................         1,447
  Foreign taxes withheld ........................................           (41)
                                                                       --------
    Total investment income .....................................         5,797
                                                                       --------
EXPENSES
  Investment advisory fee .......................................         4,483
  Financial agent fee ...........................................         6,642
  Professional ..................................................        17,824
  Printing ......................................................         6,637
  Custodian .....................................................         3,323
  Trustees ......................................................         1,266
  Miscellaneous .................................................           968
                                                                       --------
    Total expenses ..............................................        41,143
    Less expenses borne by investment adviser ...................       (35,454)
    Custodian fees paid indirectly ..............................            (9)
                                                                       --------
    Net expenses ................................................         5,680
                                                                       --------
NET INVESTMENT INCOME ...........................................           117
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...............................       (11,427)
  Net realized gain on foreign currency transaction .............           178
  Net change in unrealized appreciation (depreciation)
    on investments ..............................................       224,520
                                                                       --------
NET GAIN ON INVESTMENTS .........................................       213,271
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      $213,388
                                                                       ========


                        See Notes to Financial Statements

                    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                FROM INCEPTION
                                                                  10/29/01 TO
                                                                   12/31/01
                                                                --------------
FROM OPERATIONS
  Net investment income (loss) ................................   $      117
  Net realized gain (loss) ....................................      (11,249)
  Net change in unrealized appreciation (depreciation) ........      224,520
                                                                  ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .      213,388
                                                                  ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (368,506 shares) ..............    3,725,658
  Cost of shares repurchased (415 shares) .....................       (4,397)
                                                                  ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...    3,721,261
                                                                  ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................    3,934,649
NET ASSETS
  Beginning of period .........................................           --
                                                                  ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS) OF $295) ...........................................   $3,934,649
                                                                  ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                FROM INCEPTION
                                                                  10/29/01 TO
                                                                   12/31/01
                                                                --------------
Net asset value, beginning of period ..........................    $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................        --(4)
  Net realized and unrealized gain (loss) .....................      0.69
                                                                   ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................      0.69
                                                                   ------
CHANGE IN NET ASSET VALUE .....................................      0.69
                                                                   ------
NET ASSET VALUE, END OF PERIOD ................................    $10.69
                                                                   ======
Total return ..................................................      6.89%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......................      $3,935
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .......................................      0.95%(2)(5)
  Net investment income (loss) ................................      0.02%(2)
Portfolio turnover rate .......................................        34%(3)


(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.88% for the period ended December 31, 2001.
(2) Annualized.
(3) Not annualized.
(4) Amount is less than $0.01.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES


INVESTOR PROFILE
     This Fund is appropriate for investors seeking long-term growth of capital and secondarily the provision of reasonable current income.

INVESTMENT ADVISER'S REPORT
     Since its inception on October 29, 2001, the Fund provided a total return of 4.25%, including the reinvestment of any dividends and capital gain distributions. These returns compare to a 6.77% return during the same period for the Fund's benchmark, the S&P 500 Index(1).

     With most of the broader market averages posting double-digit losses for the second straight year, it's been one of the most difficult periods for equity investors in over 30 years. Some of the factors influencing stocks prices over the past year were the terrorist attacks, the reduction in consumer and corporate spending, and the first recession in a decade. While all these factors are important to note, we think it's important to point out that the primary reason stocks are down so dramatically this year is because earnings and earnings prospects for many companies have gone down dramatically.

     Despite this difficult environment, our primary objective remains to look for high-quality companies with superior growth characteristics whose stocks are selling at reasonable prices based on our in-house research. We remain committed to this approach, which is designed to try to outperform the broad U.S. equity market over time but with less volatility. While we are always looking for stocks that we believe are trading at attractive valuations, first and foremost, we would describe ourselves as growth investors. As a result, one of the biggest issues we faced early in the year was that it was a difficult time to be a growth at the right price manager and many of the traditional growth stocks that we believed were trading at reasonable valuations performed poorly during the year. In particular, Safeway, which was one of the larger positions in the portfolio, lost a lot of value despite posting healthy earnings growth and possessing what we believed were strong business fundamentals.

     The other area that hurt us early in the year was healthcare. As we looked at the economy, we felt there was a good chance that economic activity would be relatively weak throughout this year. Given this environment, and based on our fundamental research, healthcare offered some of the best growth at the right price opportunities in the market in our view. In particular, the pharmaceutical companies looked most attractive to us. However, two things happened. First, the market didn't agree with us, so many investors weren't focused on this industry. Second, the industry was hurt by a slowdown in approvals for new drugs by the Food and Drug Administration. This meant that new drug launches got pushed back and investors became concerned that new revenue streams for the entire industry would be deferred. We saw this as an opportunity, so we maintained our large weighting in healthcare, and we added to them throughout the year. In recent months, our health care holdings were some of the better contributors to the performance and remained a core component of our investment strategy.

     The second largest sector allocation is our well-diversified mix of financial services companies with a focus on government-sponsored mortgage enterprises such as the Federal Home Loan Mortgage Corporation. Other significant holdings include, insurance provider American International Group, diversified-financial services company Citibank, and First Data Corporation, which provide payment services and transaction processing to the financial services industry. In our view, these companies are attractively valued with strong balance sheets and they offer a diversified way to take part in a future rebound in the capital markets.


OUTLOOK
     Our outlook remains cautious looking into 2002. We're somewhat concerned about the quick rebound after September 11th because typically the market recovers roughly six months before the end of a recession, and we think the market may be in for a longer period of weak earnings before we see a recovery. However, we believe the series is well-positioned in this environment. We maintained our long term and valuation-sensitive orientation, currently holding a heavier concentration of diversified, high-quality financial services companies and defensive health care stocks. At the same time, we have sizeable exposure to cyclical areas of the market such as technology, retailing, and media and broadcasting because we think these areas could lead the market once an economic recovery takes hold.


(1) The S&P 500 is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment. Returns indicate past performance, which is not predictive of future performance.

                       PHOENIX-MFS INVESTORS TRUST SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001



                                                        SHARES        VALUE
                                                        ------      ---------

COMMON STOCKS--87.0%
AEROSPACE/DEFENSE--0.6%
  Boeing Co. (The) ..................................      130     $    5,041
  General Dynamics Corp. ............................      110          8,760
  Northrop Grumman Corp. ............................       70          7,057
                                                                   ----------
                                                                       20,858
                                                                   ----------
AIR FREIGHT--0.2%
  FedEx Corp. (b) ...................................      150          7,782
                                                                   ----------
ALUMINUM--0.9%
  Alcoa, Inc. .......................................      860         30,573
                                                                   ----------
BANKS (MAJOR REGIONAL)--2.7%
  Comerica, Inc. ....................................      310         17,763
  FleetBoston Financial Corp. .......................      310         11,315
  Mellon Financial Corp. ............................      120          4,514
  PNC Financial Services Group ......................      250         14,050
  SouthTrust Corp. ..................................       70          1,727
  U.S. Bancorp ......................................      200          4,186
  Wells Fargo & Co. .................................      870         37,802
                                                                   ----------
                                                                       91,357
                                                                   ----------
BANKS (MONEY CENTER)--1.1%
  Bank of America Corp. .............................      600         37,770
                                                                   ----------
BEVERAGES (ALCOHOLIC)--1.0%
  Anheuser-Busch Cos., Inc. .........................      730         33,003
                                                                   ----------
BEVERAGES (NON-ALCOHOLIC)--0.9%
  Coca-Cola Co. (The) ...............................      170          8,016
  PepsiCo, Inc. .....................................      460         22,397
                                                                   ----------
                                                                       30,413
                                                                   ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.8%
  Clear Channel Communications, Inc. (b) ............      460         23,419
  Comcast Corp. Class A (b) .........................      110          3,960
                                                                   ----------
                                                                       27,379
                                                                   ----------
CHEMICALS--1.0%
  Air Products and Chemicals, Inc. ..................       90          4,222
  Du Pont (E.I.) de Nemours & Co. ...................       90          3,826
  Praxair, Inc. .....................................      330         18,233
  Rohm & Haas Co. ...................................      180          6,233
                                                                   ----------
                                                                       32,514
                                                                   ----------
COMMUNICATIONS EQUIPMENT--0.6%
  CIENA Corp. (b) ...................................      120          1,717
  Comverse Technology, Inc. (b) .....................       20            448
  Lucent Technologies, Inc. (b) .....................       80            503
  Motorola, Inc. ....................................      950         14,269
  QUALCOMM, Inc. (b) ................................       70          3,535
                                                                   ----------
                                                                       20,472
                                                                   ----------
COMPUTERS (HARDWARE)--3.4%
  Compaq Computer Corp. .............................      520          5,075
  Dell Computer Corp. (b) ...........................      660         17,939
  International Business Machines Corp. .............      730         88,301
  Sun Microsystems, Inc. (b) ........................      360          4,428
                                                                   ----------
                                                                      115,743
                                                                   ----------
COMPUTERS (NETWORKING)--0.7%
  Cisco Systems, Inc. (b) ...........................    1,220         22,094
                                                                   ----------
COMPUTERS (PERIPHERALS)--0.1%
  EMC Corp. (b) .....................................      180          2,419
  Lexmark International, Inc. (b) ...................       40          2,360
                                                                   ----------
                                                                        4,779
                                                                   ----------

                                                        SHARES        VALUE
                                                        ------      ---------

COMPUTERS (SOFTWARE & SERVICES)--4.7%
  Adobe Systems, Inc. ...............................      450      $  13,972
  Amdocs Ltd.(b) ....................................      150          5,095
  BMC Software, Inc. (b) ............................      350          5,729
  Cadence Design Systems, Inc. (b) ..................       40            877
  Microsoft Corp. (b) ...............................    1,190         78,838
  Oracle Corp. (b) ..................................    2,430         33,558
  VeriSign, Inc. (b) ................................       40          1,522
  VERITAS Software Corp. (b) ........................      450         20,174
                                                                   ----------
                                                                      159,765
                                                                   ----------
CONSUMER FINANCE--0.6%
  Capital One Financial Corp. .......................      400         21,580
                                                                   ----------
DISTRIBUTORS (FOOD & HEALTH)--0.7%
  Cardinal Health, Inc.                                    310         20,044
  McKesson Corp.                                            30          1,122
  SYSCO Corp.                                               90          2,360
                                                                   ----------
                                                                       23,526
                                                                   ----------
ELECTRIC COMPANIES--1.5%
  Dominion Resources, Inc. ..........................      270         16,227
  Duke Energy Corp. .................................      400         15,704
  Exelon Corp. ......................................      430         20,588
                                                                   ----------
                                                                       52,519
                                                                   ----------
ELECTRICAL EQUIPMENT--3.1%
  General Electric Co. ..............................    2,630        105,410
                                                                   ----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.0%
  Grainger (W.W.), Inc. .............................       20            960
                                                                   ----------
ELECTRONICS (INSTRUMENTATION)--0.0%
  Tektronix, Inc. (b) ...............................       50          1,289
                                                                   ----------
ELECTRONICS (SEMICONDUCTORS)--1.9%
  Analog Devices, Inc. (b) ..........................      650         28,853
  Intel Corp. .......................................      540         16,983
  Linear Technology Corp. ...........................      100          3,904
  LSI Logic Corp. (b) ...............................       70          1,105
  Texas Instruments, Inc. ...........................      540         15,120
                                                                   ----------
                                                                       65,965
                                                                   ----------
ENTERTAINMENT--2.3%
  AOL Time Warner, Inc. (b) .........................      900         28,890
  Viacom, Inc. Class B (b) ..........................    1,110         49,006
  Walt Disney Co. (The) .............................       40            829
                                                                   ----------
                                                                       78,725
                                                                   ----------
EQUIPMENT (SEMICONDUCTORS)--0.1%
  Lam Research Corp. (b) ............................       30            697
  Novellus Systems, Inc. (b) ........................       90          3,550
                                                                   ----------
                                                                        4,247
                                                                   ----------
FINANCIAL (DIVERSIFIED)--7.6%
  Citigroup, Inc. ...................................    1,290         65,119
  Fannie Mae ........................................      490         38,955
  Freddie Mac .......................................    1,560        102,024
  Morgan Stanley Dean Witter & Co. ..................      180         10,069
  State Street Corp. ................................      800         41,800
                                                                   ----------
                                                                      257,967
                                                                   ----------
FOODS--0.1%
  Kellogg Co. .......................................      110          3,311
                                                                   ----------
FOOTWEAR--0.1%
  NIKE, Inc. Class B ................................       40          2,250
                                                                   ----------

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                        SHARES        VALUE
                                                        ------      ---------

HEALTH CARE (DIVERSIFIED)--4.7%
  Abbott Laboratories ...............................      260     $   14,495
  American Home Products Corp. ......................    1,050         64,428
  Bristol-Myers Squibb Co. ..........................      550         28,050
  Johnson & Johnson .................................      920         54,372
                                                                   ----------
                                                                      161,345
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.5%
  Allergan, Inc. ....................................      180         13,509
  Genentech, Inc. (b) ...............................      220         11,935
  Lilly (Eli) & Co. .................................      930         73,042
  Merck & Co., Inc ..................................       70          4,116
  Pfizer, Inc. ......................................    2,360         94,046
  Schering-Plough Corp. .............................      690         24,709
                                                                   ----------
                                                                      221,357
                                                                   ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.6%
  HCA, Inc. .........................................      570         21,968
                                                                   ----------
HEALTH CARE (MANAGED CARE)--1.0%
  CIGNA Corp. .......................................      300         27,795
  UnitedHealth Group, Inc. ..........................       70          4,954
                                                                   ----------
                                                                       32,749
                                                                   ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
  Applied Biosystems Group - Applera Corp. ..........      870         34,165
  Guidant Corp. (b) .................................      720         35,856
  Stryker Corp. .....................................       20          1,167
                                                                   ----------
                                                                       71,188
                                                                   ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.5%
  Colgate-Palmolive Co. .............................      120          6,930
  Kimberly-Clark Corp. ..............................       20          1,196
  Procter & Gamble Co. (The) ........................      530         41,939
                                                                   ----------
                                                                       50,065
                                                                   ----------
INSURANCE (LIFE/HEALTH)--1.2%
  AFLAC, Inc. .......................................      430         10,561
  Lincoln National Corp. ............................      110          5,342
  MetLife, Inc. .....................................      560         17,741
  UnumProvident Corp. ...............................      280          7,423
                                                                   ----------
                                                                       41,067
                                                                   ----------
INSURANCE (MULTI-LINE)--2.9%
  American International Group, Inc. ................    1,000         79,400
  Hartford Financial Services Group, Inc. (The) .....      330         20,734
                                                                   ----------
                                                                      100,134
                                                                   ----------
INSURANCE (PROPERTY-CASUALTY)--1.1%
  Allstate Corp. (The) ..............................       80          2,696
  Chubb Corp. (The) .................................       10            690
  St. Paul Cos., Inc. (The) .........................      790         34,736
                                                                   ----------
                                                                       38,122
                                                                   ----------
INSURANCE BROKERS--0.2%
  Marsh & McLennan Cos., Inc. .......................       70          7,522
                                                                   ----------
INVESTMENT BANKING/BROKERAGE--0.8%
  Goldman Sachs Group, Inc. (The) ...................      140         12,985
  Lehman Brothers Holdings, Inc. ....................       20          1,336
  Merrill Lynch & Co., Inc. .........................      220         11,466
                                                                   ----------
                                                                       25,787
                                                                   ----------
LODGING - HOTELS--0.0%
  Starwood Hotels & Resorts Worldwide, Inc. .........       30            896
                                                                   ----------
MACHINERY (DIVERSIFIED)--0.9%
  Caterpillar, Inc. .................................       40          2,090
  Deere & Co. .......................................      580         25,323
  Ingersoll-Rand Co. ................................       40          1,672
                                                                   ----------
                                                                       29,085
                                                                   ----------

                                                        SHARES        VALUE
                                                        ------      ---------

MANUFACTURING (DIVERSIFIED)--2.6%
  Danaher Corp. .....................................      170     $   10,253
  Minnesota Mining and Manufacturing Co. ............      230         27,188
  Tyco International Ltd. ...........................      880         51,832
                                                                   ----------
                                                                       89,273
                                                                   ----------
MANUFACTURING (SPECIALIZED)--0.0%
  Avery Dennison Corp. ..............................       20          1,131
                                                                   ----------
NATURAL GAS--1.3%
  Dynegy, Inc. Class A ..............................      110          2,805
  El Paso Corp. .....................................      500         22,305
  KeySpan Corp. .....................................       40          1,386
  NiSource, Inc. ....................................      350          8,071
  Williams Cos., Inc. (The) .........................      410         10,463
                                                                   ----------
                                                                       45,030
                                                                   ----------
OIL--0.5%
  Conoco, Inc. ......................................      460         13,018
  Occidental Petroleum Corp. ........................      120          3,184
                                                                   ----------
                                                                       16,202
                                                                   ----------
OIL & GAS (DRILLING & EQUIPMENT)--0.0%
  Baker Hughes, Inc. ................................       40          1,459
                                                                   ----------
OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
  Anadarko Petroleum Corp. ..........................      190         10,802
  Apache Corp. ......................................      164          8,180
  Devon Energy Corp. ................................      140          5,411
                                                                   ----------
                                                                       24,393
                                                                   ----------
OIL (INTERNATIONAL INTEGRATED)--3.4%
  ChevronTexaco Corp. ...............................       90          8,065
  Exxon Mobil Corp. .................................    2,700        106,110
                                                                   ----------
                                                                      114,175
                                                                   ----------
PAPER & FOREST PRODUCTS--0.8%
  International Paper Co. ...........................      630         25,421
                                                                   ----------
PERSONAL CARE--0.7%
  Estee Lauder Cos., Inc. (The) Class A .............       20            641
  Gilliette Co. (The) ...............................      690         23,046
                                                                   ----------
                                                                       23,687
                                                                   ----------
POWER PRODUCERS (INDEPENDENT)--0.1%
  Calpine Corp. (b)                                        140          2,351
                                                                   ----------
PUBLISHING--0.4%
  McGraw-Hill Cos., Inc. (The) ......................      200         12,196
                                                                   ----------
PUBLISHING (NEWSPAPERS)--1.9%
  Gannett Co., Inc. .................................      460         30,926
  New York Times Co. (The) Class A ..................      770         33,302
                                                                   ----------
                                                                       64,228
                                                                   ----------
RESTAURANTS--0.1%
  McDonald's Corp. ..................................       90          2,382
                                                                   ----------
RETAIL (BUILDING SUPPLIES)--0.3%
  Home Depot, Inc. (The) ............................       70          3,571
  Lowe's Cos., Inc. .................................      110          5,105
                                                                   ----------
                                                                        8,676
                                                                   ----------
RETAIL (DISCOUNTERS)--0.0%
  Family Dollar Stores, Inc. ........................       20            600
                                                                   ----------
RETAIL (DRUG STORES)--0.1%
  Walgreen Co. ......................................       50          1,683
                                                                   ----------
RETAIL (FOOD CHAINS)--2.5%
  Kroger Co. (The) (b) ..............................      970         20,244
  Safeway, Inc. (b) .................................    1,540         64,295
                                                                   ----------
                                                                       84,539
                                                                   ----------


                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                                        SHARES        VALUE
                                                        ------      ---------

RETAIL (GENERAL MERCHANDISE)--2.6%
  Costco Wholesale Corp. (b) ........................      100     $    4,438
  Sears, Roebuck and Co. ............................      420         20,009
  Target Corp. ......................................      500         20,525
  Wal-Mart Stores, Inc. .............................      760         43,738
                                                                   ----------
                                                                       88,710
                                                                   ----------
RETAIL (SPECIALTY-APPAREL)--0.3%
  Gap, Inc. (The) ...................................      670          9,340
                                                                   ----------
SERVICES (COMMERCIAL & CONSUMER)--0.1%
  IMS Health, Inc. ..................................      180          3,512
                                                                   ----------
SERVICES (DATA PROCESSING)--2.2%
  Automatic Data Processing, Inc. ...................      320         18,848
  Concord EFS, Inc. (b) .............................      220          7,212
  First Data Corp. ..................................      600         47,070
                                                                   ----------
                                                                       73,130
                                                                   ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
  AT&T Wireless Services, Inc.(b) ...................      730         10,490
  Sprint Corp. (PCS Group)(b) .......................      220          5,370
                                                                   ----------
                                                                       15,860
                                                                   ----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.5%
  AT&T Corp. ........................................    1,470         26,666
  Sprint Corp. (FON Group) ..........................    1,180         23,694
                                                                   ----------
                                                                       50,360
                                                                   ----------
TELEPHONE--2.4%
  ALLTEL Corp. ......................................       90          5,555
  BellSouth Corp. ...................................      520         19,838
  Qwest Communications International, Inc. ..........       90          1,272
  SBC Communications, Inc. ..........................      440         17,235
  Verizon Communications, Inc. ......................      820         38,917
                                                                   ----------
                                                                       82,817
                                                                   ----------
TOBACCO--1.4%
  Philip Morris Cos., Inc. ..........................    1,070         49,060
                                                                   ----------
TRUCKERS--0.4%
  United Parcel Service, Inc. Class B ...............      250         13,625
                                                                   ----------
WASTE MANAGEMENT--0.0%
  Waste Management, Inc. ............................       40          1,276
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $2,848,090) ...............................      2,958,652
                                                                   ----------
FOREIGN COMMON STOCKS--8.8%
BEVERAGES (ALCOHOLIC)--1.0%
  Diageo plc (United Kingdom) .......................    2,950         33,704
                                                                   ----------
CHEMICALS (SPECIALTY)--0.9%
  Akzo Nobel NV (Netherlands) .......................      380         16,968
  Syngenta AG (Switzerland)(b) ......................      260         13,467
                                                                   ----------
                                                                       30,435
                                                                   ----------
COMMUNICATIONS EQUIPMENT--0.6%
  Nokia Oyj ADR (Finland) ...........................      810         19,869
  Nortel Networks Corp. (Canada)(b) .................      140          1,050
                                                                   ----------
                                                                       20,919
                                                                   ----------


                                                        SHARES        VALUE
                                                        ------      ---------

COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Check Point Software Technologies Ltd. (Israel)(b)       130     $    5,186
                                                                   ----------
ELECTRICAL EQUIPMENT--0.1%
  Flextronics International Ltd. (Singapore) (b) ....      100          2,399
                                                                   ----------
ELECTRONICS (SEMICONDUCTORS)--0.1%
  STMicroelectronics NV (Switzerland) ...............       80          2,534
                                                                   ----------
FOODS--0.8%
  Nestle SA Registered Shares Class B (Switzerland) .      126         26,865
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
  Novartis AG Registered Shares (Switzerland) .......      810         29,272
  Sanofi-Synthelabo SA (France) .....................      360         26,861
                                                                   ----------
                                                                       56,133
                                                                   ----------
INSURANCE (MULTI-LINE)--0.2%
  Muenchener Rueckversicherungs-Gesellschaft AG
  (Germany) .........................................       20          5,431
                                                                   ----------
INSURANCE (PROPERTY-CASUALTY)--0.6%
  XL Capital Ltd. Class A (Bermuda) .................      230         21,013
                                                                   ----------
OIL & GAS (REFINING & MARKETING)--0.8%
  TotalFinaElf SA (France) ..........................      190         27,135
                                                                   ----------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  BP plc ADR (United Kingdom) .......................      700         32,557
                                                                   ----------
PAPER & FOREST PRODUCTS--0.0%
  Jefferson Smurfit Group plc (Ireland) .............      590          1,271
                                                                   ----------
RAILROADS--0.5%
  Canadian National Railway Co. (Canada) ............      355         17,139
                                                                   ----------
SERVICES (COMMERCIAL & CONSUMER)--0.4%
  Reuters Group plc ADR (United Kingdom) ............      210         12,598
                                                                   ----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
  BCE, Inc. (Canada) ................................      250          5,700
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $288,525) .................................        301,019
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--95.8%
  (Identified cost $3,136,615) ...............................      3,259,671
                                                                   ----------

                                             STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                            (UNAUDITED) (000)
                                            ----------- -----
SHORT-TERM OBLIGATIONS--12.1%
FEDERAL AGENCY SECURITIES--12.1%
  Freddie Mac 1.49%, 1/2/02 .................     AAA    $ 411        410,983
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $410,983) .................................        410,983
                                                                   ----------
TOTAL INVESTMENTS--107.9%
  (Identified cost $3,547,598) ...............................      3,670,654(a)
  Other assets and liabilities, net--(7.9)% ..................       (269,759)
                                                                   ----------
NET ASSETS--100.0% ...........................................     $3,400,895
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $179,675 and gross depreciation of $56,982 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $3,547,961.
(b) Non-income producing.

                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $3,547,598) ...    $3,670,654
Cash ..........................................................        27,776
Foreign currency at value (Identified cost $15,377) ...........        15,519
Receivables
  Receivable from adviser .....................................        15,490
  Fund shares sold ............................................         6,136
  Investment securities sold ..................................         3,633
  Dividends ...................................................         2,634
                                                                   ----------
    Total assets ..............................................     3,741,842
                                                                   ----------
LIABILITIES
Payables
  Investment securities purchased .............................       309,768
  Fund shares repurchased .....................................             7
  Professional fee ............................................        17,824
  Financial agent fee .........................................         3,215
  Trustees' fee ...............................................         1,266
Accrued expenses ..............................................         8,867
                                                                   ----------
    Total liabilities .........................................       340,947
                                                                   ----------
NET ASSETS ....................................................    $3,400,895
                                                                   ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ............    $3,269,013
  Undistributed net investment income .........................         4,228
  Accumulated net realized gain ...............................         4,740
  Net unrealized appreciation .................................       122,914
                                                                   ----------
NET ASSETS ....................................................    $3,400,895
                                                                   ==========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization .....................................       326,229
                                                                   ==========
Net asset value and offering price per share                           $10.42
                                                                       ======

STATEMENT OF OPERATIONS
FROM INCEPTION OCTOBER 29, 2001 TO DECEMBER 31, 2001
INVESTMENT INCOME
  Dividends ...................................................      $  7,688
  Interest ....................................................         1,224
  Foreign taxes withheld ......................................           (36)
                                                                     --------
    Total investment income ...................................         8,876
                                                                     --------
EXPENSES
  Investment advisory fee .....................................         4,169
  Financial agent fee .........................................         6,631
  Professional ................................................        17,824
  Printing ....................................................         6,636
  Custodian ...................................................         3,327
  Trustees ....................................................         1,266
  Miscellaneous ...............................................           968
                                                                     --------
    Total expenses ............................................        40,821
    Less expenses borne by investment adviser .................       (35,527)
    Custodian fees paid indirectly ............................           (13)
                                                                     --------
    Net expenses ..............................................         5,281
                                                                     --------
NET INVESTMENT INCOME .........................................         3,595
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities .............................         4,740
  Net realized gain on foreign currency transactions ..........           633
  Net change in unrealized appreciation (depreciation) on
    investments ...............................................       123,056
  Net change in unrealized appreciation (depreciation) on foreign
    currency and foreign currency transactions ................          (142)
                                                                     --------
NET GAIN ON INVESTMENTS .......................................       128,287
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........      $131,882
                                                                     ========


                        See Notes to Financial Statements

                       PHOENIX-MFS INVESTORS TRUST SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FROM INCEPTION
                                                                                     10/29/01 TO
                                                                                      12/31/01
                                                                                     ----------
FROM OPERATIONS
  Net investment income (loss) .................................................     $    3,595
  Net realized gain (loss) .....................................................          5,373
  Net change in unrealized appreciation (depreciation) .........................        122,914
                                                                                     ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................        131,882
                                                                                     ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (327,032 shares) ...............................      3,277,340
  Cost of shares repurchased (803 shares) ......................................         (8,327)
                                                                                     ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................      3,269,013
                                                                                     ----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................      3,400,895
NET ASSETS
  Beginning of period ..........................................................             --
                                                                                     ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $4,228)     $3,400,895
                                                                                     ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  FROM INCEPTION
                                                                                    10/29/01 TO
                                                                                     12/31/01
                                                                                   ------------
Net asset value, beginning of period ...........................................     $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................................................       0.01
  Net realized and unrealized gain (loss) ......................................       0.41
                                                                                     ------
    TOTAL FROM INVESTMENT OPERATIONS ...........................................       0.42
                                                                                     ------
CHANGE IN NET ASSET VALUE ......................................................       0.42
                                                                                     ------
NET ASSET VALUE, END OF PERIOD .................................................     $10.42
                                                                                     ======
Total return ...................................................................       4.25%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ........................................     $3,401
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ........................................................       0.95%(2)(4)
  Net investment income (loss) .................................................       0.65%(2)
Portfolio turnover rate ........................................................         4%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.34% for the period ended December 31, 2001.
(2) Annualized.
(3) Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES


INVESTOR PROFILE
     This series is appropriate for investors seeking capital appreciation and reasonable income. The portfolio seeks undervalued companies that possess high-quality management teams, strong cash flows, healthy balance sheets and an opportunity for improved earnings growth. The portfolio also adheres to a very disciplined approach towards managing risk. This process involves balancing risks at the individual company level, sector level, and at the portfolio level.

INVESTMENT ADVISER'S REPORT
     For the period since inception (October 29, 2001) through December 31, 2001, the portfolio provided a total return of 5.73%. This return, which includes the reinvestment of any distributions but does not reflect any applicable contract or surrender charges, compares to a return of 6.77% over the period for the portfolio's benchmark, the S&P 500(1).

     This past year has seen a number of unpleasant economic and financial milestones. Among them were a recession -- the first in a decade; a downturn in profits -- the steepest since the 1930s; and a major corporate bankruptcy -- the largest in U.S. history. During the year the markets adjusted to those events and dealt with the effects associated with the September 11th attacks.

     While this difficult investment environment resulted in two consecutive years of negative returns for U.S. equities, the market's dynamics shifted away from growth to value stocks, creating a more favorable backdrop for the portfolio's consistent value-oriented investment approach. With the exception of the fourth quarter of 2001, where we witnessed a sharp rebound in growth stocks, the past twelve months were marked by a dramatic turnaround in market sentiment. Investors soured on previously favored technology, telecommunications, and media stocks that had reached lofty valuations and fled to more-defensive, value-oriented investments.

     While the portfolio lagged its Lipper Equity Income category average and the S&P 500 during the period. The portfolio returned 5.73% while the benchmarks returned 7.05% and 6.77%, respectively. It's difficult to determine exactly what caused the portfolio to underperform the average equity income portfolio because it includes such a broad range of competitors, however, the portfolio's performance was hurt primarily by our large exposure to energy and utilities stocks. These stocks came under pressure during the period due to weaker-than-expected demand for energy and uncertainty surrounding commodity prices for oil and natural gas. Other detractors included mixed performance from our holdings in the financial services and health care sectors.

     On a more positive note, strong stock selection across a broad range of industries and our consistent underweighting in technology stocks contributed favorably to performance during the past year. Despite some weakness in the energy, utilities, and health care sectors throughout the year, our stock selection in these traditionally defensive areas provided a boost to performance versus the S&P 500. In the past three months, oil services companies such as Apache Corporation and Schlumberger performed well. Utility holdings such as National Fuel Gas and Nstar, also provided stable results. In the health care sector, pharmaceuticals company Abbott Labs contributed to performance, as did medical equipment manufacturer Guidant Corporation. Consumer staples stocks, such as Archer Daniels, Procter & Gamble, and Gillette, also help performance.

     In this uncertain environment, our primary objective remains to try to outperform our benchmarks with lower volatility. Over time, we believe we can achieve this objective by maintaining a consistent focus on inexpensive stocks of high-quality companies with solid or improving balance sheets and cash flows. Through our independent research, we also strive to find companies with management teams that we believe are taking the right steps to improve the value of the company. Most importantly, however, we adhere to a very disciplined approach toward managing risks in the portfolio. This process involves analyzing risks at the company and sector levels by analyzing industry trends and by maintaining a diversified portfolio.


OUTLOOK
     As far as the economy is concerned, the outlook is a bit cloudy right now. Until evidence of a recovery in corporate earnings becomes more compelling, we're likely to maintain our defensive investment strategy. While we think the recession could last several more months, baring any unforeseen crisis, we anticipate a recovery in the second half of the year. That said, we are beginning to concentrate on companies that are likely to benefit once the economy  begins  to turn  around.  Accordingly,  we think our  largest  holdings exemplify our conservative approach to stockpicking, our emphasis on high-quality companies with improving business fundamentals, and our confidence in the long-term health of the U.S. economy.


(1) The S&P 500 is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment. Returns indicate past performance, which is not predictive of future performance.

                            PHOENIX-MFS VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                         SHARES      VALUE
                                                         ------    ----------

COMMON STOCKS--88.5%
AEROSPACE/DEFENSE--0.3%
  Northrop Grumman Corp. ...........................        120    $   12,097
                                                                   ----------
AGRICULTURAL PRODUCTS--0.7%
  Archer-Daniels-Midland Co. .......................      2,430        34,870
                                                                   ----------
ALUMINUM--2.5%
  Alcan Inc. .......................................        850        30,540
  Alcoa, Inc. ......................................      2,470        87,809
                                                                   ----------
                                                                      118,349
                                                                   ----------
AUTO PARTS & EQUIPMENT--0.9%
  Delphi Automotive Systems ........................      2,980        40,707
                                                                   ----------
BANKS (MAJOR REGIONAL)--5.0%
  FleetBoston Financial Corp. ......................      2,440        89,060
  Mellon Financial Corp. ...........................      1,700        63,954
  PNC Financial Services Group .....................        840        47,208
  SouthTrust Corp. .................................      1,320        32,564
                                                                   ----------
                                                                      232,786
                                                                   ----------
BANKS (MONEY CENTER)--1.8%
  Bank of America Corp. ............................      1,370        86,242
                                                                   ----------
BEVERAGES (NON-ALCOHOLIC)--1.3%
  PepsiCo, Inc. ....................................      1,220        59,402
                                                                   ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
  Comcast Corp. Class A (b) ........................      1,470        52,920
  Cox Communications, Inc. Class A (b) .............      1,160        48,616
                                                                   ----------
                                                                      101,536
                                                                   ----------
CHEMICALS--2.0%
  Air Products and Chemicals, Inc. .................      1,340        62,859
  Praxair, Inc. ....................................        580        32,045
                                                                   ----------
                                                                       94,904
                                                                   ----------
CHEMICALS (DIVERSIFIED)--1.2%
  PPG Industries, Inc. .............................      1,090        56,375
                                                                   ----------
COMPUTERS (HARDWARE)--1.7%
  International Business Machines Corp. ............        440        53,222
  Sun Microsystems, Inc. (b) .......................      2,030        24,969
                                                                   ----------
                                                                       78,191
                                                                   ----------
COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Oracle Corp. (b) .................................        390         5,386
                                                                   ----------
ELECTRIC COMPANIES--3.3%
  Dominion Resources, Inc. .........................        760        45,676
  FirstEnergy Corp. ................................        670        23,437
  FPL Group, Inc. ..................................        280        15,792
  NSTAR ............................................      1,010        45,298
  Pinnacle West Capital Corp. ......................        620        25,947
                                                                   ----------
                                                                      156,150
                                                                   ----------
ELECTRICAL EQUIPMENT--0.6%
  Rockwell International Corp. .....................      1,650        29,469
                                                                   ----------
ELECTRONICS (INSTRUMENTATION)--0.5%
  Agilent Technologies, Inc. (b) ...................        870        24,804
                                                                   ----------
ELECTRONICS (SEMICONDUCTORS)--1.1%
  Analog Devices, Inc. (b) .........................        510        22,639
  Texas Instruments, Inc. ..........................      1,010        28,280
                                                                   ----------
                                                                       50,919
                                                                   ----------

                                                         SHARES      VALUE
                                                         ------    ----------

ENTERTAINMENT--2.4%
  Viacom, Inc. Class B (b) .........................      1,900    $   83,885
  Walt Disney Co. (The) ............................      1,350        27,972
                                                                   ----------
                                                                      111,857
                                                                   ----------
FINANCIAL (DIVERSIFIED)--8.4%
  American Express Co. .............................        970        34,619
  Citigroup, Inc. ..................................      2,990       150,935
  Equity Office Properties Trust ...................        800        24,064
  Equity Residential Properties Trust ..............      1,850        53,114
  Fannie Mae .......................................        500        39,750
  Freddie Mac ......................................        680        44,472
  Morgan Stanley Dean Witter & Co. .................        850        47,549
                                                                   ----------
                                                                      394,503
                                                                   ----------
FOODS--1.9%
  Kellogg Co. ......................................      1,910        57,491
  Smucker (J.M.) Co. (The) .........................        850        30,073
                                                                   ----------
                                                                       87,564
                                                                   ----------
HEALTH CARE (DIVERSIFIED)--2.5%
  Abbott Laboratories ..............................      1,480        82,510
  American Home Products Corp. .....................        590        36,202
                                                                   ----------
                                                                      118,712
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.8%
  Merck & Co., Inc. ................................        730        42,924
  Pfizer, Inc. .....................................      1,060        42,241
                                                                   ----------
                                                                       85,165
                                                                   ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
  HCA, Inc. ........................................        450        17,343
                                                                   ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.0%
  Guidant Corp. (b) ................................        910        45,318
                                                                   ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.7%
  Kimberly-Clark Corp. .............................        970        58,006
  Procter & Gamble Co. (The) .......................        870        68,843
                                                                   ----------
                                                                      126,849
                                                                   ----------
NSURANCE (LIFE/HEALTH)--1.8%
  Jefferson Pilot Corp. ............................      1,100        50,897
  MetLife, Inc. ....................................        980        31,046
                                                                   ----------
                                                                       81,943
                                                                   ----------
INSURANCE (MULTI-LINE)--1.2%
  Hartford Financial Services Group, Inc. (The) ....        860        54,034
                                                                   ----------
INSURANCE (PROPERTY-CASUALTY)--2.7%
  Allstate Corp. (The) .............................      1,840        62,008
  Chubb Corp. (The) ................................        370        25,530
  SAFECO Corp. .....................................        670        20,870
  St. Paul Cos., Inc. (The) ........................        450        19,787
                                                                   ----------
                                                                      128,195
                                                                   ----------
INVESTMENT BANKING/BROKERAGE--1.1%
  Merrill Lynch & Co., Inc. ........................      1,010        52,641
                                                                   ----------
MACHINERY (DIVERSIFIED)--2.4%
  Caterpillar, Inc. ................................        430        22,468
  Deere & Co. ......................................      2,100        91,686
                                                                   ----------
                                                                      114,154
                                                                   ----------

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES


                                                         SHARES      VALUE
                                                         ------    ----------

MANUFACTURING (DIVERSIFIED)--2.7%
  Danaher Corp. ....................................        870    $   52,470
  Minnesota Mining and Manufacturing Co. ...........        620        73,290
                                                                   ----------
                                                                      125,760
                                                                   ----------
MANUFACTURING (SPECIALIZED)--0.7%
  Pall Corp. .......................................      1,360        32,722
                                                                   ----------
METALS MINING--0.5%
  Phelps Dodge Corp. (b) ...........................        740        23,976
                                                                   ----------
NATURAL GAS--3.6%
  Agl Resources, Inc. ..............................        940        21,639
  National Fuel Gas Co. ............................      2,390        59,033
  NICOR, Inc. ......................................        840        34,978
  NiSource, Inc. ...................................        700        16,142
  WGL Holdings, Inc. ...............................      1,230        35,756
                                                                   ----------
                                                                      167,548
                                                                   ----------
OIL--0.2%
  Occidental Petroleum Corp. .......................        370         9,816
                                                                   ----------
OIL & GAS (DRILLING & EQUIPMENT)--2.2%
  Noble Drilling Corp. (b) .........................        460        15,658
  Schlumberger Ltd. ................................      1,610        88,470
                                                                   ----------
                                                                      104,128
                                                                   ----------
OIL & GAS (EXPLORATION & PRODUCTION)--4.4%
  Anadarko Petroleum Corp. .........................     1,110         63,103
  Apache Corp. .....................................     1,022         50,977
  Devon Energy Corp. ...............................       770         29,761
  Unocal Corp. .....................................     1,740         62,762
                                                                   ----------
                                                                      206,603
                                                                   ----------
OIL (INTERNATIONAL INTEGRATED)--2.6%
  Exxon Mobil Corp. ................................      3,130       123,009
                                                                   ----------
PAPER & FOREST PRODUCTS--1.3%
  International Paper Co. ..........................      1,500        60,525
                                                                   ----------
PERSONAL CARE--0.9%
  Gilliette Co. (The) ..............................      1,310        43,754
                                                                   ----------
PUBLISHING (NEWSPAPERS)--2.0%
  Gannett Co., Inc. ................................        900        60,507
  Tribune Co. ......................................        900        33,687
                                                                   ----------
                                                                       94,194
                                                                   ----------
RAILROADS--1.0%
  Canadian National Railway Co. ....................      1,016        49,052
                                                                    ----------
RETAIL (GENERAL MERCHANDISE)--2.6%
  Sears, Roebuck and Co. ...........................      2,520       120,053
                                                                   ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
  AT&T Wireless Services, Inc. (b) .................      3,390        48,714
                                                                   ----------
TELECOMMUNICATIONS (LONG DISTANCE)--3.5%
  AT&T Corp. .......................................      3,870        70,202
  Sprint Corp. (FON Group) .........................      4,580        91,966
                                                                   ----------
                                                                      162,168
                                                                   ----------
TELEPHONE--2.6%
  BellSouth Corp. ..................................      1,200        45,780
  Verizon Communications, Inc. .....................      1,650        78,309
                                                                   ----------
                                                                      124,089
                                                                   ----------

                                                         SHARES      VALUE
                                                         ------    ----------

TOBACCO--1.2%
  Philip Morris Cos., Inc. .........................      1,250    $   57,313
                                                                   ----------
TOTAL COMMON STOCKS
  (Identified cost $3,973,514) ................................     4,153,889
                                                                   ----------
FOREIGN COMMON STOCKS--7.2%
BEVERAGES (ALCOHOLIC)--0.2%
  Diageo plc (United Kingdom) ......................        910        10,397
                                                                   ----------
CHEMICALS (SPECIALTY)--3.6%
  Akzo Nobel NV (Netherlands) ......................      2,120        94,663
  Syngenta AG (Switzerland) (b) ....................      1,450        75,107
                                                                   ----------
                                                                      169,770
                                                                   ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
  Novartis AG Registered Shares (Switzerland) ......      1,200        43,366
                                                                   ----------
INSURANCE (MULTI-LINE)--0.4%
  CGNU plc (United Kingdom) ........................      1,330        16,357
                                                                   ----------
OIL (INTERNATIONAL INTEGRATED)--2.1%
  BP plc ADR (United Kingdom) ......................      1,100        51,161
  TotalFinaELF SA  ADR (France) (b) ................        640        44,953
                                                                   ----------
                                                                       96,114
                                                                   ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $331,658) ..................................       336,004
                                                                   ----------
CONVERTIBLE PREFERRED STOCKS--1.6%
COMMUNICATIONS EQUIPMENT--0.8%
  Motorola, Inc. Cv. Pfd. 7% .......................        780        36,457
                                                                   ----------
ELECTRIC COMPANIES--0.6%
  TXU Corp. Cv. Pfd. 8.75% .........................        530        27,422
                                                                   ----------
AEROSPACE/DEFENSE--0.2%
  Northrop Grumman Corp. Cv. Pfd. 7.25% ............        100        11,140
                                                                   ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $76,534) ...................................        75,019
                                                                   ----------
TOTAL LONG-TERM INVESTMENTS--97.3%
  (Identified cost $4,381,707) ................................     4,564,912
                                                                   ----------

                                             STANDARD
                                             & POOR'S      PAR
                                              RATING      VALUE
                                            (UNAUDITED)   (000)
                                            -----------   -----
SHORT-TERM OBLIGATIONS--4.7%
FEDERAL AGENCY SECURITIES--4.7%
  Freddie Mac 1.49%, 1/2/02 .................... AAA       $221       220,991
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $220,991) ..................................       220,991
                                                                   ----------
TOTAL INVESTMENTS--102.0%
  (Identified cost $4,602,697) ................................     4,785,903(a)
  Other assets and liabilities, net--(2.0)% ...................       (92,998)
                                                                   ----------
NET ASSETS--100.0% ............................................    $4,692,905
                                                                   ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $213,882 and gross depreciation of $31,328 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $4,603,349.
(b)  Non-income producing.

                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $4,602,697) .....    $4,785,903
Receivables
  Investment securities sold ....................................        25,624
  Receivable from adviser .......................................        14,835
  Dividends .....................................................         5,831
  Fund shares sold ..............................................         4,976
                                                                     ----------
    Total assets ................................................     4,837,169
                                                                     ----------
LIABILITIES
Cash overdraft ..................................................           924
Payables
  Investment securities repurchased .............................       108,024
  Fund shares repurchased .......................................         4,793
  Professional fee ..............................................        17,824
  Printing fee ..................................................         6,623
  Financial agent fee ...........................................         3,222
  Trustees' fee .................................................         1,266
Accrued expenses ................................................         1,588
                                                                     ----------
    Total liabilities ...........................................       144,264
                                                                     ----------
NET ASSETS ......................................................    $4,692,905
                                                                     ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............    $4,500,085
  Accumulated net realized gain .................................         9,936
  Net unrealized appreciation ...................................       182,884
                                                                     ----------
NET ASSETS ......................................................    $4,692,905
                                                                     ==========
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................       444,665
                                                                     ==========
Net asset value and offering price per share ....................        $10.55
                                                                         ======

STATEMENT OF OPERATIONS
FROM INCEPTION OCTOBER 29, 2001 TO DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .....................................................    $   13,261
  Interest ......................................................         1,542
  Foreign taxes withheld ........................................           (78)
                                                                     ----------
    Total investment income .....................................        14,725
                                                                     ----------
EXPENSES
  Investment advisory fee .......................................         4,842
  Financial agent fee ...........................................         6,654
  Professional ..................................................        17,824
  Printing ......................................................         6,637
  Custodian .....................................................         3,318
  Trustees ......................................................         1,266
  Miscellaneous .................................................           968
                                                                     ----------
    Total expenses ..............................................        41,509
    Less expenses borne by investment adviser ...................       (35,371)
    Custodian fees paid indirectly ..............................            (4)
                                                                     ----------
    Net expenses ................................................         6,134
                                                                     ----------
NET INVESTMENT INCOME ...........................................         8,591
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized  gain on securities ..............................         9,765
  Net change in unrealized appreciation
    (depreciation) on investments ...............................       183,206
  Net change in unrealized  appreciation
    (depreciation) on foreign currency and
    foreign currency transactions ...............................          (322)
                                                                     ----------
NET GAIN ON INVESTMENTS .........................................       192,649
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $  201,240
                                                                     ==========


                        See Notes to Financial Statements

                            PHOENIX-MFS VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FROM INCEPTION
                                                                   10/29/01 TO
                                                                    12/31/01
                                                                 --------------
FROM OPERATIONS
  Net investment income (loss) ................................    $    8,591
  Net realized gain (loss) ....................................         9,765
  Net change in unrealized appreciation (depreciation) ........       182,884
                                                                   ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .       201,240
                                                                   ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................        (8,371)
  Net realized short-term gains ...............................           (49)
                                                                   ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...        (8,420)
                                                                   ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (447,287 shares) ..............     4,527,099
  Net asset value of shares issued from reinvestment of
    distributions (798 shares) ................................         8,420
  Cost of shares repurchased (3,420 shares) ...................       (35,434)
                                                                   ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...     4,500,085
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................     4,692,905
NET ASSETS
  Beginning of period .........................................            --
                                                                   ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF $0) .......................    $4,692,905
                                                                   ==========


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 FROM INCEPTION
                                                                  10/29/01 TO
                                                                   12/31/01
                                                                 --------------
Net asset value, beginning of period ..........................    $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................      0.02
  Net realized and unrealized gain (loss) .....................      0.55
                                                                   ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................      0.57
                                                                   ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................     (0.02)
  Dividends from net realized gains ...........................        --(5)
                                                                   ------
    TOTAL DISTRIBUTIONS .......................................     (0.02)
                                                                   ------
CHANGE IN NET ASSET VALUE .....................................      0.55
                                                                   ------
NET ASSET VALUE, END OF PERIOD ................................    $10.55
                                                                   ======
Total return ..................................................      5.73%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .......................    $4,693
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) .......................................      0.95%(2)(4)
  Net investment income .......................................      1.33%(2)
Portfolio turnover rate .......................................         9%(3)

(1)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.43% for the period ended December 31, 2001.
(2)Annualized.
(3)Not annualized.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)Amount is less than $0.01.

                        See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

INVESTOR PROFILE
     The  Fund  is   appropriate   for  investors   seeking  long  term  capital
appreciation by investing primarily in equity securities.

INVESTMENT ADVISER'S REPORT
     The S&P 500 Index(1) rebounded in the fourth quarter of 2001, advancing 10.70%. Despite this strong rebound the index finished its second consecutive year of double digit losses, down 11.87% and the Fund fell 15.08%. This is only the fourth time since the Depression that the equity markets had two consecutive annual losses. All sectors in the index, with the exception of consumer discretionary and materials, which represent only 15% of the index, had negative returns. The declines in the US market occurred against a backdrop of economic weakness, with the longest lasting business expansion in US history ending in March 2001. Corporate earnings in the US are estimated to have declined 16-17%, compared to a growth rate of 17% in 2000. The Fed cut interest rates 11 times and 4.75%, yet monetary and fiscal stimulus did not lead to the business spending that will be necessary for recovery. Technology spending declined last year from the strong levels experienced in advance of Y2K and the introduction of the Euro. The consumer remained relatively strong despite the declining market and increasing unemployment, buoyed to some extent by the ability to refinance and a boom in residential real estate values. Within the large cap universe, both value and growth indices declined, although the Russell 1000 Value Index(2), which fell 5.59% lost less than the Russell 1000 Growth Index(3), which lost 20.42%. The Lipper peer group fell -23.87% and the fund fell -15.08%.

     The fund lagged the S&P 500 as a result of stock selection. While it is never satisfying to report negative numbers and to lag the primary index, we are pleased with performance relative to the growth universe and other growth managers, as we exceeded both benchmarks for the second year in a row, a period that has been extremely difficult for growth managers. The fund was, on average 5% overweight in technology throughout the year, although we opportunistically increased and decreased exposure throughout the year as a result of valuation work, and these decisions were incrementally positive for performance. Technology was the second worst performing sector of the index and the fund, after utilities. Stock selection in the first quarter lagged the index materially and the fund ended the year behind the index return despite outperformance in both the second and fourth quarters. During the year we increased the emphasis on larger, more established companies dominant in their respective space. These are companies that have longer histories as publicly traded companies, have cash on their balance sheets and have been through prior downturns. Many of these companies tended to act as bellwethers for their respective industries, continued to spend on research and development and many did not make negative preannouncements. Microsoft, the largest technology holding, advanced 53%, gaining $123 billion in market capitalization. Microsoft was helped by resolution of many of the legal issues that had threatened the breakup of the company. Microsoft also made progress in the diversification of its product line through the introduction of Xbox, which appeared in the early running to have supplanted Nintendo for the second place after Sony Playstation. The release of Windows XP, which experienced a good start that should only get stronger as both companies and individuals upgrade. The upgrade will be required as Microsoft will support Windows 2000 only through the end of 2002. We view Microsoft as a company that can consistently earn high single digit/low double digit earnings growth, which is attractive in the current environment.

     Stock selection in telecomm services, which was less than 5% of the fund, also detracted from performance. Providers such as Verizon and SBC suffered modest declines as growth rates slowed and the companies were forced to delay expenditures and lay off staff. Verizon postponed the IPO for its wireless carrier, the largest in the US, in the weak environment. The majority of the underperformance in this sector can be attributed to positions in Qwest Communications and American Tower. We purchased Qwest in the third quarter feeling that the valuation was quite reasonable and most of the bad news out. The company subsequently reported weaker than expected numbers and expectations and we sold the stock. We also eliminated the communication tower holdings, including American Tower, as the business models for these companies will continue to be slowed by the malaise in the telecomm segment. While we do believe in the growth in wireless traffic, clearly it will take place more slowly than originally anticipated and we do not want this exposure while the economy remains weak and there is no visible catalyst for a recovery for the telecomm providers.

     Consumer discretionary was a modestly positive sector for the index, and stock selection in the fund, which was roughly market weight in the sector, lagged. We favored discount retailers such as Home Depot, which benefited from a robust housing market and consumer interest in cocooning, which means increased dollars for home spending, after September 11th. Other retail names that performed well were Dollar Tree Stores, Wal-Mart, which recently announced same store sales grew 6% over the holiday season, at the high end of the range, and Costco. The fund lost ground in several of the new media stocks that are in the sector. We owned a small position in Comcast on the strength of the good management team, and favorable financial results. Comcast suffered, as did others, from the weak economy and finally from speculation around the AT&T cable acquisition. We sold Comcast when it was announced they had won the bidding, as there are many uncertainties and risks that come with a large merger, and while we continue to like the name we do no want exposure to those uncertainties. AOL

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

Time Warner, which was a top ten position in the first half was subsequently reduced to a market weight or below as the weak advertising environment made it increasingly unlikely that the aggressive growth targets the company has set would be met. As well, the company has been hurt by slower than expected subscription growth in the AOL unit. The fund also had a small position in Starwood Hotels, which we sold post September 11th, but detracted value, as well as in Radioshack, which suffered from weak electronics sales and slower than expected digital satellite subscription growth.

     Being underweight in utilities, which was the worst performing sector in the index and fund, added value to performance relative to the index. Industrials, which were the largest overweight, averaging 19% of the fund, also contributed positively, both from the overweight in a sector that declined less than many others, and from stock selection which modestly exceeded the index sector return. Tyco, which remained the largest holding, was a strong performer. The company exceeded earnings expectations in each quarter, produced over $4 billion in free cash flow and made acquisitions in each of their major divisions, the largest the CIT Financial acquisition, which created a new line of business for the company. Weakness in electronics was made up for by strength in fire and safety protection and healthcare as well as aggressive expense management. The stock came under pressure in the first few trading days of 2001 as SEC Insights, a newsletter, published a report that Tyco might be under SEC investigation since the SEC did not reply to the newsletter request for correspondence regarding Tyco. The SEC subsequently permitted Tyco to publish a letter that indicated there are no ongoing investigations that have not already been disclosed. We continue to believe in the strong earnings prospects for Tyco and feel the stock is reasonably valued, with room for earnings growth and multiple expansion. We built General Dynamics to a top 10 position early in the year, based on its 15% plus earnings growth track record and strong business visibility; we cut the holding back after a strong run up in defense stocks post September 11th and as the company announced there was some likelihood next year's EPS numbers would be reduced. We were buyers of General Dynamics in December. General Electric, another top 10 holding, struggled last year, as a series of negative events hit the company. From the rejection of the Honeywell merger by the EU Commission, to the effects of September 11th, which reached broadly into the company from NBC to GE Financial to aircraft engines, as well as the departure of long-time CEO Jack Welch, the stock struggled. By the end of the year, new CEO Jeff Immelt had announced that the company expects to grow earnings in the 10-11% range in 2002,and that acquisitions across business units are being considered, news that was favorably received. Smaller positions in transaction processors First Data and Concord EFS performed well, as the volume of financial transactions, which drives their revenue, remained positive through the end of the year.

     Consumer staples, which was roughly market weight, was one of the relatively defensive sectors, losing ground in the fourth quarter when investors favored stocks more levered to economic recovery. Pepsico, which is on track to produce 12-13% earnings growth, was the largest holding in the sector. The Quaker integration appears to be going well and Frito Lay is doing well, comprising the largest share of the company's revenues. Less than 25% of Pepsi's revenues now come from traditional soft drinks, and the company has outpaced Coke in non-carbonated beverages, the fastest growth area in soft drinks. The fund bought Kraft on the initial IPO and subsequently added to the position. We are encouraged by the cost savings and co-branding opportunities being realized from the Nabisco acquisition and the company should benefit from Euro stabilization and lower raw materials costs. Safeway underperformed, and we added to the position on weakness after trimming earlier. The company was hurt by aggressive pricing moves by KMart which were subsequently matched by Wal-Mart. The company has lowered future growth estimates to 14-16% from 16-18%. We continue to believe that Safeway is well-managed and has dominant market share and the ability to weather this temporary price war.

     The fund was underweight in financials, although the growth financials we favored declined less than the index sector return. We have had exposure to both higher beta and lower beta names, actively managing the exposure based on valuation and the environment. Freddie Mac was the largest holding; although earnings grew in excess of 20% in 2001 and Freddie Mac expects 15% plus growth in 2002, the stock declined modestly. Freddie Mac did perform strongly in the second quarter and post September 11th, when there was a flight to quality financials, but when investors rotated to higher beta financials or out of the group, Freddie Mac was under pressure. As well, investors focus on the prospect of growth eventually slowing and the periodic uncertainty around political risk. We continue to like both the earnings visibility and the modest valuation Freddie has had relative to the broad market. We have trimmed Freddie Mac as a source of funds when moving into technology, but we will maintain a significant stake in the name until the environment becomes more positive. Citigroup, one of the higher beta financials, was also a top ten holding with a positive return for the year. In our view Citigroup is a well diversified global financial conglomerate with disciplined management and a reasonable valuation relative to future earnings growth prospects. There are some short-term negatives, such as the company's reliance on the fragile consumer for earnings and exposure to Enron, however we still regard the company as a high quality growth opportunity. Smaller positions in higher beta names such as Capital One and Goldman Sachs added to performance in the fourth quarter, and we will look to increase our exposure to higher beta names as the signs of economic recovery become more convincing.

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES


OUTLOOK
     The stock market has recently exhibited a much stronger recovery than the underlying fundamentals of many companies across the market. The run up in cyclical sectors such as technology and consumer discretionary has pushed valuations ahead of business momentum. It is our opinion that economic recovery will not occur until the second half of the year, at the earliest, and we do not see any catalysts to promote a strong and sustainable recovery at this time. We are cautiously optimistic the stock market will have a modest rebound in 2002. If the market were to register another losing year it would be the first time since 1939-41. For these reasons, we continue to hold a mix of stable and cyclical growth companies and spend our time on intense fundamental research.



                 Focus
                 Equity         S&P 500
                 Series         Index(1)

12/15/99       $10,000.00     $10,000.00
12/31/99        10,631.10      10,400.00
12/29/00         9,232.45       9,444.51
12/31/01         7,840.36       8,322.99


  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                       FROM
                                                     INCEPTION
                                                    12/15/99 TO
                                         1 YEAR      12/31/01
-----------------------------------------------------------------------
  Focus Equity Series                    (15.08)%     (11.21)%
-----------------------------------------------------------------------
  S&P 500 Index(1)                       (11.87)%      (8.58)%
-----------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/15/99 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance.
(2) The Russell 1000 Value Index is unmanaged and measures large-cap value-oriented stock total-return performance and is provided for general comparative purposes.
(3) The Russell 1000 Growth Index is unmanaged and measures large-cap growth-oriented stock total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                       SHARES     VALUE
                                                       ------   ----------
COMMON STOCKS--98.2%
AEROSPACE/DEFENSE--2.4%
  General Dynamics Corp. .........................      2,550   $  203,082
                                                                ----------
BEVERAGES (ALCOHOLIC)--3.1%
  Anheuser-Busch Cos., Inc. ......................      5,900      266,739
                                                                ----------
BEVERAGES (NON-ALCOHOLIC)--2.9%
  PepsiCo, Inc. ..................................      5,165      251,484
                                                                ----------
BIOTECHNOLOGY--2.8%
  Amgen, Inc. (b) ................................      2,100      118,524
  Gilead Sciences, Inc. (b) ......................        900       59,148
  IDEC Pharmaceuticals Corp. .....................        850       58,590
                                                                ----------
                                                                   236,262
                                                                ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.6%
  Liberty Media Corp. Class A (b) ................      9,698      135,772
                                                                ----------
COMMUNICATIONS EQUIPMENT--0.7%
  QUALCOMM, Inc. (b) .............................      1,200       60,600
                                                                ----------
COMPUTERS (HARDWARE)--4.5%
  Dell Computer Corp. (b) ........................      4,750      129,105
  International Business Machines Corp. ..........      1,900      229,824
  Sun Microsystems, Inc. (b) .....................      2,550       31,365
                                                                ----------
                                                                   390,294
                                                                ----------
COMPUTERS (NETWORKING)--2.8%
  Cisco Systems, Inc. (b) ........................     13,100      237,241
                                                                ----------
COMPUTERS (SOFTWARE & SERVICES)--6.8%
  Microsoft Corp. (b) ............................      6,500      430,625
  Oracle Corp. (b) ...............................      6,700       92,527
  VERITAS Software Corp. (b) .....................      1,300       58,279
                                                                ----------
                                                                   581,431
                                                                ----------
CONSUMER FINANCE--0.5%
  Capital One Financial Corp. ....................        800       43,160
                                                                ----------
ELECTRICAL EQUIPMENT--5.5%
  General Electric Co. ...........................     11,900      476,952
                                                                ----------
ELECTRONICS (SEMICONDUCTORS)--6.6%
  Intel Corp. ....................................     12,600      396,270
  Texas Instruments, Inc. ........................      4,750      133,000
  Xilinx, Inc. (b) ...............................      1,050       41,002
                                                                ----------
                                                                   570,272
                                                                ----------
ENTERTAINMENT--2.6%
  AOL Time Warner, Inc. (b) ......................      5,250      168,525
  Viacom, Inc. Class B (b) .......................      1,200       52,980
                                                                ----------
                                                                   221,505
                                                                ----------
FINANCIAL (DIVERSIFIED)--8.6%
  Citigroup, Inc. ................................      6,683      337,358
  Freddie Mac ....................................      6,175      403,845
                                                                ----------
                                                                   741,203
                                                                ----------
FOODS--2.4%
  Kraft Foods, Inc. Class A ......................      6,100      207,583
                                                                ----------
HEALTH CARE (DIVERSIFIED)--5.2%
  American Home Products Corp. ...................      4,700      288,392
  Johnson & Johnson ..............................      2,750      162,525
                                                                ----------
                                                                   450,917
                                                                ----------

                                                       SHARES     VALUE
                                                       ------   ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--9.0%
  Merck & Co., Inc. ..............................      2,650     $155,820
  Pfizer, Inc. ...................................     13,750      547,937
  Pharmacia Corp. ................................      1,650       70,373
                                                                ----------
                                                                   774,130
                                                                ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--1.6%
  HCA, Inc. ......................................      3,650      140,671
                                                                ----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
  Medtronic, Inc. (b) ............................      2,400      122,904
                                                                ----------
HEALTH CARE (SPECIALIZED SERVICES)--2.3%
  Laboratory Corporation of America Holdings (b) .      2,450      198,082
                                                                ----------
INSURANCE (MULTI-LINE)--2.3%
  American International Group, Inc. .............      2,450      194,530
                                                                ----------
INVESTMENT BANKING/BROKERAGE--1.2%
  Goldman Sachs Group, Inc. (The) ................      1,150      106,662
                                                                ----------
MANUFACTURING (DIVERSIFIED)--8.8%
  Tyco International Ltd. ........................     12,900      759,810
                                                                ----------
OIL & GAS (DRILLING & EQUIPMENT)--1.0%
  Baker Hughes, Inc. .............................      2,350       85,704
                                                                ----------
RETAIL (BUILDING SUPPLIES)--3.6%
  Home Depot, Inc. (The) .........................      6,050      308,611
                                                                ----------
RETAIL (FOOD CHAINS)--1.4%
  Safeway, Inc. (b) ..............................      2,850      118,988
                                                                ----------
RETAIL (GENERAL MERCHANDISE)--3.9%
  BJ's Wholesale Club, Inc. (b) ..................      2,200       97,020
  Wal-Mart Stores, Inc. ..........................      4,200      241,710
                                                                ----------
                                                                   338,730
                                                                ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
  Sprint Corp. (PCS Group) (b) ...................      3,150       76,892
                                                                ----------
TELEPHONE--1.8%
  Verizon Communications, Inc. ...................      3,160      149,974
                                                                ----------
TOTAL COMMON STOCKS
  (Identified cost $8,356,392) ..............................    8,450,185
                                                                ----------
TOTAL LONG-TERM INVESTMENTS--98.2%
  (Identified cost $8,356,392) ..............................    8,450,185
                                                                ----------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -----
SHORT-TERM OBLIGATIONS--3.2%
REPURCHASE AGREEMENTS--3.2%
  State Street Bank & Trust Co. repurchase agreement,
    0.25%, dated 12/31/01, due 1/2/02, repurchase price
    $276,004, collateralized by U.S. Treasury Bond 6.50%,
    11/15/26, market value $284,532 ..............       $276      276,000
                                                                ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $276,000) ................................      276,000
                                                                ----------
TOTAL INVESTMENTS--101.4%
  (Identified cost $8,632,392) ..............................    8,726,185(a)
  Other assets and liabilities, net--(1.4)% .................     (116,385)
                                                                ----------
NET ASSETS--100.0% ..........................................   $8,609,800
                                                                ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $545,551 and gross depreciation of $1,233,206 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $9,413,840.
(b) Non-income producing.

                        See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $8,632,392) .....   $ 8,726,185
Cash ............................................................           116
Receivables
  Investment securities sold ....................................       186,916
  Receivable from adviser .......................................        18,138
  Fund shares sold ..............................................        16,464
  Dividends and interest ........................................         5,067
Prepaid expenses ................................................            71
                                                                    -----------
    Total assets ................................................     8,952,957
                                                                    -----------
LIABILITIES
Payables
  Investment securities purchased ...............................       239,420
  Printing fee ..................................................        61,136
  Professional fee ..............................................        27,499
  Fund shares repurchased .......................................         6,349
  Financial agent fee ...........................................         3,561
  Trustees' fee .................................................         3,262
  Miscellaneous fee .............................................         1,930
                                                                    -----------
    Total liabilities ...........................................       343,157
                                                                    -----------
NET ASSETS ......................................................   $ 8,609,800
                                                                    ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............   $10,767,509
  Accumulated net realized loss .................................    (2,251,502)
  Net unrealized appreciation ...................................        93,793
                                                                    -----------
NET ASSETS ......................................................   $ 8,609,800
                                                                    ===========
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................     1,099,245
                                                                     ==========
Net asset value and offering price per share ....................         $7.83
                                                                          =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .....................................................   $    60,348
  Interest ......................................................         2,855
                                                                    -----------
    Total investment income .....................................        63,203
                                                                    -----------
EXPENSES
  Investment advisory fee .......................................        68,422
  Financial agent fee ...........................................        42,470
  Printing ......................................................        78,657
  Professional ..................................................        29,672
  Custodian .....................................................        21,316
  Trustees ......................................................         8,437
  Miscellaneous .................................................         7,407
                                                                    -----------
    Total expenses ..............................................       256,381
    Less expenses borne by investment adviser ...................      (175,871)
    Custodian fees paid indirectly ..............................           (13)
                                                                    -----------
    Net expenses ................................................        80,497
                                                                    -----------
NET INVESTMENT LOSS .............................................       (17,294)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...............................    (1,924,289)
  Net change in unrealized appreciation (depreciation)
    on investments ..............................................       596,807
                                                                    -----------
NET LOSS ON INVESTMENTS .........................................    (1,327,482)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(1,344,776)
                                                                    ===========


                        See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED    YEAR ENDED
                                                                                      12/31/01      12/31/00
                                                                                    -----------    ----------
FROM OPERATIONS
  Net investment income (loss) .................................................    $   (17,294)   $  (24,581)
  Net realized gain (loss) .....................................................     (1,924,289)     (327,213)
  Net change in unrealized appreciation (depreciation) .........................        596,807      (812,922)
                                                                                    -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................     (1,344,776)   (1,164,716)
                                                                                    -----------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................             --          (879)
  Net realized short-term gains ................................................             --        (6,824)
                                                                                    -----------    ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................             --        (7,703)
                                                                                    -----------    ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (563,359 and 317,692 shares, respectively) .....      4,704,187     3,465,035
  Net asset value of shares  issued from  reinvestment  of
    distributions (0 and 705 shares, respectively) .............................             --         7,703
  Cost of shares repurchased (239,892 and 50,781 shares, respectively) .........     (1,904,735)     (547,499)
                                                                                    -----------    ----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................      2,799,452     2,925,239
                                                                                    -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS ............................................      1,454,676     1,752,820
NET ASSETS
  Beginning of period ..........................................................      7,155,124     5,402,304
                                                                                    -----------    ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
    OF $0 AND $0, RESPECTIVELY) ................................................    $ 8,609,800    $7,155,124
                                                                                    ===========    ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    YEAR ENDED
                                                                                    DECEMBER 31,           FROM INCEPTION
                                                                                    -----------              12/15/99 TO
                                                                                       2001        2000       12/31/99
                                                                                       ----        ----       --------
Net asset value, beginning of period ...........................................      $ 9.22      $10.63       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................................................       (0.02)(5)   (0.04)(5)       --
  Net realized and unrealized gain (loss) ......................................       (1.37)      (1.36)        0.63
                                                                                      ------      ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ...........................................       (1.39)      (1.40)        0.63
                                                                                      ------      ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........................................          --          --(4)        --
  Dividends from net realized gains ............................................          --       (0.01)          --
                                                                                      ------      ------       ------
    TOTAL DISTRIBUTIONS ........................................................          --       (0.01)          --
                                                                                      ------      ------       ------
CHANGE IN NET ASSET VALUE ......................................................       (1.39)      (1.41)        0.63
                                                                                      ------      ------       ------
NET ASSET VALUE, END OF PERIOD .................................................      $ 7.83      $ 9.22       $10.63
                                                                                      ======      ======       ======
Total return ...................................................................      (15.08)%    (13.16)%       6.31%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..........................................      $8,610      $7,155       $5,402
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .......................................................        1.00%(6)    1.00%        1.00%(1)
  Net investment income (loss) .................................................       (0.21)%     (0.34)%       0.39%(1)
Portfolio turnover rate ........................................................         110%         86%           2%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.18%, 2.90% and 8.11 % for the periods ended December 31, 2001, 2000 and 1999, respectively.
(4) Amount is less than $0.01.
(5) Computed using average shares outstanding.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES


INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term capital appreciation, current income, and conservation of capital from a balanced portfolio of stocks, bonds, and cash equivalents. Investors should note that the portfolio may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty.

INVESTMENT ADVISER'S REPORT
     From December 31, 2000 to December 31, 2001, the market represented by the large-cap S&P 500 Index(2) returned a total of -11.87%. It has indeed been a difficult period for equity investors. Late 2000, it became clear that information technology spending was slowing down due to a dramatic buildup of capacity and eroding end-market demand. Stocks had been falling as we entered 2001; however, the slowing economy prompted the Fed to embark on a period of significant easing starting in early January. Stocks rallied initially. But as investors realized the severity of the economic slowdown during the first quarter of 2001, stocks sold off again. The market made a brief rally in April and May, but sold off quickly as evidence of recovery didn't emerge in the later part of the second quarter. The tragic events of September 11th shocked the world and further weakened a fragile economy. Stocks fell precipitously when the market reopened on September 17.

     It has been a very painful year for equity investors, marked by downward spirals and seesaw changes. During the last quarter of 2001, the market made a dramatic rally off the lows of late September. The S&P 500 rose 10.69% during this time. Investors are betting that economic recovery may be delayed, but not derailed. We agree with this assessment. As evidence of recovery emerges in 2002, we believe the market will climb higher.

     During periods of economic difficulty, it is understandable that market leaders are those engaged in businesses not severely effected by cyclical weakness. Consumer staple and health-care issues have been the best performers during this 12-month period. On the other hand, stocks of technology, consumer services and telecommunication companies have performed poorly.

     The portfolio returned 2.60% for the year ended December 31, 2001, very favorable when compared with a return of -3.70% for the Balanced Benchmark Index1. All performance figures assume reinvestment of distributions.

     The equity portion of the portfolio performed quite well during the past 12 months. With good diversification and stock picking, returns were ahead of the S&P 500 all year. We were overweighted in health-care stocks throughout the year. We were underweighted in cyclical issues during the first quarter of the year, but have increased our weighting throughout the year by trading off consumer staples and energy issues. We believe cyclical stocks will benefit the most as the economy rebounds.

     The bond portion also performed very well during this period, with higher yielding sectors being among the best performers in the market. We have maintained our strategy of investing in sectors with the best relative values, and while this hurt performance last year, it has benefited results this year. Some of the best contributors to performance were our holdings in the cable and telecommunications industries.


OUTLOOK
     We are positive on stocks at current levels, especially in the near to intermediate term. Low bond yields and low inflation rates support present stock valuations. As the economy recovers during the second half of 2002, earnings are poised to rebound significantly off depressed levels. We believe stock valuations will be maintained going into next year, and stocks will move higher with earnings recovery.

     We also believe the outlook for the fixed-income markets is very favorable for the long term. Real yields remain attractive by historical standards, and all spread sectors now offer excellent value relative to long-term averages. Our current focus is on Europe to take advantage of inefficiencies we are finding there and using currency hedges to pick up incremental yield.

                        PHOENIX-OAKHURST BALANCED SERIES


                                                    Lehman
                                                    Brothers       Balanced
                       Balanced                     Aggregate      Benchmark
           Balanced    Benchmark        S&P 500     Bond           Index
           Series      Index (new)(1)   Index(2)    Index(3)       (old)(4)

5/1/92     $10,000.00  $10,000.00       $10,000.00  $10,000.00     $10,000.00
12/31/92    10,971.70   10,767.30        10,796.00   10,801.20      10,712.00
12/31/93    11,912.40   11,837.80        11,875.60   11,854.40      11,702.50
12/30/94    11,578.90   11,799.30        12,032.70   11,508.70      11,724.90
12/29/95    14,274.20   15,294.70        16,545.90   13,635.30      14,917.40
12/31/96    15,781.80   17,609.70        20,392.40   14,130.30      17,055.80
12/31/97    18,611.70   21,769.40        27,198.50   15,494.30      20,799.80
12/31/98    22,150.50   26,359.60        35,019.90   16,840.20      24,890.60
12/31/99    24,714.20   29,535.70        42,421.40   16,701.30      27,765.90
12/29/00    24,839.80   29,234.40        38,524.10   18,643.00      27,627.30
12/31/01    25,484.90   28,151.50        33,949.40   20,217.20      26,772.30

  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                      FROM
                                                                    INCEPTION
                                                                    5/1/92 TO
                                            1 YEAR      5 YEAR      12/31/01
--------------------------------------------------------------------------------
  Balanced Series                             2.60%     10.06%       10.15%
--------------------------------------------------------------------------------
  Balanced Benchmark Index (new)(1)          (3.70)%     9.84%       11.29%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                          (11.87)%    10.73%       13.47%
--------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index(3)     8.44%      7.43%        7.55%
--------------------------------------------------------------------------------
  Balanced Benchmark Index (old)(4)          (3.09)%     9.44%       10.71%
--------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 5/1/92
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.
(1) The Balanced Benchmark Index (new) is unmanaged and is calculated based upon the performance of the following indices: 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index. This benchmark was changed from the prior year to more accurately reflect the allocation of the Series.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance and is provided for general comparative purposes.
(4) The Balanced Benchmark Index (old) is unmanaged and is calculated based upon the performance of the following indices: 55% S&P 500 Index/35% Lehman Brothers Aggregate Bond Index/10% U.S. Treasury Bill.
The indices are not available for direct investment.

                        PHOENIX-OAKHURST BALANCED SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001



                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------

U.S. GOVERNMENT SECURITIES--2.5%
U.S. TREASURY BONDS--1.2%
  U.S. Treasury Bonds 5.375%, 2/15/31 ...      AAA     $3,000    $  2,957,814
                                                                 ------------
U.S. TREASURY NOTES--1.3%
  U.S. Treasury Notes 4.625%, 5/15/06 ...      AAA      1,875       1,901,147
  U.S. Treasury Notes 3.50%, 11/15/06 ...      AAA        750         722,988
  U.S. Treasury Notes 5.625%, 5/15/08 ...      AAA        234         245,280
  U.S. Treasury Notes 5%, 8/15/11 .......      AAA        350         349,125
                                                                 ------------
                                                                    3,218,540
                                                                 ------------
OTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $6,164,614) ..............................       6,176,354
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--2.6%
  Fannie Mae 6.50%, 10/1/31 .............      AAA        498         497,961
  GNMA 6.50%, 11/15/23 ..................      AAA      1,104       1,117,175
  GNMA 6.50%, 12/15/23 ..................      AAA        323         326,490
  GNMA 6.50%, 2/15/24 ...................      AAA      1,378       1,394,183
  GNMA 6.50%, 6/15/28 ...................      AAA      2,854       2,869,648
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,103,309) ..............................       6,205,457
                                                                 ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--5.9%
  Fannie Mae 6.50%, 8/15/04 .............      AAA        449         480,358
  Fannie Mae 4.375%, 10/15/06 ...........      AAA      5,000       4,895,450
  Fannie Mae 6.625%, 9/15/09 ............      AAA      4,355       4,651,932
  Freddie Mac 6.625%, 9/15/09 ...........      AAA      4,000       4,258,380
                                                                 ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $13,680,708) .............................      14,286,120
                                                                 ------------
MUNICIPAL BONDS--5.8%
CALIFORNIA--2.0%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%, 10/1/29    AAA      1,000         984,840
  Fresno County Pension Obligation Revenue
    Taxable 6.21%, 8/15/06 ..............      AAA      1,000       1,036,320
  Fresno Pension Obligation Taxable 7.80%,
    6/1/14 ..............................      AAA      1,000       1,137,300
  Kern County Pension Obligation Revenue
    Taxable 7.26%, 8/15/14 ..............      AAA        420         457,090
  Long Beach Pension Obligation Taxable
    6.87%, 9/1/06 .......................      AAA        230         244,626
  San Bernardino County Pension Obligation
    Revenue Taxable 6.87%, 8/1/08 .......      AAA        110         117,004
  Sonoma County Pension Obligation Revenue
    Taxable 6.625%, 6/1/13 ..............      AAA        495         516,107
  Ventura County Pension Obligation Taxable
    6.54%, 11/1/05 ......................      AAA        260         276,455
                                                                 ------------
                                                                    4,769,742
                                                                 ------------
FLORIDA--0.8%
  Miami Beach Special Obligation Revenue
    Taxable 8.60%, 9/1/21 ...............      AAA        875         953,374
  Tampa Solid Waste System Revenue Taxable
    Series A 6.33%, 10/1/06 .............      AAA        700         728,063
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (e) ..      AAA        270         279,274
                                                                 ------------
                                                                    1,960,711
                                                                 ------------
NEW JERSEY--0.4%
  New Jersey Sports & Exposition Authority
    Revenue Taxable Series A 6.75%, 3/1/10     AAA      1,000       1,041,290
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------

NEW YORK--0.9%
  New York State Dormitory Authority Pension
    Obligation Revenue Taxable 6.90%, 4/1/03 AA- $ 650 $ 671,196 New York State Taxable Series C 6.35%,
    3/1/07 ..............................      AAA      1,500       1,544,550
                                                                 ------------
                                                                    2,215,746
                                                                 ------------
OREGON--0.3%
  Multnomah County Pension Obligation
    Revenue Taxable 7.20%, 6/1/10 .......      Aaa(d)     100         107,098
  Portland Pension Revenue Taxable Series C
    7.32%, 6/1/08 .......................      Aaa(d)     555         596,653
                                                                 ------------
                                                                      703,751
                                                                 ------------
PENNSYLVANIA--1.0%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement
    Systems Revenue Taxable Series A 5.79%,
    4/15/09 .............................      AAA      1,100       1,091,981
  Pittsburgh Pension Obligation Taxable
    Series C 6.50%, 3/1/17 ..............      AAA      1,250       1,258,750
                                                                 ------------
                                                                    2,350,731
                                                                 ------------
TEXAS--0.4%
  Dallas-Fort Worth International Airport
    Revenue Taxable 6.40%, 11/1/07 ......      AAA      1,000       1,035,690
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $13,501,992) .............................      14,077,661
                                                                 ------------
ASSET BACKED SECURITIES--1.3%
  AESOP Funding II LLC 97-1A, A2 6.40%,
    10/20/03 ............................      AAA      1,200       1,226,268
  Premier Auto Trust 98-3, B 6.14%, 9/8/04     AAA        500         505,477
  WFS Financial Owner Trust 00-D, A3 6.83%,
    7/20/05 .............................      AAA      1,330       1,377,900
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Identified cost $3,058,706)                                      3,109,645
                                                                 ------------
CORPORATE BONDS--4.5%
AIRLINES--0.7%
  American Airlines, Inc. 01-2, A-2 144A
    7.858%, 10/1/11 (c) .................      AA+      1,000       1,002,380
  Northwest Airlines Corp. 00-1 G 8.072%,
    10/1/19 .............................      AAA        639         658,138
                                                                 ------------
                                                                    1,660,518
                                                                 ------------
BANKS (MAJOR REGIONAL)--0.2%
  U.S. Bank of Minnesota N.A. 6.30%, 7/15/08   A          500         505,772
                                                                 ------------
BANKS (MONEY CENTER)--0.2%
  Wachovia Corp. 5.625%, 12/15/08 .......      A-         500         485,925
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
  Comcast Cable Communications, Inc.
    7.125%, 6/15/13 .....................      BBB        500         513,467
  CSC Holdings, Inc. 7.625%, 7/15/18 ....      BB+        500         476,133
                                                                 ------------
                                                                      989,600
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International, Inc.
    Series B 6.375%, 4/15/05 ............      BBB+       535         537,395
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--0.2%
  AmerisourceBergen Corp. 144A 8.125%,
    9/1/08 (c) ..........................      BB-        500         515,000
                                                                 ------------

                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.3%
  MGM Mirage, Inc. 9.75%, 6/1/07 ........      BB+    $   100    $    104,750
  Park Place Entertainment Corp. 9.375%,
    2/15/07 .............................      BB+        500         523,750
                                                                 ------------
                                                                      628,500
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.2%
  HEALTHSOUTH Corp. 10.75%, 10/1/08 .....      BB+        500         552,500
                                                                 ------------
INSURANCE (MULTI-LINE)--0.2%
  Willis Corroon Corp. 9%, 2/1/09 .......      B+         410         428,450
                                                                 ------------
IRON & STEEL--0.2%
  Allegheny Technologies 144A 8.375%,
    12/15/11 (c) ........................      BBB+       500         489,949
                                                                 ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
  Hanover Equipment Trust 144A 8.50%,
    9/1/08 (c) ..........................      BB         185         193,325
                                                                 ------------
PUBLISHING (NEWSPAPERS)--0.2%
  Hollinger International Publishing, Inc. 9.25%,
    3/15/07 .............................      B+         625         622,656
                                                                 ------------
RETAIL (SPECIALTY)--0.2%
  Amerigas Partners Eagle Finance Corp. 144A
    8.875%, 5/20/11 (c) .................      BB+        500         517,500
                                                                 ------------
SHIPPING--0.1%
  Teekay Shipping Corp. 8.32%, 2/1/08 ...      BB+        230         238,050
                                                                 ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
  WorldCom, Inc. 7.50%, 5/15/11 .........      BBB+       650         668,639
                                                                 ------------
TELEPHONE--0.7%
  Century Telephone Enterprises, Inc. Series F
    6.30%, 1/15/08 ......................      BBB+       500         484,395
  Qwest Communications International, Inc.
    7.50%, 11/1/08 ......................      BBB+     1,100       1,112,258
                                                                 ------------
                                                                    1,596,653
                                                                 ------------
TRUCKS & PARTS--0.1%
  Cummins Engine, Inc. 6.45%, 3/1/05 ....      BBB        200         194,939
                                                                 ------------
TOTAL CORPORATE BONDS
  (Identified cost $10,710,831) .............................      10,825,371
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--8.3%
  CS First Boston Mortgage Securities Corp.
    97-C2, B 6.72%, 1/17/07 .............      Aa1(d)   2,000       2,054,066
  DLJ Commercial Mortgage Corp. 98-CF2, A1B
    6.24%, 11/12/31 .....................      Aaa(d)   2,500       2,513,967
  DLJ Commercial Mortgage Corp. 99-CG1, A1B
    6.46%, 1/10/09 ......................      Aaa(d)     500         507,957
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B
    7.58%, 2/12/06 ......................      AAA      1,400       1,466,998
  First Union - Lehman Brothers Commercial
    Mortgage 97-C1, B 7.43%, 4/18/07 ....      Aa2(d)     930         990,471
  First Union Commercial Mortgage Trust
    99-C1, A2 6.07%, 10/15/08 ...........      AAA      2,000       2,008,438
  G.E. Capital Mortgage Services, Inc.
    96-8, 1M
    7.25%, 5/25/26 ......................      AA         213         213,502
  JP Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    3/15/33 .............................      AAA      2,250       2,281,641
  LB Commercial Conduit Mortgage Trust
    98-C4, A1B 6.21%, 10/15/08 ..........      AAA      2,500       2,542,624
  Lehman Large Loan 97-LLI, B 6.95%,
     3/12/07 ............................      AA+        825         866,880
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05 ............................      AA         450         471,445


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Residential Funding Mortgage Securities I
    96-S1, A11 7.10%, 1/25/26 ...........      AAA    $   881    $    897,832
  Residential Funding Mortgage Securities I
    96-S4, M1 7.25%, 2/25/26 ............      AAA        733         734,410
  Residential Funding Mortgage Securities I
    96-S8, A4 6.75%, 3/25/11 ............      AAA        468         482,141
  Washington Mutual Bank 99-WM3, 2A5
    7.50%, 11/19/29 .....................      Aaa(d)   2,000       2,091,660
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $19,542,109) .............................      20,124,032
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--4.4%
CHILE--0.5%
  Republic of Chile 6.875%, 4/28/09 .....      A-       1,125       1,139,332
                                                                 ------------
COLOMBIA--0.2%
  Republic of Colombia 9.75%, 4/9/11 ....      BBB        485         507,700
                                                                 ------------
CROATIA--0.2%
  Croatia Series A 4.563%, 7/31/10 (e) ..      BBB-       507         500,296
                                                                 ------------
EL SALVADOR--0.5%
  Republic of El Salvador 144A 9.50%,
    8/15/06 (c) .........................      BB+      1,200       1,314,000
                                                                 ------------
MEXICO--1.5%
  United Mexican States Global Bond 8.125%,
    12/30/19 ............................      BB+      2,750       2,678,500
  United Mexican States Series MTN 8.30%,
    8/15/31 .............................      BB+      1,000         985,000
                                                                 ------------
                                                                    3,663,500
                                                                 ------------
POLAND--1.2%
  Republic of Poland Series PDIB 6%,
    10/27/14 (e) ........................      BBB+     2,950       2,933,605
                                                                 ------------
URUGUAY--0.3%
  Oriental Republic of Uruguay 7.875%,
    7/15/27 .............................      BBB-       750         705,000
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $10,083,994) .............................      10,763,433
                                                                 ------------
FOREIGN CORPORATE BONDS--1.8%
CANADA--0.2%
  Bowater Canada Finance 144A 7.95%,
    11/15/11 (c) ........................      BBB        500         512,547
                                                                 ------------
CAYMAN ISLANDS--0.8%
  Pemex Finance Ltd. 7.33%, 5/15/12 .....      AAA      1,000       1,055,600
  Petrobras International Finance 144A 9.75%,
    7/6/11 (c)                                 Baa(d)   1,000         990,000
                                                                 ------------
                                                                    2,045,600
                                                                 ------------
CHILE--0.2%
  Empresa Nacional de Electricidad SA Series B
    8.50%, 4/1/09 .......................      BBB+       120         122,962
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (c) .........................      BBB        302         278,417
                                                                 ------------
                                                                      401,379
                                                                 ------------
MEXICO--0.2%
  Telefonos de Mexico SA 8.25%, 1/26/06 .      BB+        500         525,625
                                                                 ------------
NETHERLANDS--0.4%
  HSBC Capital Funding LP 144A 9.547%,
    12/31/49 (c) ........................      A-         750         867,999
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $4,162,135) ..............................       4,353,150
                                                                 ------------

                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                       SHARES       VALUE
                                                       ------     ----------

COMMON STOCKS--56.5%
AEROSPACE/DEFENSE--1.3%
  General Dynamics Corp. .........................     26,500    $  2,110,460
  Northrop Grumman Corp. .........................      9,700         977,857
                                                                 ------------
                                                                    3,088,317
                                                                 ------------
AIR FREIGHT--0.6%
  FedEx Corp. (b) ................................     27,600       1,431,888
                                                                 ------------
BANKS (MAJOR REGIONAL)--2.4%
  FleetBoston Financial Corp. ....................     86,000       3,139,000
  Wells Fargo & Co. ..............................     59,900       2,602,655
                                                                 ------------
                                                                    5,741,655
                                                                 ------------
BANKS (MONEY CENTER)--1.7%
  Bank of America Corp. ..........................     67,500       4,249,125
                                                                 ------------
BEVERAGES (NON-ALCOHOLIC)--2.2%
  PepsiCo, Inc. ..................................    110,300       5,370,507
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.6%
  Clear Channel Communications, Inc. (b) .........     56,800       2,891,688
  Liberty Media Corp. Class A (b) ................     66,500         931,000
                                                                 ------------
                                                                    3,822,688
                                                                 ------------
CHEMICALS--0.5%
  Dow Chemical Co. (The) .........................     38,900       1,314,042
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.9%
  ADTRAN, Inc. (b) ...............................     29,300         747,736
  American Tower Corp. Class A (b) ...............     44,700         423,309
  Harris Corp. ...................................     30,100         918,351
                                                                 ------------
                                                                    2,089,396
                                                                 ------------
COMPUTERS (HARDWARE)--1.5%
  International Business Machines Corp. ..........     29,900       3,616,704
                                                                 ------------
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b) ........................    134,800       2,441,228
                                                                 ------------
COMPUTERS (PERIPHERALS)--0.3%
  Maxtor Corp. (b) ...............................    118,300         750,022
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--3.5%
  Computer Associates International, Inc. ........     59,300       2,045,257
  Microsoft Corp. (b) ............................     97,600       6,466,000
                                                                 ------------
                                                                    8,511,257
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--2.3%
  Cardinal Health, Inc. ..........................     23,325       1,508,194
  McKesson Corp. .................................    109,000       4,076,600
  Performance Food Group Co. (b) .................      4,000         140,680
                                                                 ------------
                                                                    5,725,474
                                                                 ------------
ELECTRICAL EQUIPMENT--2.4%
  General Electric Co. ...........................    147,000       5,891,760
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--1.7%
  Altera Corp. (b) ...............................     56,600       1,201,052
  Fairchild Semiconductor Corp. Class A (b) ......     41,100       1,159,020
  Intel Corp. ....................................     28,500         896,325
  Micron Technology, Inc. (b) ....................     25,200         781,200
                                                                 ------------
                                                                    4,037,597
                                                                 ------------
ENTERTAINMENT--1.6%
  AOL Time Warner, Inc. (b) ......................     41,300       1,325,730
  Viacom, Inc. Class B (b) .......................     56,200       2,481,230
                                                                 ------------
                                                                    3,806,960
                                                                 ------------


                                                       SHARES       VALUE
                                                       ------     ----------

EQUIPMENT (SEMICONDUCTORS)--1.8%
  Applied Materials, Inc. (b) ....................     33,600    $  1,347,360
  Credence Systems Corp. (b) .....................     23,000         427,110
  Lam Research Corp. (b) .........................     63,600       1,476,792
  Novellus Systems, Inc. (b) .....................     12,000         473,400
  Teradyne, Inc. (b) .............................     21,700         654,038
                                                                 ------------
                                                                    4,378,700
                                                                 ------------
FINANCIAL (DIVERSIFIED)--5.4%
  Citigroup, Inc. ................................    118,300       5,971,784
  Freddie Mac ....................................     37,200       2,432,880
  J.P. Morgan Chase & Co. ........................     40,600       1,475,810
  Morgan Stanley Dean Witter & Co. ...............     56,600       3,166,204
                                                                 ------------
                                                                   13,046,678
                                                                 ------------
FOODS--0.5%
  Dean Foods Co. .................................     17,392       1,186,162
                                                                 ------------
HEALTH CARE (DIVERSIFIED)--0.8%
  Bristol-Myers Squibb Co. .......................     37,300       1,902,300
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.7%
  Pfizer, Inc. ...................................    101,800       4,056,730
                                                                 ------------
HEALTH CARE (GENERIC AND OTHER)--0.8%
  King Pharmaceuticals, Inc. (b) .................     45,066       1,898,631
                                                                 ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
  HCA, Inc. ......................................     19,600         755,384
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.5%
  Bard (C.R.), Inc. ..............................     32,400       2,089,800
  Beckman Coulter, Inc. ..........................     15,600         691,080
  Guidant Corp. (b) ..............................     17,800         886,440
                                                                 ------------
                                                                    3,667,320
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.6%
  Omnicare, Inc. .................................     63,100       1,569,928
                                                                 ------------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc. .............     55,800       4,430,520
                                                                 ------------
MANUFACTURING (DIVERSIFIED)--2.5%
  Tyco International Ltd. ........................    102,474       6,035,719
                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES--0.3%
  Miller (Herman), Inc. ..........................     33,000         780,780
                                                                 ------------
OIL--0.3%
  Conoco, Inc. ...................................     29,300         829,190
                                                                 ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Baker Hughes, Inc. .............................     14,200         517,874
  Schlumberger Ltd. ..............................      7,400         406,630
  Tidewater, Inc. ................................     17,600         596,640
  Transocean Sedco Forex, Inc. ...................     10,200         344,964
                                                                 ------------
                                                                    1,866,108
                                                                 ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.6%
  Anadarko Petroleum Corp. .......................     11,900         676,515
  Unocal Corp. ...................................     20,800         750,256
                                                                 ------------
                                                                    1,426,771
                                                                 ------------
OIL (INTERNATIONAL INTEGRATED)--1.1%
  ChevronTexaco Corp. ............................     10,600         949,866
  Exxon Mobil Corp. ..............................     43,200       1,697,760
                                                                 ------------
                                                                    2,647,626
                                                                 ------------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co. ........................     20,500         827,175
                                                                 ------------


                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES


                                                       SHARES       VALUE
                                                       ------     ----------

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
  Tech Data Corp. (b)                                  36,400    $  1,575,392
                                                                 ------------
RETAIL (DRUG STORES)--0.5%
  Caremark Rx, Inc. (b) ..........................     70,400       1,148,224
                                                                 ------------
RETAIL (GENERAL MERCHANDISE)--1.5%
  Wal-Mart Stores, Inc. ..........................     61,600       3,545,080
                                                                 ------------
SAVINGS & LOAN COMPANIES--0.4%
  Golden State Bancorp, Inc. .....................     36,300         949,245
                                                                 ------------
SERVICES (ADVERTISING/MARKETING)--0.9%
  Lamar Advertising Co. (b) ......................     50,200       2,125,468
                                                                 ------------
SERVICES (COMMERCIAL & CONSUMER)--1.3%
  Cendant Corp. (b) ..............................    112,300       2,202,203
  Crown Castle International Corp. (b) ...........     93,600         999,648
                                                                 ------------
                                                                    3,201,851
                                                                 ------------
SERVICES (DATA PROCESSING)--1.9%
  BISYS Group, Inc. (The) (b) ....................     27,200       1,740,528
  Fiserv, Inc. (b) ...............................     68,850       2,913,732
                                                                 ------------
                                                                    4,654,260
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
  Nextel Communications, Inc. Class A (b) ........     59,500         652,120
                                                                 ------------
TELEPHONE--1.3%
  SBC Communications, Inc. .......................     51,400       2,013,338
  Verizon Communications, Inc. ...................     24,000       1,139,040
                                                                 ------------
                                                                    3,152,378
                                                                 ------------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b) ..................     16,600         550,622
  Liz Claiborne, Inc. ............................     17,600         875,600
                                                                 ------------
                                                                    1,426,222
                                                                 ------------
TRUCKERS--0.6%
  United Parcel Service, Inc. Class B ............     27,300       1,487,850
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $111,275,343) ............................     137,112,432
                                                                 ------------
FOREIGN COMMON STOCKS--0.9%
COMMUNICATIONS EQUIPMENT--0.3%
  Nokia Oyj ADR (Finland) ........................     28,000         686,840
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
  Elan Corp. plc ADR (Ireland) (b) ...............     34,100       1,536,546
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,755,598) ..............................       2,223,386
                                                                 ------------
UNIT INVESTMENT TRUSTS--0.3%
  SPDR Trust Series I ............................      5,700         652,308
                                                                 ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $746,864) ................................         652,308
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS--94.8%
  (Identified cost $200,786,203) ............................     229,909,349
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
SHORT-TERM OBLIGATIONS--4.8%
COMMERCIAL PAPER--3.9%
  Goldman Sachs Group, Inc. 1.75%, 1/2/02      A-1+    $3,650    $  3,649,823
  Lexington Parker Capital Co. LLC 1.95%,
    1/9/02 ..............................      A-1      2,058       2,057,108
  Park Avenue Receivables 2.05%, 1/15/02       A-1      2,180       2,178,262
  Receivables Capital Corp. 2.05%, 1/25/02     A-1+     1,573       1,570,850
                                                                 ------------
                                                                    9,456,043
                                                                 ------------
FEDERAL AGENCY SECURITIES--0.9%
  Freddie Mac 1.80%, 1/9/02 .............      AAA      2,240       2,239,104
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $11,695,147) .............................      11,695,147
                                                                 ------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $212,481,350) ............................     241,604,496(a)
  Other assets and liabilities, net--0.4% ...................       1,036,185
                                                                 ------------
NET ASSETS--100.0% ..........................................    $242,640,681
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,588,384 and gross depreciation of $6,523,670 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $212,539,782.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $6,681,117 or 2.8% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $212,481,350) ...  $241,604,496
Cash ............................................................        16,848
Receivables
  Interest and dividends ........................................     1,379,808
  Fund shares sold ..............................................        86,657
  Investment securities sold ....................................         5,465
Prepaid expenses ................................................         2,120
                                                                   ------------
    Total assets ................................................   243,095,394
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased .......................................       207,852
  Investment advisory fee .......................................       111,986
  Printing fee ..................................................        74,908
  Professional fee ..............................................        25,191
  Financial agent fee ...........................................        17,968
  Trustees' fee .................................................         3,262
Accrued expenses ................................................        13,546
                                                                   ------------
    Total liabilities ...........................................       454,713
                                                                   ------------
NET ASSETS ......................................................  $242,640,681
                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............  $216,961,239
  Undistributed net investment income ...........................       535,974
  Accumulated net realized loss .................................    (3,979,678)
  Net unrealized appreciation ...................................    29,123,146
                                                                   ------------
NET ASSETS ......................................................  $242,640,681
                                                                   ============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................    19,669,938
                                                                   ============
Net asset value and offering price per share ....................        $12.34
                                                                         ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest ......................................................   $ 6,876,459
  Dividends .....................................................     1,355,085
  Foreign taxes withheld ........................................           (69)
                                                                    -----------
    Total investment income .....................................     8,231,475
                                                                    -----------
EXPENSES
  Investment advisory fee .......................................     1,347,718
  Financial agent fee ...........................................       220,168
  Printing ......................................................        89,699
  Custodian .....................................................        49,965
  Professional ..................................................        27,446
  Trustees ......................................................         8,437
  Miscellaneous .................................................        19,193
                                                                    -----------
    Total expenses ..............................................     1,762,626
    Less expenses borne by investment adviser ...................       (44,562)
    Custodian fees paid indirectly ..............................        (1,938)
                                                                    -----------
    Net expenses ................................................     1,716,126
                                                                    -----------
NET INVESTMENT INCOME ...........................................     6,515,349
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...............................    (1,533,884)
  Net change in unrealized appreciation
    (depreciation) on investments ...............................       976,208
                                                                    -----------
NET LOSS ON INVESTMENTS .........................................      (557,676)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 5,957,673
                                                                    ===========


                        See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED    YEAR ENDED
                                                                                      12/31/01      12/31/00
                                                                                    -----------    ----------
FROM OPERATIONS
  Net investment income (loss) .................................................   $  6,515,349   $  7,672,098
  Net realized gain (loss) .....................................................     (1,533,884)    26,638,478
  Net change in unrealized appreciation (depreciation) .........................        976,208    (32,991,071)
                                                                                   ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................      5,957,673      1,319,505
                                                                                   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................     (6,487,362)    (7,392,570)
  Net realized short-term gains ................................................     (3,347,460)    (1,340,985)
  Net realized long-term gains .................................................     (1,521,676)   (26,117,374)
                                                                                   ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................    (11,356,498)   (34,850,929)
                                                                                   ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,151,392 and 1,987,944 shares, respectively) .     38,944,984     28,345,836
  Net asset value of shares issued from reinvestment of distributions
    (929,801 and 2,675,907 shares, respectively) ...............................     11,356,498     34,850,929
  Cost of shares repurchased (4,481,095 and 4,951,311 shares, respectively) ....    (55,166,888)   (70,675,852)
                                                                                   ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................     (4,865,406)    (7,479,087)
                                                                                   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................    (10,264,231)   (41,010,511)
NET ASSETS
  Beginning of period ..........................................................    252,904,912    293,915,423
                                                                                   ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
    $535,974 AND $546,879, RESPECTIVELY) .......................................   $242,640,681   $252,904,912
                                                                                   ============   ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        YEAR ENDED DECEMBER 31,
                                                                   -----------------------------------------------------------------
                                                                    2001(4)         2000          1999          1998          1997
                                                                   --------       --------      --------      --------      --------
Net asset value, beginning of period ...........................    $12.60         $14.44        $13.74        $12.26        $12.06
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................................      0.33(3)        0.41          0.34          0.33          0.38
  Net realized and unrealized gain (loss) ......................     (0.01)         (0.33)         1.22          1.94          1.73
                                                                    ------         ------        ------        ------        ------
    TOTAL FROM INVESTMENT OPERATIONS ...........................      0.32           0.08          1.56          2.27          2.11
                                                                    ------         ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........................     (0.33)         (0.40)        (0.34)        (0.32)        (0.40)
  Dividends from net realized gains ............................     (0.25)         (1.52)        (0.52)        (0.47)        (1.51)
                                                                    ------         ------        ------        ------        ------
    TOTAL DISTRIBUTIONS ........................................     (0.58)         (1.92)        (0.86)        (0.79)        (1.91)
                                                                    ------         ------        ------        ------        ------
CHANGE IN NET ASSET VALUE ......................................     (0.26)         (1.84)         0.70          1.48          0.20
                                                                    ------         ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ..................................   $12.34         $12.60        $14.44        $13.74        $12.26
                                                                    ======         ======        ======        ======        ======
Total return ...................................................      2.60%          0.51%        11.57%        19.01%        17.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..........................   $242,641      $252,905      $293,915      $280,056      $231,180
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ........................................       0.70%(2)      0.70%         0.70%         0.68%         0.71%
  Net investment income ........................................       2.66%         2.84%         2.43%         2.58%         2.92%
Portfolio turnover rate ........................................         45%           56%           61%          110%          181%

(1)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.72% for the period ended December 31, 2001.
(2)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)Computed using average shares outstanding.
(4)As required, effective January 1, 2001 the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 2.69% to 2.66%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES



INVESTOR PROFILE
     The Fund is appropriate for investors seeking dividend growth, current income and capital appreciation.

INVESTMENT ADVISER'S REPORT
     Major stock market indices fell for a second year in a row. The Dow Jones Industrial Average(2) fell 5.42%, the S&P 500(1) fell 11.87% and the Nasdaq 100 Index(3) fell 20.80%. The Nasdaq fell more sharply due to deteriorating business conditions in its technology components. The one bright spot in the stock market was the small-cap sector. Small-cap stocks, represented by the Russell 2000 Index(4), rose 2.63%.

     A weak economy, falling corporate earnings, record bankruptcy filings and the September 11th terrorist attacks adversely affected stock prices. The National Bureau of Economic Research declared that a recession officially began in the U.S. in March of 2001. Overly optimistic business projections by companies resulted in excess investment in technology infrastructure. When demand for goods and services failed to meet supply, businesses cut back on capital spending and fired workers. Banks and the capital markets tightened their lending standards and cut off all but their most creditworthy customers from much needed cash. This resulted in a record number of bankruptcies in 2001. The most notable bankruptcy was Enron Corporation, which was the largest in U.S. history. Excess manufacturing capacity remains a problem with utilization rates at only 75%, the lowest levels since 1983. Despite all these problems, the housing market was strong, and auto sales reached record levels due to 0% financing incentives.

     Due to the economic weakness the Federal Open Market Committee began lowering interest rates in January. By the time the year was over, the Fed had lowered the target rate on Federal Funds 11 times. The target rate started the year at 6.5% and finished the year at 1.75%, the lowest level in 40 years.

     The event that will be remembered and forever change our lives is the September 11th terrorist attacks on the World Trade Center in New York and the Pentagon in Washington D.C. Bio-terrorism was introduced to this country in the form of the anthrax bacteria being sent through our postal system. These events will have a permanent impact on our national security, the way we travel, send mail and other aspects of our daily lives.

     In this difficult environment, the portfolio performed well, beating the S&P 500 Index, with a return of -8.17% for the year versus the -11.87% return of the Index Successful sector allocation was the primary driver of our excess return. The portfolio had a lower percentage of its assets invested in the S&P 500 technology stocks whose earnings were most adversely affected by the cutbacks in capital spending. The portfolio also benefited from strong performance in its defense holdings. L-3 Communications, Northrop Grumman and General Dynamics all rose on expectations of higher defense spending to fight terrorism.

     The portfolio also had some good individual stock picks. Ultramar Diamond Shamrock rose sharply on a buyout announcement from Valero Energy. Strong spending on consumer electronics helped Best Buy. International Game Technology rose on a string of greater-than-expected earnings, contributions to expected earnings from its merger with Anchor Gaming and state budget deficits causing some states to investigate initiating legalized gambling. Michaels Stores had a good year due to strong sales of home decorations and craft products.

     The portfolio was adversely affected by an overweight position in the utility sector. Warmer-than-average winter temperatures and the recession lowered electricity demand and caused electricity and natural gas prices to trend sharply downward. This and the Enron bankruptcy gave utilities the dubious distinction of being the worst performing sector in the U.S. equity market.


OUTLOOK
     Most economists expect the economy and corporate earnings to improve in the second half of 2002. Low interest rates, lower income tax rates, strong money supply growth, lower energy prices, lower mortgage interest payments and a possible government stimulus package are all expected to help lead the U.S. economy out of the recession. Recent economic data have shown an improvement in consumer confidence, durable goods orders and leading indicators. This information causes us to be hopeful for positive stock market returns in 2002.

     The portfolio is well diversified and positioned for a rising equity market. Currently we are seeing attractive historical valuations in the pharmaceutical, wireless telecommunications and utility industries.

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                 Growth and
                   Income         S&P 500
                   Series         Index(1)
3/2/98           $10,000.00     $10,000.00
12/31/98          12,045.30      11,895.30
12/31/99          14,093.30      14,409.40
12/29/00          13,161.90      13,085.60
12/31/01          12,087.10      11,531.70




  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                     FROM
                                                                   INCEPTION
                                                                   3/2/98 TO
                                                       1 YEAR      12/31/01
----------------------------------------------------------------------------
  Growth and Income Series                             (8.17)%         5.07%
----------------------------------------------------------------------------
  S&P 500 Index(1)                                    (11.87)%         3.79%
----------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 3/2/98
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.
(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investment.
(2) The Dow Jones Industrial Average is unmanaged and measures large cap stock total return performance and is provided for general comparative purposes.
(3) The Nasdaq 100 Index is unmanaged and measures technology oriented stock total return performance and is provided for general comparative purposes.
(4) The Russell 2000 Index is an unmanaged, commonly used measure of small capitalization stock total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001



                                                       SHARES       VALUE
                                                       ------   ------------
COMMON STOCKS--94.9%
AEROSPACE/DEFENSE--1.1%
  Boeing Co. (The) ...............................     20,000   $    775,600
  General Dynamics Corp. .........................      3,700        294,668
  Northrop Grumman Corp. .........................      2,500        252,025
                                                                ------------
                                                                   1,322,293
                                                                ------------
ALUMINUM--0.4%
  Alcoa, Inc. ....................................     11,700        415,935
                                                                ------------
AUTOMOBILES--0.3%
  Ford Motor Co. .................................     22,600        355,272
                                                                ------------
BANKS (MAJOR REGIONAL)--2.4%
  Bank of New York Co., Inc. (The) ...............      2,300         93,840
  Comerica, Inc. .................................      8,800        504,240
  FleetBoston Financial Corp. ....................     26,700        974,550
  SunTrust Banks, Inc. ...........................      6,700        420,090
  U.S. Bancorp ...................................     16,800        351,624
  Zions Bancorporation ...........................      8,000        420,640
                                                                ------------
                                                                   2,764,984
                                                                ------------
BANKS (MONEY CENTER)--1.7%
  Bank of America Corp. ..........................     24,100      1,517,095
  Wachovia Corp. .................................     12,500        392,000
                                                                ------------
                                                                   1,909,095
                                                                ------------
BANKS (REGIONAL)--0.2%
  United Bankshares, Inc. ........................      8,800        253,968
                                                                ------------
BEVERAGES (NON-ALCOHOLIC)--1.5%
  Coca-Cola Co. (The) ............................      9,600        452,640
  Pepsi Bottling Group, Inc. (The) ...............      6,200        145,700
  PepsiCo, Inc. ..................................     24,300      1,183,167
                                                                ------------
                                                                   1,781,507
                                                                ------------
BIOTECHNOLOGY--0.3%
  Amgen, Inc. (b) ................................      6,200        349,928
                                                                ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
  Clear Channel Communications, Inc. (b) .........      3,900        198,549
  EchoStar Communications Corp. Class A (b) ......      8,000        219,760
                                                                ------------
                                                                     418,309
                                                                ------------
CHEMICALS--0.6%
  Dow Chemical Co. (The) .........................      8,600        290,508
  Du Pont (E.I.) de Nemours & Co. ................      8,800        374,088
                                                                ------------
                                                                     664,596
                                                                ------------
COMMUNICATIONS EQUIPMENT--1.7%
  Comverse Technology, Inc. (b) ..................     13,700        306,469
  Corning, Inc. ..................................      2,300         20,516
  Harris Corp. ...................................     12,900        393,579
  JDS Uniphase Corp. (b) .........................      5,600         48,608
  L-3 Communications Holdings, Inc. (b) ..........      4,800        432,000
  Motorola, Inc. .................................     18,600        279,372
  QUALCOMM, Inc. (b) .............................      9,000        454,500
  Tellabs, Inc. (b) ..............................      2,300         34,408
                                                                ------------
                                                                   1,969,452
                                                                ------------
COMPUTERS (HARDWARE)--3.3%
  Apple Computer, Inc. (b) .......................     10,100        221,190
  Dell Computer Corp. (b) ........................     27,600        750,168
  Hewlett-Packard Co. ............................     24,600        505,284
  International Business Machines Corp. ..........     17,000      2,056,320
  Sun Microsystems, Inc. (b) .....................     26,900        330,870
                                                                ------------
                                                                   3,863,832
                                                                ------------
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b) ........................     66,900      1,211,559
                                                                ------------

                                                       SHARES       VALUE
                                                       ------   ------------

COMPUTERS (PERIPHERALS)--0.3%
  EMC Corp. (b) ..................................     28,200   $    379,008
                                                                ------------
COMPUTERS (SOFTWARE & SERVICES)--5.1%
  Adobe Systems, Inc. ............................      7,700        239,085
  Computer Associates International, Inc. ........     17,100        589,779
  Microsoft Corp. (b) ............................     56,400      3,736,500
  Oracle Corp. (b) ...............................     51,000        704,310
  PeopleSoft, Inc. (b) ...........................      3,500        140,700
  Siebel Systems, Inc. (b) .......................      3,500         97,930
  VeriSign, Inc. (b) .............................      4,800        182,592
  VERITAS Software Corp. (b) .....................      4,400        197,252
                                                                ------------
                                                                   5,888,148
                                                                ------------
CONSUMER FINANCE--0.5%
  MBNA Corp. .....................................     11,400        401,280
  PMI Group, Inc. (The) ..........................      3,100        207,731
                                                                ------------
                                                                     609,011
                                                                ------------
DISTRIBUTORS (FOOD & HEALTH)--1.0%
  Cardinal Health, Inc. ..........................      4,100        265,106
  McKesson Corp. .................................      6,000        224,400
  Performance Food Group Co. (b) .................      4,100        144,197
  SYSCO Corp. ....................................     21,300        558,486
                                                                ------------
                                                                   1,192,189
                                                                ------------
ELECTRIC COMPANIES--4.0%
  Dominion Resources, Inc. .......................      5,500        330,550
  DTE Energy Co. .................................      7,100        297,774
  Duke Energy Corp. ..............................      8,300        325,858
  Energy East Corp. ..............................     26,000        493,740
  Entergy Corp. ..................................     14,800        578,828
  Mirant Corp. (b) ...............................     14,200        227,484
  PPL Corp. ......................................      9,400        327,590
  Progress Energy, Inc. ..........................     10,900        490,827
  Reliant Energy, Inc. ...........................     20,300        538,356
  TXU Corp. ......................................      8,300        391,345
  UtiliCorp United, Inc. .........................     25,900        651,903
                                                                ------------
                                                                   4,654,255
                                                                ------------
ELECTRICAL EQUIPMENT--3.9%
  General Electric Co. ...........................    101,500      4,068,120
  Sanmina Corp. (b) ..............................      5,700        113,430
  Solectron Corp. (b) ............................     14,100        159,048
  Vishay Intertechnology, Inc. (b) ...............      7,500        146,250
                                                                ------------
                                                                   4,486,848
                                                                ------------
ELECTRONICS (SEMICONDUCTORS)--2.7%
  Advanced Micro Devices, Inc. (b) ...............      5,000         79,300
  Analog Devices, Inc. (b) .......................      4,700        208,633
  Intel Corp. ....................................     66,400      2,088,280
  Micron Technology, Inc. (b) ....................      5,600        173,600
  PMC-Sierra, Inc. (b) ...........................      5,200        110,552
  Texas Instruments, Inc. ........................     17,100        478,800
                                                                ------------
                                                                   3,139,165
                                                                ------------
ENGINEERING & CONSTRUCTION--0.2%
  Shaw Group, Inc. (The) (b) .....................      9,200        216,200
                                                                ------------
ENTERTAINMENT--2.5%
  AOL Time Warner, Inc. (b) ......................     52,700      1,691,670
  Viacom, Inc. Class B (b) .......................     18,800        830,020
  Walt Disney Co. (The) ..........................     20,500        424,760
                                                                ------------
                                                                   2,946,450
                                                                ------------
EQUIPMENT (SEMICONDUCTORS)--1.0%
  Applied Materials, Inc. (b) ....................     10,300        413,030
  KLA-Tencor Corp. (b) ...........................      6,900        341,964
  Lam Research Corp. (b) .........................      8,700        202,014


                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                       SHARES       VALUE
                                                       ------   ------------

EQUIPMENT (SEMICONDUCTORS)--CONTINUED
  Novellus Systems, Inc. (b) .....................      5,800   $    228,810
                                                                ------------
                                                                   1,185,818
                                                                ------------
FINANCIAL (DIVERSIFIED)--11.7%
  Ambac Financial Group, Inc. ....................      7,000        405,020
  American Express Co. ...........................     13,100        467,539
  Citigroup, Inc. ................................     64,000      3,230,720
  Fannie Mae .....................................     10,600        842,700
  Freddie Mac ....................................      7,400        483,960
  J.P. Morgan Chase & Co. ........................     40,400      1,468,540
  Morgan Stanley Dean Witter & Co. ...............     24,400      1,364,936
  SPDR Trust Series I ............................     45,800      5,241,352
                                                                ------------
                                                                  13,504,767
                                                                ------------
FOODS--1.0%
  General Mills, Inc. ............................      6,200        322,462
  Hershey Foods Corp. ............................      3,900        264,030
  Kellogg Co. ....................................      6,400        192,640
  McCormick & Co., Inc. ..........................      8,800        369,336
                                                                ------------
                                                                   1,148,468
                                                                ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.1%
  MGM Mirage, Inc. (b) ...........................      4,100        118,367
                                                                ------------
HARDWARE & TOOLS--0.2%
  Stanley Works (The) ............................      5,400        251,478
                                                                ------------
HEALTH CARE (DIVERSIFIED)--4.6%
  Abbott Laboratories ............................     15,200        847,400
  American Home Products Corp. ...................     13,300        816,088
  Bristol-Myers Squibb Co. .......................     22,600      1,152,600
  Johnson & Johnson ..............................     43,400      2,564,940
                                                                ------------
                                                                   5,381,028
                                                                ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.5%
  Forest Laboratories, Inc. (b) ..................      4,900        401,555
  Lilly (Eli) & Co. ..............................     10,700        840,378
  Merck & Co., Inc. ..............................     23,000      1,352,400
  Pfizer, Inc. ...................................     67,100      2,673,935
  Pharmacia Corp. ................................      9,200        392,380
  Schering-Plough Corp. ..........................     19,300        691,133
                                                                ------------
                                                                   6,351,781
                                                                ------------
HEALTH CARE (GENERIC AND OTHER)--0.3%
  Medicis Pharmaceutical Corp. Class A (b) .......      5,600        361,704
                                                                ------------
HEALTH CARE (MANAGED CARE)--2.0%
  CIGNA Corp. ....................................      5,000        463,250
  Oxford Health Plans, Inc. (b) ..................     17,400        524,436
  UnitedHealth Group, Inc. .......................      9,900        700,623
  WellPoint Health Networks, Inc. (b) ............      4,900        572,565
                                                                ------------
                                                                   2,260,874
                                                                ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
  Beckman Coulter, Inc. ..........................      6,300        279,090
  Medtronic, Inc. (b) ............................     15,500        793,755
                                                                ------------
                                                                   1,072,845
                                                                ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.9%
  Clorox Co. (The) ...............................      7,600        300,580
  Colgate-Palmolive Co. ..........................      2,300        132,825
  Kimberly-Clark Corp. ...........................      9,300        556,140
  Procter & Gamble Co. (The) .....................     15,100      1,194,863
                                                                ------------
                                                                   2,184,408
                                                                ------------
HOUSEWARES--0.3%
  Tupperware Corp. ...............................     16,400        315,700
                                                                ------------
INSURANCE (LIFE/HEALTH)--0.9%
  Lincoln National Corp. .........................     15,500        752,835
  MetLife, Inc. ..................................      8,000        253,440
                                                                ------------
                                                                   1,006,275
                                                                ------------


                                                       SHARES       VALUE
                                                       ------   ------------
INSURANCE (MULTI-LINE)--1.9%
  American International Group, Inc.                   27,700   $  2,199,380
                                                                ------------
INSURANCE (PROPERTY-CASUALTY)--0.3%
  MGIC Investment Corp. ..........................      3,000        185,160
  Radian Group, Inc. .............................      3,900        167,505
                                                                ------------
                                                                     352,665
                                                                ------------
INSURANCE BROKERS--0.2%
  Gallagher (Arthur J.) & Co. ....................      7,700        265,573
                                                                ------------
INVESTMENT BANKING/BROKERAGE--1.0%
  Goldman Sachs Group, Inc. (The) ................      2,200        204,050
  Lehman Brothers Holdings, Inc. .................      5,500        367,400
  Merrill Lynch & Co., Inc. ......................     10,800        562,896
                                                                ------------
                                                                   1,134,346
                                                                ------------
LEISURE TIME (PRODUCTS)--0.1%
  Callaway Golf Co. ..............................      8,000        153,200
                                                                ------------
LODGING - HOTELS--0.3%
  Carnival Corp. .................................      7,500        210,600
  Starwood Hotels & Resorts Worldwide, Inc. ......      5,900        176,115
                                                                ------------
                                                                     386,715
                                                                ------------
MANUFACTURING (DIVERSIFIED)--2.9%
  Honeywell International, Inc. ..................     11,600        392,312
  ITT Industries, Inc. ...........................      3,700        186,850
  Johnson Controls, Inc. .........................      2,900        234,175
  Minnesota Mining and Manufacturing Co. .........      3,900        461,019
  Tyco International Ltd. ........................     24,100      1,419,490
  United Technologies Corp. ......................     10,300        665,689
                                                                ------------
                                                                   3,359,535
                                                                ------------
NATURAL GAS--1.3%
  Equitable Resources, Inc. ......................      8,500        289,595
  NICOR, Inc. ....................................      6,900        287,316
  Sempra Energy ..................................     31,300        768,415
  Williams Cos., Inc. (The) ......................      5,200        132,704
                                                                ------------
                                                                   1,478,030
                                                                ------------
OIL--1.2%
  Amerada Hess Corp. .............................      2,500        156,250
  Conoco, Inc. ...................................      8,700        246,210
  Occidental Petroleum Corp. .....................     37,400        992,222
                                                                ------------
                                                                   1,394,682
                                                                ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.2%
  Schlumberger Ltd. ..............................      1,800         98,910
  Smith International, Inc. (b) ..................      3,200        171,584
                                                                ------------
                                                                     270,494
                                                                ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
  Unocal Corp. ...................................     16,200        584,334
                                                                ------------
OIL (INTERNATIONAL INTEGRATED)--3.5%
  ChevronTexaco Corp. ............................     15,300      1,371,033
  Exxon Mobil Corp. ..............................     67,400      2,648,820
                                                                ------------
                                                                   4,019,853
                                                                ------------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co. ........................      6,200        250,170
  Weyerhaeuser Co. ...............................        900         48,672
                                                                ------------
                                                                     298,842
                                                                ------------
PERSONAL CARE--0.4%
  Alberto-Culver Co. Class B .....................      5,100        228,174
  Estee Lauder Cos., Inc. (The) Class A ..........      6,600        211,596
                                                                ------------
                                                                     439,770
                                                                ------------
POWER PRODUCERS (INDEPENDENT)--0.2%
  Calpine Corp. (b) ..............................     12,200        204,838
                                                                ------------


                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


                                                       SHARES       VALUE
                                                       ------   ------------
RAILROADS--0.4%
  Union Pacific Corp. ............................      7,800   $    444,600
                                                                ------------
RETAIL (BUILDING SUPPLIES)--1.1%
  Home Depot, Inc. (The) .........................     18,500        943,685
  Lowe's Cos., Inc. ..............................      7,000        324,870
                                                                ------------
                                                                   1,268,555
                                                                ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.7%
  Best Buy Co., Inc. (b) .........................      5,000        372,400
  RadioShack Corp. ...............................      5,100        153,510
  Tech Data Corp. (b) ............................      7,600        328,928
                                                                ------------
                                                                     854,838
                                                                ------------
RETAIL (DEPARTMENT STORES)--0.8%
  Federated Department Stores, Inc. (b) ..........      7,900        323,110
  May Department Stores Co. (The) ................      9,100        336,518
  Neiman Marcus Group, Inc. (The) Class A ........      7,200        223,704
                                                                ------------
                                                                     883,332
                                                                ------------
RETAIL (FOOD CHAINS)--0.2%
  Safeway, Inc. (b) ..............................      6,100        254,675
                                                                ------------
RETAIL (GENERAL MERCHANDISE)--2.6%
  BJ's Wholesale Club, Inc. (b) ..................      3,500        154,350
  Costco Wholesale Corp. (b) .....................      5,600        248,528
  Sears, Roebuck and Co. .........................      8,000        381,120
  Target Corp. ...................................      9,100        373,555
  Wal-Mart Stores, Inc. ..........................     32,300      1,858,865
                                                                ------------
                                                                   3,016,418
                                                                ------------
RETAIL (SPECIALTY)--0.6%
  Foot Locker, Inc. ..............................     13,700        214,405
  Michaels Stores, Inc. (b) ......................      8,600        283,370
  Tiffany & Co. ..................................      3,700        116,439
  Zale Corp. (b) .................................      2,600        108,888
                                                                ------------
                                                                     723,102
                                                                ------------
RETAIL (SPECIALTY-APPAREL)--0.1%
  Gap, Inc. (The) ................................      8,600        119,884
                                                                ------------
SAVINGS & LOAN COMPANIES--0.3%
  Astoria Financial Corp. ........................     12,000        317,520
                                                                ------------
SERVICES (ADVERTISING/MARKETING)--0.3%
  Interpublic Group of Cos., Inc. (The) ..........      6,700        197,918
  Omnicom Group, Inc. ............................      1,400        125,090
                                                                ------------
                                                                     323,008
                                                                ------------
SERVICES (COMPUTER SYSTEMS)--0.6%
  Electronic Data Systems Corp. ..................      9,800        671,790
                                                                ------------
SERVICES (DATA PROCESSING)--0.4%
  First Data Corp. ...............................      6,000        470,700
                                                                ------------
SHIPPING--0.1%
  Teekay Shipping Corp. ..........................      4,400        153,340
                                                                ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
  AT&T Wireless Services, Inc. (b) ...............     26,200        376,494
  Nextel Communications, Inc. Class A (b) ........     20,200        221,392
  Nextel Partners, Inc. Class A (b) ..............      5,000         60,000
  Sprint Corp. (PCS Group) (b) ...................     10,200        248,982
                                                                ------------
                                                                     906,868
                                                                ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.9%
  AT&T Corp. .....................................     21,600        391,824
  Sprint Corp. (FON Group) .......................      9,600        192,768
  WorldCom, Inc. - WorldCom Group (b) ............     31,100        437,888
                                                                ------------
                                                                   1,022,480
                                                                ------------

                                                       SHARES       VALUE
                                                       ------     ----------
TELEPHONE--3.0%
  BellSouth Corp. ................................     31,000   $  1,182,650
  SBC Communications, Inc. .......................     28,100      1,100,677
  Verizon Communications, Inc. ...................     26,100      1,238,706
                                                                ------------
                                                                   3,522,033
                                                                ------------
TEXTILES (APPAREL)--0.9%
  Jones Apparel Group, Inc. (b) ..................     10,100        335,017
  Liz Claiborne, Inc. ............................      4,500        223,875
  Polo Ralph Lauren Corp. (b) ....................      6,600        176,616
  Tommy Hilfiger Corp. (b) .......................     18,600        255,750
                                                                ------------
                                                                     991,258
                                                                ------------
TOBACCO--1.3%
  Philip Morris Cos., Inc. .......................     31,600      1,448,860
                                                                ------------
TOTAL COMMON STOCKS
  (Identified cost $108,594,041) ............................    109,871,035
                                                                ------------
FOREIGN COMMON STOCKS--2.1%
AIRLINES--0.0%
  British Airways (United Kingdom) ...............      1,900         54,530
                                                                ------------
AUTO PARTS & EQUIPMENT--0.2%
  Magna International, Inc. Class A (Canada) .....      4,100        260,227
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.2%
  Nortel Networks Corp. (Canada) (b) .............     26,600        199,500
                                                                ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Check Point Software Technologies Ltd.
    (Israel) (b) .................................      4,400        175,516
                                                                ------------
ELECTRICAL EQUIPMENT--0.2%
  Flextronics International Ltd. (Singapore) (b) .      7,200        172,728
                                                                ------------
FOODS--0.4%
  Unilever NV NY Registered Shares (Netherlands) .      8,900        512,729
                                                                ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
  Elan Corp. (Ireland) (b) .......................      3,600        162,216
                                                                ------------
OIL (INTERNATIONAL INTEGRATED)--0.8%
  Royal Dutch Petroleum Co. NY Registered Shares
    (Netherlands) ................................     18,700        916,674
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,487,419) ..............................      2,454,120
                                                                ------------
TOTAL LONG-TERM INVESTMENTS--97.0%
  (Identified cost $112,081,460) ............................    112,325,155
                                                                ------------

                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)
                                          -----------  -----
SHORT-TERM OBLIGATIONS--3.3%
COMMERCIAL PAPER--3.3%
  Donnelley (R.R.) & Sons Co.
    1.70%, 1/2/02 .......................      A-1     $  940        939,956
  Govco, Inc. 1.75%, 1/2/02 .............      A-1+     2,800      2,799,864
                                                                ------------
                                                                   3,739,820
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,739,820) ..............................      3,739,820
                                                                ------------
TOTAL INVESTMENTS--100.3%
  (Identified cost $115,821,280) ............................    116,064,975(a)
  Other assets and liabilities, net--(0.3)% .................       (324,556)
                                                                ------------
NET ASSETS--100.0% ..........................................   $115,740,419
                                                                ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,341,025 and gross depreciation of $13,701,553 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $116,425,503.
(b) Non-income producing.

                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $115,821,280) ... $116,064,975 Receivables
  Investment securities sold ....................................       872,003
  Dividends and interest ........................................       143,537
  Fund shares sold ..............................................       120,087
Prepaid expenses ................................................         1,017
                                                                   ------------
    Total assets ................................................   117,201,619
                                                                   ------------
LIABILITIES
Cash overdraft ..................................................         3,029
Payables
  Investment securities purchased ...............................     1,275,824
  Fund shares repurchased .......................................        24,673
  Investment advisory fee .......................................        61,494
  Printing fee ..................................................        53,306
  Professional fee ..............................................        24,536
  Financial agent fee ...........................................        10,480
  Trustees' fee .................................................         3,262
Accrued expenses ................................................         4,596
                                                                   ------------
    Total liabilities ...........................................     1,461,200
                                                                   ------------
NET ASSETS ......................................................  $115,740,419
                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............  $119,496,802
  Undistributed net investment income ...........................       172,435
  Accumulated net realized loss .................................    (4,172,513)
  Net unrealized appreciation ...................................       243,695
                                                                   ------------
NET ASSETS ......................................................  $115,740,419
                                                                   ============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................    10,135,676
                                                                   ============
Net asset value and offering price per share ....................        $11.42
                                                                         ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .....................................................  $  1,625,097
  Interest ......................................................        89,536
  Foreign taxes withheld ........................................        (7,008)
                                                                   ------------
    Total investment income .....................................     1,707,625
                                                                   ------------
EXPENSES
  Investment advisory fee .......................................       795,378
  Financial agent fee ...........................................       128,370
  Printing ......................................................        64,182
  Custodian .....................................................        28,836
  Professional ..................................................        26,854
  Trustees ......................................................         8,438
  Miscellaneous .................................................         7,746
                                                                   ------------
    Total expenses ..............................................     1,059,804
    Less expenses borne by investment adviser ...................       (93,832)
    Custodian fees paid indirectly ..............................          (158)
                                                                   ------------
    Net expenses ................................................       965,814
                                                                   ------------
NET INVESTMENT INCOME ...........................................       741,811
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...............................    (3,857,903)
  Net change in unrealized appreciation
    (depreciation) on investments ...............................    (6,712,958)
                                                                   ------------
NET LOSS ON INVESTMENTS .........................................   (10,570,861)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $ (9,829,050)
                                                                   ============


                        See Notes to Financial Statements

                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  YEAR ENDED     YEAR ENDED
                                                                                                   12/31/01       12/31/00
                                                                                                  ----------     ----------
FROM OPERATIONS
  Net investment income (loss) ...............................................................   $    741,811   $    591,291
  Net realized gain (loss) ...................................................................     (3,857,903)       443,082
  Net change in unrealized appreciation (depreciation) .......................................     (6,712,958)    (8,725,436)
                                                                                                 ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      (9,829,050)    (7,691,063)
                                                                                                 ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ......................................................................       (580,441)      (580,226)
  Net realized long-term gains                                                                       (265,628)      (440,268)
                                                                                                 ------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..................................       (846,069)    (1,020,494)
                                                                                                 ------------   ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,808,993 and 3,891,857 shares, respectively) ..............      44,476,346     51,992,942
  Net asset value of shares issued from reinvestment of distributions (71,582 and 79,917
    shares, respectively) ...................................................................         846,069      1,020,494
  Cost of shares repurchased (2,726,595 and 2,515,199 shares, respectively) .................     (31,396,116)   (33,646,384)
                                                                                                 ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................................      13,926,299     19,367,052
                                                                                                 ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .....................................................       3,251,180     10,655,495
NET ASSETS
  Beginning of period .......................................................................     112,489,239    101,833,744
                                                                                                 ------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $172,435 AND $11,065,
    RESPECTIVELY) ...........................................................................    $115,740,419   $112,489,239
                                                                                                 ============   ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          YEAR ENDED                     FROM
                                                                                         DECEMBER 31,                  INCEPTION
                                                                             ------------------------------------      3/2/98 TO
                                                                               2001          2000          1999        12/31/98
                                                                             --------      --------      --------      ---------
Net asset value, beginning of period .................................         $12.52        $13.53        $11.99       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .......................................           0.08          0.07          0.07         0.05
  Net realized and unrealized gain (loss) ............................          (1.09)        (0.96)         1.97         1.99
                                                                               ------        ------        ------       ------
    TOTAL FROM INVESTMENT OPERATIONS ..................................         (1.01)        (0.89)         2.04         2.04
                                                                               ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income ...............................          (0.06)        (0.07)        (0.07)       (0.05)
  Dividends from net realized gains ..................................          (0.03)        (0.05)        (0.16)          --
  Tax return of capital ..............................................             --            --         (0.27)          --
                                                                               ------        ------        ------       ------
    TOTAL DISTRIBUTIONS ...............................................         (0.09)        (0.12)        (0.50)       (0.05)
                                                                               ------        ------        ------       ------
CHANGE IN NET ASSET VALUE ............................................          (1.10)        (1.01)         1.54         1.99
                                                                               ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD .......................................         $11.42        $12.52        $13.53       $11.99
                                                                               ======        ======        ======       ======
Total return ..........................................................         (8.17)%       (6.61)%       17.00%       20.45%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................................       $115,740      $112,489      $101,834      $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3) .............................................           0.85%(4)      0.85%         0.85%        0.85%(1)
  Net investment income ..............................................           0.65%         0.54%         0.71%        1.02%(1)
Portfolio turnover rate ..............................................             29%           53%           52%          81%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.93%, 0.94%, 1.01% and 1.46% for the periods ended December 31, 2001, 2000, 1999 and 1998, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


INVESTOR PROFILE
     The Fund is appropriate for investors seeking as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk.

INVESTMENT ADVISER'S REPORT
     From December 31, 2000 to December 31, 2001, the market represented by the large-cap S&P 500 Index(2) returned a total of -11.87%. It has indeed been a difficult period for equity investors. Late 2000, it became clear that information technology spending was slowing down due to a dramatic buildup of capacity and eroding end-market demand. Stocks had been falling as we entered 2001; however, the slowing economy prompted the Fed to embark on a period of significant easing starting in early January. Stocks rallied initially. But as investors realized the severity of the economic slowdown during the first quarter of 2001, stocks sold off again. The market made a brief rally in April and May, but sold off quickly as evidence of recovery didn't emerge in the later part of the second quarter. The tragic events of September 11th shocked the world and further weakened a fragile economy. Stocks fell precipitously when the market reopened on September 17.

     It has been a very painful year for equity investors, marked by downward spirals and seesaw changes. During the last quarter of 2001, the market made a dramatic rally off the lows of late September. The S&P 500 rose 10.69% during this time. Investors are betting that economic recovery may be delayed, but not derailed. We agree with this assessment. As evidence of recovery emerges in 2002, we believe the market will climb higher.

     During periods of economy difficulty, it is understandable that market leaders are those engaged in businesses not severely effected by cyclical weakness. Consumer staple and health-care issues have been the best performers during this 12-month period. On the other hand, stocks of technology, consumer services and telecommunication companies have performed poorly.

     The Phoenix-Oakhurst Strategic Allocation Series returned 1.87% for the year ended December 31, 2001, very favorable when compared with a return of -3.70% for the Balanced Benchmark Index(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

     The equity portion of the portfolio performed quite well during the past 12 months. With good diversification and stock picking, returns were ahead of the S&P 500 all year. We were overweighted in health-care stocks throughout the year. We were underweighted in cyclical issues during the first quarter of the year, but have increased our weighting throughout the year by trading off consumer staples and energy issues. We believe cyclical stocks will benefit the most as the economy rebounds.

     The bond portion also performed very well during this period, with higher yielding sectors being among the best performers in the market. We have maintained our strategy of investing in sectors with the best relative values, and while this hurt performance last year, it has benefited results this year. Some of the best contributors to performance were our holdings in the cable and telecommunications industries.


OUTLOOK
     We are positive on stocks at current levels, especially in the near to intermediate term. Low bond yields and low inflation rates support present stock valuations. As the economy recovers during the second half of 2002, earnings are poised to rebound significantly off depressed levels. We believe stock valuations will be maintained going into next year, and stocks will move higher with earnings recovery.

     We also believe the outlook for the fixed-income markets is very favorable for the long term. Real yields remain attractive by historical standards, and all spread sectors now offer excellent value relative to long-term averages. Our current focus is on Europe to take advantage of inefficiencies we are finding there and using currency hedges to pick up incremental yield.

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                                       Lehman
            Strategic     Balanced                     Brothers       Balanced
            Allocation    Benchmark        S&P 500     Aggregate      Benchmark
            Series        Index (new)(1)   Index(2)    Bond Index(3)  (old)(4)
12/31/91    $10,000.00    $10,000.00       $10,000.00  $10,000.00     $10,000.00
12/31/92     11,066.90     10,762.70        10,769.10   10,740.00      10,723.40
12/31/93     12,287.00     11,832.70        11,846.00   11,787.30      11,714.90
12/30/94     12,109.30     11,794.30        12,002.70   11,443.50      11,737.40
12/29/95     14,315.80     15,288.10        16,504.60   13,558.10      14,933.30
12/31/96     15,610.90     17,602.20        20,341.50   14,050.30      17,073.90
12/31/97     18,846.70     21,760.00        27,130.70   15,406.60      20,821.90
12/31/98     22,765.60     26,348.30        34,932.50   16,744.90      24,917.00
12/31/99     25,329.40     29,523.00        42,315.50   16,606.80      27,795.40
12/29/00     25,476.30     29,221.90        38,427.90   18,537.50      27,656.60
12/31/01     25,952.40     28,139.40        33,864.70   20,102.70      26,800.80


  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                            1 YEAR      5 YEARS     10 YEARS
----------------------------------------------------------------------------
  Strategic Allocation Series                 1.87%      10.70%       10.01%
----------------------------------------------------------------------------
  Balanced Benchmark Index (new)(1)          (3.70)%      9.84%       10.90%
----------------------------------------------------------------------------
  S&P 500 Index(2)                          (11.87)%     10.73%       12.97%
----------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index(3)     8.44%       7.43%        7.23%
----------------------------------------------------------------------------
  Balanced Benchmark Index (old)(4)          (3.09)%      9.44%       10.36%
----------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/31/91. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. High yield fixed income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed income securities. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.
(1) The Balanced Benchmark Index (new) is unmanaged and is calculated based upon the performance of the the following indices 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index. This benchmark was changed from the prior year to more accurately reflect the allocation of the Series.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance and is provided for general comparative purposes.
(4) The Balanced Benchmark Index (old) is unmanaged and is calculated based upon the performance of the followng indices: 55% S&P 500 Index/35% Lehman Brothers Aggregate Bond Index/10% U.S. Treasury Bill.
The indices are not available for direct investment.

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001




                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
U.S. GOVERNMENT SECURITIES--10.1%
U.S. TREASURY BONDS--3.3%
  U.S. Treasury Bonds 6.125%, 11/15/27 ..      AAA    $ 2,300    $  2,419,402
  U.S. Treasury Bonds 5.25%, 11/15/28 ...      AAA      2,835       2,655,377
  U.S. Treasury Bonds 5.25%, 2/15/29 ....      AAA      1,910       1,793,236
  U.S. Treasury Bonds 6.125%, 8/15/29 ...      AAA      4,400       4,669,843
  U.S. Treasury Bonds 5.375%, 2/15/31 ...      AAA      1,000         985,938
                                                                 ------------
                                                                   12,523,796
                                                                 ------------
U.S. TREASURY NOTES--6.8%
  U.S. Treasury Notes 2.75%, 10/31/03 ...      AAA      3,539       3,531,398
  U.S. Treasury Notes 4.75%, 2/15/04 ....      AAA      1,200       1,239,000
  U.S. Treasury Notes 5.25%, 5/15/04 ....      AAA        840         875,831
  U.S. Treasury Notes 4.625%, 5/15/06 ...      AAA     12,500      12,674,313
  U.S. Treasury Notes 3.50%, 11/15/06 ...      AAA        800         771,187
  U.S. Treasury Notes 4.75%, 11/15/08 ...      AAA      4,275       4,258,302
  U.S. Treasury Notes 6%, 8/15/09 .......      AAA        160         170,569
  U.S. Treasury Notes 5.75%, 8/15/10 ....      AAA        260         272,939
  U.S. Treasury Notes 5%, 8/15/11 .......      AAA      1,560       1,556,100
                                                                 ------------
                                                                   25,349,639
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $37,309,321) .............................      37,873,435
                                                                 ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--3.4%
  Fannie Mae 4.375%, 10/15/06 ...........      Aaa(c)   5,000       4,895,450
  Fannie Mae 6.625%, 9/15/09 ............      Aaa(c)   2,395       2,558,296
  Freddie Mac 6.625%, 9/15/09 ...........      Aaa(c)   5,000       5,322,975
                                                                 ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $12,194,217) .............................      12,776,721
                                                                 ------------
MUNICIPAL BONDS--4.2%
CALIFORNIA--1.1%
  Pasadena Pension Funding Revenue Taxable
    Series A 7.10%, 5/15/10 .............      AAA      1,500       1,606,425
  San Bernardino County Pension Obligation
    Revenue Taxable 6.87%, 8/1/08 .......      AAA        410         436,104
  Sonoma County Pension Obligation Revenue
    Taxable 6.625%, 6/1/13 ..............      AAA        925         964,442
  Ventura County Pension Obligation Taxable
    6.54%, 11/1/05 ......................      AAA        975       1,036,708
                                                                 ------------
                                                                    4,043,679
                                                                 ------------
FLORIDA--1.7%
  Miami Beach Special Obligation Revenue
    Taxable 8.60%, 9/1/21 ...............      AAA      3,210       3,497,520
  Tampa Solid Waste System Revenue Taxable
    Series A 6.33%, 10/1/06 .............      AAA      2,160       2,246,594
  University of Miami Exchangeable Revenue
    Taxable Series A 7.65%, 4/1/20 (e) ..      AAA        540         558,549
                                                                 ------------
                                                                    6,302,663
                                                                 ------------
NEW YORK--0.4%
  New York State Dormitory Authority Pension
    Obligation Revenue Taxable 6.90%,
    4/1/03 ..............................      AA-        725         748,642
  New York State Environmental Facilities Corp.
    6.70%, 3/15/08 ......................      AAA        795         833,097
                                                                 ------------
                                                                    1,581,739
                                                                 ------------
PENNSYLVANIA--0.4%
  Philadelphia Authority For Industrial
    Development Pension Funding Retirement
    Systems Revenue Taxable Series A 5.79%,
    4/15/09 .............................      AAA      1,300       1,290,523
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
TEXAS--0.6%
  Texas Water Resources Finance Authority
    Revenue 6.62%, 8/15/10 ..............      AAA     $2,265    $  2,341,761
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $15,044,345) .............................      15,560,365
                                                                 ------------
ASSET BACKED SECURITIES--1.8%
  AESOP Funding II LLC 97-1A, A2 6.40%,
    10/20/03 ............................      AAA      2,000       2,043,780
  AESOP Funding II LLC 98-1A 6.14%,
    5/20/06 .............................      AAA      1,410       1,430,734
  Green Tree Financial Corp. 96-7, M1 7.70%,
    10/15/27 ............................      AA-      1,000       1,008,797
  Premier Auto Trust 98-3, B
    6.14%, 9/8/04 .......................      AAA        500         505,477
  WFS Financial Owner Trust 00-D, A3 6.83%,
    7/20/05 .............................      AAA      1,845       1,911,448
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Identified cost $6,775,354) ..............................       6,900,236
                                                                 ------------
CORPORATE BONDS--2.7%
AIRLINES--0.4%
  American Airlines, Inc. 01-2, A-2 144A
    7.858%, 10/1/11 (d) .................      AA+        500         501,190
  Northwest Airlines Corp.00-1 G 8.072%,
    10/1/19 .............................      AAA        835         860,642
                                                                 ------------
                                                                    1,361,832
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
  Comcast Cable Communications, Inc.
    7.125%, 6/15/13 .....................      BBB      1,000       1,026,933
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International, Inc.
    Series B 6.375%, 4/15/05                   BBB+       635         637,843
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--0.1%
  AmerisourceBergen Corp. 8.125%, 9/1/08       BB-        560         576,800
                                                                 ------------
FINANCIAL (DIVERSIFIED)--0.2%
  Erac U.S.A. Finance Co. 144A 7.35%,
    6/15/08 (d) .........................      BBB+       300         303,792
  Pemex Project Funding Master Trust RegS
    9.125%, 10/13/10 ....................      BB+        500         530,000
                                                                 ------------
                                                                      833,792
                                                                 ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.2%
  Harrahs Operating Co, Inc.
    7.125%, 6/1/07 ......................      BBB-       250         250,032
  MGM Mirage, Inc. 9.75%, 6/1/07 ........      BB+        400         419,000
                                                                 ------------
                                                                      669,032
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.1%
  HEALTHSOUTH Corp. 10.75%, 10/1/08 .....      BB+        250         276,250
                                                                 ------------
INSURANCE (MULTI-LINE)--0.1%
  Willis Corroon Corp. 9%, 2/1/09 .......      B+         265         276,925
                                                                 ------------
IRON & STEEL--0.2%
  Allegheny Technologies 144A 8.375%,
    12/15/11 (d) ........................      BBB+       800         783,918
                                                                 ------------
NATURAL GAS--0.0%
  Dynegy Holdings, Inc. 8.125%, 3/15/05 .      BBB+       250         225,262
                                                                 ------------
OIL--0.1%
  Conoco Funding Co. 5.45%, 10/15/06 ....      BBB+       250         255,825
                                                                 ------------


                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES




                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
  Chesapeake Energy Corp. 144A 8.375%,
    11/1/08 (d) .........................      B+      $  380    $    377,150
  Hanover Equipment Trust 01-A, 144A 8.50%,
    9/1/08 (d) ..........................      BB         280         292,600
                                                                 ------------
                                                                      669,750
                                                                 ------------
PAPER & FOREST PRODUCTS--0.2%
  Nortek, Inc. 8.875%, 8/1/08 ...........      B+         700         705,250
                                                                 ------------
RETAIL (SPECIALTY)--0.2%
  Amerigas Partners Eagle Finance Corp.
    8.875%, 5/20/11 .....................      BB+        750         776,250
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
  AT&T Wireless Services, Inc.
    7.35%, 3/1/06 .......................      BBB        250         261,900
                                                                 ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
  WorldCom, Inc. 7.50%, 5/15/11 .........      BBB+       500         514,338
                                                                 ------------
TRUCKS & PARTS--0.0%
  Cummins Engine, Inc. 6.45%, 3/1/05 ....      BBB        160         155,951
                                                                 ------------
TOTAL CORPORATE BONDS
  (Identified cost $9,893,364) ..............................      10,007,851
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--8.5%
  Advanta Mortgage Loan Trust 00-2, A3
    7.76%, 5/25/18 ......................      AAA        875         920,391
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 11/17/07 ...........      AAA      4,200       4,298,730
  DLJ Commercial Mortgage Corp. 99-CG1, A1B
    6.46%, 1/10/09 ......................      Aaa(c)     500         507,957
  DLJ Commercial Mortgage Corp. 98-CF2, A1B
    6.24%, 11/12/31 .....................      Aaa(c)   4,150       4,173,186
  First Horizon Asset Securities, Inc. 01-5 A3
    6.75%, 7/25/31 ......................      AAA      1,000       1,000,000
  First Union - Lehman Brothers Commercial
    Mortgage 97-C1, B 7.43%, 4/18/07 ....      Aa(c)      850         905,269
  First Union Commercial Mortgage Trust
    99-C1, A2 6.07%, 10/15/08 ...........      AAA      3,000       3,012,656
  G.E. Capital Mortgage Services, Inc. 96-8, 1M
    7.25%, 5/25/26 ......................      AA         213         213,502
  JP Morgan Chase Commercial Mortgage
    Securities Corp. 01-CIBC, A3 6.26%,
    4/15/33 .............................      AAA      1,810       1,835,453
  LB Commercial Conduit Mortgage Trust
    98-C4, A1B 6.21%, 10/15/08 ..........      AAA      4,000       4,068,198
  LB Commercial Conduit Mortgage Trust
    99-C2, A2 7.325%, 9/15/09 ...........      Aaa(c)   1,840       1,955,003
  Lehman Large Loan 97-LLI, B 6.95%,
    3/12/07 .............................      AA+        645         677,743
  Nationslink Funding Corp. 96-1, B 7.69%,
    12/20/05 ............................      AA         450         471,445
  Prudential Home Mortgage Securities 94-A
    3B3 6.80%, 4/28/24 ..................      AA-(c)   1,388       1,407,993
  Residential Funding Mortgage Securities I
    96-S1, A11 7.10%, 1/25/26 ...........      AAA      1,322       1,346,748
  Residential Funding Mortgage Securities I
    96-S4, M1 7.25%, 2/25/26 ............      AAA        733         734,410
  Securitized Asset Sales, Inc. 93-J, 2B
    6.808%, 11/28/23 ....................      AAA(c)     735         740,715
  Washington Mutual Bank 99-WM3, 2A5
    7.50%, 11/19/29 .....................      Aaa(c)   3,350       3,503,531
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $30,619,009) .............................      31,772,930
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
FOREIGN GOVERNMENT SECURITIES--4.7%
BRAZIL--0.5%
  Federal Republic of Brazil 11%,
    8/17/40 .............................      BB-     $  750    $    579,375
  Federal Republic of Brazil C Bond 8%,
    4/15/14 .............................      BB-      1,539       1,187,156
                                                                 ------------
                                                                    1,766,531
                                                                 ------------
BULGARIA--0.9%
  Republic of Bulgaria FLIRB Series A 4.563%,
    7/28/12 (e) .........................      B+       1,810       1,633,525
  Republic of Bulgaria IAB PDI 4.563%,
    7/28/11 (e) .........................      B+       1,817       1,598,652
                                                                 ------------
                                                                    3,232,177
                                                                 ------------
CHILE--0.2%
  Republic of Chile 6.875%, 4/28/09 .....      A-         825         835,511
                                                                 ------------
COLOMBIA--0.3%
  Republic of Colombia 9.75%, 4/9/11 ....      BBB        485         507,700
  Republic of Colombia 11.75%, 2/25/20 ..      BB         750         750,000
                                                                 ------------
                                                                    1,257,700
                                                                 ------------
COSTA RICA--0.5%
  Republic of Costa Rica 144A 9.335%,
    5/15/09 (d) .........................      BB       1,755       1,877,850
                                                                 ------------
CROATIA--0.1%
  Croatia Series A 4.563%, 7/31/10 (e) ..      BBB-       438         431,708
                                                                 ------------
MEXICO--0.3%
  United Mexican States 8.125%, 12/30/19       BB+      1,125       1,095,750
                                                                 ------------
PANAMA--0.4%
  Republic of Panama 2.99%, 5/14/02 (e) .      BB+        125         125,890
  Republic of Panama 8.875%, 9/30/27 (e)       BB+      1,500       1,387,500
                                                                 ------------
                                                                    1,513,390
                                                                 ------------
POLAND--1.3%
  Republic of Poland Bearer PDIP 6%,
    10/27/14 (e) ........................      BBB+     4,732       4,705,581
                                                                 ------------
URAGUAY--0.2%
  Oriental Republic of Uruguay 7.875%,
    7/15/27 .............................      BBB-     1,000         940,000
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $16,455,342) .............................      17,656,198
                                                                 ------------
FOREIGN CORPORATE BONDS--2.9%
CANADA--0.2%
  Bowater Canada Finance 144A 7.95%,
    11/15/11 (d) ........................      BBB        750         768,821
                                                                 ------------
CAYMAN ISLANDS--2.2%
  Pemex Finance Ltd. 9.03%, 2/15/11 .....      BBB+     5,000       5,365,400
  Pemex Finance Ltd. 7.33%, 5/15/12 .....      AAA      1,000       1,055,600
  Petrobras International Finance 144A 9.75%,
    7/6/11 (d) ..........................      Baa(c)   1,500       1,485,000
  Triton Energy Ltd. 8.875%, 10/1/07 ....      BBB        250         277,500
                                                                 ------------
                                                                    8,183,500
                                                                 ------------
CHILE--0.1%
  Empresa Nacional de Electricidad SA Series B
    8.50%, 4/1/09 .......................      BBB+       140         143,455
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d) .........................      BBB        431         397,739
                                                                 ------------
                                                                      541,194
                                                                 ------------
MEXICO--0.1%
  Telefonos de Mexico SA 8.25%, 1/26/06 .      BB+        500         525,625
                                                                 ------------


                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
NETHERLANDS--0.3%
  HSBC Capital Funding LP 144A 9.547%,
    12/31/49 (d)(e) .....................      A-      $  900    $  1,041,599
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $10,580,253) .............................      11,060,739
                                                                 ------------

                                                      SHARES
                                                      ------
COMMON STOCKS--55.5%
AEROSPACE/DEFENSE--1.2%
  General Dynamics Corp. .........................     40,000       3,185,600
  Northrop Grumman Corp. .........................     14,800       1,491,988
                                                                 ------------
                                                                    4,677,588
                                                                 ------------
AIR FREIGHT--0.6%
  FedEx Corp. (b) ................................     41,800       2,168,584
                                                                 ------------
BANKS (MAJOR REGIONAL)--2.3%
  FleetBoston Financial Corp. ....................    128,200       4,679,300
  Wells Fargo & Co. ..............................     90,000       3,910,500
                                                                 ------------
                                                                    8,589,800
                                                                 ------------
BANKS (MONEY CENTER)--1.7%
  Bank of America Corp. ..........................    101,400       6,383,130
                                                                 ------------
BEVERAGES (NON-ALCOHOLIC)--2.0%
  PepsiCo, Inc. ..................................    156,000       7,595,640
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.5%
  Clear Channel Communications, Inc. (b) .........     85,700       4,362,987
  Liberty Media Corp. Class A (b) ................     97,600       1,366,400
                                                                 ------------
                                                                    5,729,387
                                                                 ------------
CHEMICALS--0.5%
  Dow Chemical Co. (The) .........................     59,000       1,993,020
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.8%
  ADTRAN, Inc. (b) ...............................     43,900       1,120,328
  American Tower Corp. Class A (b) ...............     67,800         642,066
  Harris Corp. ...................................     45,800       1,397,358
                                                                 ------------
                                                                    3,159,752
                                                                 ------------
COMPUTERS (HARDWARE)--1.4%
  International Business Machines Corp. ..........     45,000       5,443,200
                                                                 ------------
COMPUTERS (NETWORKING)--1.0%
  Cisco Systems, Inc. (b) ........................    204,000       3,694,440
                                                                 ------------
COMPUTERS (PERIPHERALS)--0.3%
  Maxtor Corp. (b) ...............................    181,400       1,150,076
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--3.4%
  Computer Associates International, Inc. ........     89,400       3,083,406
  Microsoft Corp. (b) ............................    146,500       9,705,625
                                                                 ------------
                                                                   12,789,031
                                                                 ------------
DISTRIBUTORS (FOOD & HEALTH)--2.4%
  Cardinal Health, Inc. ..........................     35,400       2,288,964
  McKesson Corp. .................................    169,700       6,346,780
  Performance Food Group Co. (b) .................      5,500         193,435
                                                                 ------------
                                                                    8,829,179
                                                                 ------------
ELECTRICAL EQUIPMENT--2.4%
  General Electric Co. ...........................    229,200       9,186,336
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--1.6%
  Altera Corp. (b) ...............................     86,800       1,841,896
  Fairchild Semiconductor Corp. Class A (b) ......     62,200       1,754,040
  Intel Corp. ....................................     42,600       1,339,770
  Micron Technology, Inc. (b) ....................     38,200       1,184,200
                                                                 ------------
                                                                    6,119,906
                                                                 ------------



                                                       SHARES       VALUE
                                                       ------     ----------
ENTERTAINMENT--1.5%
  AOL Time Warner, Inc. (b) ......................     61,400    $  1,970,940
  Viacom, Inc. Class B (b) .......................     84,800       3,743,920
                                                                 ------------
                                                                    5,714,860
                                                                 ------------
EQUIPMENT (SEMICONDUCTORS)--1.8%
  Applied Materials, Inc. (b) ....................     50,900       2,041,090
  Credence Systems Corp. (b) .....................     34,800         646,236
  Lam Research Corp. (b) .........................     97,500       2,263,950
  Novellus Systems, Inc. (b) .....................     17,000         670,650
  Teradyne, Inc. (b) .............................     32,800         988,592
                                                                 ------------
                                                                    6,610,518
                                                                 ------------
FINANCIAL (DIVERSIFIED)--5.3%
  Citigroup, Inc. ................................    177,700       8,970,296
  Freddie Mac ....................................     59,800       3,910,920
  J.P. Morgan Chase & Co. ........................     61,500       2,235,525
  Morgan Stanley Dean Witter & Co. ...............     85,600       4,788,464
                                                                 ------------
                                                                   19,905,205
                                                                 ------------
FOODS--0.5%
  Dean Foods Co. .................................     27,110       1,848,900
                                                                 ------------
HEALTH CARE (DIVERSIFIED)--0.8%
  Bristol-Myers Squibb Co. .......................     61,100       3,116,100
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
  Pfizer, Inc. ...................................    153,200       6,105,020
                                                                 ------------
HEALTH CARE (GENERIC AND OTHER)--0.8%
  King Pharmaceuticals, Inc. (b) .................     67,733       2,853,591
                                                                 ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
  HCA, Inc. ......................................     29,500       1,136,930
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.5%
  Bard (C.R.), Inc. ..............................     48,600       3,134,700
  Beckman Coulter, Inc. ..........................     23,400       1,036,620
  Guidant Corp. (b) ..............................     27,000       1,344,600
                                                                 ------------
                                                                    5,515,920
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.6%
  Omnicare, Inc. .................................     95,600       2,378,528
                                                                 ------------
INSURANCE (MULTI-LINE)--1.8%
  American International Group, Inc. .............     84,400       6,701,360
                                                                 ------------
MANUFACTURING (DIVERSIFIED)--2.6%
  Tyco International Ltd. ........................    163,500       9,630,150
                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES--0.3%
  Miller (Herman), Inc. ..........................     49,700       1,175,902
                                                                 ------------
OIL--0.4%
  Conoco, Inc. ...................................     48,000       1,358,400
                                                                 ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Baker Hughes, Inc. .............................     21,500         784,105
  Schlumberger Ltd. ..............................     13,400         736,330
  Tidewater, Inc. ................................     26,500         898,350
  Transocean Sedco Forex, Inc. ...................     15,400         520,828
                                                                 ------------
                                                                    2,939,613
                                                                 ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.6%
  Anadarko Petroleum Corp. .......................     17,800       1,011,930
  Unocal Corp. ...................................     31,300       1,128,991
                                                                 ------------
                                                                    2,140,921
                                                                 ------------
OIL (INTERNATIONAL INTEGRATED)--1.1%
  ChevronTexaco Corp. ............................     16,200       1,451,682
  Exxon Mobil Corp. ..............................     64,400       2,530,920
                                                                 ------------
                                                                    3,982,602
                                                                 ------------


                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES



                                                       SHARES       VALUE
                                                       ------     ----------
PAPER & FOREST PRODUCTS--0.3%
  International Paper Co. ........................     30,500    $  1,230,675
                                                                 ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.6%
  Tech Data Corp. (b) ............................     55,100       2,384,728
                                                                 ------------
RETAIL (DRUG STORES)--0.5%
  Caremark Rx, Inc. (b) ..........................    106,600       1,738,646
                                                                 ------------
RETAIL (GENERAL MERCHANDISE)--1.4%
  Wal-Mart Stores, Inc. ..........................     91,800       5,283,090
                                                                 ------------
SAVINGS & LOAN COMPANIES--0.4%
  Golden State Bancorp, Inc. .....................     55,000       1,438,250
                                                                 ------------
SERVICES (ADVERTISING/MARKETING)--0.9%
  Lamar Advertising Co. (b) ......................     76,100       3,222,074
                                                                 ------------
SERVICES (COMMERCIAL & CONSUMER)--1.3%
  Cendant Corp. (b) ..............................    170,600       3,345,466
  Crown Castle International Corp. (b) ...........    141,900       1,515,492
                                                                 ------------
                                                                    4,860,958
                                                                 ------------
SERVICES (DATA PROCESSING)--1.9%
  BISYS Group, Inc. (The) (b) ....................     41,200       2,636,388
  Fiserv, Inc. (b) ...............................    102,450       4,335,684
                                                                 ------------
                                                                    6,972,072
                                                                 ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
  Nextel Communications, Inc. Class A (b) ........     90,200         988,592
                                                                 ------------
TELEPHONE--1.3%
  SBC Communications, Inc. .......................     82,400       3,227,608
  Verizon Communications, Inc. ...................     35,900       1,703,814
                                                                 ------------
                                                                    4,931,422
                                                                 ------------
TEXTILES (APPAREL)--0.6%
  Jones Apparel Group, Inc. (b) ..................     24,800         822,616
  Liz Claiborne, Inc. ............................     26,500       1,318,375
                                                                 ------------
                                                                    2,140,991
                                                                 ------------
TRUCKERS--0.6%
  United Parcel Service, Inc. Class B ............     41,300       2,250,850
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $170,403,626) ............................     208,065,937
                                                                 ------------
FOREIGN COMMON STOCKS--0.9%
COMMUNICATIONS EQUIPMENT--0.3%
  Nokia Oyj ADR (Finland) ........................     42,500       1,042,525
                                                                 ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
  Elan Corp. plc ADR (Ireland) (b) ...............     51,700       2,329,602
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,698,298) ..............................       3,372,127
                                                                 ------------
UNIT INVESTMENT TRUSTS--1.3%
  SPDR Trust Series I ............................     41,600       4,760,704
                                                                 ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $5,465,926) ..............................       4,760,704
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS--96.0%
  (Identified cost $317,439,055) ............................     359,807,243
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (UNAUDITED)  (000)         VALUE
                                          -----------  -----     ------------
SHORT-TERM OBLIGATIONS--3.6%
COMMERCIAL PAPER--2.9%
  Asset Securitization Corp. 1.75%,
    1/2/02 ..............................      A-1+    $3,185    $  3,184,845
  Lexington Parker Capital Co. LLC 1.95%,
    1/9/02 ..............................      A-1      2,005       2,004,131
  Gannett Co, Inc. 1.84%, 1/23/02 .......      A-1      1,290       1,288,550
  Park Avenue Receivables 1.97%, 1/25/02       A-1      3,500       3,495,404
  Lexington Parker Capital Co. LLC 1.86%,
    3/13/02 .............................      A-1      1,140       1,135,921
                                                                 ------------
                                                                   11,108,851
                                                                 ------------
FEDERAL AGENCY SECURITIES--0.7%
  Federal Home Loan Bank 2.25%, 12/27/02       AAA      2,500       2,498,885
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $13,608,747) .............................      13,607,736
                                                                 ------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $331,047,802) ............................     373,414,979(a)
  Other assets and liabilities, net--0.4% ...................       1,401,856
                                                                 ------------
NET ASSETS--100.0% ..........................................    $374,816,835
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,941,695 and gross depreciation of $10,986,832 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $331,460,116.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to a value of $7,829,659 or 2.09% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $331,047,802) ...  $373,414,979
Cash ............................................................        48,750
Receivables
  Interest and dividends ........................................     1,939,012
  Fund shares sold ..............................................        40,877
Prepaid expenses ................................................         3,389
                                                                   ------------
    Total assets ................................................   375,447,007
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased .......................................       302,809
  Investment advisory fee .......................................       185,299
  Printing fee ..................................................        86,702
  Financial agent fee ...........................................        23,300
  Trustees' fee .................................................         3,262
Accrued expenses ................................................        28,800
                                                                   ------------
    Total liabilities ...........................................       630,172
                                                                   ------------
NET ASSETS ......................................................  $374,816,835
                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..............  $338,278,037
  Undistributed net investment income ...........................       806,279
  Accumulated net realized loss .................................    (6,634,658)
  Net unrealized appreciation ...................................    42,367,177
                                                                   ------------
NET ASSETS ......................................................  $374,816,835
                                                                   ============
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization .........................    26,935,870
                                                                   ============
Net asset value and offering price per share ....................        $13.92
                                                                         ======


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest ......................................................   $10,628,141
  Dividends .....................................................     2,140,446
  Foreign taxes withheld ........................................          (105)
                                                                    -----------
    Total investment income .....................................    12,768,482
                                                                    -----------
EXPENSES
  Investment advisory fee .......................................     2,272,974
  Financial agent fee ...........................................       290,434
  Printing ......................................................        84,575
  Custodian .....................................................        57,378
  Professional ..................................................        27,464
  Trustees ......................................................         8,437
  Miscellaneous .................................................        38,969
                                                                    -----------
    Total expenses ..............................................     2,780,231
    Custodian fees paid indirectly ..............................       (19,079)
                                                                    -----------
    Net expenses ................................................     2,761,152
                                                                    -----------
NET INVESTMENT INCOME ...........................................    10,007,330
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ...............................    (2,464,632)
  Net change in unrealized appreciation
    (depreciation) on investments ...............................    (1,068,355)
                                                                    -----------
NET LOSS ON INVESTMENTS .........................................    (3,532,987)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 6,474,343
                                                                    ===========


                        See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES





STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED        YEAR ENDED
                                                                                               12/31/01          12/31/00
                                                                                              ----------        ----------
FROM OPERATIONS
  Net investment income (loss) ...........................................................   $ 10,007,330      $ 11,688,744
  Net realized gain (loss) ...............................................................     (2,464,632)       39,681,266
  Net change in unrealized appreciation (depreciation) ...................................     (1,068,355)      (49,097,278)
                                                                                             ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONs ............................      6,474,343         2,272,732
                                                                                             ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................................................     (9,798,013)      (11,570,242)
  Net realized short-term gains ..........................................................     (2,336,653)       (2,432,207)
  Net realized long-term gains ...........................................................     (4,043,514)      (39,971,460)
                                                                                             ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..............................    (16,178,180)      (53,973,909)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,160,117 and 1,631,276 shares, respectively) ...........     30,160,519        26,157,958
  Net asset value of shares issued from reinvestment of distributions
    (1,176,732 and 3,666,338 shares, respectively) .......................................     16,178,180        53,973,909
  Cost of shares repurchased (5,455,567 and 5,700,696 shares, respectively) ..............    (75,830,661)      (91,126,573)
                                                                                             ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..............................    (29,491,962)      (10,994,706)
                                                                                             ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ..................................................    (39,195,799)      (62,695,883)
NET ASSETS
  Beginning of period ....................................................................    414,012,634       476,708,517
                                                                                             ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $806,279
    AND $626,418, RESPECTIVELY) ..........................................................   $374,816,835      $414,012,634
                                                                                             ============      ============


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         YEAR ENDED DECEMBER 31,
                                                                           -------------------------------------------------
                                                                            2001(3)     2000      1999      1998      1997
                                                                           --------   --------  --------  --------  --------
Net asset value, beginning of period ...................................     $14.25     $16.18    $15.65    $14.12    $13.65
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .........................................       0.36(1)    0.44      0.36      0.29      0.32
  Net realized and unrealized gain (loss) ..............................      (0.11)     (0.33)     1.36      2.57      2.46
                                                                             ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS ...................................       0.25       0.11      1.72      2.86      2.78
                                                                             ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income .................................      (0.35)     (0.43)    (0.36)    (0.28)    (0.33)
  Dividends from net realized gains ....................................      (0.23)     (1.61)    (0.83)    (1.05)    (1.98)
                                                                             ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ................................................      (0.58)     (2.04)    (1.19)    (1.33)    (2.31)
                                                                             ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ..............................................      (0.33)     (1.93)     0.53      1.53      0.47
                                                                             ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .........................................     $13.92     $14.25    $16.18    $15.65    $14.12
                                                                             ======     ======    ======    ======    ======
Total return ...........................................................       1.87%      0.58%    11.26%    20.79%    20.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..................................   $374,817   $414,013  $476,709  $480,897  $429,002
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ...................................................       0.71%(2)   0.70%     0.70%     0.68%     0.71%
  Net investment income ................................................       2.56%      2.65%     2.21%     1.97%     2.09%
Portfolio turnover rate ................................................         44%        60%       65%      139%      368%


(1) Computed using average shares outstanding.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 to decrease the ratio of net investment income to average net assets from 2.60% to 2.56%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES



INVESTOR PROFILE
     The Fund is appropriate for investors seeking long-term capital growth through investment in equity securities of foreign and U.S. companies.

INVESTMENT ADVISER'S REPORT
     For the year 2001, the Phoenix-Sanford Bernstein Global Value Series strongly outperformed the MSCI World Index(1) returning -6.84% while the Index's return for the year was -16.52%.

     Our 2001 premium came primarily from stock selection. And most of this strong stock selection resulted from picking better-than-average performers across virtually all sectors. In addition, we benefited from our decision to emphasize certain sectors while underweighting others. In particular, our underweight of the Technology/Electronics sector--which underperformed massively for the year, despite a fourth-quarter rally--contributed to our premium. We were also successful at picking the right stocks across most geographies, with outperformance in virtually every large market. Strong stock selection--in the US was by far the biggest contributor to relative returns, though stock selection in Japan and the UK also helped.

     We gained a meaningful portion of our stock-selection premium for the year in particularly challenging environments--the Japanese market and economically sensitive industries. Japan is the major exception cited in most predictions of a global economic recovery. It recently re-entered recession, and few economists expect it to emerge anytime soon. Nonetheless, we have found many good Japanese companies to invest in. For some time, we have been emphasizing global winners that are not dependent on the domestic economy; these have been performing very well for us. It is more challenging, perhaps, to find companies with a domestic focus that can generate earnings growth. Even here, however, we have had successes. We have also produced a premium in the weak Finance sector by focusing on regional banks rather than large money-center banks whose capital has been eroded by exposure to nonperforming real-estate loans.

     Many cyclical stocks enjoyed strong performance despite the weak global economy. In some cases, the strong performers are companies whose conservative investment patterns during recent cyclical peaks have positioned them to weather a continued downturn and recover quickly in the event of an economic turnaround. Our holdings in the Consumer Cyclical, Capital Equipment and Transportation sectors were especially strong this year.

     In terms of country bets, below-index exposure to the Finnish market, which was the weakest performer in 2001, and above-index exposure to New Zealand, which thrived during the year, were two major positives for the Fund.

OUTLOOK
     The Fund appears well positioned for various economic scenarios. As the pricing disparities that characterized markets just a few years ago have largely dissipated, we will continue to rely on research to identify quality companies at low prices--the type that can both weather a downturn and ride a recovery. In short, we see considerable investment opportunities outside the US today, and we have positioned our portfolios to exploit the strongest opportunities we see.

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Global Value Series  MSCI World Index(1)  S&P 500 Index(2)
11/20/00          $10,000.00          $10,000.00         $10,000.00
12/29/00           10,435.10           10,163.20           9 844.46
12/31/01            9,721.45            8,484.12           8 675.44


  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                 FROM
                                                               INCEPTION
                                                              11/20/00 TO
                                                  1 YEAR       12/31/01
-------------------------------------------------------------------------
  Global Value Series                              (6.84)%       (2.51)%
-------------------------------------------------------------------------
  MSCI World Index(1)                             (16.52)%      (14.06)%
-------------------------------------------------------------------------
  S&P 500 Index(2)                                (11.87)%      (11.99)%
-------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/20/00 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.
(1) The MSCI World Index is an unmanaged, commonly used measure of global value-oriented stock total return performance.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001



                                                       SHARES        VALUE
                                                       ------     -----------
COMMON STOCKS--48.4%
UNITED STATES--48.4%
  Abbott Laboratories (Health Care
    (Diversified)) ...............................        900     $    50,175
  Acuity Brands, Inc. (Electrical
    Equipment) (b) ...............................        400           4,840
  Adaptec, Inc. (Electronics
    (Semiconductors)) (b) ........................        400           5,800
  Allstate Corp. (The) (Insurance
    (Property-Casualty)) .........................        900          30,330
  Amerada Hess Corp. (Oil) .......................        300          18,750
  Ameren Corp. (Electric Companies) ..............        400          16,920
  American Electric Power Co., Inc. (Electric
    Companies) ...................................        600          26,118
  American Home Products Corp. (Health Care
    (Diversified)) ...............................        150           9,204
  American International Group, Inc. (Insurance
    (Multi-Line)) ................................        700          55,580
  Amgen, Inc. (Biotechnology) (b) ................        100           5,644
  AmSouth Bancorp. (Banks (Major Regional)) ......      1,200          22,680
  AOL Time Warner, Inc. (Entertainment) (b) ......      1,150          36,915
  Aon Corp. (Insurance Brokers) ..................        700          24,864
  Archer-Daniels-Midland Co. (Agricultural
    Products) ....................................      1,785          25,615
  Arrow Electronics, Inc. (Electronics (Component
    Distributors)) (b) ...........................        800          23,920
  Ashland, Inc. (Oil & Gas (Refining &
    Marketing)) ..................................        550          25,344
  AT&T Corp. (Telecommunications (Long
    Distance)) ...................................      1,900          34,466
  Avnet, Inc. (Electronics (Component
    Distributors)) ...............................        800          20,376
  Bank of America Corp. (Banks (Money Center)) ...      1,200          75,540
  Bank One Corp. (Banks (Major Regional)) ........      1,025          40,026
  Bear Stearns Cos., Inc. (The) (Investment
    Banking/Brokerage) ...........................        400          23,456
  BellSouth Corp. (Telephone) ....................        400          15,260
  Bemis Co., Inc. (Containers & Packaging (Paper))        500          24,590
  Big Lots, Inc. (Retail (Discounters)) ..........      1,000          10,400
  Black & Decker Corp. (The) (Hardware & Tools) ..        525          19,808
  Bristol-Myers Squibb Co. (Health Care
    (Diversified)) ...............................      1,000          51,000
  Burlington Northern Santa Fe Corp. (Railroads) .        975          27,817
  Cabot Corp. (Chemicals) ........................        650          23,205
  Centex Corp. (Homebuilding) ....................        250          14,272
  Charter One Financial, Inc. (Savings & Loan
    Companies) ...................................        840          22,806
  ChevronTexaco Corp. (Oil (International
    Integrated)) .................................        515          46,149
  Cinergy Corp. (Electric Companies) .............        750          25,072
  Cisco Systems, Inc. (Computers
    (Networking)) (b) ............................      2,100          38,031
  Citigroup, Inc. (Financial (Diversified)) ......      1,930          97,426
  CMS Energy Corp. (Electric Companies) ..........        500          12,015
  Coca-Cola Co. (The) (Beverages
    (Non-Alcoholic)) .............................        600          28,290
  Comerica, Inc. (Banks (Major Regional)) ........        400          22,920
  Compuware Corp. (Computers (Software &
    Services)) (b) ...............................      2,000          23,580
  ConAgra Foods, Inc. (Foods) ....................      1,075          25,553
  Consolidated Edison, Inc. (Electric Companies) .        600          24,216
  Cooper Industries, Inc. (Electrical Equipment) .        700          24,444
  Dana Corp. (Auto Parts & Equipment) ............        600           8,328
  Dell Computer Corp. (Computers (Hardware)) (b) .        400          10,872
  Delphi Automotive Systems (Auto Parts &
    Equipment) ...................................      1,400          19,124
  Donnelley (R.R.) & Sons Co. (Specialty
    Printing) ....................................        800          23,752
  Dow Chemical Co. (The) (Chemicals) .............      1,244          42,022
  Du Pont (E.I.) de Nemours & Co. (Chemicals) ....        800          34,008
  Eastman Chemical Co. (Chemicals) ...............        300          11,706
  Eaton Corp. (Manufacturing (Diversified)) ......         75           5,581
  Electronic Data Systems Corp. (Services
    (Computer Systems)) ..........................        600          41,130
  Exxon Mobil Corp. (Oil (International
    Integrated)) .................................      2,600         102,180
  Fannie Mae (Financial (Diversified)) ...........        775          61,612
  Federated Department Stores, Inc. (Retail
    (Department Stores)) (b)                              500          20,450
  FleetBoston Financial Corp. (Banks (Major
    Regional)) ...................................      1,081          39,456
  FMC Corp. (Chemicals (Diversified)) (b) ........        300          17,850
  Fortune Brands, Inc. (Housewares) ..............        600          23,754
  Freddie Mac (Financial (Diversified)) ..........        300          19,620
  General Electric Co. (Electrical Equipment) ....      4,000         160,320


                                                       SHARES        VALUE
                                                       ------     -----------
UNITED STATES--CONTINUED
  Genuine Parts Co. (Auto Parts & Equipment) .....        800     $    29,360
  Georgia-Pacific Corp. (Paper & Forest
    Products) ....................................        850          23,468
  Golden West Financial Corp. (Savings & Loan
    Companies) ...................................        475          27,954
  Goodrich Corp. (Aerospace/Defense) .............        825          21,962
  Goodyear Tire & Rubber Co. (The) (Auto Parts &
    Equipment) ...................................        800          19,048
  Health Net, Inc. (Health Care (Managed
    Care)) (b)                                          1,100          23,958
  Hewlett-Packard Co. (Computers (Hardware)) .....      2,250          46,215
  Hilton Hotels Corp. (Lodging - Hotels) .........      1,400          15,288
  Home Depot, Inc. (The) (Retail (Building
    Supplies)) ...................................        300          15,303
  Household International,Inc. (Consumer
    Finance)                                              125           7,243
  Hubbell, Inc. Class B (Electrical Equipment) ...        500          14,690
  Huntington Bancshares, Inc. (Banks (Major
    Regional)) ...................................      1,300          22,347
  Intel Corp. (Electronics (Semiconductors)) .....      1,900          59,755
  International Business Machines Corp.
    (Computers (Hardware)) .......................        600          72,576
  International Paper Co. (Paper & Forest
    Products)                                             300          12,105
  ITT Industries, Inc. (Manufacturing
    (Diversified)) ...............................        300          15,150
  J.P. Morgan Chase & Co. (Financial
    (Diversified)) ...............................        900          32,715
  Johnson & Johnson (Health Care (Diversified)) ..        900          53,190
  Jones Apparel Group, Inc. (Textiles
    (Apparel)) (b) ...............................        700          23,219
  KeyCorp (Banks (Major Regional)) ...............      1,150          27,991
  Lear Corp. (Auto Parts & Equipment) (b) ........        650          24,791
  Leggett & Platt, Inc. (Household Furnishings &
    Appliances) ..................................      1,000          23,000
  Lehman Brothers Holdings, Inc. (Investment
    Banking/Brokerage) ...........................        325          21,710
  Lilly (Eli) & Co. (Health Care (Drugs-Major
    Pharmaceuticals)) ............................        200          15,708
  Liz Claiborne, Inc. (Textiles (Apparel)) .......        400          19,900
  Lockheed Martin Corp. (Aerospace/Defense) ......        125           5,834
  Louisiana-Pacific Corp. (Paper & Forest
    Products) ....................................      1,000           8,440
  Lubrizol Corp. (The) (Chemicals (Specialty)) ...        500          17,545
  May Department Stores Co. (The) (Retail
    (Department Stores)) .........................        700          25,886
  Mead Corp. (The) (Paper & Forest Products) .....        700          21,623
  Medtronic, Inc. (Health Care (Medical Products &
    Supplies)) (b) ...............................        100           5,121
  Merck & Co., Inc. (Health Care (Drugs-Major
    Pharmaceuticals)) ............................      1,100          64,680
  MetLife, Inc. (Insurance (Life/Health)) ........        775          24,552
  MGIC Investment Corp. (Insurance (Property-
    Casualty)) ...................................        400          24,688
  Microsoft Corp. (Computers (Software &
    Services)) (b)                                      2,050         135,813
  Millennium Chemicals, Inc. (Chemicals
    (Specialty)) .................................        650           8,190
  National City Corp. (Banks (Major Regional)) ...      1,000          29,240
  Norfolk Southern Corp. (Railroads) .............      1,300          23,829
  Oracle Corp. (Computers (Software &
    Services)) (b) ...............................      1,000          13,810
  Pfizer, Inc. (Health Care (Drugs-Major
    Pharmaceuticals)) ............................      3,300         131,505
  PG&E Corp. (Electric Companies) (b) ............        950          18,278
  Pharmacia Corp. (Health Care (Drugs-Major
    Pharmaceuticals)) ............................        950          40,518
  Philip Morris Cos., Inc. (Tobacco) .............      1,525          69,921
  Phillips Petroleum Co. (Oil) ...................        300          18,078
  PPG Industries, Inc. (Chemicals (Diversified)) .        500          25,860
  Praxair, Inc. (Chemicals) ......................        600          33,150
  Procter & Gamble Co. (The) (Household Products
    (Non-Durable)) ...............................        200          15,826
  Quantum Corp. - DLT & Storage Systems (Computers
    (Peripherals)) (b) ...........................      1,400          13,790
  Regions Financial Corp. (Banks (Major
    Regional)) ...................................        800          23,952
  Sara Lee Corp. (Foods) .........................        900          20,007
  SBC Communications, Inc. (Telephone) ...........        900          35,253
  Schering-Plough Corp. (Health Care (Drugs-
    Major Pharmaceuticals)) ......................        500          17,905
  Sears, Roebuck and Co. (Retail (General
    Merchandise)) ................................        700          33,348


                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                       SHARES        VALUE
                                                       ------     -----------
UNITED STATES--CONTINUED
  Sherwin-Williams Co. (The) (Retail (Building
    Supplies)) ...................................        950     $    26,125
  Smurfit-Stone Container Corp. (Paper & Forest
    Products) (b) ................................      1,200          19,164
  Solectron Corp. (Electrical Equipment) (b) .....      1,700          19,176
  Sonoco Products Co. (Containers & Packaging
    (Paper)) .....................................        900          23,922
  SouthTrust Corp. (Banks (Major Regional)) ......      1,200          29,604
  Sprint Corp. (FON Group) (Telecommunications
    (Long Distance)) .............................      1,000          20,080
  St. Paul Cos., Inc. (The) (Insurance (Property-
    Casualty)) ...................................        525          23,084
  Sun Company, Inc. (Oil & Gas (Refining &
    Marketing)) ..................................        600          22,404
  SunTrust Banks, Inc. (Banks (Major Regional)) ..        500          31,350
  SUPERVALU, Inc. (Distributors (Food & Health)) .        500          11,060
  Tech Data Corp. (Retail (Computers &
    Electronics)) (b) ............................        200           8,656
  Temple-Inland, Inc. (Containers & Packaging
    (Paper)) .....................................        200          11,346
  Texas Instruments, Inc. (Electronics
    (Semiconductors)) ............................        200           5,600
  TJX Cos., Inc. (The) (Retail (Specialty-
    Apparel)) ....................................        700          27,902
  Torchmark Corp. (Insurance (Life/Health)) ......        500          19,665
  TRW, Inc. (Auto Parts & Equipment) .............        500          18,520
  Tyson Foods, Inc. Class A (Foods) ..............      2,100          24,255
  U.S. Bancorp (Banks (Major Regional)) ..........      2,165          45,313
  Ultramar Diamond Shamrock Corp. (Oil & Gas
    (Refining & Marketing)) ......................        200           9,896
  Union Pacific Corp. (Railroads) ................        500          28,500
  Union Planters Corp. (Banks (Major Regional)) ..        500          22,565
  V. F. Corp. (Textiles (Apparel)) ...............        400          15,604
  Valero Energy Corp. (Oil & Gas (Refining &
    Marketing)) ..................................        250           9,530
  Verizon Communications, Inc. (Telephone) .......      1,700          80,682
  Viacom, Inc. Class B (Entertainment) (b) .......        200           8,830
  Wachovia Corp. (Banks (Money Center)) ..........      1,800          56,448
  Wal-Mart Stores, Inc. (Retail (General
    Merchandise)) ................................      1,400          80,570
  Walt Disney Co. (The) (Entertainment) ..........        150           3,108
  Washington Mutual, Inc. (Savings & Loan
    Companies) ...................................      1,025          33,518
  Wells Fargo & Co. (Banks (Major Regional)) .....        775          33,674
  Western Resources, Inc. (Electric Companies) ...        700          12,040
  Westvaco Corp. (Paper & Forest Products) .......        650          18,493
  Whirlpool Corp. (Household Furnishings &
    Appliances) ..................................        400          29,332
  WorldCom, Inc. - WorldCom Group
    (Telecommunications (Long Distance)) (b) .....      3,000          42,240
  Xcel Energy, Inc. (Electric Companies) .........        700          19,418
                                                                  -----------
                                                                    4,262,144
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $4,199,382) ...................                  4,262,144
                                                                  -----------
FOREIGN COMMON STOCKS--49.3%
AUSTRALIA--2.5%
  Australia and New Zealand Banking Group Ltd.
    (Banks (Money Center)) .......................     11,600         105,748
  BHP Billiton Ltd (Metals Mining) ...............      8,400          45,149
  Coles Myer Ltd. (Retail (Food Chains)) .........      6,800          29,239
  CSR Ltd. (Construction (Cement & Aggregates)) ..     10,600          36,843
                                                                  -----------
                                                                      216,979
                                                                  -----------
AUSTRIA--0.6%
  Erste Bank der oesterreichischen Sparkassen AG
    (Banks (Money Center)) .......................        300          15,947
  OMV AG (Oil & Gas (Refining & Marketing)) ......        250          20,951
  Voest-Alpine AG (Iron & Steel) .................        500          14,290
                                                                  -----------
                                                                       51,188
                                                                  -----------
CANADA--4.3%
  Abitibi-Consolidated, Inc. (Paper & Forest
    Products) ....................................      4,700          34,243
  Bank of Montreal (Banks (Money Center)) ........      1,407          31,653
  Bank of Nova Scotia (Banks (Money Center)) .....      2,300          70,545
  BCE, Inc. (Telecommunications (Long Distance)) .        700          15,791
  Canadian National Railway Co. (Railroads) ......        700          33,635
  Canadian Natural Resources Ltd. (Oil & Gas
    (Exploration & Production)) ..................        400           9,600


                                                       SHARES        VALUE
                                                       ------     -----------
CANADA--CONTINUED
  Creo Products, Inc. (Electronics (Component
    Distributors)) (b) ...........................        600     $     7,706
  Leitch Technology Corp. (Communications
    Equipment) (b) ...............................        900           6,625
  Manulife Financial Corp. (Insurance
    (Life/Health)) ...............................        900          23,455
  Nortel Networks Corp. (Communications Equipment)      4,950          36,902
  Petro Canada (Oil (International Integrated)) ..        500          12,313
  Quebecor World, Inc. (Specialty Printing) ......      1,000          22,478
  Sun Life Financial Services of Canada (Insurance
    (Life/Health)) ...............................        500          10,634
  Talisman Energy Inc. (Oil & Gas (Exploration &
    Production)) .................................      1,250          47,376
  TrizecHahn Corp. (Homebuilding) ................      1,100          17,400
                                                                  -----------
                                                                      380,356
                                                                  -----------
FINLAND--0.4%
  Stora Enso Oyj (Paper & Forest Products) .......      1,000          12,804
  UPM-Kymmene Oyj (Paper & Forest Products) ......        700          23,216
                                                                  -----------
                                                                       36,020
                                                                  -----------
FRANCE--4.3%
  Accor SA (Lodging - Hotels) ....................        300          10,906
  Alcatel SA Class A (Communications Equipment) ..        400           6,838
  Assurances Generales de France (Insurance
    (Multi-Line)) ................................        600          28,795
  Aventis SA (Health Care (Drugs-Major
    Pharmaceuticals)) ............................        550          39,054
  BNP Paribas SA (Banks (Money Center)) ..........        350          31,319
  Bull SA (Computers (Hardware)) (b) .............      2,000           2,190
  Cap Gemini SA (Computers (Software & Services))          70           5,055
  Compagnie de Saint-Gobain (Containers &
    Packaging (Paper)) ...........................        200          30,184
  Compagnie Generale des Etablissements Michelin
    (Auto Parts & Equipment) .....................        200           6,598
  Etablissements Econdmiques du Casino Guichard -
    Perrachon SA (Retail (Food Chains)) ..........        100           7,715
  Lagardere S.C.A. (Publishing) ..................        300          12,554
  LVMH Moet Hennessy Louis Vuitton SA (Textiles
    (Apparel)) ...................................        200           8,138
  Orange SA (Telecommunications (Cellular/
    Wireless)) (b) ...............................      1,800          16,315
  PSA Peugeot Citreon (Automobiles) ..............      1,160          49,318
  Sanofi-Synthelabo SA (Health Care (Drugs-Major
    Pharmaceuticals)) ............................        150          11,192
  Societe Generale (Banks (Money Center)) ........        450          25,182
  Suez SA (Electric Companies) ...................        750          22,705
  TotalFinaElf SA (Oil & Gas (Refining &
    Marketing)) ..................................        260          37,132
  Usinor SA (Iron & Steel) .......................      1,400          17,514
  Vivendi Universal SA (Broadcasting (Television,
    Radio & Cable)) ..............................        200          10,952
                                                                  -----------
                                                                      379,656
                                                                  -----------
GERMANY--3.7%
  Allianz AG (Insurance (Multi-Line)) ............         30           7,092
  AMB Generali Holding AG (Insurance
    (Multi-Line)) ................................        270          28,367
  BASF AG (Chemicals (Diversified)) ..............        400          14,905
  Bayer AG (Chemicals (Diversified)) .............        200           6,357
  Bayerische Hypo- und Vereinsbank AG (Banks
    (Money Center)) ..............................        500          15,203
  Celanese AG (Chemicals (Specialty)) ............      1,350          25,483
  Continental AG (Auto Parts & Equipment) ........        600           7,880
  DaimlerChrysler AG (Automobiles) ...............        400          17,131
  Deutsche Bank AG (Banks (Money Center)) ........        150          10,591
  Deutsche Telekom AG (Telecommunications (Long
    Distance)) ...................................      1,200          20,728
  E.On AG (Manufacturing (Diversified)) ..........        500          25,999
  Gehe AG (Health Care (Medical Products &
    Supplies)) ...................................        300          11,619
  Hannover Rueckversicherungs AG (Insurance
    (Property-Casualty)) .........................        450          27,165
  Heidelberger Zement AG (Construction (Cement &
    Aggregates)) .................................        150           6,945
  KarstadtQuelle AG (Retail (Department Stores)) .        450          17,589

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                       SHARES        VALUE
                                                       ------     -----------
GERMANY--CONTINUED
  Merck KGaA (Health Care (Drugs-Major
    Pharmaceuticals)) ............................        200     $     7,319
  Muenchener Rueckversicherungs-Gesellschaft AG
    (Insurance (Multi-Line)) .....................         80          21,725
  Rheinisch Westfuelishes AG (Manufacturing
    (Diversified)) ...............................        250           7,123
  SAP AG (Computers (Software & Services)) .......         50           6,554
  Siemens AG (Manufacturing (Diversified)) .......        525          34,989
  Volkswagen AG (Automobiles) ....................        200           9,313
                                                                  -----------
                                                                      330,077
                                                                  -----------
HONG KONG--0.7%
  CLP Holdings Ltd. (Electric Companies) .........      2,400           9,156
  Kerry Properties Ltd. (Financial (Diversified))       6,000           5,848
  Wharf Holdings Ltd. (The) (Financial
    (Diversified)) ...............................     15,000          36,645
  Wing Lung Bank Ltd. (Banks (Major Regional)) ...      2,000           7,463
                                                                  -----------
                                                                       59,112
                                                                  -----------
IRELAND--0.5%
  Bank of Ireland (Banks (Money Center)) .........      2,500          23,662
  Jefferson Smurfit Group plc (Paper & Forest
    Products) ....................................      9,000          19,386
                                                                  -----------
                                                                       43,048
                                                                  -----------
ITALY--2.2%
  Assicurazioni Generali SpA (Insurance
    (Life/Health)) ...............................        400          11,112
  Banca Nazionale del Lavoro (Banks (Money
    Center)) .....................................      3,000           5,810
  Benetton Group SpA (Textiles (Apparel)) ........        500           5,663
  Enel SpA (Electric Companies) ..................      2,650          14,936
  ENI SpA (Oil) ..................................      3,150          39,490
  Fiat SpA (Automobiles) .........................        400           6,418
  La Rinascente SpA (Retail (Department Stores)) .      1,500           5,222
  Riunione Adriatica di Sicurta SpA (Insurance
    (Multi-Line)) ................................        800           9,424
  Sanpaolo IMI SpA (Banks (Money Center)) ........      2,600          27,895
  Societa Assicuratrice Industriale SpA
    (Insurance (Multi-Line)) .....................        500           6,255
  Telecom Italia Mobile SpA (Telecommunications
    (Cellular/Wireless)) .........................      4,900          27,355
  Telecom Italia SpA (Telecommunications (Long
    Distance)) ...................................      2,800          23,933
  UniCredito Italiano SpA (Banks (Money Center)) .      1,700           6,826
                                                                  -----------
                                                                      190,339
                                                                  -----------
JAPAN--7.8%
  Asahi Glass Co. Ltd. (Chemicals (Specialty)) ...      2,000          11,827
  Canon Sales Co., Inc. (Electronics (Component
    Distributors)) ...............................      1,000           6,852
  Canon, Inc. (Electronics (Component
    Distributors)) ...............................      1,000          34,412
  Chiba Bank Ltd. (The) (Banks (Money Center)) ...      2,000           6,531
  Dai Nippon Printing (Specialty Printing) .......      1,000           9,995
  Daiio Trust Construction Co. (Engineering &
    Construction) ................................        500           7,649
  Daiwa House Industry Co. Ltd. (Homebuilding) ...      3,000          17,122
  Fuji Heavy Industries (Automobiles) ............      4,000          17,152
  Futaba Corp. (Manufacturing (Diversified)) .....        300           6,776
  Hitachi Ltd. (Manufacturing (Diversified)) .....      2,000          14,650
  Hitachi Maxell Ltd (Household Furnishings &
    Appliances) ..................................      1,000          12,063
  Honda Motor Co. Ltd. (Automobiles) .............      2,000          79,811
  Kubota Corp. (Machinery (Diversified)) .........      3,000           7,874
  Kyocera Corp. (Electronics (Component
    Distributors)) ...............................        100           6,524
  Matsushita Electric Industrial Co. Ltd.
    (Electronics (Component Distributors)) .......      2,000          25,683
  Mitsubishi Corp. (Distributors (Food &
    Health)) .....................................      1,000           6,493
  Mitsubishi Electric Corp. (Electronics
    (Component Distributors)) ....................      2,000           7,737
  Mitsubishi Estate Co. (Financial
    (Diversified)) ...............................      1,000           7,317
  Mitsubishi Heavy Industries Ltd. (Machinery
    (Diversified)) ...............................      4,000          10,682
  Mitsubishi Tokyo Financial Group, Inc. (Banks
    (Money Center)) (b) ..........................          1           6,707
  Mitsui Chemicals (Chemicals (Specialty)) .......      4,000          12,819
  Mitsui Fudosan Co. Ltd. (Financial
    (Diversified)) ...............................      1,000           7,630
  Mitsui O.S.K. Lines Ltd. (Shipping) ............     16,000          32,230
  NEC Corp. (Electronics (Component
    Distributors)) ...............................      1,000          10,201
  Nichicon Corp. (Electrical Equipment) ..........        500           5,494


                                                       SHARES        VALUE
                                                       ------     -----------
JAPAN--CONTINUED
  Nichirei Corp. (Agricultural Products) .........      7,000     $    15,542
  Nippon Telegraph & Telephone Corp.
    (Telecommunications (Long Distance)) .........          1           3,258
  Nissan Motor Co. Ltd. (Automobiles) ............      2,000          10,606
  Nomura Holdings Inc (Investment Banking/
    Brokerage) ...................................      1,000          12,819
  Oji Paper Co. Ltd (Paper & Forest Products) ....      5,000          19,876
  Sony Corp. (Household Furnishings &
    Appliances) ..................................        400          18,282
  Sumitomo Mitsui Banking Corp. (Banks (Money
    Center)) .....................................      2,400          10,163
  Sumitomo Trust & Banking Co. Ltd. (The)
    (Banks (Money Center)) .......................      4,000          16,237
  Takeda Chemical Industries Ltd. (Health Care
    (Drugs-Major Pharmaceuticals)) ...............      1,000          45,246
  Takefuji Corp. (Consumer Finance) ..............        400          28,933
  Tanabe Seiyaku Co. Ltd (Health Care
    (Diversified)) ...............................      1,000           8,912
  Tohoku Electric Power Co. (Electric Companies) .      1,900          26,066
  Tokyo Electric Power Co., Inc. (The) (Electric
    Companies) ...................................      1,100          23,417
  Toppan Printing Co. Ltd. (Publishing) ..........      1,000           9,225
  Toyota Motor Corp. (Automobiles) ...............      1,100          27,865
  UFJ Holdings, Inc. (Banks (Money Center)) (b) ..          6          13,231
  Uny Co., Ltd. (Retail (Specialty)) .............      1,000          10,163
  Yahama Corp. (Leisure Time (Products)) .........      2,000          14,802
                                                                  -----------
                                                                      686,874
                                                                  -----------
NETHERLANDS--3.6%
  DSM NV (Chemicals (Specialty)) .................      1,500          54,772
  ING Groep NV (Financial (Diversified)) .........      3,800          96,901
  Koninklijke (Royal) Philips Electronics NV
    (Manufacturing (Diversified)) ................      1,300          38,637
  Koninklijke Vopak NV (Shipping) ................        400           6,482
  Royal Dutch Petroleum Co. (Oil) ................      1,650          83,593
  Wolters Kluwer NV (Publishing) .................      1,600          36,470
                                                                  -----------
                                                                      316,855
                                                                  -----------
NEW ZEALAND--0.5%
  Telecom Corp. of New Zealand Ltd.
    (Telecommunications (Long Distance)) .........     22,997          47,880
                                                                  -----------
NORWAY--0.1%
  Norsk Hydro ASA (Manufacturing (Diversified)) ..        200           8,384
                                                                  -----------
PORTUGAL--0.5%
  Banco Espirito Santo SA (Banks (Major
    Regional)) ...................................      1,200          15,461
  Electricidade de Portugal SA (Electric
    Companies) ...................................      8,400          18,249
  Portucel - Empresa Productora de Pasta e
    Papel SA (Paper & Forest Products) ...........      8,500           8,930
                                                                  -----------
                                                                       42,640
                                                                  -----------
SINGAPORE--0.1%
  Keppel Corp., Ltd. (Financial (Diversified)) ...      4,000           6,152
  United Overseas Bank Ltd. (Banks (Major
    Regional)) ...................................      1,040           7,153
                                                                  -----------
                                                                       13,305
                                                                  -----------
SPAIN--1.9%
  Aceralia Corporacion Siderurgica SA (Iron &
    Steel) .......................................        800          12,579
  Banco Santander Central Hispano SA (Banks (Money
    Center)) .....................................      6,200          51,946
  Grupo Dragados SA (Engineering & Construction) .        700           9,368
  Iberdrola SA (Electric Companies) ..............      2,700          35,147
  Repsol YPF SA (Oil & Gas (Refining & Marketing))        800          11,667
  Telefonica SA (Telecommunications (Long
    Distance)) (b) ...............................      3,200          42,824
                                                                  -----------
                                                                      163,531
                                                                  -----------
SWEDEN--1.3%
  Autoliv, Inc. (Auto Parts & Equipment) .........        950          19,294
  Electrolux AB (Household Furnishings &
    Appliances) ..................................      2,200          32,823
  Holmen AB B Shares (Paper & Forest Products) ...        800          18,189
  Nordea AB (Banks (Major Regional)) .............      8,700          46,031
                                                                  -----------
                                                                      116,337
                                                                  -----------

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                                       SHARES        VALUE
                                                       ------     -----------
SWITZERLAND--3.0%
  Holcim Ltd (Construction (Cement &
    Aggregates)) .................................         35     $     7,547
  Nestle SA Registered Shares Class B (Foods) ....        230          49,039
  Novartis AG Registered Shares (Health Care
    (Drugs-Major Pharmaceuticals)) ...............      2,700          97,573
  Swiss Re Registered Shares (Insurance (Property-
    Casualty)) ...................................        930          93,544
  UBS AG Registered Shares (Financial
    (Diversified)) ...............................        325          16,404
                                                                  -----------
                                                                      264,107
                                                                  -----------
UNITED KINGDOM--11.3%
  Allied Domecq plc (Beverages (Alcoholic)) ......      2,600          15,411
  AstraZeneca plc (Health Care (Drugs-Major
    Pharmaceuticals)) ............................      1,200          54,106
  AWG plc (Water Utilities) ......................      2,700          21,220
  BAE Systems plc (Aerospace/Defense) ............      1,500           6,757
  BP plc (Oil) ...................................     13,300         103,366
  British American Tobacco plc (Tobacco) .........      4,600          38,998
  British Sky Broadcasting plc (Broadcasting
    (Television, Radio & Cable)) (b) .............        500           5,501
  BT Group plc (Telecommunications (Long
    Distance)) (b) ...............................      5,100          18,779
  Cable & Wireless plc (Telecommunications (Long
    Distance)) ...................................      1,700           8,177
  CGNU plc (Insurance (Multi-Line)) ..............      3,900          47,963
  Corus Group plc (Iron & Steel) (b) .............      7,000           7,335
  Diageo plc (Beverages (Alcoholic)) .............        800           9,140
  Electrocomponents plc (Distributors (Food &
    Health)) (b) .................................        900           7,021
  GlaxoSmithKline plc (Health Care (Drugs-Major
    Pharmaceuticals)) ............................      1,846          46,292
  HSBC Holdings plc (Financial (Diversified)) ....      1,600          18,769
  Imperial Chemical Industries plc (Chemicals
    (Diversified)) ...............................      3,000          16,548
  Lattice Group plc (Natural Gas) ................      9,500          21,569
  Lloyds TSB Group plc (Financial (Diversified)) .      5,700          61,887
  Marks and Spencer plc (Retail (Department
    Stores)) .....................................      5,400          28,372
  Mersey Dock & Harbour Co. plc (Shipping) .......      2,400          17,762
  mm02 plc (Telecommunications (Cellular/
    Wireless)) (b) ...............................      5,100           6,421
  Morgan Crucible Company plc (Chemicals
    (Specialty)) .................................        900           2,515
  Persimmon plc (Homebuilding) ...................      2,200          12,319
  Rank Group plc (Entertainment) .................      3,200          10,712
  Royal & Sun Alliance Insurance Group plc
    (Insurance (Multi-Line)) .....................     11,600          66,645
  Royal Bank of Scotland Group plc (Banks (Money
    Center)) .....................................      2,700          65,703
  Safeway plc (Retail (Food Chains)) .............      8,257          38,456
  Sainsbury (J) plc (Retail (Food Chains)) .......      2,400          12,784
  Shell Transport & Trading Co. plc (Oil) ........      3,200          21,983
  Six Continents plc (Lodging - Hotels) ..........      3,200          31,670
  Smith & Nephew plc (Health Care (Medical
    Products & Supplies)) ........................      2,000          12,080
  Taylor Woodrow plc (Homebuilding) ..............      3,400           8,412
  Unilever plc (Foods) ...........................      7,100          58,281
  Vodafone Group plc (Telecommunications
    (Cellular/Wireless)) .........................     17,400          45,520
  Whitbread plc (Restaurants) ....................        600           4,794
  Wolseley plc (Distributors (Food & Health)) ....      4,541          38,002
                                                                  -----------
                                                                      991,270
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,796,949) ..............................       4,337,958
                                                                  -----------
TOTAL INVESTMENTS--97.7%
  (Identified cost $8,996,331) ..............................       8,600,102(a)
  Other assets and liabilities, net--2.3% ...................         200,214
                                                                  -----------
NET ASSETS--100.0% ..........................................     $ 8,800,316
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $624,091 and gross depreciation of $1,020,320 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $8,996,331.
(b) Non-income producing.

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)



Aerospace/Defense .........................................   0.4%
Agricultural Products .....................................   0.5
Auto Parts & Equipment ....................................   1.8
Automobiles ...............................................   2.5
Banks (Major Regional) ....................................   5.4
Banks (Money Center) ......................................   7.8
Beverages (Alcoholic) .....................................   0.3
Beverages (Non-Alcoholic) .................................   0.3
Biotechnology .............................................   0.1
Broadcasting (Television, Radio & Cable) ..................   0.2
Chemicals .................................................   1.7
Chemicals (Diversified) ...................................   0.9
Chemicals (Specialty) .....................................   1.6
Communications Equipment ..................................   0.6
Computers (Hardware) ......................................   1.5
Computers (Networking) ....................................   0.4
Computers (Peripherals) ...................................   0.2
Computers (Software & Services) ...........................   2.2
Construction (Cement & Aggregates) ........................   0.6
Consumer Finance ..........................................   0.4
Containers & Packaging (Paper) ............................   1.0
Distributors (Food & Health) ..............................   0.7
Electric Companies ........................................   3.5
Electrical Equipment ......................................   2.7
Electronics (Component Distributors) ......................   1.7
Electronics (Semiconductors) ..............................   0.8
Engineering & Construction ................................   0.2
Entertainment .............................................   0.7
Financial (Diversified) ...................................   5.5
Foods .....................................................   2.1
Hardware & Tools ..........................................   0.2
Health Care (Diversified) .................................   2.0
Health Care (Drugs-Major Pharmaceuticals) .................   6.6
Health Care (Managed Care) ................................   0.3
Health Care (Medical Products & Supplies) .................   0.3
Homebuilding ..............................................   0.8
Household Furnishings & Appliances ........................   1.3
Household Products (Non-Durable) ..........................   0.2
Housewares ................................................   0.3


Insurance (Life/Health) ...................................   1.0%
Insurance (Multi-Line) ....................................   3.2
Insurance (Property-Casualty) .............................   2.3
Insurance Brokers .........................................   0.3
Investment Banking/Brokerage ..............................   0.7
Iron & Steel ..............................................   0.6
Leisure Time (Products) ...................................   0.2
Lodging - Hotels ..........................................   0.7
Machinery (Diversified) ...................................   0.2
Manufacturing (Diversified) ...............................   1.8
Metals Mining .............................................   0.5
Natural Gas ...............................................   0.3
Oil .......................................................   3.3
Oil & Gas (Exploration & Production) ......................   0.7
Oil & Gas (Refining & Marketing) ..........................   1.6
Oil (International Integrated) ............................   1.9
Paper & Forest Products ...................................   2.8
Publishing ................................................   0.7
Railroads .................................................   1.3
Restaurants ...............................................   0.1
Retail (Building Supplies) ................................   0.5
Retail (Computers & Electronics) ..........................   0.1
Retail (Department Stores) ................................   1.1
Retail (Discounters) ......................................   0.1
Retail (Food Chains) ......................................   1.0
Retail (General Merchandise) ..............................   1.3
Retail (Specialty) ........................................   0.1
Retail (Specialty-Apparel) ................................   0.3
Savings & Loan Companies ..................................   1.0
Services (Computer Systems) ...............................   0.5
Shipping ..................................................   0.7
Specialty Printing ........................................   0.7
Telecommunications (Cellular/Wireless) ....................   1.1
Telecommunications (Long Distance) ........................   3.2
Telephone .................................................   1.5
Textiles (Apparel) ........................................   0.8
Tobacco ...................................................   1.3
Water Utilities ...........................................   0.2
                                                            ------
                                                            100.0%
                                                            =====

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
ASSETS
Investment securities at value (Identified cost $8,996,331) ................................................       $8,600,102
Cash .......................................................................................................          226,761
Foreign currency at value (Identified cost $96,024) ........................................................           94,736
Receivables
  Receivable from adviser ..................................................................................            4,458
  Net unrealized appreciation on forward foreign currency contracts ........................................            6,322
  Fund shares sold .........................................................................................           30,532
  Dividends ................................................................................................           11,799
  Tax reclaim ..............................................................................................            3,851
Prepaid expenses ...........................................................................................               68
                                                                                                                   ----------
    Total assets ...........................................................................................        8,978,629
                                                                                                                   ----------
LIABILITIES
Payables
  Investment securities purchased ..........................................................................           49,685
  Fund shares repurchased ..................................................................................           76,312
  Professional fee .........................................................................................           26,663
  Custodian fee ............................................................................................            9,350
  Printing fee .............................................................................................            8,353
  Financial agent fee ......................................................................................            3,572
  Trustees' fee ............................................................................................            3,262
Accrued expenses ...........................................................................................            1,116
                                                                                                                   ----------
    Total liabilities ......................................................................................          178,313
                                                                                                                   ----------
NET ASSETS .................................................................................................       $8,800,316
                                                                                                                   ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........................................................       $9,201,365
  Undistributed net investment income ......................................................................            2,022
  Accumulated net realized loss ............................................................................          (11,898)
  Net unrealized depreciation ..............................................................................         (391,173)
                                                                                                                   ----------
NET ASSETS .................................................................................................       $8,800,316
                                                                                                                   ==========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...........................          920,478
                                                                                                                   ==========
Net asset value and offering price per share ...............................................................            $9.56
                                                                                                                        =====

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME
  Dividends ................................................................................................        $ 170,795
  Interest .................................................................................................            4,667
  Foreign taxes withheld ...................................................................................          (10,409)
                                                                                                                    ---------
    Total investment income ................................................................................          165,053
                                                                                                                    ---------
EXPENSES
  Investment advisory fee ..................................................................................           71,879
  Financial agent fee ......................................................................................           42,495
  Custodian ................................................................................................           48,251
  Professional .............................................................................................           29,362
  Printing .................................................................................................           15,761
  Trustees .................................................................................................            9,002
  Miscellaneous ............................................................................................            7,030
                                                                                                                    ---------
    Total expenses .........................................................................................          223,780
    Less expenses borne by investment adviser ..............................................................         (139,919)
                                                                                                                    ---------
    Net expenses ...........................................................................................           83,861
                                                                                                                    ---------
NET INVESTMENT INCOME ......................................................................................           81,192
                                                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities ..........................................................................           50,019
  Net realized loss on foreign currency transactions .......................................................           (3,471)
  Net change in unrealized appreciation (depreciation) on investments ......................................         (695,133)
  Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency transactions           (2,085)
                                                                                                                    ---------
NET LOSS ON INVESTMENTS ....................................................................................         (650,670)
                                                                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................        $(569,478)
                                                                                                                    =========

                        See Notes to Financial Statements

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                     FROM INCEPTION
                                                                                                       YEAR ENDED      11/20/00 TO
                                                                                                        12/31/01        12/31/00
                                                                                                       ----------    --------------
FROM OPERATIONS
  Net investment income (loss) .................................................................       $   81,192      $    9,308
  Net realized gain (loss) .....................................................................           46,548          (2,572)
  Net change in unrealized appreciation (depreciation) .........................................         (697,218)        306,045
                                                                                                       ----------      ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................         (569,478)        312,781
                                                                                                       ----------      ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................................          (78,519)         (9,356)
  Net realized short-term gains ................................................................          (56,477)             --
                                                                                                       ----------      ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................         (134,996)         (9,356)
                                                                                                       ----------      ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (248,659 and 736,929 shares, respectively) .....................        2,445,801       7,377,050
  Net asset value of shares issued from reinvestment of distributions (14,118 and 898 shares,
    respectively) ..............................................................................          134,996           9,356
  Cost of shares repurchased (79,889 and 237 shares, respectively) .............................         (763,447)         (2,391)
                                                                                                       ----------      ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................        1,817,350       7,384,015
                                                                                                       ----------      ----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................................        1,112,876       7,687,440
NET ASSETS
  Beginning of period ..........................................................................        7,687,440              --
                                                                                                       ----------      ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,022 AND $2,820,
    RESPECTIVELY) ..............................................................................       $8,800,316      $7,687,440
                                                                                                       ==========      ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                                     FROM INCEPTION
                                                                                                       YEAR ENDED      11/20/00 TO
                                                                                                        12/31/01        12/31/00
                                                                                                       ----------    --------------
Net asset value, beginning of period ...........................................................         $10.42          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................................................................           0.09            0.02
  Net realized and unrealized gain (loss) ......................................................          (0.80)           0.41
                                                                                                         ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ...........................................................          (0.71)           0.43
                                                                                                         ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income .........................................................          (0.09)          (0.01)
  Dividends from net realized gains ............................................................          (0.06)             --
                                                                                                         ------          ------
    TOTAL DISTRIBUTIONS ........................................................................          (0.15)          (0.01)
                                                                                                         ------          ------
CHANGE IN NET ASSET VALUE ......................................................................          (0.86)           0.42
                                                                                                         ------          ------
NET ASSET VALUE, END OF PERIOD .................................................................         $ 9.56          $10.42
                                                                                                         ======          ======
Total return ...................................................................................          (6.84)%          4.35%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..........................................................         $8,800          $7,687
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) ........................................................................           1.05%           1.05%(1)
  Net investment income ........................................................................           1.02%           1.12%(1)
Portfolio turnover .............................................................................             24%              0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.80% and 5.41% for the periods ended December 31, 2001 and 2000, respectively.

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

INVESTOR PROFILE
     This  Fund  is  appropriate  for  investors   seeking   long-term   capital
appreciation. Current income is a secondary objective of this series.

INVESTMENT ADVISER'S REPORT
     In 2001, the Phoenix-Sanford Bernstein Mid Cap Value Series returned 22.98% strongly outperforming the Russell 2500 Index's(1) 1.22% return.

     Value was the place to be in 2001, notwithstanding weakness in the fourth quarter. Smaller-cap stocks topped larger-caps in both the fourth quarter and the full year. On balance, the Russell 2500 Index rose 20% in the fourth quarter and ended the year up roughly 1%. Meager gains, to be sure, but well ahead of the larger-cap market's 12% decline for the year, as measured by the S&P 500 Index(2).

     The portfolio's emphasis on value-oriented stocks contributed significantly to the premium. This was especially true within the technology sector, where our avoidance of beaten-down technology stocks boosted performance; our underweight of the sector also helped. Pro-cyclicals--industrial commodities, for example--performed very well this year and the portfolio's emphasis on these stocks contributed significantly to the premium. Moreover, our industrial commodities stocks fared even better than the market, boosting relative returns; our overweight of the sector also contributed. In the health care sector, our holdings, few though they were, outperformed; both, strong performance by our holdings and our underweighted position in the sector contributed to relative returns. The absence of retail and restaurant stocks in the portfolio as well as our underexposure to financial-services stocks, particularly certain types of Real Estate Investment Trusts (REITs), somewhat detracted from these strong gains.

OUTLOOK
     Holding to our value discipline enabled us to capture value's strong performance this year. In fact, smaller-cap value was the best-performing asset class for the second year in a row. Despite weakness in the fourth quarter, we believe opportunities still abound for value stocks. And smaller-cap stocks remain cheap relative to large caps.

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Mid-Cap Value Series   Russell 2500 Index(1)   S&P 500 Index (2)
3/2/98        $10,000.00             $10,000.00             $10,000.00
12/31/98        8,862.77               9,494.21              11,895.30
12/31/99        7,951.45              11,786.80              14,409.40
12/29/00        9,294.55              12,289.90              13,085.60
12/31/01       11,430.80              12,439.90              11,531.70


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                         FROM
                                                                       INCEPTION
                                                                       3/2/98 TO
                                                            1 YEAR     12/31/01
--------------------------------------------------------------------------------
Mid-Cap Value Series                                        22.98%       3.55%
--------------------------------------------------------------------------------
Russell 2500 Index(1)                                        1.22%       5.86%
--------------------------------------------------------------------------------
S&P 500 Index(2)                                           (11.87)%      3.79%
--------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 3/2/98
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
(1) The Russell 2500 Index is an unmanaged, commonly used measure of the performance of the 2500 smallest companies in the Russell 3000 Index.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                        ------    -----------
COMMON STOCKS--96.7%
AGRICULTURAL PRODUCTS--1.7%
  Corn Products International, Inc. ..................  24,000    $   846,000
                                                                  -----------
AUTO PARTS & EQUIPMENT--7.8%
  Borgwarner, Inc. ...................................  16,500        862,125
  Dana Corp. .........................................  18,000        249,840
  Genuine Parts Co. ..................................  17,900        656,930
  Goodyear Tire & Rubber Co. (The) ...................  20,900        497,629
  Lear Corp. (b) .....................................  19,000        724,660
  Modine Manufacturing Co. ...........................  35,000        816,550
                                                                  -----------
                                                                    3,807,734
                                                                  -----------
BANKS (MAJOR REGIONAL)--2.3%
  Huntington Bancshares, Inc. ........................  46,000        790,740
  SouthTrust Corp. ...................................  13,400        330,578
                                                                  -----------
                                                                    1,121,318
                                                                  -----------
BANKS (REGIONAL)--8.2%
  Bancorpsouth, Inc. .................................  40,500        672,300
  Commercial Federal Corp. ...........................  29,000        681,500
  Hibernia Corp. Class A .............................  22,000        391,380
  Pacific Century Financial Corp. ....................  30,300        784,467
  UnionBanCal Corp. ..................................  18,000        684,000
  Whitney Holding Corp. ..............................  17,000        745,450
                                                                  -----------
                                                                    3,959,097
                                                                  -----------
CHEMICALS (DIVERSIFIED)--1.1%
  FMC Corp. (b) ......................................   8,700        517,650
                                                                  -----------
CHEMICALS (SPECIALTY)--3.0%
  Crompton Corp. .....................................  85,000        765,000
  Cytec Industries, Inc. (b) .........................  26,000        702,000
                                                                  -----------
                                                                    1,467,000
                                                                  -----------
COMMUNICATIONS EQUIPMENT--2.7%
  Andrew Corp. (b) ...................................  25,300        553,817
  Tellabs, Inc. (b) ..................................  51,500        770,440
                                                                  -----------
                                                                    1,324,257
                                                                  -----------
CONTAINERS & PACKAGING (PAPER)--1.0%
  Temple-Inland, Inc. ................................   8,500        482,205
                                                                  -----------
CONTAINERS (METAL & GLASS)--1.0%
  Owens-Illinois, Inc. (b) ...........................  47,000        469,530
                                                                  -----------
DISTRIBUTORS (FOOD & HEALTH)--1.3%
  SUPERVALU, Inc. ....................................  27,800        614,936
                                                                  -----------
ELECTRIC COMPANIES--13.8%
  Alliant Energy Corp. ...............................  10,200        309,672
  Cinergy Corp. ......................................  16,900        564,967
  Consolidated Edison, Inc. ..........................  11,000        443,960
  Northeast Utilities ................................  35,000        617,050
  NSTAR ..............................................  16,000        717,600
  OGE Energy Corp. ...................................  30,000        692,400
  PNM Resources, Inc. ................................  27,000        754,650
  Potomac Electric Power Co. .........................  31,000        699,670
  Puget Energy, Inc. .................................  29,000        634,810
  Sierra Pacific Resources ...........................  45,000        677,250
  WPS Resources Corp. ................................  16,500        603,075
                                                                  -----------
                                                                    6,715,104
                                                                  -----------


                                                        SHARES       VALUE
                                                        ------    -----------
ELECTRICAL EQUIPMENT--2.0%
  Cooper Industries, Inc. ............................  18,000    $   628,560
  Vishay Intertechnology, Inc. (b) ...................  17,678        344,721
                                                                  -----------
                                                                      973,281
                                                                  -----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--2.4%
  Arrow Electronics, Inc. (b) ........................  18,900        565,110
  Avnet, Inc. ........................................  22,800        580,716
                                                                  -----------
                                                                    1,145,826
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--1.4%
  Adaptec, Inc. (b) ..................................  48,000        696,000
                                                                  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.8%
  Beckman Coulter, Inc. ..............................   8,300        367,690
                                                                  -----------
HOMEBUILDING--5.6%
  Centex Corp. .......................................  15,500        884,895
  KB Home ............................................  24,000        962,400
  Pulte Homes, Inc. ..................................  20,000        893,400
                                                                  -----------
                                                                    2,740,695
                                                                  -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.1%
  Leggett & Platt, Inc. ..............................  23,200        533,600
                                                                  -----------
INSURANCE (PROPERTY-CASUALTY)--1.4%
  Fidelity National Financial, Inc. ..................  27,000        669,600
                                                                  -----------
IRON & STEEL--1.5%
  Nucor Corp. ........................................  14,000        741,440
                                                                  -----------
LODGING - HOTELS--1.8%
  Starwood Hotels & Resorts Worldwide, Inc. ..........  30,000        895,500
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--5.4%
  Eaton Corp. ........................................  10,500        781,305
  Harsco Corp. .......................................  16,500        565,950
  Johnson Controls, Inc. .............................   5,000        403,750
  Parker-Hannifin Corp. ..............................  18,500        849,335
                                                                  -----------
                                                                    2,600,340
                                                                  -----------
MANUFACTURING (SPECIALIZED)--3.2%
  Lincoln Electric Holdings, Inc. ....................  34,000        830,960
  Reliance Steel & Aluminum Co. ......................  28,000        735,000
                                                                  -----------
                                                                    1,565,960
                                                                  -----------
METAL FABRICATORS--1.0%
  Kennametal, Inc. ...................................  12,100        487,267
                                                                  -----------
OIL (DOMESTIC INTEGRATED)--1.1%
  Amerada Hess Corp. .................................   4,000        250,000
  Occidental Petroleum Corp. .........................  10,500        278,565
                                                                  -----------
                                                                      528,565
                                                                  -----------
OIL & GAS (DRILLING & EQUIPMENT)--2.0%
  Rowan Cos., Inc. (b) ...............................  50,000        968,500
                                                                  -----------
OIL & GAS (REFINING & MARKETING)--1.7%
  Valero Energy Corp. ................................  21,000        800,520
                                                                  -----------
PAPER & FOREST PRODUCTS--3.2%
  Mead Corp. (The) ...................................  16,800        518,952
  Smurfit-Stone Container Corp. (b) ..................  31,600        504,652
  Westvaco Corp. .....................................  18,100        514,945
                                                                  -----------
                                                                    1,538,549
                                                                  -----------

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                        ------    -----------
RAILROADS--0.6%
  Norfolk Southern Corp. .............................  15,400    $   282,282
                                                                  -----------
REITS--8.3%
  Arden Realty, Inc. .................................  29,000        768,500
  Avalonbay Communities, Inc. ........................  10,800        510,948
  Duke Realty Corp. ..................................  27,000        656,910
  Liberty Property Trust .............................  22,000        656,700
  Mack-Cali Realty Corp. .............................  26,000        806,520
  Post Properties, Inc. ..............................  18,000        639,180
                                                                  -----------
                                                                    4,038,758
                                                                  -----------
RETAIL (COMPUTERS & ELECTRONICS)--1.2%
  Tech Data Corp. (b) ................................  14,000        605,920
                                                                  -----------
SAVINGS & LOAN COMPANIES--1.2%
  Washington Federal, Inc. ...........................  22,190        572,058
                                                                  -----------
SHIPPING--2.1%
  Royal Caribbean Cruises Ltd. .......................  63,000      1,020,600
                                                                  -----------
TEXTILES (APPAREL)--2.4%
  Jones Apparel Group, Inc. (b) ......................  23,000        762,910
  V. F. Corp. ........................................  10,500        409,605
                                                                  -----------
                                                                    1,172,515
                                                                  -----------
TRUCKS & PARTS--1.4%
  Paccar, Inc. .......................................  10,500        689,010
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $41,205,759) .................................  46,959,307
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--96.7%
  (Identified cost $41,205,759) .................................  46,959,307
                                                                  -----------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                        ------    -----------
SHORT-TERM OBLIGATIONS--3.2%
MONEY MARKET MUTUAL FUNDS--3.2%
  SSgA Money Market Fund (1.89% seven day effective
    yield) ...........................................  $1,526    $ 1,525,718
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,525,718) ..................................   1,525,718
                                                                  -----------
TOTAL INVESTMENTS--99.9%
  (Identified cost $42,731,477) .................................  48,485,025(a)
  Other assets and liabilities, net--0.1% .......................      71,209
                                                                  -----------
NET ASSETS--100.0% .............................................. $48,556,234
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,605,689 and gross depreciation of $859,962 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $42,739,298.
(b) Non-income producing.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $42,731,477) ............................................              $48,485,025
Receivables
  Dividends and interest ................................................................................                  130,747
  Fund shares sold ......................................................................................                   66,213
Prepaid expenses ........................................................................................                      218
                                                                                                                       -----------
    Total assets ........................................................................................               48,682,203
                                                                                                                       -----------
LIABILITIES
Payables
  Fund shares repurchased ...............................................................................                   32,427
  Investment advisory fee ...............................................................................                   35,376
  Professional fee ......................................................................................                   27,499
  Printing fee ..........................................................................................                   19,879
  Financial agent fee ...................................................................................                    5,834
  Trustees' fee .........................................................................................                    3,262
Accrued expenses ........................................................................................                    1,692
                                                                                                                       -----------
    Total liabilities ...................................................................................                  125,969
                                                                                                                       -----------
NET ASSETS ..............................................................................................              $48,556,234
                                                                                                                       ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ......................................................              $42,430,282
  Accumulated net realized gain .........................................................................                  372,404
  Net unrealized appreciation ...........................................................................                5,753,548
                                                                                                                       -----------
NET ASSETS ..............................................................................................              $48,556,234
                                                                                                                       ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ........................                4,424,437
                                                                                                                       ===========
Net asset value and offering price per share ............................................................                   $10.97
                                                                                                                            ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .............................................................................................               $  810,620
  Interest ..............................................................................................                   53,565
                                                                                                                        ----------
    Total investment income .............................................................................                  864,185
                                                                                                                        ----------
EXPENSES
  Investment advisory fee ...............................................................................                  311,051
  Financial agent fee ...................................................................................                   59,568
  Professional ..........................................................................................                   30,071
  Printing ..............................................................................................                   25,473
  Custodian .............................................................................................                   15,627
  Trustees ..............................................................................................                    8,437
  Miscellaneous .........................................................................................                    6,994
                                                                                                                        ----------
    Total expenses ......................................................................................                  457,221
    Less expenses borne by investment adviser ...........................................................                 (101,741)
    Custodian fees paid indirectly ......................................................................                       (6)
                                                                                                                        ----------
    Net expenses ........................................................................................                  355,474
                                                                                                                        ----------
NET INVESTMENT INCOME ...................................................................................                  508,711
                                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities .......................................................................                1,675,909
  Net change in unrealized appreciation (depreciation) on investments ...................................                4,436,626
                                                                                                                        ----------
NET GAIN ON INVESTMENTS .................................................................................                6,112,535
                                                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................................               $6,621,246
                                                                                                                        ==========

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      YEAR ENDED         YEAR ENDED
                                                                                                       12/31/01          12/31/00
                                                                                                     -----------        -----------
FROM OPERATIONS
  Net investment income (loss) .................................................................     $   508,711        $    97,829
  Net realized gain (loss) .....................................................................       1,675,909             47,405
  Net change in unrealized appreciation (depreciation) .........................................       4,436,626          1,852,402
                                                                                                     -----------        -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................       6,621,246          1,997,636
                                                                                                     -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................................        (475,205)           (98,546)
  Net realized short-term gains ................................................................         (11,465)                --
  Net realized long-term gains .................................................................        (204,655)                --
                                                                                                     -----------        -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................        (691,325)           (98,546)
                                                                                                     -----------        -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,715,054 and 1,012,458 shares, respectively) .................      36,940,985          8,123,987
  Net asset value of shares issued from reinvestment of distributions (64,377 and 11,014 shares,
    respectively) ..............................................................................         691,325             98,546
  Cost of shares repurchased (981,403 and 501,634 shares, respectively) ........................      (9,764,166)        (3,998,845)
                                                                                                     -----------        -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................      27,868,144          4,223,688
                                                                                                     -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................................      33,798,065          6,122,778
NET ASSETS
  Beginning of period ..........................................................................      14,758,169          8,635,391
                                                                                                     -----------        -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $158,
    RESPECTIVELY) ..............................................................................     $48,556,234        $14,758,169
                                                                                                     ===========        ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           YEAR ENDED                  FROM
                                                                                          DECEMBER 31,               INCEPTION
                                                                                  --------------------------         3/2/98 TO
                                                                                   2001      2000      1999           12/31/98
                                                                                  ------    ------    ------        -----------
Net asset value, beginning of period ........................................     $ 9.07    $ 7.82    $ 8.84          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............................................       0.13      0.06      0.11            0.03(4)
  Net realized and unrealized gain (loss) ...................................       1.95      1.25     (1.02)          (1.16)
                                                                                  ------    ------    ------          ------
    TOTAL FROM INVESTMENT OPERATIONS ........................................       2.08      1.31     (0.91)          (1.13)
                                                                                  ------    ------    ------          ------
LESS DISTRIBUTIONS
Dividends from net investment income ........................................      (0.13)    (0.06)    (0.11)          (0.03)
Dividends from net realized gains ...........................................      (0.05)       --        --              --
                                                                                  ------    ------    ------          ------
    TOTAL DISTRIBUTIONS .....................................................      (0.18)    (0.06)    (0.11)          (0.03)
                                                                                  ------    ------    ------          ------
CHANGE IN NET ASSET VALUE ...................................................       1.90      1.25     (1.02)          (1.16)
                                                                                  ------    ------    ------          ------
NET ASSET VALUE, END OF PERIOD ..............................................     $10.97    $ 9.07    $ 7.82           $8.84
                                                                                  ------    ------    ------          ------
Total return ................................................................      22.98%    16.89%   (10.28)%        (11.37)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .......................................    $48,556   $14,758    $8,635          $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .....................................................       1.20%(5)  1.20%(5)  1.20%           1.20%(1)
  Net investment income . ...................................................       1.72%     0.95%     1.40%           0.52%(1)
Portfolio turnover rate .....................................................         28%      128%       29%             21%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment  adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets  (including  custody  credits) would have been 1.54%,  2.39%,  2.58% and 2.77% for the periods ended December 31,
    2001, 2000, 1999 and 1998, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for  custodian  fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

INVESTOR PROFILE
     The  Fund  is  appropriate   for  investors   seeking   long-term   capital
appreciation by investing primarily in small-capitalization stocks that appear to be undervalued. Current income is a secondary objective of this series.

INVESTMENT ADVISER'S REPORT
     In 2001, the Phoenix-Sanford Bernstein Small Cap Value Series returned 15.76% strongly outperforming the Russell 2000 Value Index's(1) 14.02% return.

     Value was the place to be in 2001, notwithstanding weakness in the fourth quarter. Smaller-cap stocks topped larger-caps in both the fourth quarter and the full year. On balance, the Russell 2000 gained over 20% in the fourth quarter, which put it back in positive territory for the year with a 2.5% gain. Meager gains, to be sure, but well ahead of the broad market's 11.87% decline for the year, as measured by the S&P 500 Index(2).

     The portfolio's emphasis on value-oriented stocks contributed significantly to the premium. This was especially true within the technology and utilities sectors, where our avoidance of beaten-down tech and telecom stocks boosted performance. In the health care sector, our holdings, few though they were, outperformed the market by wide margins; both, our underweighted position in the sector and strong performance by our holdings contributed to relative returns. In producer durables, our overweight position and strong stock selection contributed to our premium. The absence of retail and restaurant stocks in the portfolio as well as our underexposure to financial-services stocks, particularly certain types of Real Estate Investment Trusts (REITs), somewhat detracted from these strong gains.


OUTLOOK
     Holding to our value discipline enabled us to capture value's strong performance this year. In fact, small-cap value was the best-performing asset class for the second year in a row. Despite weakness in the fourth quarter, we believe opportunities still abound for value stocks. And smaller-cap stocks remain cheap relative to large caps.

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Small-Cap Value Series    Russell 2000 Value Index(1)     S&P 500 Index(2)
11/20/00   $10,000.00                  $10,000.00                 $10,000.00
12/29/00    10,643.80                   10,944.60                   9,844.46
12/31/01    12,321.00                   12,479.50                   8,675.44


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                       FROM
                                                                     INCEPTION
                                                                    11/20/00 TO
                                                        1 YEAR       12/31/01
--------------------------------------------------------------------------------
  Small-Cap Value Series                                 15.76%        20.64%
--------------------------------------------------------------------------------
  Russell 2000 Value Index(1)                            14.02%        22.03%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                                      (11.87)%      (11.99)%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/20/00 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

(1) The Russell 2000 Value Index is an unmanaged commonly used measure of total return performance of small-capitalization value-oriented stocks.

(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.

The indices are not available for direct investment.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                        ------    -----------
COMMON STOCKS--94.6%
AEROSPACE/DEFENSE--1.2%
  Precision Castparts Corp. ..........................   7,100    $   200,575
                                                                  -----------
AGRICULTURAL PRODUCTS--1.5%
  Corn Products International, Inc. ..................   7,500        264,375
                                                                  -----------
AUTO PARTS & EQUIPMENT--2.3%
  Borgwarner, Inc. ...................................   4,400        229,900
  Modine Manufacturing Co. ...........................   7,000        163,310
                                                                  -----------
                                                                      393,210
                                                                  -----------
BANKS (REGIONAL)--5.5%
  Bancorpsouth, Inc. .................................  10,400        172,640
  Commercial Federal Corp. ...........................   3,200         75,200
  GBC Bancorp ........................................   7,600        224,200
  Hibernia Corp. Class A .............................   5,300         94,287
  Pacific Century Financial Corp. ....................  10,500        271,845
  Whitney Holding Corp. ..............................   2,300        100,855
                                                                  -----------
                                                                      939,027
                                                                  -----------
BUILDING MATERIALS--0.3%
  Hexcel Corp. (b) ...................................  18,500         56,980
                                                                  -----------
CHEMICALS (DIVERSIFIED)--0.9%
  FMC Corp. (b) ......................................   2,600        154,700
                                                                  -----------
CHEMICALS (SPECIALTY)--3.4%
  Crompton Corp. .....................................  21,200        190,800
  Cytec Industries, Inc. (b) .........................   7,500        202,500
  Millennium Chemicals, Inc. .........................   1,900         23,940
  Minerals Technologies, Inc. ........................   3,700        172,568
                                                                  -----------
                                                                      589,808
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.8%
  Andrew Corp. (b) ...................................   6,600        144,474
                                                                  -----------
COMPUTERS (PERIPHERALS)--1.1%
  Hutchinson Technology, Inc. (b) ....................   6,000        139,320
  Quantum Corp. - DLT & Storage Systems (b) ..........   5,000         49,250
                                                                  -----------
                                                                      188,570
                                                                  -----------
CONSTRUCTION (CEMENT & AGGREGATES)--1.4%
  Texas Industries, Inc. .............................   6,500        239,850
                                                                  -----------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.5%
  Russ Berrie & Co., Inc. ............................   2,800         84,000
                                                                  -----------
CONTAINERS & PACKAGING (PAPER)--2.0%
  Playtex Products, Inc. (b) .........................  20,100        195,975
  Rock-Tenn Co. Class A ..............................  10,000        144,000
                                                                  -----------
                                                                      339,975
                                                                  -----------
CONTAINERS (METAL & GLASS)--0.8%
  Owens-Illinois, Inc. (b) ...........................  13,700        136,863
                                                                  -----------
ELECTRIC COMPANIES--11.0%
  Alliant Energy Corp. ...............................   4,100        124,476
  Central Vermont Public Service Corp. ...............   9,100        151,970
  Empire District Electric Co. (The) .................  11,000        231,000
  Northeast Utilities ................................  11,000        193,930
  NSTAR ..............................................   5,300        237,705
  OGE Energy Corp. ...................................   8,600        198,488
  PNM Resources, Inc. ................................   7,800        218,010
  Sierra Pacific Resources ...........................  14,600        219,730
  Wisconsin Energy Corp. .............................   2,000         45,120
  WPS Resources Corp. ................................   7,500        274,125
                                                                  -----------
                                                                    1,894,554
                                                                  -----------

                                                        SHARES       VALUE
                                                        ------    -----------
ELECTRICAL EQUIPMENT--2.2%
  KEMET Corp. (b) ....................................  12,500    $   221,875
  Vishay Intertechnology, Inc. (b) ...................   8,445        164,678
                                                                  -----------
                                                                      386,553
                                                                  -----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--1.2%
  Avnet, Inc. ........................................   7,800        198,666
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--2.7%
  Adaptec, Inc. (b) ..................................  20,500        297,250
  Supertex, Inc. (b) .................................   9,400        164,594
                                                                  -----------
                                                                      461,844
                                                                  -----------
FOODS--1.0%
  Interstate Bakeries Corp. ..........................   6,800        164,424
                                                                  -----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
  Pinnacle Entertainment, Inc. (b) ...................  13,000         78,390
                                                                  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.2%
  CONMED Corp. (b) ...................................  11,100        221,556
  Mentor Corp. .......................................   5,300        151,368
                                                                  -----------
                                                                      372,924
                                                                  -----------
HOMEBUILDING--4.8%
  KB Home ............................................   7,000        280,700
  Pulte Homes, Inc. ..................................   6,400        285,888
  Standard Pacific Corp. .............................  10,600        257,792
                                                                  -----------
                                                                      824,380
                                                                  -----------
HOUSEWARES--0.6%
  Oneida Ltd. ........................................   8,000        103,600
                                                                  -----------
INSURANCE (LIFE/HEALTH)--0.9%
  American National Insurance Co. ....................   1,800        151,380
                                                                  -----------
INSURANCE (PROPERTY-CASUALTY)--1.0%
  Harleysville Group, Inc. ...........................   7,400        176,786
                                                                  -----------
IRON & STEEL--2.1%
  Commercial Metals Co. ..............................   5,500        192,390
  UCAR International, Inc. (b) .......................  16,500        176,550
                                                                  -----------
                                                                      368,940
                                                                  -----------
LODGING - HOTELS--1.4%
  Prime Hospitality Corp. (b) ........................  22,500        248,625
                                                                  -----------
MACHINERY (DIVERSIFIED)--3.6%
  Curtiss-Wright Corp. ...............................   1,000         47,750
  Gardner Denver, Inc. (b) ...........................  10,000        223,200
  Moog, Inc. Class A (b) .............................   6,750        147,150
  Terex Corp. (b) ....................................  12,000        210,480
                                                                  -----------
                                                                      628,580
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--3.7%
  Alltrista Corp. (b) ................................   3,000         47,100
  Esterline Technologies Corp. (b) ...................  13,200        211,332
  Harsco Corp. .......................................   5,900        202,370
  Penn Engineering & Manufacturing Corp. .............  11,000        184,250
                                                                  -----------
                                                                      645,052
                                                                  -----------
MANUFACTURING (SPECIALIZED)--6.7%
  Briggs & Stratton Corp. ............................   4,550        194,285
  CTS Corp. ..........................................  13,400        213,060
  JLG Industries, Inc. ...............................  16,000        170,400
  Lincoln Electric Holdings, Inc. ....................   4,250        103,870
  Regal Beloit Corp. .................................  11,800        257,240
  Reliance Steel & Aluminum Co. ......................   8,300        217,875
                                                                  -----------
                                                                    1,156,730
                                                                  -----------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                        ------    -----------
METAL FABRICATORS--3.7%
  Kennametal, Inc. ...................................   3,700    $   148,999
  RTI International Metals, Inc. (b) .................  28,500        283,575
  Wolverine Tube, Inc. (b) ...........................  18,000        204,300
                                                                  -----------
                                                                      636,874
                                                                  -----------
NATURAL GAS--0.5%
  Southwestern Energy Co. (b) ........................   8,500         88,400
                                                                  -----------
OIL (INTERNATIONAL INTEGRATED)--1.3%
  Tesoro Petroleum Corp. (b) .........................  17,500        229,425
                                                                  -----------
OIL & GAS (DRILLING & EQUIPMENT)--3.3%
  Rowan Cos., Inc. (b) ...............................  15,000        290,550
  Seitel, Inc. (b) ...................................  20,400        277,440
                                                                  -----------
                                                                      567,990
                                                                  -----------
OIL & GAS (REFINING & MARKETING)--1.9%
  Valero Energy Corp. ................................   8,500        324,020
                                                                  -----------
PAPER & FOREST PRODUCTS--0.6%
  Rayonier, Inc. .....................................   2,000        100,940
                                                                  -----------
REITS--7.5%
  Arden Realty, Inc. .................................   7,100        188,150
  Avalonbay Communities, Inc. ........................   1,500         70,965
  Duke Realty Corp. ..................................   5,700        138,681
  Eastgroup Properties, Inc. .........................   2,000         46,140
  FelCor Lodging Trust, Inc. .........................  13,400        223,914
  Liberty Property Trust .............................   4,700        140,295
  Mack-Cali Realty Corp. .............................   6,200        192,324
  Post Properties, Inc. ..............................   3,600        127,836
  RFS Hotel Investors, Inc. ..........................   4,000         45,520
  Summit Properties, Inc. ............................   4,900        122,598
                                                                  -----------
                                                                    1,296,423
                                                                  -----------
RETAIL (BUILDING SUPPLIES)--1.1%
  Hughes Supply, Inc. ................................   6,300        194,481
                                                                  -----------
SAVINGS & LOAN COMPANIES--1.0%
  Washington Federal, Inc. ...........................   6,890        177,624
                                                                  -----------
SHIPPING--1.4%
  Alexander & Baldwin, Inc. ..........................   4,900        130,830
  Royal Caribbean Cruises Ltd. .......................   6,300        102,060
                                                                  -----------
                                                                      232,890
                                                                  -----------
TEXTILES (APPAREL)--1.2%
  Kellwood Co. .......................................   6,100        146,461
  Russell Corp .......................................   3,500         52,535
                                                                  -----------
                                                                      198,996
                                                                  -----------
TEXTILES (SPECIALTY)--1.1%
  Wellman, Inc. ......................................  12,000        185,880
                                                                  -----------
TOBACCO--1.6%
  Schweitzer-Mauduit International, Inc. .............  11,500        273,125
                                                                  -----------
TRUCKS & PARTS--1.1%
  Oshkosh Truck Corp. ................................   4,000        195,000
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $15,074,990) ................................   16,295,903
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--94.6%
  (Identified cost $15,074,990) ................................   16,295,903
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                         -----    -----------
SHORT-TERM OBLIGATIONS--4.9%
MONEY MARKET MUTUAL FUNDS--4.9%
  SSgA Money Market Fund (1.89% seven day
    effective yield) .................................    $848    $   848,384
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $848,384) ....................................     848,384
                                                                  -----------
TOTAL INVESTMENTS--99.5%
  (Identified cost $15,923,374) .................................  17,144,287(a)
  Other assets and liabilities, net--0.5% .......................      87,341
                                                                  -----------
NET ASSETS--100.0% .............................................. $17,231,628
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,807,272 and gross depreciation of $608,799 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $15,945,814.
(b) Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $15,923,374) ............................................              $17,144,287
Cash ....................................................................................................                   68,811
Receivables
  Fund shares sold ......................................................................................                   52,762
  Dividends and interest ................................................................................                   25,276
  Investment securities sold ............................................................................                   15,703
Prepaid expenses ........................................................................................                       63
                                                                                                                       -----------
    Total assets ........................................................................................               17,306,902
                                                                                                                       -----------
LIABILITIES
Payables
  Fund shares repurchased ...............................................................................                   26,150
  Professional fee ......................................................................................                   25,309
  Printing fee ..........................................................................................                   12,000
  Financial agent fee ...................................................................................                    3,981
  Trustees' fee .........................................................................................                    3,262
  Investment advisory fee ...............................................................................                      903
Accrued expenses ........................................................................................                    3,669
                                                                                                                       -----------
    Total liabilities ...................................................................................                   75,274
                                                                                                                       -----------
NET ASSETS ..............................................................................................              $17,231,628
                                                                                                                       ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ......................................................              $16,009,680
  Accumulated net realized gain .........................................................................                    1,035
  Net unrealized appreciation ...........................................................................                1,220,913
                                                                                                                       -----------
NET ASSETS ..............................................................................................              $17,231,628
                                                                                                                       ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ........................                1,425,927
                                                                                                                       ===========
Net asset value and offering price per share ............................................................                   $12.08
                                                                                                                            ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends .............................................................................................               $  192,805
  Interest ..............................................................................................                   20,603
  Foreign tax withheld ..................................................................................                     (114)
                                                                                                                        ----------
    Total investment income .............................................................................                  213,294
                                                                                                                        ----------
EXPENSES
  Investment advisory fee ...............................................................................                   96,436
  Financial agent fee ...................................................................................                   44,524
  Professional ..........................................................................................                   25,743
  Custodian .............................................................................................                   18,288
  Printing ..............................................................................................                   14,708
  Trustees ..............................................................................................                    8,438
  Miscellaneous .........................................................................................                    5,837
                                                                                                                        ----------
    Total expenses ......................................................................................                  213,974
    Less expenses borne by investment adviser ...........................................................                 (103,699)
    Custodian fees paid indirectly ......................................................................                      (69)
                                                                                                                        ----------
    Net expenses ........................................................................................                  110,206
                                                                                                                        ----------
NET INVESTMENT INCOME ...................................................................................                  103,088
                                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities .......................................................................                  190,000
  Net change in unrealized appreciation (depreciation) on investments ...................................                1,063,580
                                                                                                                        ----------
NET GAIN ON INVESTMENTS .................................................................................                1,253,580
                                                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................................               $1,356,668
                                                                                                                        ==========

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                     FROM INCEPTION
                                                                                                      YEAR ENDED       11/20/00 TO
                                                                                                       12/31/01         12/31/00
                                                                                                     -----------     --------------
FROM OPERATIONS
  Net investment income (loss) ................................................................      $   103,088       $    6,974
  Net realized gain (loss) ....................................................................          190,000           (2,497)
  Net change in unrealized appreciation (depreciation) ........................................        1,063,580          157,333
                                                                                                     -----------       ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................        1,356,668          161,810
                                                                                                     -----------       ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................................          (94,835)          (6,815)
  Net realized short-term gains ...............................................................         (193,131)              --
                                                                                                     -----------       ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................................         (287,966)          (6,815)
                                                                                                     -----------       ----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,422,543 and 253,024 shares, respectively) ..................       16,278,755        2,531,258
  Net asset value of shares issued from reinvestment of distributions (23,750 and 637 shares,
    respectively) .............................................................................          287,966            6,815
  Cost of shares repurchased (273,953 and 74 shares, respectively) ............................       (3,096,136)            (727)
                                                                                                     -----------       ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................................       13,470,585        2,537,346
                                                                                                     -----------       ----------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................................       14,539,287       $2,692,341
NET ASSETS
  Beginning of period .........................................................................        2,692,341               --
                                                                                                     -----------       ----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $0) ...........      $17,231,628       $2,692,341
                                                                                                     ===========       ==========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                                     FROM INCEPTION
                                                                                                      YEAR ENDED       11/20/00 TO
                                                                                                       12/31/01         12/31/00
                                                                                                     -----------     --------------
Net asset value, beginning of period ..........................................................         $10.62           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ................................................................           0.07             0.03
  Net realized and unrealized gain ............................................................           1.59             0.62
                                                                                                        ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................................................           1.66             0.65
                                                                                                        ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................................................          (0.07)           (0.03)
  Dividends from net realized gains ...........................................................          (0.13)              --
                                                                                                        ------           ------
    TOTAL DISTRIBUTIONS .......................................................................          (0.20)           (0.03)
                                                                                                        ------           ------
CHANGE IN NET ASSET VALUE .....................................................................           1.46             0.62
                                                                                                        ------           ------
NET ASSET VALUE, END OF PERIOD ................................................................         $12.08           $10.62
                                                                                                        ======           ======
Total return ..................................................................................          15.76%            6.44%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .........................................................        $17,232           $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .......................................................................           1.20%(4)         1.20%(1)
  Net investment income (loss) ................................................................           1.12%            2.71%(1)
Portfolio turnover ............................................................................             18%               1%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 2.33% and 13.52% for the periods ended December 31, 2001 and 2000, respectively.
(4) The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

INVESTOR PROFILE
     The  Fund  is  appropriate   for  investors   seeking   long-term   capital
appreciation.

INVESTMENT ADVISER'S REPORT
     For the 12 months ended December 31, 2001, Phoenix-Seneca Mid-Cap Growth Edge Series returned -25.28% compared with a return of -20.15% for the Russell MidCap(R) Growth Index(1) and 0.49% for the S&P MidCap 400 Index.(3)

     The year 2001 was extraordinary in its harshness in every regard, and for investors, it deepened the misery of 2000. It is rare for the U.S. equity markets to post two consecutive annual declines, but virtually all major stock market averages fell in each of the last two years. Despite a remarkably strong rally in the fourth quarter of 2001, the broadest measure of U.S. stock performance, the Wilshire 5000 Index, registered a double-digit percentage decline for the year.*

     In hindsight, the reasons for the sharp sell off are clear: the bursting of the tech bubble and the dramatic economic slowdown from the heady pace of the late 1990s. We had hoped the inevitable Internet crash could occur without devastating the economy, but the interconnections between the "new" and the "old" economies were substantial. As upstarts imploded, they took a chunk out of the revenue streams of established companies throughout the economy, from technology to real estate to retailing. Any company that had relied on the dot coms and telecoms to continue spending on equipment, space, supplies and services was disappointed. Easy money, overinvestment, overleverage, and overcapacity in the "new" economy led to a sharp downturn in the entire economy. Groups as far removed from the technology bubble as pharmaceuticals and utilities fell hard.

     Growth stocks were especially beaten down as multiples deflated and new growth industries such as the Internet and alternative telecommunications fizzled. "Value" investing, which is variously defined as investing in asset rich companies, companies with low P/E multiples, or turnaround situations, lost less during the bear market. As "growth" investors, we have not been spared. Our valuation disciplines and risk controls, however, bolstered our performance during the bear market.

     Stock selection in the health-care sector was the dominant positive contributor to performance in 2001. The Seneca stocks, led by Tenet Healthcare, returned over 8% versus those in the Russell MidCap(R) Growth Index at -11.36%. The utilities were another bright spot in the portfolio in 2001. The Seneca stocks outperformed those in the benchmark six of the nine months we were invested in them. We also tended to be overweighted during the months that the sector helped index performance. Mirant Corp., up 58.7% for the year, was the biggest contributor. The Seneca capital goods stocks returned 5% for the year versus a -7% return for those in the index.

     The underperformance of the portfolio's consumer cyclical stocks was the biggest drag on performance. Crown Castle, a cellular tower company, and Cendant Corp. were two of the bottom 10 stocks by contribution for the year. Cendant, with its hotel and rental car businesses, was the only stock in the portfolio directly affected by the September 11th terrorist attacks. The overweight in the portfolio in communications services stocks hurt performance, as did the performance of Seneca's only two holdings in this group, Nextel Partners and Powerwave Technologies. We were out of both positions before year-end. Several significant earnings disappointments in the technology sector had a negative impact, particularly Waters Corp., which dragged down other Seneca holdings, PerkinElmer and Thermoelectron.


OUTLOOK
     Despite ongoing layoffs and continued debt problems, there is cause for optimism that the economy will recover. The Federal Reserve's aggressive rate cuts have taken short-term rates to their lowest levels in 40 years. Consumers have reliquified through the mortgage-refinancing boom. Housing remains vibrant and will continue to lead spending on furniture and other durable goods. While consumer spending cannot surge in a tough job environment, there is no imminent collapse ahead. Business spending has contracted through this recession and is now poised to snap back. Orders are strengthening in some of the hardest hit sectors of the economy, such as semiconductors. The stock market rally since September also suggests that recovery is at hand. Historically, the market rebounds three to six months before recession's end.

     Though the worst of the slump is behind us, the recovery will not be vigorous. The upturn in 2002 will benefit from patient Federal Reserve policy. With no inflation problem, and in the presence of large global concerns, the Fed will want to insure that the economy is stable before changing its posture.


*The Wilshire 5000 Index measures broad stock market total-return performance and is provided for general comparative purposes. The index is unmanaged and not available for direct investment.

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

     We are well aware of the risks to our forecast. A renewed economic downdraft or a terrorist attack could derail a solid rebound. We believe, however, that the enormous liquidity that the Federal Reserve has supplied will turn the tide in the economy. The terrorist threat is a constant, but the extraordinary market rebound after September 11th is a testament to the vitality of the U.S. financial system in the face of almost unimaginable horror.

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Mid-Cap Growth Series   Russell MidCap Growth Index(1)   S&P 500 Index(2)   S&P MidCap 400 Index(3)
3/2/98      $10,000.00                    $10,000.00                $10,000.00             $10,000.00
12/31/98     12,175.10                     10,987.50                 11,895.30              11,220.90
12/31/99     17,729.00                     16,623.50                 14,409.40              12,872.80
12/29/00     20,166.40                     14,670.60                 13,085.60              15,126.20
12/31/01     15,067.80                     11,714.30                 11,531.70              15,200.30


  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                        FROM
                                                                      INCEPTION
                                                                      3/2/98 TO
                                                           1 YEAR     12/31/01
--------------------------------------------------------------------------------
  Mid-Cap Growth Series                                   (25.28)%      11.28%
--------------------------------------------------------------------------------
  Russell MidCap Growth Index(1)                          (20.15)%       4.21%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                                        (11.87)%       3.79%
--------------------------------------------------------------------------------
  S&P MidCap 400 Index(3)                                   0.49%       11.54%
--------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of  $10,000  made on 3/2/98
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Russell MidCap Growth Index is an unmanaged measure of mid-capitalization growth-oriented stock total return performance. This benchmark was changed from the prior year to more accurately reflect the allocation of the Series.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
(3) The S&P MidCap 400 Index is an unmanaged commonly used measure of mid-cap stock total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                        SHARES       VALUE
                                                        ------    -----------
COMMON STOCKS--87.6%
BIOTECHNOLOGY--3.2%
  Genzyme Corp. (b) ..................................  37,300    $ 2,232,778
                                                                  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--5.5%
  EchoStar Communications Corp. Class A (b) ..........  70,860      1,946,524
  Univision Communications, Inc. Class A (b) .........  45,370      1,835,670
                                                                  -----------
                                                                    3,782,194
                                                                  -----------
COMPUTERS (HARDWARE)--5.0%
  Brocade Communications Systems, Inc. (b) ...........  58,010      1,921,291
  Juniper Networks, Inc. (b) .........................  79,330      1,503,304
                                                                  -----------
                                                                    3,424,595
                                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--3.1%
  Electronic Arts, Inc. (b) ..........................  35,570      2,132,421
                                                                  -----------
DISTRIBUTORS (FOOD & HEALTH)--3.2%
  AmerisourceBergen Corp. ............................  34,590      2,198,194
                                                                  -----------
ELECTRICAL EQUIPMENT--3.7%
  SPX Corp. (b) ......................................  18,590      2,544,971
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--15.1%
  Advanced Micro Devices, Inc. (b) ................... 109,710      1,740,001
  Altera Corp. (b) ...................................  96,470      2,047,093
  Atmel Corp. (b) .................................... 223,310      1,645,795
  LSI Logic Corp. (b) ................................ 120,310      1,898,492
  RF Micro Devices, Inc. (b) .........................  68,500      1,317,255
  Semtech Corp. (b) ..................................  50,070      1,786,998
                                                                  -----------
                                                                   10,435,634
                                                                  -----------
EQUIPMENT (SEMICONDUCTORS)--2.3%
  Novellus Systems, Inc. (b) .........................  39,930      1,575,238
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.1%
  Allergan, Inc. .....................................  28,140      2,111,907
                                                                  -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--2.1%
  Tenet Healthcare Corp. (b) .........................  24,860      1,459,779
                                                                  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--6.5%
  Biomet, Inc. .......................................  72,550      2,241,795
  St. Jude Medical, Inc. (b) .........................  28,350      2,201,378
                                                                  -----------
                                                                    4,443,173
                                                                  -----------
HEALTH CARE (SPECIALIZED SERVICES)--5.1%
  HEALTHSOUTH Corp. (b) .............................. 137,860      2,043,085
  Laboratory Corporation of America Holdings (b) .....  17,910      1,448,024
                                                                  -----------
                                                                    3,491,109
                                                                  -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.5%
  Clorox Co. (The) ...................................  44,090      1,743,760
                                                                  -----------
LEISURE TIME (PRODUCTS)--3.3%
  Harley-Davidson, Inc. ..............................  41,470      2,252,236
                                                                  -----------
MANUFACTURING (DIVERSIFIED)--2.9%
  American Standard Cos., Inc. (b) ...................  29,660      2,023,702
                                                                  -----------
MANUFACTURING (SPECIALIZED)--2.6%
  Jabil Circuit, Inc. (b) ............................  78,650      1,786,928
                                                                  -----------
PUBLISHING (NEWSPAPERS)--2.4%
  New York Times Co. (The) Class A ...................  37,780      1,633,985
                                                                  -----------


                                                        SHARES       VALUE
                                                        ------    -----------
RETAIL (COMPUTERS & ELECTRONICS)--2.1%
  Circuit City Stores-Circuit City Group .............  56,260    $ 1,459,947
                                                                  -----------
RETAIL (SPECIALTY)--6.0%
  Office Depot, Inc. (b) ............................. 124,950      2,316,573
  Tiffany & Co. ......................................  57,970      1,824,316
                                                                  -----------
                                                                    4,140,889
                                                                  -----------
RETAIL (SPECIALTY-APPAREL)--5.0%
  American Eagle Outfitters, Inc. (b) ................  68,220      1,785,317
  Intimate Brands, Inc. .............................. 112,380      1,669,967
                                                                  -----------
                                                                    3,455,284
                                                                  -----------
SAVINGS & LOAN COMPANIES--2.9%
  Charter One Financial, Inc. ........................  73,587      1,997,887
                                                                  -----------
TOTAL COMMON STOCKS
  (Identified cost $58,868,781) .................................  60,326,611
                                                                  -----------
FOREIGN COMMON STOCKS--8.3%
COMPUTERS (PERIPHERALS)--2.1%
  ATI Technologies, Inc. (Canada) (b) ................ 113,030      1,435,481
                                                                  -----------
ELECTRONICS (SEMICONDUCTORS)--3.3%
  Marvell Technology Group Ltd. (Bermuda) (b) ........  63,790      2,284,958
                                                                  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.9%
  Biovail Corp. (Canada) (b) .........................  35,720      2,009,250
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,710,799) ..................................   5,729,689
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS--95.9%
  (Identified cost $63,579,580) .................................  66,056,300
                                                                  -----------

                                              STANDARD
                                              & POOR'S     PAR
                                               RATING     VALUE
                                             (UNAUDITED)  (000)
                                             -----------  ------
SHORT-TERM OBLIGATIONS--3.2%
COMMERCIAL PAPER--3.2%
  Bavaria Universal Funding 1.93%, 1/2/02 ..     A-1      $1,000      999,946
  Govco, Inc. 1.75%, 1/2/02 ................     A-1+      1,245    1,244,940
                                                                  -----------
                                                                    2,244,886
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,244,886) .................................    2,244,886
                                                                  -----------
TOTAL INVESTMENTS--99.1%
  (Identified cost $65,824,466) ................................   68,301,186(a)
  Other assets and liabilities, net--0.9% ......................      593,672
                                                                  -----------
NET ASSETS--100.0% .............................................  $68,894,858
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,984,842 and gross depreciation of $3,788,478 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $66,104,822.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $65,824,466) ............................................              $ 68,301,186
Receivables
  Investment securities sold ............................................................................                   636,086
  Fund shares sold ......................................................................................                   106,337
  Interest and dividends ................................................................................                     3,303
Prepaid expenses ........................................................................................                       652
                                                                                                                       ------------
    Total assets ........................................................................................                69,047,564
                                                                                                                       ------------
LIABILITIES
Cash overdraft ..........................................................................................                        63
Payables
  Fund shares repurchased ...............................................................................                    24,185
  Printing fee ..........................................................................................                    44,973
  Investment advisory fee ...............................................................................                    41,965
  Professional fee ......................................................................................                    27,449
  Financial agent fee ...................................................................................                     7,360
  Trustees' fee .........................................................................................                     3,262
Accrued expenses ........................................................................................                     3,449
                                                                                                                       ------------
    Total liabilities ...................................................................................                   152,706
                                                                                                                       ------------
NET ASSETS ..............................................................................................              $ 68,894,858
                                                                                                                       ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ......................................................              $ 88,895,604
  Accumulated net realized loss .........................................................................               (22,477,466)
  Net unrealized appreciation ...........................................................................                 2,476,720
                                                                                                                       ------------
NET ASSETS ..............................................................................................              $ 68,894,858
                                                                                                                       ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ........................                 5,152,233
                                                                                                                       ============
Net asset value and offering price per share ............................................................                    $13.37
                                                                                                                             ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest ..............................................................................................              $    203,526
  Dividends .............................................................................................                   161,476
                                                                                                                       ------------
    Total investment income .............................................................................                   365,002
                                                                                                                       ------------
EXPENSES
  Investment advisory fee ...............................................................................                   550,452
  Financial agent fee ...................................................................................                    91,826
  Printing ..............................................................................................                    52,148
  Professional ..........................................................................................                    28,867
  Custodian .............................................................................................                    14,916
  Trustees ..............................................................................................                     8,437
  Miscellaneous .........................................................................................                     7,670
                                                                                                                       ------------
    Total expenses ......................................................................................                   754,316
    Less expense borne by investment adviser ............................................................                   (30,850)
    Custodian fees paid indirectly ......................................................................                      (954)
                                                                                                                       ------------
    Net expenses ........................................................................................                   722,512
                                                                                                                       ------------
NET INVESTMENT LOSS .....................................................................................                  (357,510)
                                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities .......................................................................               (19,873,580)
  Net change in unrealized appreciation (depreciation) on investments ...................................                  (550,926)
                                                                                                                       ------------
NET LOSS ON INVESTMENTS .................................................................................               (20,424,506)
                                                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................................              $(20,782,016)
                                                                                                                       ============

                        See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                       12/31/01         12/31/00
                                                                                                     ------------     -----------
FROM OPERATIONS
  Net investment income (loss) ....................................................................  $   (357,510)    $  (139,970)
  Net realized gain (loss) ........................................................................   (19,873,580)      2,070,441
  Net change in unrealized appreciation (depreciation) ............................................      (550,926)     (2,510,449)
                                                                                                     ------------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................   (20,782,016)       (579,978)
                                                                                                     ------------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ...................................................................            --      (4,510,617)
  Net realized long-term gains ....................................................................            --      (1,369,745)
                                                                                                     ------------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .......................................            --      (5,880,362)
                                                                                                     ------------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,791,753 and 3,376,632  shares,  respectively) ..................    41,997,776      69,152,651
Net asset value of shares issued from  reinvestment  of  distributions (0 and 312,867 shares,
    respectively) .................................................................................            --       5,880,362
  Cost of shares repurchased (1,607,612 and 986,247 shares, respectively) .........................   (23,336,210)    (19,414,242)
                                                                                                     ------------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .......................................    18,661,566      55,618,771
                                                                                                     ------------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS ...........................................................    (2,120,450)     49,158,431
NET ASSETS
  Beginning of period .............................................................................    71,015,308      21,856,877
                                                                                                     ------------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $0,
    RESPECTIVELY) .................................................................................  $ 68,894,858     $71,015,308
                                                                                                     ============     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           YEAR ENDED                   FROM
                                                                                          DECEMBER 31,                INCEPTION
                                                                                  ---------------------------         3/2/98 TO
                                                                                   2001       2000      1999           12/31/98
                                                                                  ------     ------    ------        -----------
Net asset value, beginning of period ..........................................   $17.90     $17.28    $12.16           $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4) .............................................    (0.08)     (0.06)       --             0.01
  Net realized and unrealized gain (loss) .....................................    (4.45)      2.51      5.54             2.16
                                                                                  ------     ------    ------           ------
    TOTAL FROM INVESTMENT OPERATIONS ..........................................    (4.53)      2.45      5.54             2.17
                                                                                  ------     ------    ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income ........................................       --         --        --            (0.01)
  Dividends from net realized gains ...........................................       --      (1.83)    (0.42)              --
                                                                                  ------     ------    ------           ------
    TOTAL DISTRIBUTIONS .......................................................       --      (1.83)    (0.42)           (0.01)
                                                                                  ------     ------    ------           ------
CHANGE IN NET ASSET VALUE .....................................................    (4.53)      0.62      5.12             2.16
                                                                                  ------     ------    ------           ------
NET ASSET VALUE, END OF PERIOD ................................................   $13.37     $17.90    $17.28           $12.16
                                                                                  ======     ======    ======           ======
Total return ..................................................................   (25.28)%    13.75%    45.62%           21.75%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .........................................  $68,895    $71,015   $21,857           $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3) .......................................................     1.05%(5)   1.05%     1.05%            1.05%(1)
  Net investment income (loss) ................................................    (0.52)%    (0.28)%   (0.33)%           0.15%(1)
Portfolio turnover rate .......................................................      137%        97%      169%             127%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed  expenses,  the ratio of operating expenses to average net assets would have been 1.10%, 1.19%, 2.04% and 2.82% for the periods ended December 31, 2001, 2000, 1999 and 1998, respectively.
(4) Computed using average shares outstanding.
(5) The ratio of operating  expenses to average net assets  excludes the effect of expense  offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

INVESTOR PROFILE
     Phoenix-Seneca Strategic Theme Series seeks long-term capital appreciation by identifying securities benefiting from long-term trends present in the United States and abroad.

INVESTMENT ADVISER'S REPORT
     For the 12 months ended December 31, 2001, Phoenix-Seneca Strategic Theme Edge Series returned -27.36% compared with a return of -11.87% for the S&P 500 Index(2) and -20.42% for the Russell 1000 Growth Stock Index.(1)

     The year 2001 was extraordinary in its harshness in every regard, and for investors, it deepened the misery of 2000. It is rare for the U.S. equity markets to post two consecutive annual declines, but virtually all major stock market averages fell in each of the last two years. Despite a remarkably strong rally in the fourth quarter of 2001, the broadest measure of U.S. stock performance, the Wilshire 5000 Index*, registered a double-digit percentage decline for the year.

     In hindsight, the reasons for the sharp sell off are clear: the bursting of the tech bubble and the dramatic economic slowdown from the heady pace of the late 1990s. We had hoped the inevitable Internet crash could occur without devastating the economy, but the interconnections between the "new" and the "old" economies were substantial. As upstarts imploded, they took a chunk out of the revenue streams of established companies throughout the economy, from technology to real estate to retailing. Any company that had relied on the dot coms and telecoms to continue spending on equipment, space, supplies and services was disappointed. Easy money, overinvestment, overleverage, and overcapacity in the "new" economy led to a sharp downturn in the entire economy. Groups as far removed from the technology bubble as pharmaceuticals and utilities fell hard.

     Growth stocks were especially beaten down as multiples deflated and new growth industries such as the Internet and alternative telecommunications fizzled. "Value" investing, which is variously defined as investing in asset rich companies, companies with low P/E multiples, or turnaround situations, lost less during the bear market. As "growth" investors, we have not been spared. Our valuation disciplines and risk controls, however, bolstered our performance during the bear market.

     The most significant drag on performance for the portfolio during the last 12 months came from the technology sector. Technology was by far the largest weighting in the portfolio in 2001, averaging over 30% and it was the worst performing sector. As growth managers, we will tend to have higher exposure to traditional high growth areas, such as technology, than the broad market. Six of the bottom ten contributors to performance for the year were technology stocks.

     The portfolio was also hurt by the underperformance of our consumer cyclicals holdings. This sector provided the second best performance in the benchmark for the year. Seneca's stocks posted a negative return, primarily due to Crown Castle International Corp., a wireless tower company we sold in July, and Cendant Corp., a travel services company. Cendant was our only holding directly affected by the September 11th attacks, and we sold the stock at the end of September.

     The outperformance of our health-care stocks was a significant positive in 2001. Our top performers in this sector were Johnson & Johnson, Laboratory Corp. of America Holdings and Medtronic, Inc. Johnson & Johnson was the number one overall contributor to performance for the year, and Lab Corp. and Medtronic were both in the top ten. These companies were able to produce significant earnings gains despite the deteriorating economy.

     The portfolio's underweighted position in utility stocks and their outperformance helped performance on a relative basis. Utilities were the worst performers in the Russell 1000 Growth Index, down over 70%. Our utility holdings were limited to two stocks: Mirant Corp. and El Paso Natural Gas, both of which were sold in the first half of the year (Mirant was sold with a gain of over 30%). We did not hold stocks in the sector during the periods of their worst performance.


OUTLOOK
     Despite ongoing layoffs and continued debt problems, there is cause for optimism that the economy will recover. The Federal Reserve's aggressive rate cuts have taken short-term rates to their lowest levels in 40 years. Consumers have reliquified through the mortgage-refinancing boom. Housing remains vibrant and will continue to lead spending on furniture and other durable goods. While consumer spending cannot surge in a tough job environment, there is no imminent collapse ahead. Business spending has contracted through this recession and is now poised to snap back. Orders are strengthening in some of the hardest hit sectors of the economy, such as semiconductors. The stock market rally since September also suggests that recovery is at hand. Historically, the market rebounds three to six months before recession's end.

* The Wilshire 5000 Index measures broad stock market total-return performance and is provided for general comparative purposes. The index is unmanaged and not available for direct investment.

                      PHOENIX-SENECA STRATEGIC THEME SERIES

     Though the worst of the slump is behind us, the recovery will not be vigorous. The upturn in 2002 will benefit from patient Federal Reserve policy. With no inflation problem, and in the presence of large global concerns, the Fed will want to ensure that the economy is stable before changing its posture.

     We are well aware of the risks to our forecast. A renewed economic downdraft or a terrorist attack could derail a solid rebound. We believe, however, that the enormous liquidity that the Federal Reserve has supplied will turn the tide in the economy. The terrorist threat is a constant, but the extraordinary market rebound after September 11th is a testament to the vitality of the U.S. financial system in the face of almost unimaginable horror.

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    Strategic Theme Series    Russell 1000 Growth Stock Index(1)    S&P 500 Inde( 2)    S&P MidCap 400 Index(3)
1/29/96   $10,000.00                      $10,000.00                   $10,000.00              $10,000.00
12/31/96   11,033.00                       12,150.40                    12,144.20               11,959.40
12/31/97   12,926.80                       15,854.80                    16,197.40               15,818.20
12/31/98   18,703.90                       21,991.50                    20,855.20               18,841.30
12/31/99   28,986.60                       29,283.70                    25,263.00               21,614.90
12/29/00   25,665.40                       22,717.20                    22,942.00               25,398.70
12/31/01   18,644.40                       18,077.60                    20,217.70               25,523.20


  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                      FROM
                                                                    INCEPTION
                                                                   1/29/96 TO
                                             1 YEAR      5 YEAR     12/31/01
--------------------------------------------------------------------------------
  Strategic Theme Series                     (27.36)%    11.06%       11.08%
--------------------------------------------------------------------------------
  Russell 1000 Growth Stock Index(1)         (20.42)%     8.27%       10.51%
--------------------------------------------------------------------------------
  S&P 500 Index(2)                           (11.87)%    10.73%       12.61%
--------------------------------------------------------------------------------
  S&P MidCap 400 Index(3)                      0.49%     16.37%       17.13%
--------------------------------------------------------------------------------

This chart  assumes  an  initial  gross  investment  of $10,000  made on 1/29/96
(inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

(1) The Russell 1000 Growth Stock Index is an unmanaged, commonly used measure of large-cap growth-oriented stock total return performance.
(2) The S&P 500 Index is an unmanaged, commonly used measure of stock total return performance and is provided for general comparative purposes.
(3) The S&P MidCap 400 Index is an unmanaged commonly used measure of mid-cap stock total return performance and is provided for general comparative purposes.
The indices are not available for direct investment.

                      PHOENIX-SENECA STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                                       SHARES       VALUE
                                                       ------    ------------
COMMON STOCKS--90.1%
BIOTECHNOLOGY--3.5%
  Genzyme Corp. (b) .................................  81,650    $  4,887,569
                                                                 ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--8.1%
  Clear Channel Communications, Inc. (b) ............ 116,960       5,954,434
  EchoStar Communications Corp. Class A (b) ......... 196,850       5,407,469
                                                                 ------------
                                                                   11,361,903
                                                                 ------------
COMPUTERS (HARDWARE)--11.8%
  Dell Computer Corp. (b) ........................... 197,270       5,361,799
  International Business Machines Corp. .............  46,200       5,588,352
  Sun Microsystems, Inc. (b) ........................ 449,850       5,533,155
                                                                 ------------
                                                                   16,483,306
                                                                 ------------
COMPUTERS (NETWORKING)--3.5%
  Cisco Systems, Inc. (b) ........................... 267,500       4,844,425
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--4.1%
  Microsoft Corp. (b) ...............................  87,300       5,783,625
                                                                 ------------
ELECTRICAL EQUIPMENT--6.9%
  General Electric Co. .............................. 115,000       4,609,200
  SPX Corp. (b) .....................................  37,500       5,133,750
                                                                 ------------
                                                                    9,742,950
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--8.6%
  Intel Corp. ....................................... 208,370       6,553,236
  Micron Technology, Inc. (b) ....................... 179,090       5,551,790
                                                                 ------------
                                                                   12,105,026
                                                                 ------------
FINANCIAL (DIVERSIFIED)--7.3%
  American Express Co. .............................. 117,900       4,207,851
  Citigroup, Inc. ................................... 119,706       6,042,759
                                                                 ------------
                                                                   10,250,610
                                                                 ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.4%
  HCA, Inc. ......................................... 125,300       4,829,062
                                                                 ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--8.1%
  Baxter International, Inc. ........................  97,820       5,246,087
  Medtronic, Inc. (b) ............................... 118,120       6,048,925
                                                                 ------------
                                                                   11,295,012
                                                                 ------------
HEALTH CARE (SPECIALIZED SERVICES)--2.6%
  Laboratory Corporation of America Holdings (b) ....  44,560       3,602,676
                                                                 ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--3.5%
  Procter & Gamble Co. (The) ........................  62,000       4,906,060
                                                                 ------------
INSURANCE (MULTI-LINE)--3.6%
  American International Group, Inc. ................  63,500       5,041,900
                                                                 ------------
INVESTMENT BANKING/BROKERAGE--3.7%
  Goldman Sachs Group, Inc. (The) ...................  55,300       5,129,075
                                                                 ------------
RETAIL (SPECIALTY)--8.2%
  Office Depot, Inc. (b) ............................ 314,860       5,837,504
  Tiffany & Co. ..................................... 178,240       5,609,213
                                                                 ------------
                                                                   11,446,717
                                                                 ------------
WASTE MANAGEMENT--3.2%
  Waste Management, Inc. ............................ 141,700       4,521,647
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified cost $118,113,295) ...............................  126,231,563
                                                                 ------------


                                                       SHARES       VALUE
                                                       ------    ------------
FOREIGN COMMON STOCKS--7.1%
ELECTRICAL EQUIPMENT--3.9%
  Flextronics International Ltd. (Singapore) (b) .... 228,180    $  5,474,038
                                                                 ------------
ELECTRONICS (SEMICONDUCTORS)--3.2%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR
    (Taiwan) (b) .................................... 255,900       4,393,803
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $9,089,414) .................................    9,867,841
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS--97.2%
  (Identified cost $127,202,709) ...............................  136,099,404
                                                                 ------------

                                          STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                          (UNAUDITED)   (000)
                                          -----------   -----
SHORT-TERM OBLIGATIONS--6.7%
COMMERCIAL PAPER--6.7%
  Verizon Network Funding Corp. 2%,
    1/2/02 ..............................    A-1+      $3,770       3,769,791
  Lexington Parker Capital Co. LLC 2%,
    1/8/02 ..............................    A-1        2,000       1,999,222
  Special Purpose Accounts Receivable
    Cooperative Corp. 1.77%, 1/9/02 .....    A-1        3,650       3,648,564
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $9,417,577) ..............................       9,417,577
                                                                 ------------
TOTAL INVESTMENTS--103.9%
  (Identified cost $136,620,286) ............................     145,516,981(a)
  Other assets and liabilities, net--(3.9)% .................      (5,420,760)
                                                                 ------------
NET ASSETS--100.0% ..........................................    $140,096,221
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,783,627 and gross depreciation of $4,886,932 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $136,620,286.
(b) Non-income producing.

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investment securities at value (Identified cost $136,620,286) ..........................................              $145,516,981
Receivables
  Investment securities sold ...........................................................................                 1,225,106
  Dividends and interest ...............................................................................                    84,761
  Fund shares sold .....................................................................................                    58,477
Prepaid expenses .......................................................................................                     1,545
                                                                                                                      ------------
    Total assets .......................................................................................               146,886,870
                                                                                                                      ------------
LIABILITIES
Cash overdraft .........................................................................................                     1,769
Payables
  Investment securities purchased ......................................................................                 6,503,456
  Fund shares repurchased ..............................................................................                    70,350
  Investment advisory fee ..............................................................................                    88,974
  Financial agent fee ..................................................................................                    11,816
  Trustees' fee ........................................................................................                     3,262
Accrued expenses .......................................................................................                   111,022
                                                                                                                      ------------
    Total liabilities ..................................................................................                 6,790,649
                                                                                                                      ------------
NET ASSETS .............................................................................................              $140,096,221
                                                                                                                      ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....................................................              $207,674,837
  Accumulated net realized loss ........................................................................               (76,475,311)
  Net unrealized appreciation ..........................................................................                 8,896,695
                                                                                                                      ------------
NET ASSETS .............................................................................................              $140,096,221
                                                                                                                      ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .......................                12,767,401
                                                                                                                      ============
Net asset value and offering price per share ...........................................................                    $10.97
                                                                                                                            ======

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends ............................................................................................              $    636,408
  Interest .............................................................................................                   430,612
                                                                                                                      ------------
    Total investment income ............................................................................                 1,067,020
                                                                                                                      ------------
EXPENSES
  Investment advisory fee ..............................................................................                 1,224,079
  Financial agent fee ..................................................................................                   166,984
  Printing .............................................................................................                    84,415
  Custodian ............................................................................................                    36,851
  Professional .........................................................................................                    26,863
  Trustees .............................................................................................                     8,437
  Miscellaneous ........................................................................................                    11,949
                                                                                                                      ------------
    Total expenses .....................................................................................                 1,559,578
    Custodian fees paid indirectly .....................................................................                    (1,694)
                                                                                                                      ------------
    Net expenses .......................................................................................                 1,557,884
                                                                                                                      ------------
NET INVESTMENT LOSS ....................................................................................                  (490,864)
                                                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities ......................................................................               (70,937,839)
  Net change in unrealized appreciation (depreciation) on investments ..................................                15,104,041
                                                                                                                      ------------
NET LOSS ON INVESTMENTS ................................................................................               (55,833,798)
                                                                                                                      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................              $(56,324,662)
                                                                                                                      ============

                        See Notes to Financial Statements

                      PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        YEAR ENDED      YEAR ENDED
                                                                                                         12/31/01        12/31/00
                                                                                                       ------------    ------------
FROM OPERATIONS
  Net investment income (loss) .....................................................................   $   (490,864)   $   (732,184)
  Net realized gain (loss) .........................................................................    (70,937,839)     31,678,375
  Net change in unrealized appreciation (depreciation) .............................................     15,104,041     (63,982,937)
                                                                                                       ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    (56,324,662)    (33,036,746)
                                                                                                       ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ....................................................................     (4,577,499)    (10,013,375)
  Net realized long-term gains .....................................................................        (41,567)    (17,523,406)
                                                                                                       ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................................     (4,619,066)    (27,536,781)
                                                                                                       ------------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (3,047,646 and 4,520,187 shares, respectively) .....................     38,481,933     101,129,131
  Net asset value of shares issued from reinvestment of distributions (352,756 and 1,741,656 shares,
    respectively) ..................................................................................      4,619,066      27,536,781
  Cost of shares repurchased (3,750,199 and 1,922,135 shares, respectively) ........................    (45,578,210)    (41,925,955)
                                                                                                       ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................................     (2,477,211)     86,739,957
                                                                                                       ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................................    (63,420,939)     26,166,430
NET ASSETS
  Beginning of period ..............................................................................    203,517,160     177,350,730
                                                                                                       ------------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0 AND $0, RESPECTIVELY) ..   $140,096,221    $203,517,160
                                                                                                       ============    ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------------
                                                                                2001       2000      1999      1998      1997
                                                                               ------     ------    ------    ------    ------
Net asset value, beginning of period .......................................   $15.52     $20.21    $15.40    $11.32    $10.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............................................    (0.04)(3)  (0.07)(3)    --      0.01      0.05
  Net realized and unrealized gain (loss) ..................................    (4.15)     (2.20)     8.19      5.03      1.82
                                                                               ------     ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS .......................................    (4.19)     (2.27)     8.19      5.04      1.87
                                                                               ------     ------    ------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net investment income .....................................       --         --        --     (0.01)    (0.05)
  Dividends from net realized gains ........................................    (0.36)     (2.42)    (2.91)    (0.95)    (1.47)
  Tax return of capital ....................................................       --         --     (0.47)       --     (0.01)
                                                                               ------     ------    ------    ------    ------
    TOTAL DISTRIBUTIONS ....................................................    (0.36)     (2.42)    (3.38)    (0.96)    (1.53)
                                                                               ------     ------    ------    ------    ------
CHANGE IN NET ASSET VALUE ..................................................    (4.55)     (4.69)     4.81      4.08      0.34
                                                                               ------     ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD .............................................   $10.97     $15.52    $20.21    $15.40    $11.32
                                                                               ======     ======    ======    ======    ======
Total return ...............................................................   (27.36)%   (11.46)%   54.98%    44.69%    17.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...................................... $140,096   $203,517  $177,351   $75,098   $47,620
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1) ....................................................     0.96%(2)   0.92%     0.97%     0.99%     1.00%
  Net investment income (loss) .............................................    (0.30)%    (0.32)%   (0.18)%   (0.01)%    0.42%
Portfolio turnover rate ....................................................      162%       118%      150%      364%      642%

(1) If the  investment  adviser had not waived fees and  reimbursed  expenses,  the ratio of operating  expenses to average net assets would have been 1.14% for the periods ended December 31, 1997.
(2) For the year ended December 31, 2001 the ratio of operating  expenses to average net assets  excludes the effect of expense offsets from custodian fees if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

NOTE 1--ORGANIZATION
    The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Life Variable Accumulation Account (the "Account") from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

    The Fund is comprised of 30 Series each having a distinct investment objective as outlined below:

------------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                               INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series ("Aberdeen International")        High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series ("Aberdeen New Asia")                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series ("AIM Mid-Cap Equity")                Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                        Long-term capital growth.
  ("Alliance/Bernstein Growth + Value")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche  Dow 30 Series  ("Deutsche Dow 30")                    Track the total return of the Dow Jones Industrial
  (formerly Phoenix-Bankers Trust Dow 30 Series)                          Average(SM) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series ("Deutsche Nasdaq-100       Track the total return of the NASDAQ 100 Index(R) before
  Index(R)") (formerly Phoenix-Bankers Trust Nasdaq-100 Index(R) Series)  fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                     Capital appreciation and income with approximately equal
  ("Duff & Phelps Real Estate Securities")                                emphasis.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series ("Engemann                       Intermediate and long-term growth of capital, with income
  Capital Growth")                                                        as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                     Long-term capital appreciation by investing in
  ("Engemann  Nifty Fifty")                                               approximately 50 different securities that offer the
                                                                          best potential for long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                          Long-term growth of capital by normally investing at least
  ("Engemann Small & Mid-Cap Growth")                                     65% of assets in equities of "small-cap" and "mid-cap"
                                                                          companies with market capitalization under $2 billion.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                           Maximize total return by investing primarily in debt
  ("Federated U.S. Government Bond")                                      obligations of the U.S. Government, its agencies and
                                                                          instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin  Money Market Series                                    Provide maximum current income consistent with capital
  ("Goodwin Money Market")                                                preservation and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                        Long-term total return.
  ("Goodwin Multi-Sector Fixed Income")
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                   Long-term capital appreciation and a secondary investment
  ("Hollister Value Equity")                                              objective of current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series                      High total return by investing in a broadly diversified
  ("J.P. Morgan Research Enhanced Index")                                 portfolio of equity securities of large and medium
                                                                          capitalization companies within market sectors reflected
                                                                          in the S&P 500.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series ("Janus Core Equity")                  Long-term growth of capital.
  (formerly, Phoenix-Janus Equity Income Series)
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                    Maximum total return consistent with the
  preservation of ("Janus Flexible Income")                               capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series ("Janus Growth")                            Long-term capital growth consistent with the
                                                                          preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                               Long-term growth of capital and future income rather than
  ("MFS Investors Growth Stock")                                          current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series ("MFS Investors Trust")              Long-term growth of capital and secondarily to provide
                                                                          reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series ("MFS Value")                                  Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                              Capital appreciation by investing primarily in equity
  ("Morgan Stanley Focus Equity")                                         securities.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series ("Oakhurst Balanced")                  Reasonable income, long-term capital growth and
                                                                          conservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                               Dividend growth, current income and capital appreciation
  ("Oakhurst  Growth and  Income")                                        by investing in common stocks.
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
  FUND NAME                                                               INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                            Realize as high a level of total rate of return over an
  ("Oakhurst Strategic Allocation")                                       extended period of time as is considered consistent with
                                                                          prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                           Long-term capital appreciation through investing in
  ("Sanford Bernstein Global Value")                                      foreign and domestic equity securities.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                          Long-term capital appreciation with current income as the
  ("Sanford Bernstein Mid-Cap Value")                                     secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                        Long-term capital appreciation by investing primarily in
  ("Sanford Bernstein Small-Cap Value")                                   small-capitalization stocks the adviser believes are
                                                                          undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca  Mid-Cap Growth Series                                   Capital appreciation primarily through investments in
  ("Seneca Mid-Cap  Growth")                                              equity securities of companies that have the potential
                                                                          for above average market appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                   Long-term appreciation of capital by identifying
  ("Seneca Strategic Theme")                                              securities benefiting from long-term trends present in the
                                                                          United States and abroad.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A.  SECURITY VALUATION
    Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

    Certain securities held by the following Series were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At December 31, 2001, the total value of securities for which prices were provided by principal market makers represented (approximately) the following percentages of net assets:

      SERIES                                            PERCENTAGE OF NET ASSETS
      ------                                            ------------------------
      Goodwin Multi-Sector Fixed Income ...............             6%

    Goodwin Money Market uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

B.  SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    Effective January 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in reductions to the cost of securities, corresponding increases in net unrealized appreciation (depreciation), and equivalent decreases in undistributed net investment income based on securities held by each Series on December 31, 2000 as detailed below:

                                                  REDUCTION IN          INCREASE IN UNREALIZED
    SERIES                                     COST OF SECURITIES     APPRECIATION (DEPRECIATION)
    ------                                     ------------------     ---------------------------
    Engemann Capital Growth ..................      $   876                     $   876
    Federated U.S. Government Bond ...........       30,566                      30,566
    Goodwin Multi-Sector Fixed Income ........       63,340                      63,340
    Janus Core Equity ........................       14,163                      14,163
    Janus Flexible Income ....................        2,585                       2,585
    Oakhurst Balanced ........................       69,136                      69,136
    Oakhurst Strategic Allocation ............       75,019                      75,019

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    The effect of this change for the year ended December 31, 2001 was to increase (decrease) net investment income, increase (decrease) net unrealized appreciation (depreciation) and increase (decrease) net realized gains (losses) for each Series as detailed below. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflected this change.

                                                               INCREASE (DECREASE) IN    NET UNREALIZED    NET REALIZED
                                                                   NET INVESTMENT         APPRECIATION         GAINS
    SERIES                                                             INCOME            (DEPRECIATION)      (LOSSES)
    ------                                                     ----------------------    --------------    ------------
    Engemann Capital Growth ................................         $ (30,601)             $ 26,722         $  3,879
    Federated U.S. Government Bond .........................           (38,093)               28,391            9,702
    Goodwin Multi-Sector Fixed Income ......................            13,561                23,682          (37,243)
    J.P. Morgan Research Enhanced Index ....................            (3,041)                  832            2,209
    Janus Core Equity ......................................           (10,743)                8,496            2,247
    Janus Flexible Income ..................................           (20,066)                7,394           12,672
    Oakhurst Balanced ......................................           (71,220)               65,918            5,302
    Oakhurst Strategic Allocation ..........................          (141,191)              138,357            2,834

C.  INCOME TAXES
    Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. To the extent that any Series does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

D.  DISTRIBUTIONS TO SHAREHOLDERS
    Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, gain/loss on futures contract, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E.  FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F.  FORWARD CURRENCY CONTRACTS
    Certain Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G.  FUTURES CONTRACTS
    A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margins" and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risks to the Series are that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract.

H.  OPTIONS
    Certain Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

    Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

    Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At December 31, 2001, the Fund had no options outstanding.

I.  EXPENSES
    Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    Certain Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.  REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.  SWAP AGREEMENTS
    Certain Series may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At December 31, 2001, the Fund had no swap agreements outstanding.

M.  LOAN AGREEMENTS
    Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
    The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisers, Inc. ("PVA"), Phoenix-Aberdeen International Advisers, LLC ("PAIA"), and Duff & Phelps Investment Management Co. ("DPIM"). As a compensation for their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                                                            RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES                                                      ADVISER      $250 MILLION     $250 MILLION      $500 MILLION
    ------                                                      -------     --------------    -------------     -------------
    Aberdeen International ..................................     PIC            0.75%             0.70%             0.65%
    Aberdeen New Asia .......................................    PAIA            1.00              1.00              1.00
    AIM Mid-Cap Equity ......................................     PVA            0.85              0.85              0.85
    Alliance/Bernstein Growth + Value .......................     PVA            0.85              0.85              0.85
    Deutsche Dow 30 .........................................     PVA            0.35              0.35              0.35
    Deutsche Nasdaq-100 Index(R) ............................     PVA            0.35              0.35              0.35
    Engemann Capital Growth .................................     PIC            0.70              0.65              0.60
    Engemann Nifty Fifty ....................................     PIC            0.90              0.80              0.70
    Engemann Small & Mid-Cap Growth .........................     PIC            0.90              0.90              0.90
    Federated U.S. Government Bond ..........................     PVA            0.60              0.60              0.60
    Goodwin Money Market ....................................     PIC            0.40              0.35              0.30
    Goodwin Multi-Sector Fixed Income .......................     PIC            0.50              0.45              0.40
    Hollister Value Equity ..................................     PIC            0.70              0.65              0.60

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

                                                                            RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
    SERIES                                                      ADVISER      $250 MILLION     $250 MILLION      $500 MILLION
    ------                                                      -------     --------------    -------------     -------------
    J.P. Morgan Research Enhanced Index .....................    PVA             0.45             0.45              0.45
    Janus Core Equity .......................................    PVA             0.85             0.85              0.85
    Janus Flexible Income ...................................    PVA             0.80             0.80              0.80
    Janus Growth ............................................    PVA             0.85             0.85              0.85
    MFS Investors Growth Stock ..............................    PVA             0.75             0.75              0.75
    MFS Investors Trust .....................................    PVA             0.75             0.75              0.75
    MFS Value ...............................................    PVA             0.75             0.75              0.75
    Morgan Stanley Focus Equity .............................    PVA             0.85             0.85              0.85
    Oakhurst Balanced .......................................    PIC             0.55             0.50              0.45
    Oakhurst Growth and Income ..............................    PIC             0.70             0.65              0.60
    Oakhurst Strategic Allocation ...........................    PIC             0.60             0.55              0.50
    Sanford Bernstein Global Value ..........................    PVA             0.90             0.90              0.90
    Sanford Bernstein Mid-Cap Value .........................    PVA             1.05             1.05              1.05
    Sanford Bernstein Small Cap Value .......................    PVA             1.05             1.05              1.05
    Seneca Mid-Cap Growth ...................................    PIC             0.80             0.80              0.80
    Seneca Strategic Theme ..................................    PIC             0.75             0.70              0.65

                                                                            RATE FOR FIRST    RATE FOR NEXT     RATE FOR OVER
                                                                              $1 BILLION       $1 BILLION        $2 BILLION
                                                                            --------------    -------------     -------------
    Duff & Phelps Real Estate Securities ....................    DPIM            0.75             0.70              0.65

    Pursuant to a subadvisory agreement with the Fund, certain advisers delegate certain investment decisions and research functions with respect to the following Series to the subadvisor indicated, for which services each is paid a fee by the respective adviser.

    SERIES                                         SUBADVISER
    ------                                         ----------
    Aberdeen International                         Aberdeen Fund Managers, Inc. ("Aberdeen")
    Aberdeen New Asia                              Aberdeen Fund Managers, Inc. ("Aberdeen") and Phoenix Investment Council ("PIC")
    AIM Mid-Cap Equity                             A I M Capital Management ("AIM")
    Alliance/Bernstein Growth + Value              Alliance Capital Management ("Alliance")
    Deutsche Dow 30                                Deutsche Asset-Management ("DAMI")
    Deutsche Nasdaq-100 Index(R)                   Deutsche Asset-Management ("DAMI")
    Engemann Capital Growth                        Roger Engemann & Associates ("Engemann")
    Engemann Nifty Fifty                           Roger Engemann & Associates ("Engemann")
    Engemann Small & Mid-Cap Growth                Roger Engemann & Associates ("Engemann")
    Federated U.S. Government Bond                 Federated Investment Management Company ("Federated")
    J.P. Morgan Research Enhanced Index            J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
    Janus Core Equity                              Janus Capital Corporation ("Janus")
    Janus Flexible Income                          Janus Capital Corporation ("Janus")
    Janus Growth                                   Janus Capital Corporation ("Janus")
    MFS Investors Growth Stock                     MFS Investment Management ("MFS")
    MFS Investors Trust                            MFS Investment Management ("MFS")
    MFS Value                                      MFS Investment Management ("MFS")
    Morgan Stanley Focus Equity                    Morgan Stanley Asset Management ("MSAM")
    Sanford Bernstein Global Value                 Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Mid-Cap Value                Alliance Capital Management L.P. ("Alliance")
    Sanford Bernstein Small Cap Value              Alliance Capital Management L.P. ("Alliance")
    Seneca Mid-Cap Growth                          Seneca Capital Management, LLC ("Seneca")
    Seneca Strategic Theme                         Seneca Capital Management, LLC ("Seneca")

    PIC, PVA, and PAIA employ subadvisors to furnish portfolio management services to the Series, subject to Investment Subadvisory Agreements, the terms of which are described below.

    PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Roger Engemann & Associates, Inc. is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Seneca Capital Management LLC are owned by Phoenix Investment Partners, Ltd. Phoenix Invesment Partners in turn is a wholly-owned subsidiary of The Phoenix Companies, Inc.

    PIC has engaged Aberdeen Fund Managers, Inc. ("Aberdeen") as a subadvisor to the Aberdeen International. Aberdeen provides the day-to-day portfolio management for this Series. For implementing certain portfolio transactions and providing other services to this Series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this Series of 0.375% on the first $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which Phoenix Life Insurance Company ("Phoenix") owns approximately 20%.

    PAIA has engaged Aberdeen as a subadvisor to the Aberdeen New Asia. PAIA has also engaged PIC to implement domestic cash management for this Series. Aberdeen provides all other day-to-day investment operations for this Series including international portfolio management. For implementing certain portfolio transactions and providing research and other services to this Series, PAIA pays a monthly fee to Aberdeen based on an annual percentage of 0.40% the average daily net assets of this Series.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    Pursuant to a subadvisory agreement between PVA and A I M Capital Management, Inc. ("AIM"), AIM is the subadvisor and furnishes portfolio management services to AIM Mid-Cap Equity. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of 0.50% of the average daily net assets of this Series.

    Pursuant to a subadvisory agreement between PVA and Alliance Capital Management L.P. ("Alliance"), Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Growth + Value. Alliance will manage the portion of this Series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). For the services provided through December 31, 2002, PVA pays a monthly fee to Alliance based on an annual percentage of 0.50% of the average daily net assets of this Series.

    Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including affecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Global Value, Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of the series as follows:

                                                      RATE FOR FIRST   RATE FOR NEXT  RATE FOR NEXT   RATE FOR NEXT  RATE FOR OVER
    SERIES(1)                                           $25 MILLION     $25 MILLION    $25 MILLION    $100 MILLION   $175 MILLION
    --------                                          --------------   -------------  -------------   -------------  -------------
    Sanford Bernstein Global Value ................        0.65%           0.50%          0.45%           0.40%          0.30%
    Sanford Bernstein Mid-Cap Value ...............        0.80            0.60           0.60            0.60           0.60

                                                      RATE FOR FIRST   RATE FOR NEXT  RATE FOR OVER
                                                        $10 MILLION     $10 MILLION    $20 MILLION
                                                      --------------   -------------  -------------
    Sanford Bernstein Small-Cap Value .............        1.00            0.875          0.75

(1) The series subadvised by the Bernstein Unit receive a 10% reduction in fees for all or a portion of these series' assets when certain assets of the series exceed $10 million. As a result of this reduction in fees, the current rate for calculating subadvisory fees for the Phoenix-Sanford Bernstein Small-Cap Value Series is 0.82% of average daily net assets.

    Pursuant to a subadvisory agreement between PVA and Deutsche Asset Management, Inc. ("DAMI"), DAMI is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Deutsche Trust Dow 30 and Deutsche Nasdaq-100 Index(R) Series. For the services provided, PVA pays a monthly fee to DAMI (subject to a $100,000 annual minimum for each Series) based on an annual percentage of 0.10% of the average daily net assets of each of these Series.

    Pursuant to a subadvisory agreement between the Fund, PIC and Roger Engemann & Associates ("Engemann") with respect to the Engemann Nifty Fifty, and pursuant to subadvisory agreements between PIC and Engemann with respect to the Engemann Capital Growth and Phoenix-Engemann Small & Mid-Cap Growth, Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to these Series. For the services provided, PIC pays a monthly fee to Engemann for the Engemann Nifty Fifty based on an annual percentage of the average daily net assets of 0.45% up to $500 million and 0.35% of such value in excess of $500 million; for the Phoenix-Engemann Capital Growth Series based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion; and for Engemann Small & Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.45%.

    Pursuant to a subadvisory agreement between PVA and Federated Investment Management Company ("Federated"), Federated is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Federated U.S. Government Bond. For the services provided, PVA pays a monthly fee to Federated based on an annual percentage of the average daily net assets of this Series of 0.30% up to $25 million, 0.25% of such value between $25 million and $50 million, 0.20% of such value between $50 million and $100 million and a negotiable fee on such value in excess of $100 million.

    Pursuant to a subadvisory agreement between the Fund, PVA, and J.P. Morgan Investment Management Inc. ("J.P. Morgan"), J.P. Morgan is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the J.P. Morgan Research Enhanced Index. For the services provided, PVA pays a monthly fee to J.P. Morgan based on an annual percentage of the average daily net assets of this Series of 0.25% up to $100 million and 0.20% on such value in excess of $100 million.

    Pursuant to a subadvisory agreement between PVA and Janus Capital Corporation ("Janus"), Janus is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Janus Core Equity, Janus Flexible Income and Janus Growth. For the services provided, PVA pays a monthly fee to Janus based on an annual percentage of the average daily net assets of each of these Series (calculated separately, not in the aggregate) of 0.55% up to $100 million, 0.50% of such value between $100 million and $500 million and 0.45% on such value in excess of $500 million.

    Pursuant to a subadvisory agreement between PVA and Massachusetts Financial Services Company, Inc., doing business as MFS Investment Management ("MFS"), MFS is the subadvisor and furnishes portfolio management services to the MFS Investors Growth Stock, MFS Investors Trust, and MFS Value. For the services provided, PVA pays a monthly fee to MFS based on an annual percentage of the combined average daily net assets of all three of these Series of 0.375% up to $500 million, 0.35% on such value between $500 million and $900 million, 0.325% on such value between $900 million and $1.5 billion and 0.25% on such value in excess of $1.5 billion.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    Pursuant to a subadvisory agreement between PVA and Morgan Stanley Asset Management ("MSAM"), MSAM is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Morgan Stanley Focus Equity. For the services provided, PVA pays a monthly fee to MSAM based on an annual percentage of the average daily net assets of this Series of 0.55% up to $150 million, 0.45% on such value between $150 million and $300 million and 0.40% on such value in excess of $300 million.

    PAIA has engaged PIC as a subadvisor to the Aberdeen New Asia to implement domestic cash management for this series. Aberdeen Fund Managers, Inc. provides all other day-to-day investment operations for this Series including international portfolio management. For providing research and other domestic advisory services to the series, PAIA pays a monthly fee to PIC based on an annual percentage of 0.30% of the average daily net assets of this Series.

    Pursuant to a subadvisory agreement between the Fund, PIC and Seneca Capital Management, LLC ("Seneca") with respect to the Seneca Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to the Seneca Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Seneca Mid-Cap Growth and Seneca Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for the Seneca Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for the Seneca Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $202 million and $1 billion, 0.35% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

    The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the year ended December 31, 2001, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

                                                                                   MAXIMUM OPERATING            MAXIMUM OPERATING
                                                                                    EXPENSE THROUGH             EXPENSE EFFECTIVE
    SERIES                                                                             12/31/01                      1/1/02
    ------                                                                         -----------------            -----------------
    Aberdeen International ...................................................           0.40%                        0.40%
    Aberdeen New Asia ........................................................           0.25                         0.30
    AIM Mid-Cap Equity .......................................................           0.20                         0.20
    Alliance/Bernstein Growth + Value ........................................           0.20                         0.20
    Deutsche Dow 30 ..........................................................           0.15                         0.20
    Deutsche Nasdaq-100 Index(R) .............................................           0.15                         0.20
    Duff & Phelps Real Estate Securities .....................................           0.25                         0.30
    Engemann Capital Growth ..................................................           0.15                         0.20
    Engemann Nifty Fifty .....................................................           0.15                         0.20
    Engemann Small & Mid-Cap Growth ..........................................           0.25                         0.30
    Federated U.S Government Bond ............................................           0.25*                        0.25
    Goodwin Money Market .....................................................           0.15                         0.20
    Goodwin Multi-Sector Fixed Income ........................................           0.15                         0.20
    Hollister Value Equity ...................................................           0.15                         0.20
    J.P. Morgan Research Enhanced Index ......................................           0.10                         0.15
    Janus Core Equity ........................................................           0.15                         0.20
    Janus Flexible Income ....................................................           0.15                         0.20
    Janus Growth .............................................................           0.15                         0.20
    MFS Investors Growth Stock ...............................................           0.20                         0.20
    MFS Investors Trust ......................................................           0.20                         0.20
    MFS Value ................................................................           0.20                         0.20
    Morgan Stanley Focus Equity ..............................................           0.15                         0.20
    Oakhurst Balanced ........................................................           0.15                         0.20
    Oakhurst Growth & Income .................................................           0.15                         0.20
    Oakhurst Strategic Allocation ............................................           0.15                         0.20
    Sanford Bernstein Global Value ...........................................           0.15                         0.20
    Sanford Bernstein Mid-Cap Value ..........................................           0.15                         0.20
    Sanford Bernstein Small-Cap Value ........................................           0.15                         0.20
    Seneca Mid-Cap Growth ....................................................           0.25                         0.30
    Seneca Strategic Theme ...................................................           0.25                         0.30

    *Prior to May 1, 2001, this rate was 0.15%.

    As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended December 31, 2001, financial agent fees were $2,819,775 of which PEPCO received $930,968. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

    For the year ended December 31, 2001, the Fund paid PXP Securities Corp., a wholly owned subsidiary of Phoenix, brokerage commissions of $167,394 in connection with portfolio transactions effected by it.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    At December 31, 2001, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

    AIM Mid-Cap Equity ............................................  $3,189,675
    Alliance/Bernstein Growth + Value .............................   2,669,973
    Deutsche Dow 30 ...............................................   4,436,095
    Deutsche Nasdaq-100 Index(R) ..................................   2,078,790
    Engemann Small & Mid-Cap Growth ...............................   2,442,856
    Federated U.S. Government Bond ................................   5,988,880
    Janus Core Equity .............................................     701,225
    Janus Flexible Income .........................................   5,563,875
    MFS Investors Growth Stock ....................................   3,199,854
    MFS Investors Trust ...........................................   3,120,675
    MFS Value .....................................................   3,164,970
    Morgan Stanley Focus Equity ...................................   3,820,385
    Sanford Bernstein Global Value ................................   6,710,935
    Sanford Bernstein Mid-Cap Value ...............................   2,179,092
    Sanford Bernstein Small-Cap Value .............................   2,430,278

NOTE 4--PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities during the year ended December 31, 2001, (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated to the following:

                                                      PURCHASES         SALES
                                                    ------------    ------------
    Aberdeen International ........................ $137,128,949    $147,161,220
    Aberdeen New Asia .............................    5,677,280       5,926,749
    AIM Mid-Cap Equity ............................    3,169,676         327,409
    Alliance/Bernstein Growth + Value .............    3,415,313          25,256
    Deutsche Dow 30 ...............................   15,670,478       7,030,146
    Deutsche Nasdaq-100 Index(R) ..................   12,625,659       6,150,605
    Duff & Phelps Real Estate Securities ..........   20,056,502      12,870,145
    Engemann Capital Growth .......................  647,382,008     749,765,286
    Engemann Nifty Fifty ..........................   29,267,240      31,015,804
    Engemann Small & Mid-Cap Growth ...............   12,362,629       2,934,641
    Goodwin Multi-Sector Fixed Income .............  203,352,129     191,362,512
    Hollister Value Equity ........................  208,306,680     155,449,593
    J.P. Morgan Research Enhanced Index ...........   47,756,939      42,536,573
    Janus Core Equity .............................   25,070,816      15,765,790
    Janus Flexible Income .........................   33,739,629      26,682,053
    Janus Growth ..................................   43,112,997      22,771,409
    MFS Investors Growth Stock ....................    4,666,309       1,121,222
    MFS Investors Trust ...........................    3,259,886         128,012
    MFS Value .....................................    4,686,763         314,823
    Morgan Stanley Focus Equity ...................   11,359,900       8,686,727
    Oakhurst Balanced .............................   81,658,543      94,884,487
    Oakhurst Growth and Income ....................   45,660,578      32,170,911
    Oakhurst Strategic Allocation .................  117,739,505     133,952,649
    Sanford Bernstein Global Value ................    4,000,580       1,856,072
    Sanford Bernstein Mid-Cap Value ...............   34,611,438       7,897,377
    Sanford Bernstein Small Cap Value .............   14,133,393       1,539,000
    Seneca Mid-Cap Growth .........................  109,735,782      89,545,892
    Seneca Strategic Theme ........................  257,921,225     249,614,461

    There were no purchases or sales of such securities in the Phoenix-Federated U.S. Government Bond Series or the Phoenix-Goodwin Money Market Series.

    Purchases and sales of long-term U.S. Government securities during the year ended December 31, 2001, aggregated the following:

                                                      PURCHASES         SALES
                                                    ------------    ------------
    Engemann Capital Growth ....................... $  7,595,721    $  5,000,000
    Federated U.S. Government Bond ................   11,542,481       7,643,352
    Goodwin Multi-Sector Fixed Income .............  108,583,592     111,423,358
    J.P. Morgan Research Enhanced Index ...........      180,053              --
    Janus Core Equity .............................      646,294         412,680
    Janus Flexible Income .........................   36,587,798      29,746,419
    Oakhurst Balanced .............................   28,189,911      27,092,819
    Oakhurst Strategic Allocation .................   47,017,178      51,523,588

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001


NOTE 5--FUTURES CONTRACTS

    At December 31, 2001, the following Series had entered into futures contracts as follows:

                                                                                           VALUE OF                       NET
                                                                               NUMBER      CONTRACTS     MARKET       UNREALIZED
                                                                EXPIRATION       OF          WHEN       VALUE OF     APPRECIATION
                                                                   DATE       CONTRACTS     OPENED      CONTRACTS   (DEPRECIATION)
                                                                ----------    ---------    ---------    ----------  --------------
    Deutsche Dow 30
      Dow Jones Industrial Average Index ....................   March '02         9        $  897,020   $  897,120     $   100

    Deutsche Nasdaq-100 Index(R)
      Nasdaq-100 Index ......................................   March '02         7           224,890      221,690      (3,200)

    J.P. Morgan Research Enhanced Index
      Standard and Poor's 500 Index .........................   March '02         5         1,433,700    1,436,500       2,800

NOTE 6--FORWARD CURRENCY CONTRACTS
    As of December 31, 2001, Phoenix-Sanford Bernstein Global Value Series had entered into the following forward currency contract which contractually obligate the Series to deliver currencies at specified dates:

                                                                                                                            NET
                                                                                                                        UNREALIZED
                                                                                            SETTLEMENT                 APPRECIATION
    CONTRACTS TO DELIVER                                                  IN EXCHANGE FOR      DATE         VALUE     (DEPRECIATION)
    --------------------                                                  ---------------   ----------    --------    --------------
    Sanford Bernstein Global Value
    JPY  (12,000,000) ...................................................  US$  (98,385)      3/20/02     $(92,065)        $6,320
    HKD (100,000) .......................................................  US$  (12,821)      3/20/02      (12,819)             2
                                                                                                                           ------
                                                                                                                           $6,322
                                                                                                                           ------

    JPY = Japanese Yen           HKD = Hong Kong Dollar
    US $ = U.S. Dollar

NOTE 7--CREDIT RISK AND CONCENTRATIONS
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

    Certain Series invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

NOTE 8--FEDERAL INCOME TAX INFORMATION
    The following Series have capital loss carryovers which may be used to offset future capital gains.

                                                                                          EXPIRATION YEAR
                                                                 ----------------------------------------------------------------
                                                                    2006         2007        2008         2009          TOTAL
                                                                 ----------  ------------ ----------  ------------  -------------
    Aberdeen International ..................................    $       --  $        --  $       --  $ 25,954,026  $ 25,954,026
    Aberdeen New Asia .......................................     1,280,431           --          --       295,786     1,576,217
    Deutsche Nasdaq-100 Index(R) ............................            --           --      35,822     1,090,517     1,126,339
    Engemann Capital Growth .................................            --           --          --   281,539,240   281,539,240
    Engemann Nifty Fifty ....................................        30,157      590,466   5,141,805    11,718,126    17,480,554
    Engemann Small & Mid-Cap Growth .........................            --           --     302,334     1,838,456     2,140,790
    Duff & Phelps Real Estate Securities ....................            --       20,308     815,184            --       835,492
    Goodwin Multi-Sector Fixed Income .......................       566,989   15,256,521   6,659,630     4,980,791    27,463,931
    Hollister Value Equity ..................................            --           --          --     5,410,594     5,410,594
    J.P. Morgan Research Enhanced Index .....................            --           --          --     5,915,199     5,915,199
    Janus Core Equity .......................................            --           --     394,837     3,269,308     3,664,145
    Janus Growth ............................................            --           --   1,736,897    15,462,439    17,199,336
    Morgan Stanley Focus Equity .............................            --           --     179,842     1,190,743     1,370,585
    Oakhurst Balanced .......................................            --           --          --     3,945,882     3,945,882
    Oakhurst Growth and Income ..............................            --           --          --     3,195,522     3,195,522
    Oakhurst Strategic Allocation ...........................            --           --          --     6,255,397     6,255,397
    Seneca Mid Growth .......................................            --           --          --    21,438,903    21,438,903
    Seneca Strategic Theme ..................................            --           --          --    74,025,180    74,025,180

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

    The following Series utilized losses deferred in prior years against 2001 capital gains as follows:

    Duff & Phelps Real Estate Securities ........................... $2,031,163
    Goodwin Money Market ...........................................      2,831
    Janus Flexible Income ..........................................     73,339
    Sanford Bernstein Mid-Cap Value ................................  1,105,896

    Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2001, the following Series deferred post-October losses as follows:

    Aberdeen International .......................................  $ 5,911,700
    Aberdeen New Asia ............................................      648,989
    Alliance/Bernstein Growth + Value ............................          943
    Deutsche Nasdaq-100 Index(R) .................................      337,458
    Engemann Nifty Fifty .........................................    2,087,981
    Engemann Small & Mid-Cap Growth ..............................      323,132
    Federated U.S. Government Bond ...............................        4,038
    Goodwin Multi-Sector Fixed Income ............................    1,180,328
    Hollister Value Equity .......................................      825,372
    J.P. Morgan Research Enhanced Index ..........................    1,074,127
    Janus Core Equity ............................................      125,426
    Janus Flexible Income ........................................       34,358
    Janus Growth .................................................    4,246,969
    Morgan Stanley Focus Equity ..................................       99,469
    Oakhurst Growth and Income ...................................      372,766
    Sanford Bernstein Global Value ...............................        5,605
    Seneca Mid-Cap Growth ........................................      758,208
    Seneca Strategic Theme .......................................    2,450,131

    For the year ended December 31, 2001, prior year post-October capital and currency losses deferred were utilized as follows:

    Aberdeen International .......................................  $   105,644
    Aberdeen New Asia ............................................        3,375
    Deutsche Nasdaq-100 Index(R) .................................      111,861
    Engemann Capital Growth ......................................   47,570,113
    Engemann Nifty Fifty .........................................      222,891
    Engemann Small & Mid-Cap Growth ..............................      156,457
    Goodwin Multi-Sector Fixed Income ............................        9,649
    Hollister Value Equity .......................................       16,146
    J.P. Morgan Research Enhanced Index ..........................      139,552
    Janus Core Equity ............................................      331,764
    Janus Flexible Income ........................................      113,944
    Morgan Stanley Focus Equity ..................................       79,248
    Oakhurst Balanced ............................................    2,362,503
    Oakhurst Growth and Income ...................................      242,627
    Oakhurst Strategic Allocation ................................    3,779,822
    Sanford Bernstein Global Value ...............................       10,069
    Sanford Bernstein Mid-Cap Value ..............................        7,332
    Sanford Bernstein Small-Cap Value ............................        2,290
    Seneca Mid-Cap Growth ........................................    2,603,886
    Seneca Strategic Theme .......................................    5,537,472

    As of December 31, 2001, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation), which are disclosed in the respective schedule of investments) were as follows:

                                                                    UNDISTRIBUTED          UNDISTRIBUTED
                                                                      ORDINARY               LONG-TERM
                                                                       INCOME              CAPITAL GAINS
                                                                    -------------          -------------
    Aberdeen International ......................................    $  458,964               $    --
    Aberdeen New Asia ...........................................       124,014                    --
    AIM Mid-Cap Equity ..........................................         6,409                    --
    Alliance/Bernstein Growth + Value ...........................            --                    --
    Deutsche Dow 30 .............................................        28,104                21,851
    Deutsche Nasdaq-100 Index(R) ................................            --                    --
    Duff & Phelps Real Estate Securities ........................       181,071                    --
    Engemann Capital Growth .....................................            --                    --
    Engemann Nifty Fifty ........................................            --                    --
    Engemann Small & Mid-Cap Growth .............................            --                    --
    Federated U.S. Government Bond ..............................        23,754                    --
    Goodwin Money Market ........................................            --                    --
    Goodwin Multi-Sector Fixed Income ...........................     1,325,991                    --
    Hollister Value Equity ......................................       136,855                    --
    J.P. Morgan Research Enhanced Index .........................       103,661                    --
    Janus Core Equity ...........................................            --                    --

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

                                                                    UNDISTRIBUTED          UNDISTRIBUTED
                                                                      ORDINARY               LONG-TERM
                                                                       INCOME              CAPITAL GAINS
                                                                    -------------          -------------
    Janus Flexible Income .......................................      $ 16,381               $     --
    Janus Growth ................................................            --                     --
    MFS Investors Growth Stock ..................................           610                     --
    MFS Investors Trust .........................................         9,331                     --
    MFS Value ...................................................        10,444                    144
    Morgan Stanley Focus Equity .................................            --                     --
    Oakhurst Balanced ...........................................       535,974                     --
    Oakhurst Growth and Income ..................................       172,435                     --
    Oakhurst Strategic Allocation ...............................       806,279                     --
    Sanford Bernstein Global Value ..............................         2,049                     --
    Sanford Bernstein Mid-Cap Value .............................       179,739                192,665
    Sanford Bernstein Small-Cap Value ...........................        19,236                  6,036
    Seneca Mid-Cap Growth .......................................            --                     --
    Seneca Strategic Theme ......................................            --                     --

    The differences between the book basis and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the statement of changes in net assets are reported as ordinary income for federal tax purposes.

NOTE 9--RECLASSIFICATION OF CAPITAL ACCOUNTS
    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the Series recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses, treatment of foreign currency transactions, non-taxable dividends, premium amortization and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Series. The following Series recorded reclassifications to increase (decrease) the accounts listed below:

                                                                         UNDISTRIBUTED         ACCUMULATED       CAPITAL PAID IN
                                                                        NET INVESTMENT        NET REALIZED        ON SHARES OF
    SERIES                                                               INCOME (LOSS)         GAIN (LOSS)     BENEFICIAL INTEREST
    ------                                                              --------------        ------------     -------------------
    Aberdeen International .........................................      $(205,030)           $ 205,030           $      --
    Aberdeen New Asia ..............................................         14,814              (14,814)                 --
    Alliance/Bernstein Growth + Value ..............................             60                   --                 (60)
    Deutsche Nasdaq-100 Index(R) ...................................         28,138                   --             (28,138)
    Duff & Phelps Real Estate Securities ...........................         (7,029)               7,029                  --
    Engemann Capital Growth ........................................         32,052                 (877)            (31,175)
    Engemann Nifty Fifty ...........................................        237,765                   --            (237,765)
    Engemann Small & Mid-Cap Growth ................................         57,377                   --             (57,377)
    Federated U.S. Government Bond .................................         32,567              (13,455)            (19,112)
    Goodwin Money Market ...........................................           (898)                 898                  --
    Goodwin Multi-Sector Fixed Income ..............................        445,267             (439,963)             (5,304)
    Hollister Value Equity .........................................        (11,283)               9,770               1,513
    Janus Core Equity ..............................................         22,930                  408             (23,338)
    Janus Flexible Income ..........................................            351                2,556              (2,907)
    Janus Growth ...................................................        176,323                   --            (176,323)
    MFS Investors Growth Stock .....................................            178                 (178)                 --
    MFS Investors Trust ............................................            633                 (633)                 --
    MFS Value ......................................................           (220)                 220                  --
    Morgan Stanley Focus Equity ....................................         17,294                   --             (17,294)
    Oakhurst Balanced ..............................................         30,244               (4,863)            (25,381)
    Oakhurst Growth and Income .....................................             --                 (479)                479
    Oakhurst Strategic Allocation ..................................         45,563              (12,509)            (33,054)
    Sanford Bernstein Global Value .................................         (3,471)               3,471                  --
    Sanford Bernstein Mid-Cap Value ................................        (33,664)              25,843               7,821
    Sanford Bernstein Small Cap Value ..............................         (8,253)               6,449               1,804
    Seneca Mid-Cap Growth ..........................................        357,510              (57,742)           (299,768)
    Seneca Strategic Theme .........................................        490,864                1,317            (492,181)

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

NOTE 10--SUBSEQUENT EVENT
    On November 13, 2001, The Board of Trustees of The Fund approved a Plan of Reorganization to merge three Series of the Fund into other existing series of the Fund. Each discontinued Series will be merged into a corresponding surviving series as follows:

    DISCONTINUED SERIES                         SURVIVING SERIES
    -------------------                         ----------------
    Engemann Nifty Fifty                        Engemann Capital Growth
    Janus Core Equity                           Janus Growth
    Oakhurst Balanced                           Oakhurst Strategic Allocation

    If the shareholders approve the Plan of Reorganization each discontinued Series will transfer all or substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series will receive a proportional number of shares in the surviving Series. The shareholders of each discontinued Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of the Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

    The Board of Trustees of the Fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy holders who already had account value allocated to the subaccounts investing in the Series as of February 16, 2001.

    On September 18, 2001, The Board of Trustees of the Fund approved the submission of an application for an Order of Approval with the Securities and Exchange Commission to substitute shares of an outside managed fund for shares of the Phoenix-Federated U.S. Government Bond Series. Upon approval of the application and the subsequent transaction, the Phoenix-Federated U.S. Government Bond Series will be closed.

--------------------------------------------------------------------------------
    TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended December 31, 2001, the following Series designated long-term capital gain dividends as follows:

    Aberdeen International ...................................  $ 3,087,474
    Deutsche Dow 30 ..........................................      137,185
    Engemann Capital Growth ..................................   24,334,683
    Federated U.S. Government Bond ...........................      314,062
    J.P. Morgan Research Enhanced Index ......................      676,397
    Janus Flexible Income ....................................       69,856
    MFS Investors Trust ......................................        5,103
    MFS Value ................................................          144
    Oakhurst Balanced ........................................    1,521,676
    Oakhurst Growth and Income ...............................      265,629
    Oakhurst Strategic Allocation ............................    4,043,514
    Sanford Bernstein Mid-Cap Value ..........................      397,320
    Sanford Bernstein Small Cap Value ........................        6,036
--------------------------------------------------------------------------------

    This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

(LOGO)]
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE PHOENIX EDGE SERIES FUND

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 30 series constituting The Phoenix Edge Series Fund (hereafter referred to as the "Fund") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


/S/ PRICEWATERHOUSECOOPERS, LLP

Boston, Massachusetts
February 8, 2002

                          THE PHOENIX EDGE SERIES FUND
                         RESULTS OF SHAREHOLDER MEETING
                                   (UNAUDITED)

A special meeting of Shareholders of The Phoenix Edge Series Fund was held on October 29, 2001 to approve the following matters:

    1. To approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as detailed below (items 1A -- 1M).

    2. To approve an amendment to the Fund's Declaration of Trust that would remove the provisions regarding fundamental investment restrictions from the Declaration of Trust.

    3. To approve the Fund's reliance on "manager of managers" relief under which the Fund's investment advisors, subject to the approval of the Board of Trustees, may, among other things, appoint, replace or terminate subadvisors recommended by each Series' investment advisor or enter into or materially amend existing subadvisory agreements without shareholder approval.

    4. To approve the amendment of the investment objective of the Phoenix-Janus Core Equity Series (formerly Phoenix-Janus Equity Income Series) to eliminate the income component of the investment objective.

On the record date of August 31, 2001, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

------------------------------------------------------------------------------------------------------------------------------------
  SERIES                                                                SHARES OUTSTANDING            PERCENTAGE PRESENT BY PROXY
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                 103,371,500.9868                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       15,177,103.1648                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,942,663.7769                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            14,272,788.1118                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               20,281,813.2845                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                315,000,072.8369                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    53,515,406.2928                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         13,875,131.9466                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                          10,212,160.4715                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   118,705,935.0011                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       73,681,221.1642                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  44,601,760.7357                        100%
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     76,836,790.1507                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     17,392,859.0384                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   13,836,894.5159                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            70,629,534.8323                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              9,099,392.6817                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      117,414,655.4480                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              89,651,903.4884                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                          106,766,567.5896                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,976,128.6377                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         30,992,034.7472                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,698,291.2396                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   41,728,815.1279                        100%
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  87,744,343.9470                        100%
------------------------------------------------------------------------------------------------------------------------------------

NUMBER OF VOTES

1A. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series.

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

This restriction does not apply to the Deutsche Dow 30, Deutsche Nasdaq-100 Index(R), Duff & Phelps Real Estate Securities or Morgan Stanley Focus Equity.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,495,152             1,748,095              5,128,255
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,537,220               176,011                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,467,719               614,157              1,190,912
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,250               355,076              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                287,102,734            11,018,747             16,878,592
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,515,562             1,909,418              3,090,425
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,118,980               303,113                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   109,250,460             2,799,681              6,655,794
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,644,643             1,935,761              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,438,515             1,159,032              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,266,201             3,179,923              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     14,575,333             1,289,717              1,527,809
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,395,888               248,650              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,640,821             3,739,034              6,249,680
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      106,235,661             2,885,781              8,293,214
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,593,089             3,199,464              4,859,350
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,274,964             2,951,098              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,638,960               239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,693,061               953,265              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,109,831               140,527                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,980,575               850,140              2,898,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,552,646             2,452,758              3,738,940
------------------------------------------------------------------------------------------------------------------------------------

1B. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

This restriction does not apply to the Duff & Phelps Real Estate Securities, Deutsche Dow 30, Deutsche Nasdaq-100 Index(R) or Morgan Stanley Focus Equity.

In addition, the Goodwin Money Market and Oakhurst Strategic Allocation may invest more than 25% of their assets in the banking industry.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,557,765             1,544,163              5,269,573
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,550,012               163,219                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,303,730               721,388              1,247,671
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,250               355,076              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                286,950,338            11,095,582             16,954,153
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,502,933             1,910,432              3,102,041
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,163,271               258,823                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   109,174,866             2,638,872              6,892,197
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,663,698             1,843,765              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,480,536             1,073,341              3,047,883
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,817,920             2,628,204              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     14,606,776             1,256,611              1,529,473
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,471,116               201,720              1,164,058
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,701,325             3,712,121              6,216,088
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,999,466             2,872,720              8,542,470
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,806,991             2,938,726              4,906,186
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,492,083             2,733,979              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,638,960               239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,308,322             1,338,005              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,011,056               239,302                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   38,039,185               790,747              2,898,883
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,745,088             2,239,778              3,759,478
------------------------------------------------------------------------------------------------------------------------------------

1C. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,301,351             1,850,344              5,219,806
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,533,321               179,417                464,365
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,326,453               698,664              1,247,671
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,250               355,076              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                284,399,726            13,191,609             17,408,738
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,095,838             2,277,640              3,141,928
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,036,978               385,115                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   107,262,157             4,550,337              6,893,441
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       65,971,206             2,536,257              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,062,760             1,487,940              3,051,060
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     68,916,902             3,529,221              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,984,495             1,880,555              1,527,809
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,395,888               248,650              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,188,798             4,202,597              6,238,140
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,545,626             3,550,816              8,318,214
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,102,215             3,643,502              4,906,186
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,264,417             2,961,644              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,659,035               987,292              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,494,440             1,335,492              2,898,883
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,024,339             2,960,528              3,759,478
------------------------------------------------------------------------------------------------------------------------------------

1D. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  95,826,303             2,284,166              5,261,031
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,475,697               203,884                497,523
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,252,397               829,479              1,190,912
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,330,194               448,664              1,502,955
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                282,583,501            15,473,876             16,942,696
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    47,791,833             2,609,127              3,114,447
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,058,914               338,950                814,297
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   103,712,715             8,338,669              6,654,551
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       65,794,944             2,785,460              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  39,853,784             1,743,763              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     56,604,769            12,738,914              4,493,107
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,850,289             2,015,316              1,527,254
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                  124,711,116               173,422              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            59,720,049             4,641,462              6,268,024
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      104,591,099             4,587,441              8,236,115
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              80,317,971             4,350,938              4,982,994
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           98,773,206             3,071,013              4,922,349
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         26,709,818             1,936,509              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   36,935,944             1,887,129              2,905,743
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  80,472,035             3,232,042              4,040,268
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

1E. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not underwrite the secuities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,418,213             1,773,233              5,180,055
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,546,606               166,625                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,456,230               612,107              1,204,451
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,447,066               417,260              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                285,940,954            11,568,230             17,490,889
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,366,722             2,013,521              3,135,163
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   107,377,704             4,388,993              6,939,238
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,717,640             1,862,764              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,432,285             1,165,263              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,851,681             2,569,053              4,416,056
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     14,292,917             1,558,165              1,541,777
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,498,619               145,919              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,468,857             3,910,998              6,249,680
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      106,206,177             2,889,970              8,318,508
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,694,070             3,010,006              4,947,828
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,389,731             2,812,334              4,564,503
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         26,878,497             1,325,533              2,788,005
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235                74,955                522,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   38,061,994               768,720              2,898,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,688,621             2,207,183              3,848,539
------------------------------------------------------------------------------------------------------------------------------------

1F. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not purchase or sell real estate, except that a series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,509,013             1,679,946              5,182,541
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,552,544               160,686                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,279,425               788,912              1,204,451
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,250               355,076              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                286,116,889            11,991,473             16,891,711
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,389,421             2,033,160              3,092,825
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,163,271               258,823                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   109,003,056             2,767,370              6,935,509
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,708,577             1,871,827              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,426,858             1,170,689              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,084,478             3,361,645              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     14,480,723             1,369,807              1,542,329
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,471,116               201,720              1,164,058
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,659,450             3,754,547              6,215,538
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,257,164             3,879,901              8,277,590
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,563,827             3,219,762              4,868,314
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,381,001             2,845,060              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,638,960               239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,625,212               578,818              2,788,005
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,108,644                67,546                522,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,660,897             1,169,817              2,898,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,399,342             2,603,585              3,741,417
------------------------------------------------------------------------------------------------------------------------------------

1G. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not make loans, except that a Series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  95,908,506             2,279,662              5,183,333
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,457,251               255,488                464,365
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,379,711               702,165              1,190,912
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,415,662               448,664              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                284,013,696            13,950,931             17,035,446
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,119,913             2,276,373              3,119,121
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   103,636,633             8,178,313              6,890,989
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       65,755,294             2,825,110              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  39,936,669             1,660,878              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     59,326,726            13,119,397              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,836,100             2,028,953              1,527,806
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,471,116               173,422              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,075,356             4,316,039              6,238,140
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,190,729             3,756,537              8,467,389
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              80,731,916             3,992,006              4,927,982
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           98,932,590             3,159,353              4,674,625
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,249,409             1,396,918              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,100,048               150,310                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   36,962,260             1,868,454              2,898,101
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,026,393             2,940,526              3,777,425
------------------------------------------------------------------------------------------------------------------------------------

1H. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

A Series may not purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,251,456             1,833,220              5,286,825
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,502,917               210,314                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,175,440               792,038              1,305,309
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,250               355,076              1,417,487
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                283,167,201            14,051,587             17,781,285
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,018,266             2,369,230              3,127,910
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   107,083,800             4,728,354              6,893,782
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,057,604             2,449,860              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,114,487             1,436,213              3,051,060
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     68,586,651             3,859,472              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,790,778             1,997,724              1,604,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,471,116               201,720              1,164,058
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,280,825             4,133,171              6,215,538
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,030,899             3,838,661              8,545,096
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,045,067             3,650,067              4,956,769
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,334,338             2,631,199              4,801,031
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,282,197             1,364,130              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,100,048               150,310                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,581,215             1,248,717              2,898,883
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  80,687,240             3,321,775              3,735,329
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

1I. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

It is proposed that there be no investment restrictions involving illiquid securities.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  95,785,411             2,187,483              5,398,606
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,502,917               210,314                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,300,780               724,337              1,247,671
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,002               355,076              1,417,735
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                284,864,269            13,086,127             17,049,677
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,296,569             2,099,649              3,119,188
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   105,867,483             4,460,236              8,378,217
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,640,779             1,866,684              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,416,881             1,136,997              3,047,883
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,344,929             3,075,805              4,416,056
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,675,491             2,129,646              1,587,722
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,470,833               173,705              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,202,147             4,187,834              6,239,554
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,520,639             3,600,542              8,293,475
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,432,295             3,313,422              4,906,186
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,239,766             2,688,451              4,838,351
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,381,925             1,257,615              2,352,495
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,666,862             1,162,571              2,899,382
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,146,391             2,717,539              3,880,415
------------------------------------------------------------------------------------------------------------------------------------

1J. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

It is proposed that there be no investment restrictions involving purchases on margin.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  95,885,138             2,345,591              5,140,771
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,509,347               203,884                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,119,303               962,573              1,190,912
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,002               355,076              1,417,735
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                284,575,927            13,445,218             16,978,928
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,216,569             2,190,255              3,108,582
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   105,634,321             4,695,882              8,375,732
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,645,169             1,935,235              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,162,927             1,434,620              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,561,271             2,884,852              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,688,640             2,115,941              1,588,278
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,470,833               202,003              1,164,058
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,220,014             4,192,568              6,216,953
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,247,554             3,624,370              8,542,731
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,251,126             3,541,427              4,859,350
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,197,597             2,767,939              4,801,031
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,444,079               434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         26,897,034             1,749,293              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,545,490             1,284,725              2,898,600
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,043,540             2,884,846              3,815,958
------------------------------------------------------------------------------------------------------------------------------------

1K. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

It is proposed that there be no investment restrictions involving investments for control.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,096,203             2,056,283              5,219,015
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,553,037               160,194                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,324,549               610,072              1,338,167
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,002               355,076              1,417,735
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                284,956,394            12,843,848             17,199,830
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,338,985             2,054,786              3,121,635
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,163,271               258,823                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   107,600,586             2,674,964              8,430,385
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,771,427             1,736,036              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,425,474             1,121,593              3,054,694
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,479,186             2,966,938              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     14,227,290             1,613,385              1,552,184
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,498,336               146,202              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,332,942             4,057,038              6,239,554
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,785,642             3,086,282              8,542,731
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,601,995             3,099,672              4,950,236
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,733,568             2,313,162              4,719,838
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,638,960               239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,253,002             1,042,612              2,696,421
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,669,208             1,160,225              2,899,382
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,415,967             2,550,952              3,777,425
------------------------------------------------------------------------------------------------------------------------------------

1L. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

It is proposed that there be no investment restrictions involving repurchase agreements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,188,785             1,962,910              5,219,806
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,552,544               160,194                464,365
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                            12,366,458               658,660              1,247,671
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                               18,509,002               355,076              1,417,735
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                                286,026,392            11,509,317             17,464,364
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                    48,470,085             1,928,617              3,116,704
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                         12,096,560                79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                           9,083,144               338,950                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                   105,884,578             4,442,435              8,378,923
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                       66,747,646             1,759,817              5,173,758
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                  40,450,249             1,103,628              3,047,883
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                     69,505,075             2,941,048              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                     13,884,680             1,972,077              1,536,102
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                   12,498,336               146,202              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                            60,187,434             4,209,968              6,232,133
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                              8,544,059                     0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                      105,743,355             3,377,825              8,293,475
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                              81,638,755             3,124,695              4,888,454
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                           99,811,625             2,414,437              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                           7,638,960               239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                         27,693,061               953,265              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                        8,101,235               149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                   37,669,208             1,160,225              2,899,382
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                  81,422,026             2,546,111              3,776,207
------------------------------------------------------------------------------------------------------------------------------------

1M. Approve amendments to the fundamental investment restrictions of each Series and conforming changes to the Declaration of Trust as follows:

It is proposed that there be no investment restrictions involving investment company securities..

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                  96,176,193             2,080,445              5,114,863
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                       14,546,606               166,625                463,872
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                         17,140,729               194,529                607,405
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                          12,462,615                 619,261              1,190,912
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                             18,509,002                 355,076              1,417,735
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                              286,208,576              11,420,466             17,371,031
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                  48,460,743               1,937,540              3,117,123
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                       12,096,560                  79,423              1,699,149
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                         9,083,144                 338,980                790,067
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                 105,905,325               4,421,687              8,378,923
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                     66,717,640               1,862,764              5,100,817
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                40,482,219               1,115,329              3,004,213
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                   69,544,353               2,901,770              4,390,667
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                   14,210,425               1,647,439              1,534,995
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                 12,498,336                 146,202              1,192,357
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                          60,324,870               4,065,111              6,239,554
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                            8,544,059                       0                555,334
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                    106,099,535               3,021,645              8,293,475
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                            81,661,710               3,134,792              4,855,401
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                         99,882,281               2,343,780              4,540,506
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                         7,444,079                 434,020                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                       27,659,035                 987,292              2,345,708
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                      8,101,235                 149,124                447,933
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                 37,667,644               1,161,789              2,899,382
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                81,482,212               2,526,803              3,735,329
------------------------------------------------------------------------------------------------------------------------------------

2. Approve an amendment to the Fund's Declaration of Trust that would remove the provisions regarding fundamental investment restrictions from the Declaration of Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                98,103,101               1,490,068              3,778,332
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                     14,794,946                 174,579                207,577
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                       17,326,547                 194,529                421,587
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                          13,020,259                 334,848                917,681
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                             18,969,681                 133,935              1,178,197
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                              294,262,211               7,799,771             12,938,091
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                  50,069,610               1,053,141              2,392,655
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                       12,510,133                 311,087              1,053,912
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                         9,280,014                 218,461                713,685
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                 108,456,659               3,697,478              6,551,798
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                     68,659,549               1,812,309              3,209,363
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                41,689,412               1,106,646              1,805,703
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                   69,677,212               2,296,585              4,862,993
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                   15,289,689               1,128,837                974,334
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                 12,718,915                 130,261                987,719
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                          65,011,436                 909,433              4,708,665
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                            8,556,072                       0                543,320
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                   RESULTS OF SHAREHOLDER MEETING (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                    108,197,586               2,655,670              6,561,400
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                            84,119,391               2,520,590              3,011,923
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                        101,585,186               1,852,602              3,328,779
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                         7,638,960                 239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                       29,038,212                 785,658              1,168,165
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                      8,224,092                  92,512                381,687
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                 39,064,403                 679,951              1,984,462
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                83,067,384               1,723,903              2,953,057
------------------------------------------------------------------------------------------------------------------------------------

3. Approve the Fund's reliance on "manager of managers" relief under which the Fund's investment advisors, subject to the approval of the Board, may, among other things, appoint, replace or terminate subadvisors recommended by each Series' investment advisor or enter into or materially amend existing subadvisory agreements without shareholder approval.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen International                                                98,056,077               1,531,558              3,783,865
------------------------------------------------------------------------------------------------------------------------------------
  Aberdeen New Asia                                                     14,950,484                  96,656                129,963
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Dow 30                                                       17,326,547                 194,529                421,587
------------------------------------------------------------------------------------------------------------------------------------
  Deutsche Nasdaq-100 Index(R)                                          13,019,759                 364,032                888,997
------------------------------------------------------------------------------------------------------------------------------------
  Duff & Phelps Real Estate                                             18,938,335                 149,954              1,193,524
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Capital Growth                                              292,516,919               9,589,940             12,893,214
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Nifty Fifty                                                  49,584,201               1,575,141              2,356,064
------------------------------------------------------------------------------------------------------------------------------------
  Engemann Small & Mid-Cap Growth                                       12,744,531                  76,689              1,053,912
------------------------------------------------------------------------------------------------------------------------------------
  Federated U.S. Government Bond                                         9,348,675                 149,800                713,685
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Money Market                                                 111,506,330               1,930,763              5,268,842
------------------------------------------------------------------------------------------------------------------------------------
  Goodwin Multi-Sector Fixed Income                                     68,663,358               1,808,500              3,209,363
------------------------------------------------------------------------------------------------------------------------------------
  Hollister Value Equity                                                41,441,780               1,354,278              1,805,703
------------------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Research Enhanced Index                                   71,157,082               1,856,113              3,823,595
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                   15,728,415                 723,114                941,330
------------------------------------------------------------------------------------------------------------------------------------
  Janus Flexible Income                                                 12,718,915                  30,921              1,087,059
------------------------------------------------------------------------------------------------------------------------------------
  Janus Growth                                                          65,528,677                 397,716              4,703,141
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley Focus Equity                                            8,556,072                       0                543,320
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Balanced                                                    108,713,581               2,593,527              6,107,547
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Growth and Income                                            84,554,114               2,253,276              2,844,513
------------------------------------------------------------------------------------------------------------------------------------
  Oakhurst Strategic Allocation                                        101,762,982               1,812,969              3,190,617
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Global Value                                         7,638,960                 239,139                 98,030
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Mid-Cap Value                                       28,814,674               1,029,019              1,148,342
------------------------------------------------------------------------------------------------------------------------------------
  Sanford Bernstein Small Cap Value                                      8,222,884                  93,720                381,687
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Mid-Cap Growth                                                 39,049,467                 696,010              1,983,338
------------------------------------------------------------------------------------------------------------------------------------
  Seneca Strategic Theme                                                82,823,472               1,975,576              2,945,296
------------------------------------------------------------------------------------------------------------------------------------

4. Approve the amendment of the investment objective of the Phoenix-Janus Equity Income Series to eliminate the income component of the investment objective

------------------------------------------------------------------------------------------------------------------------------------
                                                                            FOR                   AGAINST                ABSTAIN
------------------------------------------------------------------------------------------------------------------------------------
  Janus Equity Income                                                   15,926,078                 538,495                928,286
------------------------------------------------------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 541-0171.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                              TERM OF OFFICE                                            FUND COMPLEX      OTHER TRUSTEESHIPS/
  NAME, (DOB), ADDRESS AND     AND LENGTH OF        PRINCIPAL OCCUPATION(S)              OVERSEEN BY         DIRECTORSHIPS
  POSITION(S) WITH TRUST        TIME SERVED           DURING PAST 5 YEARS                  TRUSTEE          HELD BY TRUSTEE
====================================================================================================================================
                                                       DISINTERESTED TRUSTEES
====================================================================================================================================
  Frank M. Ellmer, CPA             1999       Retired                                        30        None
  704 SW Lake Charles Circle
  Port St. Lucie, FL  34986
  4/11/40
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  John A. Fabian                   1999       Retired                                        30        None
  497 Hensler Lane
  Oradell, NJ 07649
  2/5/34
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Roger A. Gelfenbien              2000       Retired                                        30        Chairman, Board of
  37 Stonegate Drive                                                                                   Trustees at The
  Wethersfield, CT 06109                                                                               University of Connecticut
  5/14/43                                                                                              (1997-present). Director,
  Trustee                                                                                              USAllianz Variable
                                                                                                       Insurance Product Trust,
                                                                                                       23 funds (1999-present).
------------------------------------------------------------------------------------------------------------------------------------
  Eunice S. Groark                 1999       Self-employed                                  30        Director, Peoples' Bank
  35 Saddle Ridge Drive                                                                                (1995-present)
  Bloomfield, CT 06002
  2/1/38
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Frank E. Grzelecki               2000       Retired; previously Managing Director,         30        Director, Trenwick Group,
  312 Greenley Road                           Saugatuck Associates, Inc. (1999-2000);                  LTD (2000-present) and
  New Canaan, CT 06840                        Vice Chairman, (1997-1998), President/                   Barnes Group, Inc.
  6/19/37                                     Chief Operating Officer (1992-1997),                     (1997-present).
  Trustee                                     Handy & Harman
------------------------------------------------------------------------------------------------------------------------------------
  John R. Mallin                   1999       Principal/Attorney, Cummings & Lockwood,       30        None
  Cummings & Lockwood                         LLC (1996-present)
  Cityplace I
  Hartford, CT  06103
  7/28/50
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Timothy P. Shriver               1999       President and Chief Executive Officer,         30        None
  Special Olympics, Inc.                      Special Olympics, Inc. (1996-present)
  1325 G Street, N.W. #500
  Washington, D.C. 20005
  8/29/59
  Trustee
====================================================================================================================================
                                                       INTERESTED TRUSTEES
====================================================================================================================================
  Simon Y. Tan                     1999       Various positions, including Executive         30        Director, Phoenix-
  One American Row                            Vice President, Phoenix Life Insurance                   Aberdeen International
  Hartford, CT 06102                          Company (1982-present)                                   Advisors, LLC. Director
  2/17/52                                                                                              and President (1999-
  President/Trustee                                                                                    present) Phoenix Variable
                                                                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dona D. Young                    2000       Various positions, including President         30        Director, The Phoenix
  One American Row                            and Chief Operating Officer, Phoenix                     Companies, Inc. (2001-
  Hartford, CT 06102                          Life Insurance Company (1980-present).                   present), Foot Locker, Inc.
  1/8/54                                                                                               (2001-present) (formerly
  Trustee                                                                                              known as Venator Group,
                                                                                                       Inc.), and Wachovia
                                                                                                       Corporation (2000-present).
------------------------------------------------------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                              TERM OF OFFICE                                            FUND COMPLEX      OTHER TRUSTEESHIPS/
  NAME, (DOB), ADDRESS AND     AND LENGTH OF        PRINCIPAL OCCUPATION(S)              OVERSEEN BY         DIRECTORSHIPS
  POSITION(S) WITH TRUST        TIME SERVED           DURING PAST 5 YEARS                  TRUSTEE          HELD BY TRUSTEE
====================================================================================================================================
                                                   OFFICER(S) WHO ARE NOT TRUSTEES
====================================================================================================================================
  J. Roger Engemann                1998       Senior Vice President, Phoenix Edge            N/A       N/A
  600 North Rosemead Blvd.                    Series Fund. President and Director
  Pasadena, CA 91107                          Roger Engemann & Associates, Inc.
  10/17/40                                    since 1969. President and Director,
  Senior Vice President                       Pasadena Capital Corporation (1988-
                                              present) and Roger Engemann Management
                                              Co., Inc. (1985-present). Chairman,
                                              President and Trustee (1986-present)
                                              Phoenix-Engemann Funds; Managing
                                              Director (1998-2001) Phoenix Investment
                                              Counsel, Inc; Senior Vice President
                                              (1998-present) Phoenix Series Fund;
                                              Senior Vice President (1998-2001)
                                              Phoenix Strategic Equity Series Fund.
------------------------------------------------------------------------------------------------------------------------------------
  Michael J. Gilotti               1999       Executive Vice President, Phoenix Edge         N/A       N/A
  One American Row                            Series Fund (1999-present), Senior Vice
  Hartford, CT 06102                          President, Phoenix Life Insurance
  05/25/47                                    Company (1999-present); Director
  Executive Vice President                    (2000-prsent), Phoenix Variable Advisors,
                                              Inc; Vice President and Bank and
                                              Broker/Dealer Markets, Aetna Retirement
                                              Services (1994-1999)
------------------------------------------------------------------------------------------------------------------------------------
  Michael E. Haylon                1993       Director and Executive Vice President,         N/A       N/A
  56 Prospect Street                          Investment, Phoenix Investment Partners,
  Hartford, CT 06115                          Ltd. (1995-present); Director (since
  12/18/57                                    1994) and President (since 1995),
  Executive Vice President                    Phoenix Investment Counsel, Inc.;
                                              Director (since 1995), Phoenix Equity
                                              Planning Corp.; President (since June
                                              2000) PXP Securities Corp.; Executive
                                              Vice President (since 1996); Duff &
                                              Phelps Investment Management Co.;
                                              Executive Vice President (since 1999)
                                              Phoenix/Zweig Advisors LLC and Euclid
                                              Advisors LLC. Director (1996-present)
                                              Phoenix-Aberdeen International Advisors,
                                              LLC.; Executive Vice President, Phoenix
                                              Funds (1993-present); Phoenix-Aberdeen
                                              Series Fund (1996-present) and
                                              Phoenix-Seneca Funds (2000-present).
                                              Executive Vice President (1997-
                                              present), Vice President (1996-1997),
                                              Phoenix- Duff & Phelps Institutional
                                              Mutual Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gail P. Seneca                   1998       Senior Vice President, Phoenix Edge            N/A       N/A
  909 Montgomery Street                       Series Fund. President and Chief
  San Francisco, CA 94133                     Executive and Investment Officer, Seneca
  03/07/53                                    Capital Management LLC (1996-present).
  Senior Vice President                       Managing Director, Equities, Phoenix
                                              Investment Counsel, Inc. (1998-present).
                                              President and Trustee (1996-present),
                                              Phoenix-Seneca Funds. Managing General
                                              Partner and Chief Executive and
                                              Investment Officer, GMG/Seneca Capital
                                              Management LP (1989-present). Senior
                                              Vice President, Phoenix Multi-Portfolio
                                              Fund (1998-present), Phoenix Duff &
                                              Phelps Institutional Mutual Funds
                                              (1999-present) and Phoenix Strategic
                                              Equity Series Fund (1998-present).
                                              General Partner, Genesis Merchant Group
                                              LP (1990-1996). President, GenCap, Inc.
                                              (1994-present).
------------------------------------------------------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                              TERM OF OFFICE                                            FUND COMPLEX      OTHER TRUSTEESHIPS/
  NAME, (DOB), ADDRESS AND     AND LENGTH OF        PRINCIPAL OCCUPATION(S)              OVERSEEN BY         DIRECTORSHIPS
  POSITION(S) WITH TRUST        TIME SERVED           DURING PAST 5 YEARS                  TRUSTEE          HELD BY TRUSTEE
====================================================================================================================================
                                                   OFFICER(S) WHO ARE NOT TRUSTEES
====================================================================================================================================
  James D. Wehr                    1991       Senior Vice President, Phoenix Edge            N/A       N/A
  56 Prospect Street                          Series Fund, Senior Vice President,
  Hartford, CT 06115                          Fixed Income (1998-present), Managing
  05/17/57                                    Director (1996-1998), Fixed Income,
  Senior Vice President                       Vice President (1991-1996), Phoenix
                                              Investment Counsel, Inc. Senior Vice
                                              President (1997-present), Vice President
                                              (1988-1997), Phoenix Multi-Portfolio
                                              Fund; Senior Vice President
                                              (1997-present), Vice President (1990-
                                              1997), Phoenix Series Fund; Senior Vice
                                              President (1997-present), Vice President
                                              (1993-1997) Phoenix-Goodwin California
                                              Tax Exempt Bond Fund and Senior Vice
                                              President (1997-present), Vice
                                              President (1996-1997), Phoenix Duff &
                                              Phelps Institutional Mutual Funds.
                                              Senior Vice President (1997-present),
                                              Phoenix-Goodwin Multi-Sector Fixed
                                              Income Fund, Phoenix-Goodwin
                                              Multi-Sector Short Term Bond Fund,
                                              Phoenix-Oakhurst Income & Growth Fund
                                              and Phoenix-Oakhurst Strategic
                                              Allocation Fund. Senior Vice President
                                              and Chief Investment Officer, Duff &
                                              Phelps Utilities Tax Free Income, Inc.
                                              (1997-present). Vice President (1996-
                                              present) Duff & Phelps Investment
                                              Manager Co.
------------------------------------------------------------------------------------------------------------------------------------
  Hugh Young                       1996       Senior Vice President, Phoenix Edge            N/A       N/A
  Aberdeen Asset Managers LTD                 Series Fund. Senior Vice President,
  88A Circular Road                           Phoenix-Aberdeen Series Fund (1996-
  Singapore 049439                            present); Director, Phoenix-Aberdeen
  05/21/58                                    International Advisors, LLC; Far East
  Senior Vice President                       Investment Director, Aberdeen Asset
                                              Management Asia Limited (1988-present);
                                              Managing Director, Aberdeen Asset
                                              Management Asia Limited (1992-present);
                                              Managing Director, Aberdeen Asset
                                              Management plc (1991-present); Managing
                                              Director, Aberdeen International Fund
                                              Managers Limited (2000-present);
                                              Director, Aberdeen Asset Management and
                                              Aberdeen Asset Managers (CI) Limited
                                              (2001 to present); Director, Abtrust
                                              Asian Smaller Companies Investment Trust
                                              plc (1995-present); Abtrust New Dawn
                                              Investment Trust plc (1989-present);
                                              Abtrust Emerging Asia Investment Trust
                                              Limited (1990-present); JF Philippine
                                              Fund Inc. and Apollo Tiger; President,
                                              Aberdeen Asia-Pacific Income Fund, Inc.
                                              (2001-present); Director and President,
                                              Aberdeen Australia Equity Fund, Inc. and
                                              Aberdeen Commonwealth Income Fund, Inc.
                                              (2001-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                 1994       Treasurer, Phoenix Edge Series Fund            N/A       N/A
  56 Prospect Street                          (1994-present), Phoenix funds (1994-
  Hartford, CT  06115                         present), Phoenix Duff & Phelps
  11/24/52                                    Institutional Mutual Funds (1996-present),
  Treasurer                                   Phoenix-Aberdeen Series Fund (1996-
                                              present) and Phoenix-Seneca Funds
                                              (2000-present). Vice President and
                                              Treasurer (1994-present), Phoenix
                                              Equity Planning Corporation.
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth                 2001       Vice President, Secretary and Counsel,         N/A       N/A
  One American Row                            Phoenix Edge Series Fund. Counsel,
  Hartford, CT 06102                          Phoenix Life Insurance Company
  11/14/58                                    (1993-present).
  Vice President, Secretary
  and Counsel
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Timothy P. Shriver
Simon Y. Tan
Dona D. Young

EXECUTIVE OFFICERS
Simon Y. Tan, President
Michael E. Haylon, Executive Vice President
Michael E. Gilotti, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
David L. Albrycht, Vice President
Malcom Axon, Vice President
Christian C. Bertelsen, Vice President
Doreen A. Bonner, Vice President, Compliance
   Officer & Assistant Secretary
Steven L. Colton, Vice President
Timothy Devlin, Vice President
Ronald K. Jacks, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
Chester S. Sokolosky, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
John S. Tilson, Vice President
Richard J. Wirth, Vice President,
   Secretary & Counsel
Nancy G. Curtiss, Vice President & Treasurer



INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2076

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 002110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

                       THIS PAGE LEFT INTENTIONALLY BLANK.

                       THIS PAGE LEFT INTENTIONALLY BLANK.

                       THIS PAGE LEFT INTENTIONALLY BLANK.

                                 --------------
                                    PRSRT STD
                                  U.S. Postage
                                     P A I D
                                     Andrew
                                   Associates
                                 --------------

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012

Phoenix Life Insurance Company
www.phoenixwm.com

GN0144A (C) Phoenix Life Insurance company                                 2-02

                            [RECYCLE LOGO OMITTED.]
                           PRINTED ON RECYCLED PAPER